UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

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Cliffwater Corporate Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2030

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212

(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1.       Report to Shareholders

(a)

The semi-annual report of the registrant for the period ended September 30, 2025 transmitted to shareholders pursuant to Rule 30e-1 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLIFFWATER CORPORATE LENDING FUND

Semi-Annual Report

For the Period Ended September 30, 2025

(Unaudited)

Cliffwater Corporate Lending Fund
Table of Contents For the Period Ended September 30, 2025

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund
Letter to Shareholders September 30, 2025 (Unaudited)

To our shareholders:

We recently completed six years of operation and want to thank you for the continued trust you have placed in us. The Fund’s performance has been consistently strong relative to our objective.

The Cliffwater Corporate Lending Fund (the “Fund”) produced a net annualized return of 9.59% from its June 5, 2019, inception through September 30, 2025. This compares to a 5.84% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measured 1.75% for the same period compared to 6.36% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong investor inflows over the trailing year, with net assets growing from $22.8 billion on September 30, 2024, to $31.5 billion on September 30, 2025. This asset growth has been supported by significant investment in personnel and technology to grow our platform, and the onboarding of additional strategic lending partners to access high-quality senior corporate loans. Factors materially affecting the Fund’s performance during the most recently completed six months include a high current cash yield, and few realized losses.

We remain confident in the Fund’s continued performance despite the uncertain economic environment. We believe that, during the past year, the Fund’s 10% average distribution rate remained attractive, and we believe that the floating rate nature of our loans helped mitigate risk in an uncertain interest rate environment.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt
Chief Investment Officer
Cliffwater LLC

Cliffwater Corporate Lending Fund
Letter to Shareholders September 30, 2025 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange, and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have a foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

Cybersecurity risks have significantly increased in recent years, and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 85.0%
Business Services — 10.6%
AArete Investment, LLC	Delayed Draw	1.00%			6/5/2031	USD	6,657,459	$(81,050)	$(83,218)[1,2,3]
AArete Investment, LLC	First Lien Term Loan	8.50%	SOFR	450	6/5/2031	USD	7,747,354	7,654,454	7,650,512	[1,3,4]
AArete Investment, LLC	Revolver	0.50%			6/5/2031	USD	2,965,116	(35,111)	(37,064)[1,2,3]
ABC Legal Holdings, LLC	Delayed Draw	1.00%			8/13/2032	USD	2,249,197	(22,346)	(22,492)[1,2,3,5]
ABC Legal Holdings, LLC	First Lien Term Loan	8.65%	SOFR	450	8/13/2032	USD	7,534,807	7,460,163	7,459,460	[1,3,4,5]
ABC Legal Holdings, LLC	Revolver	0.50%			8/13/2032	USD	1,398,184	(13,807)	(13,982)[1,2,3,5]
Accordion Partners LLC	Delayed Draw	9.48%	SOFR	525	11/15/2031	USD	6,847,827	1,031,577	1,035,056	[1,3,4,6]
Accordion Partners LLC	First Lien Term Loan	9.00%	SOFR	500	11/15/2031	USD	40,038,043	39,673,939	39,683,750	[1,3,4]
Accordion Partners LLC	Revolver	9.57%	SOFR	525	11/15/2031	USD	4,565,217	503,423	503,081	[1,3,4,6]
Aldinger Company	Delayed Draw	9.50%	SOFR	525	8/6/2028	USD	58,445	24,272	24,256	[1,3,4,5,6]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	10.25%	SOFR	625	5/23/2029	USD	22,106,250	21,725,786	22,058,828	[1,3,4]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.50%	SOFR	550	5/23/2029	USD	2,444,062	2,407,322	2,428,060	[1,3,4]
Allied Power Group, LLC	Delayed Draw	1.00%			5/16/2030	USD	4,626,060	(22,851)	(23,130)[1,2,3]
Allied Power Group, LLC	First Lien Term Loan	8.93%	SOFR	500	5/16/2030	USD	14,602,930	14,459,674	14,456,901	[1,3,4]
Allied Power Group, LLC	Revolver	0.50%			5/16/2030	USD	771,010	(7,519)	(7,710)[1,2,3]
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	8.64%	SOFR	450	12/16/2027	USD	50,000,000	3,317,515	3,750,000	[1,3,4,6]
AMCP Clean Acquisition Company, LLC	Delayed Draw	9.05%	SOFR	475	6/15/2028	USD	838,498	448,948	455,939	[1,3,4,5,6]
Amerit Fleet Parent, LLC	Delayed Draw	9.41%	SOFR	525	1/27/2032	USD	12,502,155	9,833,693	9,775,141	[1,3,4,6]
Amerit Fleet Parent, LLC	First Lien Term Loan	9.41%	SOFR	525	1/27/2032	USD	27,348,463	27,316,599	27,190,598	[1,3,4]
Amerit Fleet Parent, LLC	Revolver	9.41%	SOFR	525	1/27/2032	USD	6,251,078	3,813,658	3,793,953	[1,3,4,6]
Amplify Buyer, Inc.	First Lien Term Loan	8.75%	SOFR	475	9/17/2032	USD	40,000,000	39,800,000	39,800,000	[1,3,4]
Analytic Partners, LP	First Lien Term Loan	8.64%	SOFR	475	12/11/2029	USD	9,106,608	9,046,602	9,088,895	[1,3,4,5]
Analytic Partners, LP	Revolver	0.50%			12/11/2029	USD	1,236,807	(7,899)	(2,406)[1,2,3,5]
Any Hour, LLC	Delayed Draw	9.25%	SOFR	525	5/23/2030	USD	7,606,828	630,315	590,645	[1,3,4,6]
Any Hour, LLC	First Lien Term Loan	9.25%	SOFR	525	5/23/2030	USD	25,817,893	25,498,935	25,340,868	[1,3,4]
Any Hour, LLC	Revolver	9.24%	SOFR	525	5/23/2030	USD	3,807,107	2,734,515	2,708,846	[1,3,4,6]
Applied Technical Services, LLC	Delayed Draw	9.25%	SOFR	525	4/8/2031	USD	4,080,336	2,244,634	2,269,704	[1,3,4,5,6]
Applied Technical Services, LLC	Delayed Draw	1.00%			4/8/2031	USD	4,080,336	(41,208)	(15,285)[1,2,3,5]
Applied Technical Services, LLC	First Lien Term Loan	9.25%	SOFR	525	4/8/2031	USD	80,827,265	80,029,367	80,524,478	[1,3,4,5]
Applied Technical Services, LLC	Revolver	11.75%	PRIME	425	4/8/2031	USD	6,300,145	949,989	984,422	[1,3,4,6]
Applied Technical Services, LLC	Revolver	11.50%	PRIME	425	4/8/2031	USD	1,860,526	369,180	383,741	[1,3,4,5,6]
AQ Carver Buyer, Inc.	First Lien Term Loan	9.60%	SOFR	550	8/2/2029	USD	29,475,000	29,049,239	28,397,247	[1,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Archer Acquisition, LLC	Delayed Draw	8.81%	SOFR	475	10/6/2029	USD	619,661	$225,034	$222,387	[1,3,4,6]
Archer Acquisition, LLC	Delayed Draw	1.00%			10/6/2029	USD	128,771	(638)	(644)[1,2,3]
Archer Acquisition, LLC	First Lien Term Loan	8.85%	SOFR	475	10/6/2029	USD	6,451,534	6,378,474	6,419,276	[1,3,4]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	130,587	(3,918)	(653)[1,2,3]
Ares Holdings LLC	First Lien Term Loan	9.16%	SOFR	500	11/18/2027	USD	2,238,610	2,222,326	2,230,225	[1,3,4,5]
Ares Holdings LLC	Revolver	9.15%	SOFR	500	11/18/2027	USD	1,014,320	409,028	412,071	[1,3,4,5,6]
Arrow, Inc.	Delayed Draw	1.00%			9/30/2030	USD	7,683,000	(115,183)	(115,245)[1,2,3]
Arrow, Inc.	First Lien Term Loan	10.75%	SOFR	675	9/30/2030	USD	15,656,000	15,421,255	15,421,160	[1,3,4]
Arrow, Inc.	Revolver	0.50%			9/30/2030	USD	1,913,000	(28,680)	(28,695)[1,2,3]
ATIS Acquisition, Inc.	Delayed Draw	9.00%	SOFR	500	9/24/2030	USD	2,463,445	116,246	49,051	[1,3,4,5,6]
ATIS Acquisition, Inc.	First Lien Term Loan	9.00%	SOFR	500	9/24/2030	USD	2,451,449	2,424,831	2,359,080	[1,3,4,5]
ATIS Acquisition, Inc.	Revolver	0.50%			9/24/2030	USD	739,130	(7,697)	(28,232)[1,2,3,5]
Atomic Midco 2 Limited	Delayed Draw	1.00%			9/8/2032	GBP	7,500,000	4,560,820	4,485,767	[1,2,3,7]
Atomic Midco 2 Limited	First Lien Term Loan	8.97%	SONIA	500	9/8/2032	GBP	12,500,000	16,746,482	16,621,840	[1,3,4,7]
Atomic Midco 2 Limited	Revolver	0.50%			9/8/2032	GBP	2,500,000	1,508,153	1,483,152	[1,2,3,7]
Auxey Bidco Limited	First Lien Term Loan	10.42%	SOFR	600	6/29/2027	USD	14,812,500	14,652,301	14,812,500	[1,3,4]
AVSC Holding Corp.	Revolver	11.50%	PRIME	500	12/5/2029	USD	2,141,536	728,643	761,043	[1,3,4,5,6]
AVSC Holding Corp.	First Lien Term Loan	9.16%	SOFR	500	12/5/2031	USD	18,103,373	17,770,599	18,068,161	[1,3,4,5]
AWP Group Holdings, Inc.	Delayed Draw	8.66%	SOFR	475	12/23/2030	USD	39,997,541	22,799,144	22,616,318	[1,3,4,5,6]
AWP Group Holdings, Inc.	First Lien Term Loan	8.66%	SOFR	475	12/23/2030	USD	52,526,786	51,911,818	52,030,447	[1,3,4,5]
AWP Group Holdings, Inc.	Revolver	8.66%	SOFR	475	12/23/2030	USD	14,245,821	6,138,690	6,084,568	[1,3,4,6]
AWT Merger Sub, Inc.	Delayed Draw	10.09%	SOFR	625	12/17/2027	USD	6,165,670	5,103,368	5,196,058	[1,3,4,6]
AWT Merger Sub, Inc.	First Lien Term Loan	10.09%	SOFR	625	12/17/2027	USD	1,517,056	1,491,427	1,517,056	[1,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	10.40%	SOFR	625	12/17/2027	USD	6,209,398	6,109,629	6,209,398	[1,3,4]
AWT Merger Sub, Inc.	Revolver	0.50%			12/17/2027	USD	1,071,429	—	—	[1,2,3]
AWT Merger Sub, Inc.	Revolver	9.75%	SOFR	575	12/17/2027	USD	134,668	67,405	68,920	[1,3,4,6]
BC Group Holdings, Inc.	First Lien Term Loan	9.00%	SOFR	500	12/21/2026	USD	1,056,618	1,046,385	1,046,052	[1,3,4,5]
BC Group Holdings, Inc.	Delayed Draw	1.00%			12/21/2027	USD	1,297,024	(12,659)	(12,970)[1,2,3,5]
BC Group Holdings, Inc.	First Lien Term Loan	9.20%	SOFR	500	12/21/2027	USD	165,322	163,703	163,669	[1,3,4,5]
BC Group Holdings, Inc.	First Lien Term Loan	9.00%	SOFR	500	12/21/2027	USD	2,986,039	2,957,465	2,956,178	[1,3,4]
Benecon Midco II LLC	First Lien Term Loan	8.90%	SOFR	450	1/23/2031	USD	74,250,000	73,335,337	74,747,475	[1,3,4]
Benecon Midco II LLC	Revolver	0.50%			1/23/2031	USD	6,500,000	(74,004)	—	[1,2,3]
Bingo Group Buyer, Inc.	Delayed Draw	9.00%	SOFR	500	7/10/2031	USD	1,521,000	1,241,588	1,258,920	[1,3,4,6]
Bingo Group Buyer, Inc.	First Lien Term Loan	9.00%	SOFR	500	7/10/2031	USD	4,876,152	4,822,863	4,876,153	[1,3,4]
Bingo Group Buyer, Inc.	Revolver	9.00%	SOFR	500	7/10/2031	USD	377,000	7,551	11,461	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Bingo Group Buyer, Inc.	Revolver	0.50%			7/10/2031	USD	208,000	$(2,181)	$—	[1,2,3]
Bluejack Fire Acquisition, Inc.	Delayed Draw	1.00%			1/24/2031	USD	1,310,926	(15,469)	(15,304)[1,2,3,5]
Bluejack Fire Acquisition, Inc.	First Lien Term Loan	8.91%	SOFR	475	1/24/2031	USD	915,354	904,904	904,668	[1,3,4,5]
Bluejack Fire Acquisition, Inc.	Revolver	0.50%			1/24/2031	USD	272,282	(3,021)	(3,179)[1,2,3,5]
Bobtail Acquisitionco, LLC	Delayed Draw	1.00%			9/2/2031	USD	1,688,448	(16,775)	(16,884)[1,2,3,5]
Bobtail Acquisitionco, LLC	First Lien Term Loan	8.92%	SOFR	475	9/2/2031	USD	2,532,671	2,507,593	2,507,344	[1,3,4,5]
Bobtail Acquisitionco, LLC	Revolver	8.77%	SOFR	475	9/2/2031	USD	714,903	14,391	14,298	[1,3,4,5,6]
Career Certified, LLC	Delayed Draw	1.00%			2/19/2031	USD	6,213,592	(59,033)	(52,649)[1,2,3]
Career Certified, LLC	First Lien Term Loan	9.00%	SOFR	500	2/19/2031	USD	29,126,214	28,857,470	28,879,420	[1,3,4]
Career Certified, LLC	Revolver	0.50%			2/19/2031	USD	4,660,194	(41,896)	(39,487)[1,2,3]
Central Storage & Warehouse LLC	Delayed Draw	9.91%	SOFR	575	12/31/2030	USD	559,084	273,916	273,880	[1,3,4,6]
Central Storage & Warehouse LLC	Delayed Draw	1.00%			12/31/2030	USD	1,956,795	(564)	(247)[1,2,3]
Central Storage & Warehouse LLC	First Lien Term Loan	9.91%	SOFR	575	12/31/2030	USD	2,484,121	2,484,121	2,484,121	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	8.82%	SOFR	450	2/14/2028	USD	17,189,824	16,998,982	17,189,824	[1,3,4]
CGI Parent, LLC	First Lien Term Loan	8.69%	SOFR	450	2/14/2028	USD	1,324,182	1,313,355	1,324,182	[1,3,4]
Chronicle Parent LLC	Delayed Draw	9.33%	SOFR	500	4/15/2031	USD	18,888,889	1,367,386	1,447,439	[1,3,4,6]
Chronicle Parent LLC	First Lien Term Loan	8.90%	SOFR	500	4/15/2031	USD	59,814,815	59,250,785	59,493,557	[1,3,4]
Chronicle Parent LLC	Revolver	0.50%			4/15/2031	USD	6,296,297	(58,206)	(33,816)[1,2,3]
Circana Group, L.P.	Revolver	0.50%			12/1/2028	USD	2,576,014	—	—	[1,2,3]
Circana Group, L.P.	First Lien Term Loan	8.66%	SOFR	450	12/1/2029	USD	65,473,042	65,470,085	65,473,042	[1,3,4,5]
Circana Group, L.P.	Revolver	11.00%	PRIME	350	12/1/2029	USD	977,325	7,372	13,962	[1,3,4,5,6]
Cobalt Service Partners, LLC	Delayed Draw	8.75%	SOFR	475	10/11/2031	USD	26,468,817	11,480,038	11,644,081	[1,3,4,6]
Cobalt Service Partners, LLC	First Lien Term Loan	8.75%	SOFR	475	10/11/2031	USD	8,508,088	8,431,615	8,482,175	[1,3,4]
Cobalt Service Partners, LLC	Revolver	0.50%			10/11/2031	USD	3,176,471	(27,436)	(9,675)[1,2,3]
Command Holding Corp.	Delayed Draw	8.77%	SOFR	475	3/7/2031	USD	1,694,915	746,578	746,696	[1,3,4,5,6]
Command Holding Corp.	Delayed Draw	1.00%			3/7/2031	USD	3,389,830	(32,346)	(32,032)[1,2,3,5]
Command Holding Corp.	First Lien Term Loan	8.75%	SOFR	475	3/7/2031	USD	11,027,858	10,925,454	10,923,652	[1,3,4,5]
Command Holding Corp.	Revolver	8.75%	SOFR	475	3/7/2031	USD	1,694,916	154,108	153,476	[1,3,4,5,6]
Community Management Holdings Midco 2, LLC	Delayed Draw	9.07%	SOFR	475	11/1/2031	USD	2,700,000	1,267,323	1,278,000	[1,3,4,6]
Community Management Holdings Midco 2, LLC	First Lien Term Loan	9.05%	SOFR	475	11/1/2031	USD	6,750,000	6,658,250	6,682,500	[1,3,4]
Community Management Holdings Midco 2, LLC	Revolver	9.05%	SOFR	475	11/1/2031	USD	1,125,000	300,092	303,750	[1,3,4,6]
Community Management Holdings Midco 2, LLC	Delayed Draw	9.20%	SOFR	500	11/3/2031	USD	3,825,000	3,616,879	3,615,750	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Community Management Holdings Midco 2, LLC	Delayed Draw	1.00%			11/3/2031	USD	1,800,000	$(17,678)	$(18,000)[1,2,3]
Coolsys, Inc.	Delayed Draw	9.15%	SOFR	500	8/11/2028	USD	2,824,074	2,782,834	2,568,370	[1,3,4]
Coolsys, Inc.	First Lien Term Loan	9.15%	SOFR	500	8/11/2028	USD	101,583,333	100,122,939	92,385,537	[1,3,4]
Coretrust Purchasing Group LLC	Delayed Draw	1.00%			9/30/2029	USD	7,518,797	(86,157)	—	[1,2,3]
Coretrust Purchasing Group LLC	Revolver	0.50%			9/30/2029	USD	4,511,278	(239,962)	—	[1,2,3]
Counsel Press Inc.	First Lien Term Loan	9.16%	SOFR	500	10/23/2029	USD	7,215,240	7,143,155	7,143,088	[1,3,4]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	26,253,656	(260,742)	(116,736)[1,2,3,5]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	8.91%	SOFR	500	8/27/2031	USD	99,988,547	99,068,657	99,543,949	[1,3,4,5]
CRCI Longhorn Holdings, Inc.	Revolver	8.91%	SOFR	500	8/27/2031	USD	17,502,437	4,951,495	5,029,088	[1,3,4,5,6]
Crete PA Holdco, LLC	Delayed Draw	8.95%	SOFR	475	11/26/2030	USD	1,905,581	735,731	734,693	[1,3,4,6]
Crete PA Holdco, LLC	First Lien Term Loan	8.95%	SOFR	475	11/26/2030	USD	1,905,581	1,880,062	1,878,042	[1,3,4]
Crete PA Holdco, LLC	Revolver	0.50%			11/26/2030	USD	285,837	(3,693)	(4,131)[1,2,3]
DA Blocker Corp.	Delayed Draw	1.00%			2/10/2032	USD	7,278,184	(43,189)	(72,782)[1,2,3,5]
DA Blocker Corp.	First Lien Term Loan	8.75%	SOFR	475	2/10/2032	USD	23,290,189	23,127,602	23,057,287	[1,3,4,5]
DA Blocker Corp.	Revolver	8.75%	SOFR	475	2/10/2032	USD	2,426,062	220,411	218,346	[1,3,4,5,6]
Davidson Hotel Company LLC	Delayed Draw	9.16%	SOFR	500	10/31/2031	USD	183,450	4,763	7,338	[1,3,4,5,6]
Davidson Hotel Company LLC	First Lien Term Loan	9.16%	SOFR	500	10/31/2031	USD	559,544	551,945	559,544	[1,3,4,5]
Davidson Hotel Company LLC	Revolver	0.50%			10/31/2031	USD	95,904	(1,266)	—	[1,2,3,5]
Denali Buyerco LLC	Delayed Draw	9.42%	SOFR	525	9/15/2028	USD	26,798,387	26,497,595	26,598,789	[1,3,4,5]
Denali Buyerco LLC	First Lien Term Loan	9.57%	SOFR	525	9/15/2028	USD	17,084,878	16,901,397	16,957,627	[1,3,4,5]
Denali Buyerco LLC	Delayed Draw	9.57%	SOFR	525	1/29/2032	USD	15,000,000	6,974,111	7,076,778	[1,3,4,5,6]
Denali Intermediate Holdings, Inc.	First Lien Term Loan	9.67%	SOFR	550	8/26/2032	USD	87,830,687	86,776,825	86,952,380	[1,3,4,5,8]
Denali Intermediate Holdings, Inc.	Revolver	0.50%			8/26/2032	USD	8,891,863	(107,651)	(88,919)[1,2,3,5]
DigiCert, Inc.	First Lien Term Loan	10.56%	SOFR	640	7/30/2030	USD	59,582,991	58,711,808	58,794,362	[1,3,4]
DigiCert, Inc.	First Lien Term Loan	9.91%	SOFR	575	7/30/2030	USD	5,137,218	5,062,139	5,060,160	[1,3,4,5]
DigiCert, Inc.	Revolver	0.50%			7/30/2030	USD	4,969,145	(72,031)	(74,537)[1,2,3,5]
DISA Holdings Corp.	Delayed Draw	8.99%	SOFR	500	9/9/2028	USD	3,419,026	3,282,859	3,284,458	[1,3,4,5,6]
DISA Holdings Corp.	First Lien Term Loan	8.99%	SOFR	500	9/9/2028	USD	4,524,998	4,476,940	4,476,354	[1,3,4,5]
DISA Holdings Corp.	Revolver	8.99%	SOFR	500	9/9/2028	USD	1,145,569	217,702	216,570	[1,3,4,5,6]
Divisions Holding Corporation	First Lien Term Loan	8.50%	SOFR	450	4/17/2032	USD	1,275,825	1,263,668	1,263,483	[1,3,4,5]
Divisions Holding Corporation	Revolver	0.50%			4/17/2032	USD	90,148	(844)	(872)[1,2,3,5]
DMT Solutions Global Corporation	First Lien Term Loan	12.42%	SOFR	800	8/30/2027	USD	28,122,353	27,660,478	27,926,263	[1,3,4]
DTI Holdco, Inc.	Revolver	0.50%			4/26/2027	USD	874,917	—	(3,890)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
East River Bidco GmbH	Delayed Draw	1.00%			2/28/2032	EUR	6,948,571	$(107,767)	$568,844	[1,2,3,5,7]
East River Bidco GmbH	First Lien Term Loan	7.25%	EURIBOR	525	2/28/2032	EUR	17,371,429	18,413,707	20,099,056	[1,3,4,5,7]
EMB Purchaser, Inc.	Delayed Draw	8.78%	SOFR	450	3/12/2032	USD	822,332	361,645	364,014	[1,3,4,5,6]
EMB Purchaser, Inc.	First Lien Term Loan	8.56%	SOFR	450	3/12/2032	USD	1,244,481	1,232,744	1,238,667	[1,3,4,5]
EMB Purchaser, Inc.	Revolver	0.50%			3/12/2032	USD	263,312	(2,430)	(1,230)[1,2,3,5]
Embark Intermediate Holdings, LLC	Delayed Draw	1.00%			9/2/2032	USD	5,803,612	(57,716)	(58,036)[1,2,3]
Embark Intermediate Holdings, LLC	First Lien Term Loan	8.67%	SOFR	450	9/2/2032	USD	4,159,605	4,118,346	4,118,009	[1,3,4]
Embark Intermediate Holdings, LLC	Revolver	0.50%			9/2/2032	USD	1,524,390	(15,073)	(15,244)[1,2,3]
Explorer Investor, Inc.	First Lien Term Loan	10.29%	SOFR	600	6/28/2029	USD	29,162,780	28,107,169	26,509,124	[1,3,4]
Firebird Acquisition Corp, Inc.	Delayed Draw	8.81%	SOFR	450	1/31/2032	USD	10,579,098	1,589,340	1,586,865	[1,3,4,5,6]
Firebird Acquisition Corp, Inc.	First Lien Term Loan	9.31%, 2.75% PIK	SOFR	500	1/31/2032	USD	18,993,189	18,905,655	18,898,224	[1,3,4,5,9]
Firebird Acquisition Corp, Inc.	Revolver	0.50%			1/31/2032	USD	3,173,729	(14,433)	(15,869)[1,2,3,5]
Fortna AR, LLC	Revolver	8.96%	SOFR	475	6/1/2029	USD	4,735,846	3,530,369	3,551,881	[1,3,4,5,6]
Fortna AR, LLC	Revolver	0.50%			6/1/2029	USD	2,367,921	(10,780)	—	[1,2,3,5]
FR Vision Holdings, Inc.	Revolver	9.33%	SOFR	500	1/22/2030	USD	352,951	37,215	42,354	[1,3,4,5,6]
FR Vision Holdings, Inc.	First Lien Term Loan	9.33%	SOFR	500	1/21/2031	USD	2,767,482	2,721,806	2,767,482	[1,3,4,5]
G702 Buyer, Inc.	First Lien Term Loan	8.75%	SOFR	475	7/2/2031	USD	969,316	955,222	955,110	[1,3,4,5]
G702 Buyer, Inc.	Revolver	0.50%			7/2/2031	USD	179,170	(2,579)	(2,626)[1,2,3,5]
Galileo Parent, Inc.	Revolver	9.75%	SOFR	575	5/3/2029	USD	5,431,621	4,422,891	4,403,086	[1,3,4,6]
Galileo Parent, Inc.	First Lien Term Loan	9.75%	SOFR	575	5/3/2030	USD	34,306,499	34,306,499	34,181,416	[1,3,4]
GarageCo Intermediate II, LLC	Delayed Draw	1.00%			8/2/2032	USD	13,084,274	(129,297)	(130,843)[1,2,3]
GarageCo Intermediate II, LLC	First Lien Term Loan	8.55%	SOFR	425	8/2/2032	USD	6,009,858	5,950,775	5,949,759	[1,3,4]
GarageCo Intermediate II, LLC	Revolver	0.50%			8/2/2032	USD	3,925,282	(38,343)	(39,253)[1,2,3]
Gerson Lehrman Group, Inc.	First Lien Term Loan	9.15%	SOFR	500	12/13/2027	USD	63,347,304	62,588,810	63,347,304	[1,3,4]
Grid Alliance Partners, LLC	Revolver	0.50%			7/1/2030	USD	2,564,103	(24,379)	(25,641)[1,2,3]
Grid Alliance Partners, LLC	Delayed Draw	8.75%	SOFR	475	7/1/2032	USD	4,102,564	115,480	114,743	[1,3,4,6]
Grid Alliance Partners, LLC	First Lien Term Loan	8.75%	SOFR	475	7/1/2032	USD	13,333,333	13,203,372	13,200,000	[1,3,4]
Heritage Environmental Services, Inc.	Revolver	0.50%			1/31/2030	USD	1,199,012	(13,404)	—	[1,2,3,5]
Heritage Environmental Services, Inc.	Delayed Draw	9.28%	SOFR	500	1/31/2031	USD	475,684	473,380	475,684	[1,3,4,5]
Heritage Environmental Services, Inc.	First Lien Term Loan	9.81%	SOFR	550	1/31/2031	USD	2,874,367	2,860,934	2,903,110	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Heritage Environmental Services, Inc.	First Lien Term Loan	9.00%	SOFR	500	1/31/2031	USD	895,871	$900,041	$895,871	[1,3,4,5]
HSI Halo Acquisition, Inc.	Delayed Draw	9.31%	SOFR	500	6/30/2031	USD	2,113,248	1,037,503	1,052,514	[1,3,4,5,6]
HSI Halo Acquisition, Inc.	First Lien Term Loan	9.31%	SOFR	500	6/30/2031	USD	11,834,194	11,730,843	11,811,176	[1,3,4,5]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/30/2031	USD	1,711,863	(14,213)	(3,330)[1,2,3,5]
iCIMS, Inc.	First Lien Term Loan	10.07% PIK	SOFR	575	8/18/2028	USD	21,515,977	21,318,126	21,474,126	[1,3,4,9]
iCIMS, Inc.	First Lien Term Loan	10.57%	SOFR	625	8/18/2028	USD	10,000,000	9,898,480	9,955,535	[1,3,4]
iCIMS, Inc.	Revolver	10.06%	SOFR	575	8/18/2028	USD	1,777,142	533,333	529,876	[1,3,4,6]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2027	USD	1,106,000	48,700	55,752	[1,3,4,6]
IG Investment Holdings, LLC	First Lien Term Loan	9.31%	SOFR	500	9/22/2028	USD	58,687,148	58,378,818	58,385,090	[1,3,4,5]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2028	USD	6,466,214	2,161,904	2,160,263	[1,3,4,5,6]
IG Investment Holdings, LLC	Revolver	0.50%			9/22/2028	USD	722,543	—	(3,719)[1,2,3]
Inovex Information Systems Incorporated	Delayed Draw	1.00%			12/17/2030	USD	3,279,857	(42,930)	(31,400)[1,2,3]
Inovex Information Systems Incorporated	First Lien Term Loan	9.55%	SOFR	525	12/17/2030	USD	13,621,390	13,437,282	13,490,985	[1,3,4]
Inovex Information Systems Incorporated	Revolver	11.75%	PRIME	425	12/17/2030	USD	3,030,303	1,384,605	1,395,232	[1,3,4,6]
Iris Buyer LLC	Delayed Draw	9.25%	SOFR	525	10/2/2030	USD	1,024,057	697,308	702,838	[1,3,4,5,6]
Java Buyer, Inc.	Delayed Draw	9.29%	SOFR	500	12/15/2027	USD	3,377,774	3,334,155	3,377,774	[1,3,4]
Java Buyer, Inc.	First Lien Term Loan	9.29%	SOFR	500	12/15/2027	USD	6,362,108	6,279,678	6,362,108	[1,3,4]
Kelso Industries LLC	Delayed Draw	10.07%	SOFR	575	12/30/2029	USD	1,722,793	548,613	577,394	[1,4,6]
Kelso Industries LLC	First Lien Term Loan	9.91%	SOFR	575	12/30/2029	USD	9,814,717	9,640,177	9,783,352	[1,4]
KENG Acquisition, Inc.	Delayed Draw	8.81%	SOFR	450	8/1/2029	USD	9,014,837	5,490,793	5,510,097	[1,3,4,6]
KENG Acquisition, Inc.	Delayed Draw	1.00%			8/1/2029	USD	20,040,323	(195,355)	(212,390)[1,2,3]
KENG Acquisition, Inc.	First Lien Term Loan	8.81%	SOFR	450	8/1/2029	USD	11,796,169	11,641,279	11,671,152	[1,3,4]
KENG Acquisition, Inc.	Revolver	0.50%			8/1/2029	USD	4,683,999	(7,089)	(41,704)[1,2,3]
KL Hilltop Acquisition, LLC	Delayed Draw	1.00%			3/10/2032	USD	9,177,132	(88,238)	(91,771)[1,2,3]
KL Hilltop Acquisition, LLC	First Lien Term Loan	8.75%	SOFR	475	3/10/2032	USD	11,325,852	11,219,084	11,212,593	[1,3,4]
KL Hilltop Acquisition, LLC	Revolver	8.75%	SOFR	475	3/10/2032	USD	4,222,973	647,260	644,004	[1,3,4,6]
LAV Gear Holdings, Inc.	First Lien Term Loan	10.10%, 3.44% PIK	SOFR	594	7/31/2029	USD	17,774,448	17,603,823	17,597,896	[1,3,4,9]
LAV Gear Holdings, Inc.	Revolver	0.50%			7/31/2029	USD	607,118	(58,331)	(60,712)[1,2,3]
Lereta, LLC	First Lien Term Loan	9.68%	SOFR	525	7/30/2028	USD	17,806,250	17,628,188	17,739,546	[1,4]
Lighthouse Parent Holdings, Inc.	Delayed Draw	8.90%	SOFR	475	12/20/2031	USD	8,653,846	3,128,488	3,192,290	[1,3,4,5,6]
Lighthouse Parent Holdings, Inc.	First Lien Term Loan	9.32%	SOFR	500	12/20/2031	USD	17,884,615	17,678,262	17,805,092	[1,3,4,5]
Lighthouse Parent Holdings, Inc.	Revolver	0.50%			12/20/2031	USD	3,461,538	(38,747)	(15,392)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Low Voltage Holdings Inc.	Revolver	0.50%			4/28/2028	USD	663,115	$(3,159)	$—	[1,2,3,5]
Low Voltage Holdings Inc.	Delayed Draw	8.75%	SOFR	475	4/28/2032	USD	9,388,188	329,395	397,661	[1,3,4,6]
Low Voltage Holdings Inc.	Delayed Draw	1.00%			4/28/2032	USD	5,971,148	(38,291)	—	[1,2,3,5]
Low Voltage Holdings Inc.	First Lien Term Loan	8.75%	SOFR	475	4/28/2032	USD	48,557,791	48,247,982	48,557,791	[1,3,4,5]
Low Voltage Holdings Inc.	Revolver	0.50%			4/28/2032	USD	2,214,895	(15,113)	(1,557)[1,2,3,5]
Low Voltage Holdings Inc.	Revolver	0.50%			4/28/2032	CAD	8,022,264	(54,119)	(6,082)[1,2,3,5,7]
Lynx Franchising, LLC	First Lien Term Loan	10.67%	SOFR	625	12/23/2026	USD	9,757,741	9,705,013	9,704,591	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	8.92%	SOFR	475	8/16/2027	USD	35,044,470	34,451,749	34,743,509	[1,3,4]
Management Consulting & Research, LLC	First Lien Term Loan	8.92%	SOFR	475	8/16/2027	USD	14,768,996	13,779,061	14,642,160	[1,3,4]
Management Consulting & Research, LLC	Revolver	8.90%	SOFR	475	8/16/2027	USD	4,077,060	500,317	478,459	[1,3,4,6]
Management Consulting & Research, LLC	Delayed Draw	8.92%	SOFR	475	6/6/2031	USD	10,018,865	7,960,710	7,965,919	[1,3,4,6]
Marina Acquisition, Inc.	First Lien Term Loan	9.00%	SOFR	500	7/1/2030	USD	10,210,806	10,081,450	10,088,780	[1,3,4,5]
Marina Acquisition, Inc.	Revolver	11.50%	PRIME	400	7/1/2030	USD	1,458,687	565,835	566,042	[1,3,4,5,6]
Markon, LLC	Delayed Draw	8.41%	SOFR	450	11/5/2030	USD	10,831,458	10,756,224	10,777,301	[1,3,4]
Markon, LLC	Delayed Draw	1.00%			11/5/2030	USD	11,450,000	(56,321)	(57,250)[1,2,3]
Markon, LLC	First Lien Term Loan	8.82%	SOFR	450	11/5/2030	USD	11,608,333	11,556,836	11,550,292	[1,3,4]
Markon, LLC	Revolver	0.50%			11/5/2030	USD	3,333,333	(14,641)	(16,667)[1,2,3]
McKissock Investment Holdings, LLC	First Lien Term Loan	9.33%	SOFR	500	3/10/2029	USD	24,625,000	24,186,339	24,508,031	[1,4]
MicroStar Logistics LLC	Revolver	8.79%	SOFR	450	12/31/2029	USD	1,000	678	687	[1,3,4,5,6]
MicroStar Logistics LLC	First Lien Term Loan	12.50%	SOFR	850	12/31/2030	USD	8,954,005	8,872,038	8,954,005	[1,3,4,5]
Miraclon Corporation	First Lien Term Loan	7.53%	EURIBOR	550	11/26/2031	EUR	50,000,000	51,875,813	58,408,854	[1,3,4,7]
Miraclon Corporation	Revolver	0.50%			11/26/2031	EUR	6,382,979	(383,254)	797,803	[1,2,3,7]
Monarch Buyer, Inc.	Delayed Draw	1.00%			6/2/2032	USD	2,716,859	(26,628)	(12,080)[1,2,3,5]
Monarch Buyer, Inc.	First Lien Term Loan	8.88%	SOFR	475	6/2/2032	USD	6,520,462	6,457,132	6,491,469	[1,3,4,5]
Monarch Buyer, Inc.	Revolver	0.50%			6/2/2032	USD	1,222,587	(11,741)	(5,436)[1,2,3,5]
NCG GROUP A.B. Nordic Climate	Delayed Draw	1.00%			9/24/2032	EUR	12,806,250	(374,487)	(359,990)[1,2,3,7]
NCP-MSI Buyer, Inc.	Delayed Draw	1.00%			3/24/2031	USD	761,946	(9,125)	(3,560)[1,2,3,5]
NCP-MSI Buyer, Inc.	First Lien Term Loan	9.05%	SOFR	475	3/24/2031	USD	2,963,193	2,928,587	2,949,349	[1,3,4,5]
NCP-MSI Buyer, Inc.	Revolver	7.92%	SOFR	375	3/24/2031	USD	1,001	579	579	[1,3,4,5,6]
Nordahl Midco 4 S.A.R.L	Delayed Draw	9.15%	NOWA	440	4/14/2032	NOK	217,864,231	4,091,541	5,130,607	[1,3,4,6,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Nordahl Midco 4 S.A.R.L	Delayed Draw	6.79%	EURIBOR	475	4/14/2032	EUR	3,781,331	$4,270,956	$4,438,502	[1,3,4,7]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	9.38%	NOWA	475	4/14/2032	NOK	339,059,674	32,301,338	33,665,974	[1,3,4,7]
Nordahl Midco 4 S.A.R.L	First Lien Term Loan	6.90%	EURIBOR	475	4/14/2032	EUR	29,170,448	32,521,468	34,067,095	[1,3,4,7]
North Haven Stack Buyer, LLC	Delayed Draw	8.95%	SOFR	475	7/16/2031	USD	774,602	663,917	661,845	[1,3,4,5,6]
North Haven Stack Buyer, LLC	First Lien Term Loan	8.95%	SOFR	475	7/16/2031	USD	1,019,080	1,015,413	1,014,465	[1,3,4,5]
North Haven Stack Buyer, LLC	Revolver	1.00%			7/16/2031	USD	92,700	(442)	(420)[1,2,3,5]
North Haven Stack Buyer, LLC	Revolver	11.25%	PRIME	375	7/16/2031	USD	18,268	18,182	18,186	[1,3,4,5]
North Haven Stack Buyer, LLC	Revolver	8.95%	SOFR	475	7/16/2031	USD	143,819	109,636	109,262	[1,3,4,5,6]
Onyx-Fire Protection Services, Inc.	Delayed Draw	6.95%	CORRA	450	7/31/2031	CAD	1,934,805	217,135	200,319	[1,3,4,5,6,7]
Onyx-Fire Protection Services, Inc.	First Lien Term Loan	6.95%	CORRA	450	7/31/2031	CAD	16,839,080	12,197,703	12,045,847	[1,3,4,5,7]
Onyx-Fire Protection Services, Inc.	Revolver	6.95%	CORRA	450	7/31/2031	CAD	3,761,622	174,076	139,250	[1,3,4,5,6,7]
Opus Regulatory Buyer, Inc.	Delayed Draw	1.00%			9/19/2031	USD	3,600,000	(35,805)	(36,000)[1,2,3,5]
Opus Regulatory Buyer, Inc.	First Lien Term Loan	8.52%	SOFR	450	9/19/2031	USD	4,200,000	4,158,173	4,158,000	[1,3,4,5]
Opus Regulatory Buyer, Inc.	Revolver	0.50%			9/19/2031	USD	1,200,000	(11,935)	(12,000)[1,2,3,5]
Orion Group FM Holdings, LLC	Delayed Draw	9.57%	SOFR	525	6/30/2029	USD	21,549,868	15,436,570	15,830,319	[1,3,4,6]
Orion Group FM Holdings, LLC	Delayed Draw	1.00%			6/30/2029	USD	23,157,895	(27,138)	(80,395)[1,2,3]
Orion Group FM Holdings, LLC	First Lien Term Loan	9.25%	SOFR	525	6/30/2029	USD	31,163,289	30,519,603	31,055,104	[1,3,4]
Orion Group FM Holdings, LLC	Revolver	9.25%	SOFR	525	6/30/2029	USD	4,342,105	1,149,577	1,142,821	[1,3,4,6]
P20 Parent, Inc.	First Lien Term Loan	11.50%	SOFR	750	7/12/2028	USD	34,037,500	33,657,398	33,651,163	[1,3,4]
PAS Parent, Inc.	Revolver	0.50%			12/30/2027	USD	375,000	(3,802)	(3,750)[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			12/30/2028	USD	4,167,688	(40,658)	(41,677)[1,2,3]
PAS Parent, Inc.	First Lien Term Loan	8.66%	SOFR	450	12/30/2028	USD	4,735,428	4,641,911	4,688,074	[1,3,4]
PAS Parent, Inc.	Revolver	0.50%			8/18/2031	USD	514,763	(5,047)	(5,148)[1,2,3]
PAS Parent, Inc.	Delayed Draw	1.00%			8/18/2032	USD	850,214	(8,430)	(8,502)[1,2,3]
Pave America Holding, LLC	Delayed Draw	1.00%			8/29/2032	USD	14,372,763	(142,892)	(143,728)[1,2,3,5]
Pave America Holding, LLC	First Lien Term Loan	9.25%, 2.88% PIK	SOFR	525	8/29/2032	USD	41,321,672	40,912,144	40,908,455	[1,3,4,5,9]
Pave America Holding, LLC	Revolver	8.75%	SOFR	475	8/29/2032	USD	10,867,929	5,109,084	5,107,927	[1,3,4,5,6]
Pavion Corp.	Delayed Draw	10.14%	SOFR	600	10/30/2030	USD	3,179,551	2,682,064	2,711,794	[1,3,4,5,6]
Pavion Corp.	First Lien Term Loan	10.16%	SOFR	600	10/30/2030	USD	12,924,712	12,718,393	12,834,913	[1,3,4,5]
Phoenix Finance, Inc.	Second Lien Term Loan	11.65%	SOFR	750	8/14/2028	USD	5,688,017	5,563,903	5,688,017	[1,3,4]
Propio LS, LLC	First Lien Term Loan	8.75%	SOFR	475	5/12/2030	USD	36,818,412	36,467,778	36,450,227	[1,3,4,5]
Propio LS, LLC	Revolver	0.50%			5/12/2030	USD	1,099,718	(10,254)	(10,998)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
RailPros Parent, LLC	Delayed Draw	1.00%			5/22/2032	USD	12,478,469	$(121,647)	$(124,785)[1,2,3]
RailPros Parent, LLC	First Lien Term Loan	8.70%	SOFR	450	5/22/2032	USD	27,555,024	27,289,565	27,279,474	[1,3,4]
RailPros Parent, LLC	Revolver	0.50%			5/22/2032	USD	6,239,640	(59,266)	(62,396)[1,2,3]
Registrar Intermediate, LLC	First Lien Term Loan	9.20%	SOFR	500	8/26/2027	USD	111,873	111,873	111,873	[1,3,4,5]
Registrar Intermediate, LLC	Revolver	9.23%	SOFR	475	8/26/2027	USD	19,069	12,395	12,395	[1,3,4,5,6]
Registrar Intermediate, LLC	Delayed Draw	9.00%	SOFR	500	8/26/2029	USD	305,520	302,639	305,520	[1,3,4,5]
Registrar Intermediate, LLC	Delayed Draw	1.00%			8/26/2029	USD	305,520	(2,883)	—	[1,2,3,5]
Registrar Intermediate, LLC	First Lien Term Loan	9.20%	SOFR	500	8/26/2029	USD	366,624	363,298	366,624	[1,3,4,5]
Risepoint, LLC	First Lien Term Loan	9.91%	SOFR	575	4/10/2030	USD	10,000,000	9,814,503	9,800,000	[1,3,4]
RQM Buyer, Inc.	Delayed Draw	11.01%, 4.75% PIK	SOFR	675	8/12/2026	USD	4,668,549	4,668,549	1,937,119	[1,3,4,9]
RQM Buyer, Inc.	First Lien Term Loan	11.01%, 4.75% PIK	SOFR	675	8/12/2026	USD	20,024,972	19,914,195	8,308,954	[1,3,4,9]
RQM Buyer, Inc.	First Lien Term Loan	11.01%, 4.75% PIK	SOFR	675	8/12/2029	USD	8,705,077	8,669,395	3,611,994	[1,3,4,9]
Ruppert Landscape, LLC	Delayed Draw	1.00%			12/1/2029	USD	129,190	(1,237)	(517)[1,2,3,5]
Ruppert Landscape, LLC	First Lien Term Loan	9.28%	SOFR	500	12/1/2029	USD	339,125	335,968	337,768	[1,3,4,5]
Ruppert Landscape, LLC	Revolver	9.23%	SOFR	500	12/1/2029	USD	32,298	8,586	8,752	[1,3,4,5,6]
S4T Holdings Corp.	Delayed Draw	9.17%	SOFR	500	12/27/2026	USD	5,339,855	5,250,831	5,286,456	[1,3,4]
S4T Holdings Corp.	First Lien Term Loan	9.17%	SOFR	500	12/27/2026	USD	27,000,300	26,847,092	26,730,297	[1,3,4]
Schellman Operations, LLC	First Lien Term Loan	8.91%	SOFR	475	9/30/2027	USD	9,425,013	9,332,873	9,330,763	[1,3,4]
Seahawk Bidco, LLC	Revolver	0.50%			12/18/2030	USD	1,090,909	(7,184)	(2,122)[1,2,3,5]
Seahawk Bidco, LLC	Delayed Draw	8.95%	SOFR	475	12/18/2031	USD	3,636,363	2,268,910	2,287,473	[1,3,4,5,6]
Seahawk Bidco, LLC	First Lien Term Loan	8.76%	SOFR	475	12/18/2031	USD	11,636,364	11,555,853	11,613,730	[1,3,4,5]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	1,103,624	1,369,413	[1,2,3,7]
Secret Bidco Limited	First Lien Term Loan	8.67%	SONIA	445	11/28/2030	GBP	14,442,038	17,897,788	19,413,154	[1,3,4,7]
Select Exterminating Intermediate II, LLC	Delayed Draw	8.57%	SOFR	425	6/9/2032	USD	5,190,311	634,419	633,218	[1,3,4,6]
Select Exterminating Intermediate II, LLC	First Lien Term Loan	8.25%	SOFR	425	6/9/2032	USD	4,442,423	4,399,439	4,397,998	[1,3,4]
Select Exterminating Intermediate II, LLC	Revolver	0.50%			6/9/2032	USD	2,352,941	(22,500)	(23,529)[1,2,3]
Senske Acquisition, Inc.	Delayed Draw	9.16%	SOFR	500	6/13/2031	USD	56,385	24,776	24,772	[1,3,4,5,6]
Shermco Intermediate Holdings, Inc.	Delayed Draw	8.87%	SOFR	500	12/5/2026	USD	133,610	133,610	133,610	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Shermco Intermediate Holdings, Inc.	Revolver	8.87%	SOFR	500	12/5/2026	USD	64,951	$30,198	$30,852	[1,3,4,5,6]
Shermco Intermediate Holdings, Inc.	Delayed Draw	8.87%	SOFR	500	6/16/2027	USD	685,628	285,148	292,878	[1,3,4,5,6]
Shout! Factory, LLC	First Lien Term Loan	9.55%	SOFR	525	6/30/2031	USD	1,694,340	1,669,815	1,669,278	[1,3,4,5]
Shout! Factory, LLC	Revolver	9.57%	SOFR	525	6/30/2031	USD	209,251	85,919	85,836	[1,3,4,5,6]
Slavic401k, Inc.	Delayed Draw	1.00%			5/2/2030	USD	3,937,008	(47,627)	(49,213)[1,2,3]
Slavic401k, Inc.	First Lien Term Loan	8.80%	SOFR	450	5/2/2030	USD	2,171,358	2,145,985	2,144,216	[1,3,4]
Slavic401k, Inc.	Revolver	0.50%			5/2/2030	USD	551,181	(6,330)	(6,890)[1,2,3]
Southpaw AP Buyer, LLC	Delayed Draw	9.88%	SOFR	550	3/20/2028	USD	225,481	202,002	204,483	[1,3,4,6]
Southpaw AP Buyer, LLC	First Lien Term Loan	9.96%	SOFR	550	3/20/2028	USD	2,776,647	2,748,097	2,762,634	[1,3,4]
Southpaw AP Buyer, LLC	Revolver	9.97%	SOFR	550	3/20/2028	USD	225,695	97,123	98,166	[1,3,4,6]
Stats Intermediate Holdings, LLC	First Lien Term Loan	9.72%	SOFR	525	7/10/2026	USD	3,699,162	3,596,810	3,685,290	[1,4]
Talon Buyer Inc.	Delayed Draw	1.00%			7/15/2032	USD	1,449,533	(17,855)	(18,119)[1,2,3,5]
Talon Buyer Inc.	First Lien Term Loan	9.32%	SOFR	500	7/15/2032	USD	1,884,393	1,861,332	1,860,838	[1,3,4,5]
Talon Buyer Inc.	Revolver	0.50%			7/15/2032	USD	527,321	(6,396)	(6,592)[1,2,3,5]
The Arcticom Group, LLC	Delayed Draw	12.16%, 4.50% PIK	SOFR	800	12/22/2027	USD	9,986,129	9,461,425	9,728,667	[1,3,4,6,9]
The Arcticom Group, LLC	First Lien Term Loan	12.16%, 4.50% PIK	SOFR	800	12/22/2027	USD	1,481,014	1,455,830	1,466,687	[1,3,4,9]
The Arcticom Group, LLC	First Lien Term Loan	12.16%, 4.50% PIK	SOFR	800	12/22/2027	USD	2,578,776	2,527,549	2,529,403	[1,3,4,6,9]
The Arcticom Group, LLC	Revolver	12.16%, 4.50% PIK	SOFR	800	12/22/2027	USD	2,171,429	1,909,295	1,893,280	[1,3,4,6,9]
The Chartis Group, LLC	Delayed Draw	1.00%			9/17/2031	USD	6,691,585	(62,264)	(56,536)[1,2,3,5]
The Chartis Group, LLC	First Lien Term Loan	8.52%	SOFR	450	9/17/2031	USD	21,792,712	21,597,923	21,608,591	[1,3,4,5]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	3,345,792	(28,749)	(28,268)[1,2,3,5]
The Hiller Companies, Inc.	Delayed Draw	9.16%	SOFR	500	6/20/2030	USD	2,736,229	2,393,147	2,397,559	[1,3,4,5,6]
The Hiller Companies, Inc.	Delayed Draw	9.00%	SOFR	500	6/20/2030	USD	1,138,316	380,433	380,198	[1,3,4,5,6]
The Hiller Companies, Inc.	First Lien Term Loan	9.31%	SOFR	500	6/20/2030	USD	9,088,570	9,012,307	9,025,423	[1,3,4,5]
The Hiller Companies, Inc.	Revolver	0.50%			6/20/2030	USD	1,592,565	(12,607)	(11,065)[1,2,3,5]
Titan Group Holdco, LLC	Delayed Draw	8.75%	SOFR	475	8/12/2029	USD	5,364,144	5,264,374	5,364,144	[1,3,4]
Titan Group Holdco, LLC	Delayed Draw	1.00%			8/12/2029	USD	6,125,644	(81,816)	—	[1,2,3]
Titan Group Holdco, LLC	First Lien Term Loan	8.75%	SOFR	475	8/12/2029	USD	21,695,890	21,406,527	21,695,890	[1,3,4]
Titan Group Holdco, LLC	Revolver	0.50%			8/12/2029	USD	5,562,822	(34,691)	—	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Trak Purchaser, Inc.	First Lien Term Loan	9.81%	SOFR	550	6/20/2031	USD	18,694,123	$18,423,150	$18,437,300	[1,3,4]
Trak Purchaser, Inc.	Revolver	9.49%	SOFR	550	6/20/2031	USD	1,305,877	1,287,341	1,287,937	[1,3,4]
Trilon Group, LLC	Delayed Draw	8.65%	SOFR	475	5/27/2029	USD	38,219,356	30,103,785	30,390,069	[1,3,4,5,6]
Trilon Group, LLC	First Lien Term Loan	8.65%	SOFR	475	5/27/2029	USD	73,297,596	71,948,144	72,604,987	[1,3,4,5]
Trilon Group, LLC	Revolver	9.80%	SOFR	550	5/27/2029	USD	2,364,574	297,468	308,622	[1,3,4,6]
Trilon Group, LLC	Revolver	0.50%			5/27/2029	USD	396,012	(5,530)	(3,742)[1,2,3]
Unity Purchaser, LLC	Delayed Draw	9.00%	SOFR	500	1/27/2031	USD	560,722	553,018	552,493	[1,3,4,5]
Unity Purchaser, LLC	Delayed Draw	1.00%			1/27/2031	USD	1,405,317	(19,922)	(20,623)[1,2,3,5]
Unity Purchaser, LLC	First Lien Term Loan	9.00%	SOFR	500	1/27/2031	USD	1,205,552	1,189,019	1,187,860	[1,3,4,5]
Unity Purchaser, LLC	Revolver	0.50%			1/27/2031	USD	409,338	(5,459)	(6,007)[1,2,3,5]
USIC Holdings, Inc.	Delayed Draw	9.70%	SOFR	550	9/10/2031	USD	6,672,035	3,046,293	2,979,640	[1,3,4,5,6]
USIC Holdings, Inc.	First Lien Term Loan	9.95%, 2.88% PIK	SOFR	575	9/10/2031	USD	57,256,076	56,702,650	56,710,366	[1,3,4,9]
USIC Holdings, Inc.	First Lien Term Loan	9.70%	SOFR	550	9/10/2031	USD	106,378,205	105,574,408	105,364,310	[1,3,4,5]
USIC Holdings, Inc.	Revolver	9.45%	SOFR	525	9/10/2031	USD	11,533,768	5,906,670	5,895,295	[1,3,4,6]
USIC Holdings, Inc.	Revolver	9.45%	SOFR	550	9/10/2031	USD	2,879,836	2,448,388	2,440,985	[1,3,4,5,6]
USRP Holdings, Inc.	Delayed Draw	9.16%	SOFR	500	12/31/2029	USD	43,832,349	26,855,123	27,708,443	[1,3,4,5,6]
USRP Holdings, Inc.	First Lien Term Loan	9.16%	SOFR	500	12/31/2029	USD	32,303,842	31,593,422	32,303,842	[1,3,4]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	5,317,497	(69,156)	—	[1,2,3,5]
Valcourt Holdings II, LLC	Delayed Draw	9.39%	SOFR	500	11/21/2029	USD	13,411,260	10,031,796	10,243,465	[1,3,4,6]
Valcourt Holdings II, LLC	First Lien Term Loan	9.39%	SOFR	500	11/21/2029	USD	40,328,610	39,716,272	40,328,610	[1,3,4]
Valet Waste Holdings, Inc.	First Lien Term Loan	10.16%	SOFR	600	5/1/2029	USD	2,354,390	2,335,988	2,354,390	[1,3,4,5]
Valet Waste Holdings, Inc.	Revolver	10.16%	SOFR	600	5/1/2029	USD	107,147	73,936	74,744	[1,3,4,5,6]
Valicor PPC Intermediate I LLC	Revolver	9.32%	SOFR	500	1/24/2028	USD	653,364	649,765	651,263	[1,3,4,5,6]
Valicor PPC Intermediate I LLC	First Lien Term Loan	9.16%	SOFR	500	7/24/2028	USD	4,346,737	4,329,454	4,339,935	[1,3,4,5]
Valkyrie Buyer, LLC	Revolver	9.25%	SOFR	525	5/6/2030	USD	4,385,966	2,054,412	2,096,732	[1,3,4,6]
Valkyrie Buyer, LLC	Delayed Draw	9.42%	SOFR	525	5/6/2031	USD	26,315,789	3,101,546	3,417,761	[1,3,4,6]
Valkyrie Buyer, LLC	Delayed Draw	9.25%	SOFR	525	5/6/2031	USD	22,265,220	21,465,877	21,708,725	[1,3,4,6]
Valkyrie Buyer, LLC	Delayed Draw	1.00%			5/6/2031	USD	7,017,544	(84,888)	(13,650)[1,2,3]
Valkyrie Buyer, LLC	First Lien Term Loan	9.25%	SOFR	525	5/6/2031	USD	36,935,387	36,463,096	36,863,545	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.83%	SOFR	625	7/26/2027	USD	2,772,698	2,734,860	2,725,352	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.82%	SOFR	625	7/26/2027	USD	1,857,865	1,830,329	1,826,140	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.51%	SOFR	625	7/26/2027	USD	34,472,132	34,061,007	33,883,483	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Business Services (Continued)
Vensure Employer Services, Inc.	Delayed Draw	8.96%	SOFR	475	9/27/2031	USD	37,240,859	$25,839,544	$26,028,132	[1,3,4,5,6]
Vensure Employer Services, Inc.	First Lien Term Loan	9.00%	SOFR	500	9/27/2031	USD	86,036,180	85,265,941	85,688,055	[1,3,4,5]
Vista Higher Learning LLC	First Lien Term Loan	8.77%	SOFR	475	9/16/2031	USD	3,141,837	3,110,579	3,110,419	[1,3,4,5]
Vista Higher Learning LLC	First Lien Term Loan	7.52%	SOFR	350	9/16/2031	USD	1,000	990	990	[1,3,4,5]
Vista Higher Learning LLC	Revolver	7.52%	SOFR	350	9/16/2031	USD	1,001	166	166	[1,3,4,5,6]
VRC Companies, LLC	Delayed Draw	9.70%	SOFR	550	6/29/2027	USD	9,921,630	9,838,469	9,921,630	[1,3,4]
VRC Companies, LLC	Delayed Draw	9.42%	SOFR	525	6/29/2027	USD	4,988,496	4,937,346	4,988,496	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	9.70%	SOFR	550	6/29/2027	USD	10,460,492	10,396,746	10,460,492	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	9.56%	SOFR	525	6/29/2027	USD	13,773,886	13,676,403	13,773,886	[1,3,4]
VRC Companies, LLC	Revolver	0.50%			6/29/2027	USD	146	—	—	[1,2,3]
W.A. Kendall and Company LLC	Delayed Draw	10.36%	SOFR	575	4/22/2030	USD	441,347	437,185	437,394	[1,3,4]
W.A. Kendall and Company LLC	Delayed Draw	10.04%	SOFR	575	4/22/2030	USD	10,840,108	1,989,503	1,995,044	[1,3,4,6]
W.A. Kendall and Company LLC	First Lien Term Loan	10.38%	SOFR	575	4/22/2030	USD	7,230,114	7,160,888	7,165,353	[1,3,4]
W.A. Kendall and Company LLC	Revolver	10.50%	SOFR	588	4/22/2030	USD	1,488,430	646,771	647,532	[1,3,4,6]
WRE Holding Corp.	Revolver	0.50%			7/2/2030	USD	6,308,069	(52,749)	—	[1,2,3]
WRE Holding Corp.	Delayed Draw	9.05%	SOFR	500	7/2/2031	USD	11,807,325	11,697,584	11,807,325	[1,3,4]
WRE Holding Corp.	First Lien Term Loan	8.87%	SOFR	500	7/2/2031	USD	45,900,660	45,489,766	45,900,660	[1,3,4]
YA Intermediate Holdings II, LLC	Delayed Draw	8.99%	SOFR	475	10/1/2031	USD	4,214,600	409,209	448,433	[1,3,4,5,6]
YA Intermediate Holdings II, LLC	First Lien Term Loan	9.19%	SOFR	500	10/1/2031	USD	10,115,040	10,023,800	10,115,040	[1,3,4,5]
YA Intermediate Holdings II, LLC	Revolver	11.50%	PRIME	400	10/1/2031	USD	2,023,008	757,831	775,486	[1,3,4,5,6]
YLG Holdings, Inc.	Delayed Draw	8.74%	SOFR	475	11/2/2026	USD	42,239,186	40,920,706	41,482,107	[1,3,4,5,6]
YLG Holdings, Inc.	First Lien Term Loan	8.74%	SOFR	475	11/2/2026	USD	794,135	786,982	790,604	[1,3,4,5]
YLG Holdings, Inc.	Revolver	8.75%	SOFR	475	11/2/2026	USD	330,890	34,610	36,029	[1,3,4,5,6]
YLG Holdings, Inc.	Delayed Draw	8.74%	SOFR	475	11/26/2030	USD	35,714,286	20,871,043	21,038,341	[1,3,4,6]
YLG Holdings, Inc.	First Lien Term Loan	8.74%	SOFR	475	11/26/2030	USD	15,844,418	15,702,848	15,773,966	[1,3,4]
YLG Holdings, Inc.	Revolver	8.75%	SOFR	475	11/26/2030	USD	7,142,857	747,798	777,763	[1,3,4,6]
YLG Holdings, Inc.	First Lien Term Loan	9.04%	SOFR	475	12/23/2030	USD	2,676,642	2,649,940	2,649,875	[1,3,4,5]
YLG Holdings, Inc.	Revolver	9.05%	SOFR	475	12/23/2030	USD	530,437	54,827	54,812	[1,3,4,5,6]
Zinc Buyer Corporation	Delayed Draw	8.75%	SOFR	475	7/24/2031	USD	5,664,361	2,877,441	2,888,593	[1,3,4,6]
Zinc Buyer Corporation	Delayed Draw	1.00%			7/24/2031	USD	2,394,171	(22,057)	(16,634)[1,2,3,5]
Zinc Buyer Corporation	First Lien Term Loan	8.75%	SOFR	475	7/24/2031	USD	30,007,751	29,740,989	29,799,261	[1,3,4,5]
Zinc Buyer Corporation	Revolver	11.25%	PRIME	375	7/24/2031	USD	1,256,410	240,784	242,553	[1,3,4,6]
Zinc Buyer Corporation	Revolver	0.50%			7/24/2031	USD	1,346,154	(11,690)	(9,353)[1,2,3]
								3,340,617,707	3,344,730,920

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications — 3.2%
1236904 B.C. Ltd.	First Lien Term Loan	9.97%	SOFR	593	3/4/2027	USD	2,832,080	$2,800,728	$2,691,972	[1,3,4,10]
2080 Media, Inc.	Delayed Draw	1.00%			3/14/2029	USD	2,811,028	(26,601)	(19,320)[1,2,3]
AG-Twin Brook Communication Services	First Lien Term Loan	10.46%, 5.00% PIK	SOFR	600	9/30/2026	USD	26,612,864	26,552,552	26,399,966	[1,3,4,5,9]
ARC Media Holdings Limited	First Lien Term Loan	11.71%	SOFR	725	10/31/2027	USD	2,217,450	2,172,344	2,181,791	[1,3,4]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.78%	EURIBOR	475	5/1/2031	EUR	150,000,000	165,295,283	174,639,705	[1,3,4,7]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	6.78%	EURIBOR	475	5/29/2031	EUR	17,013,236	19,033,935	19,817,249	[1,3,4,7]
Blue Bidco Limited	Delayed Draw	9.26%	SONIA	500	5/21/2032	GBP	5,325,247	3,933,334	3,859,850	[1,3,4,6,7]
Blue Bidco Limited	First Lien Term Loan	7.04%	EURIBOR	500	5/21/2032	EUR	7,205,659	8,262,154	8,386,683	[1,3,4,7]
Blue Bidco Limited	First Lien Term Loan	9.21%	SONIA	500	5/21/2032	GBP	10,916,786	14,706,763	14,554,911	[1,3,4,7]
Blue Bidco Limited	First Lien Term Loan	9.26%	SOFR	500	5/21/2032	USD	2,119,569	2,099,022	2,101,366	[1,3,4]
BrightSign, LLC	First Lien Term Loan	9.76%	SOFR	550	10/14/2027	USD	4,849,246	4,794,572	4,849,246	[1,3,4]
CCI Buyer, Inc.	First Lien Term Loan	9.00%	SOFR	500	5/13/2032	USD	63,088,932	62,482,458	62,540,284	[1,3,4]
CCI Buyer, Inc.	Revolver	0.50%			5/13/2032	USD	3,240,252	(30,666)	(28,453)[1,2,3]
Chord Searchlight, L.P.	Delayed Draw	1.00%			7/16/2030	USD	3,093,750	(45,439)	(46,406)[1,2,3]
Chord Searchlight, L.P.	First Lien Term Loan	10.48%	SOFR	625	7/16/2030	USD	5,156,250	5,081,348	5,078,906	[1,3,4]
CM Acquisitions Holdings, Inc.	Delayed Draw	10.17%	SOFR	600	5/6/2026	USD	296,211	292,471	290,745	[1,3,4]
CM Acquisitions Holdings, Inc.	First Lien Term Loan	10.17%	SOFR	600	5/6/2026	USD	2,583,045	2,583,007	2,535,376	[1,3,4]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	10.17%	SOFR	600	5/6/2026	USD	805,825	805,813	790,954	[1,3,4]
Cosmos Midco Limited	First Lien Term Loan	8.75%	SONIA	478	9/25/2027	GBP	1,772,638	2,390,523	2,383,860	[1,3,4,7]
Deerfield Group LLC	Delayed Draw	1.00%			7/1/2028	USD	2,944,739	(35,237)	(36,809)[1,2,3]
Deerfield Group LLC	First Lien Term Loan	8.90%	SOFR	475	7/1/2028	USD	4,468,915	4,417,226	4,413,053	[1,3,4]
Doxim, Inc.	First Lien Term Loan	10.65%	SOFR	650	11/30/2027	USD	3,296,916	3,264,231	3,263,947	[1,3,4,5]
Doxim, Inc.	Revolver	10.65%	SOFR	650	11/30/2027	USD	256,250	29,878	29,854	[1,3,4,5,6]
EP Purchaser, LLC	Second Lien Term Loan	10.76%	SOFR	650	11/4/2029	USD	5,000,000	4,925,000	5,000,000	[1,3,4]
Everbridge Holdings, LLC	Delayed Draw	8.98%	SOFR	500	7/2/2031	USD	5,544,667	2,143,420	2,166,889	[1,3,4,6]
Everbridge Holdings, LLC	First Lien Term Loan	8.98%	SOFR	500	7/2/2031	USD	36,538,611	36,450,311	36,538,611	[1,3,4]
Everbridge Holdings, LLC	Revolver	0.50%			7/2/2031	USD	2,222,222	(8,370)	—	[1,2,3]
FuseFX, LLC	First Lien Term Loan	10.46%, 5.00% PIK	SOFR	600	9/30/2026	USD	13,218,079	13,184,352	13,115,787	[1,3,4,5,9]
Future Fiber Finco, LLC	Revolver	0.50%			5/2/2030	USD	366,973	(27,050)	(29,358)[1,2,3]
Future Fiber Finco, LLC	Delayed Draw	9.63%	SOFR	550	5/2/2031	USD	3,882,783	556,328	563,685	[1,3,4,6]
Future Fiber Finco, LLC	First Lien Term Loan	9.80%	SOFR	550	5/2/2031	USD	4,117,216	4,094,648	4,093,469	[1,3,4]
Gas Media Holdings, LLC	Delayed Draw	1.00%			4/17/2031	USD	2,125,000	(30,684)	(22,132)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Gas Media Holdings, LLC	First Lien Term Loan	8.99%	SOFR	500	4/17/2031	USD	9,891,875	$9,751,946	$9,788,850	[1,3,4]
Gas Media Holdings, LLC	Revolver	8.99%	SOFR	500	4/17/2031	USD	708,333	60,993	63,456	[1,3,4,6]
Global Music Rights	First Lien Term Loan	8.50%	SOFR	475	12/20/2031	USD	107,340,980	105,630,244	107,340,980	[1,3,4,5]
Global Music Rights	Revolver	0.50%			12/20/2031	USD	10,763,497	(174,937)	—	[1,2,3,5]
GOGO Intermediate Holdings LLC	First Lien Term Loan	10.16%	SOFR	600	4/30/2028	USD	2,074,437	2,041,531	2,069,250	[1,3,4]
HALO Buyer, Inc.	First Lien Term Loan	10.16%	SOFR	600	8/7/2029	USD	44,323,983	43,537,840	43,993,068	[1,3,4,5]
HALO Buyer, Inc.	Revolver	10.16%	SOFR	600	8/7/2029	USD	6,663,270	1,698,722	1,760,358	[1,3,4,5,6]
HH Global Finance Limited	First Lien Term Loan	10.46%	SOFR	618	2/25/2027	USD	15,000,000	14,887,500	15,000,000	[1,3,4,5]
Iconic Purchaser Corporation	First Lien Term Loan	10.50%	SOFR	650	11/16/2028	USD	13,924,646	13,924,646	13,924,646	[1,3,4]
Iconic Purchaser Corporation	Revolver	9.91%	SOFR	550	11/16/2028	USD	512,821	512,821	512,820	[1,3,4]
KL Charlie Acquisition Company	Delayed Draw	1.00%			12/30/2026	USD	872,757	(7,481)	—	[1,2,3]
KL Charlie Acquisition Company	Delayed Draw	9.26%	SOFR	500	12/30/2026	USD	9,932,911	9,149,568	9,252,260	[1,3,4,6]
KL Charlie Acquisition Company	First Lien Term Loan	9.26%	SOFR	500	12/30/2026	USD	9,800,251	9,695,392	9,800,251	[1,3,4]
KL Charlie Acquisition Company	Revolver	0.50%			12/30/2026	USD	2,016,130	(2,520)	—	[1,2,3]
Klick, Inc.	First Lien Term Loan	8.66%	SOFR	450	3/31/2028	USD	317,818	315,464	317,818	[1,3,4,5]
Last Dance Intermediate II, LLC	Delayed Draw	9.41%	SOFR	525	3/31/2031	USD	6,524,008	1,577,727	1,591,615	[1,3,4,5,6]
Last Dance Intermediate II, LLC	Delayed Draw	1.00%			3/31/2031	USD	6,779,661	(48,779)	(81,021)[1,2,3,5]
Last Dance Intermediate II, LLC	First Lien Term Loan	9.16%	SOFR	500	3/31/2031	USD	33,261,680	33,000,415	32,977,707	[1,3,4,5]
Last Dance Intermediate II, LLC	Revolver	9.41%	SOFR	525	3/31/2031	USD	1,739,735	1,696,935	1,698,171	[1,3,4,5,6]
Last Dance Intermediate II, LLC	Revolver	0.50%			3/31/2031	USD	1,694,915	(19,446)	(20,255)[1,2,3,5]
MBS Holdings, Inc.	First Lien Term Loan	9.30%	SOFR	500	4/16/2027	USD	15,581,962	15,378,215	15,516,631	[1,3,4]
MBS Holdings, Inc.	Revolver	0.50%			4/16/2027	USD	1,271,186	(1,589)	(5,330)[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	1.00%			6/30/2027	USD	7,211,539	(53,014)	(219,670)[1,2,3]
Mc Group Ventures Corporation	Delayed Draw	9.91%	SOFR	550	6/30/2027	USD	9,342,740	9,047,281	9,013,813	[1,3,4,6]
Mc Group Ventures Corporation	First Lien Term Loan	9.66%	SOFR	525	6/30/2027	USD	7,615,385	7,556,822	7,383,413	[1,3,4]
Mc Group Ventures Corporation	First Lien Term Loan	9.91%	SOFR	550	6/30/2027	USD	14,769,231	14,658,110	14,378,456	[1,3,4]
Omni Fiber, LLC	Delayed Draw	9.21%	SOFR	525	7/3/2029	USD	34,999,999	33,493,146	30,697,985	[1,3,4,6]
Omni Fiber, LLC	First Lien Term Loan	9.21%	SOFR	525	7/3/2029	USD	15,000,000	14,871,560	14,870,563	[1,3,4]
OneCare Media, LLC	First Lien Term Loan	8.76%	SOFR	450	9/29/2026	USD	8,448,885	8,415,549	3,641,469	[1,3,4]
OneCare Media, LLC	Revolver	0.50%			9/29/2026	USD	400,000	—	(227,600)[1,2,3]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	8.36%	BBSY	475	7/20/2029	AUD	2,800,000	1,933,740	1,840,764	[1,3,4,7]
Real Chemistry Intermediate III, Inc.	Delayed Draw	8.50%	SOFR	450	4/12/2032	USD	9,410,873	3,577,770	3,576,132	[1,3,4,5,6]
Real Chemistry Intermediate III, Inc.	First Lien Term Loan	8.50%	SOFR	450	4/12/2032	USD	21,174,466	21,073,541	21,068,594	[1,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Communications (Continued)
Real Chemistry Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	4,705,438	$(22,031)	$(23,527)[1,2,3,5]
Recorded Book, Inc.	Revolver	0.50%			8/31/2028	USD	362,986	—	3,630	[1,2,3,5]
Recorded Book, Inc.	Revolver	9.95%	SOFR	575	8/31/2028	USD	1,497,326	1,438,340	1,464,915	[1,3,4,5,6]
Recorded Book, Inc.	First Lien Term Loan	9.95%	SOFR	575	8/31/2030	USD	18,363,556	17,944,648	18,547,191	[1,3,4,5]
Recorded Book, Inc.	First Lien Term Loan	9.95%	SOFR	575	9/3/2030	USD	3,601,265	3,601,265	3,601,265	[1,3,4,5]
Scripps SPV, LLC	Revolver	10.58%	SOFR	625	3/31/2028	USD	2,706,480	1,215,665	1,239,568	[1,3,4,5,6]
SintecMedia NYC, Inc.	First Lien Term Loan	11.00%	SOFR	700	6/21/2029	USD	22,223,517	21,753,464	21,433,159	[1,3,4]
SintecMedia NYC, Inc.	Revolver	11.03%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,277,095	[1,3,4,6]
Swoop Intermediate III, Inc.	Delayed Draw	1.00%			4/12/2032	USD	22,753,547	(110,132)	(41,981)[1,2,3,5]
Swoop Intermediate III, Inc.	First Lien Term Loan	8.66%	SOFR	450	4/12/2032	USD	32,234,191	32,080,510	32,174,717	[1,3,4,5]
Swoop Intermediate III, Inc.	Revolver	0.50%			4/12/2032	USD	7,584,516	(35,515)	(13,994)[1,2,3,5]
TA TT Buyer, LLC	First Lien Term Loan	8.75%	SOFR	475	4/1/2029	USD	24,013,562	23,807,271	23,713,391	[1,4]
Tinuiti Inc.	Delayed Draw	9.35%	SOFR	525	12/10/2026	USD	5,039,562	4,987,934	4,815,459	[1,3,4]
Tinuiti Inc.	First Lien Term Loan	9.35%	SOFR	525	12/10/2026	USD	3,498,773	3,460,605	3,343,187	[1,3,4]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	3,693,049	(64,628)	—	[1,2,3,5]
Trunk Acquisition, Inc.	First Lien Term Loan	10.15%	SOFR	600	2/19/2027	USD	21,712,500	21,332,531	21,712,500	[1,3,4]
Trunk Acquisition, Inc.	Delayed Draw	10.15%	SOFR	600	2/19/2030	USD	4,497,942	3,786,117	3,826,901	[1,3,4,5,6]
Trunk Acquisition, Inc.	First Lien Term Loan	10.15%	SOFR	600	2/19/2030	USD	4,412,708	4,373,591	4,412,708	[1,3,4,5]
Visionary Buyer LLC	Delayed Draw	9.50%	SOFR	550	3/21/2030	USD	12,000,000	11,845,497	11,905,599	[1,3,4]
Visionary Buyer LLC	First Lien Term Loan	9.50%	SOFR	550	3/21/2030	USD	12,000,000	11,849,110	11,905,600	[1,3,4]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(33,735)	(23,600)[1,2,3]
Visionary Buyer LLC	Delayed Draw	9.54%	SOFR	550	3/21/2031	USD	16,000,000	606,534	634,133	[1,3,4,6]
Wire 3 LLC	Delayed Draw	1.00%			7/2/2031	USD	15,957,447	(312,784)	(319,149)[1,2,3]
Wire 3 LLC	First Lien Term Loan	10.30%	SOFR	600	7/2/2031	USD	7,978,723	7,823,819	7,819,149	[1,3,4]
Wire 3 LLC	Revolver	1.00%			7/2/2031	USD	1,063,830	(20,432)	(21,277)[1,2,3]
Zephyr Buyer, L.P.	First Lien Term Loan	9.25%	SOFR	525	1/31/2031	USD	41,954,007	41,558,092	41,683,105	[1,3,4]
Zephyr Buyer, L.P.	Revolver	0.50%			1/31/2031	USD	3,000,000	(27,767)	(19,371)[1,2,3]
								983,457,708	988,681,248
Consumer Discretionary — 6.6%
1959 Holdings, LLC	First Lien Term Loan	10.78%	SOFR	650	7/5/2030	USD	20,500,000	20,302,094	20,309,203	[1,3,4,5]
760203 N.B. Ltd.	First Lien Term Loan	8.24%	CORRA	550	12/31/2030	CAD	6,261,512	4,234,972	4,388,057	[1,3,4,5,7]
760203 N.B. Ltd.	Revolver	9.50%	SOFR	525	12/31/2030	USD	336,381	327,994	328,073	[1,3,4]
760203 N.B. Ltd.	Revolver	9.43%	SOFR	525	12/31/2030	USD	264,174	257,765	257,649	[1,3,4]
760203 N.B. Ltd.	Revolver	9.41%	SOFR	525	12/31/2030	USD	206,056	201,043	200,966	[1,3,4]
760203 N.B. Ltd.	Revolver	9.39%	SOFR	525	12/31/2030	USD	290,591	283,361	283,414	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
760203 N.B. Ltd.	Revolver	8.41%	SOFR	425	12/31/2030	USD	158,504	$154,743	$154,589	[1,3,4]
760203 N.B. Ltd.	Revolver	8.23%	CORRA	525	12/31/2030	CAD	472,790	197,537	201,635	[1,3,4,5,6,7]
A1 Garage Equity, LLC	Delayed Draw	8.66%	SOFR	450	12/22/2028	USD	3,174,582	3,077,121	3,174,582	[1,3,4]
A1 Garage Equity, LLC	First Lien Term Loan	8.66%	SOFR	450	12/22/2028	USD	9,085,227	8,918,062	9,085,227	[1,3,4]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,151	(45,455)	—	[1,2,3]
ABC Technologies, Inc.	First Lien Term Loan	9.89%	SOFR	575	8/22/2031	USD	101,293,750	97,543,557	97,495,234	[1,3,4]
ABC Technologies, Inc.	First Lien Term Loan	7.81%	EURIBOR	575	8/22/2031	EUR	56,210,000	62,848,131	63,515,056	[1,3,4,7]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.51%	SOFR	625	4/22/2026	USD	27,001,321	26,871,807	26,955,080	[1,3,4,5]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.00%	SOFR	600	12/14/2027	USD	16,661,706	16,507,015	16,579,759	[1,3,4,5]
All Day AcquisitionCo, LLC	First Lien Term Loan	10.66%	SOFR	650	4/30/2030	USD	27,049,180	26,533,518	26,498,761	[1,3,4]
All Day AcquisitionCo, LLC	Revolver	0.50%			4/30/2030	USD	2,950,820	(55,123)	(60,046)[1,2,3]
Aptive Environmental, LLC	First Lien Term Loan	9.66%	SOFR	550	10/1/2030	USD	5,063,158	5,064,859	5,098,600	[1,3,4]
Aptive Environmental, LLC	Revolver	0.50%			10/1/2030	USD	522,738	(168)	3,659	[1,2,3]
Archimède SAS	First Lien Term Loan	9.00%	EURIBOR	700	10/17/2027	EUR	8,500,000	9,009,895	9,375,370	[1,3,4,7]
Archimède SAS	Delayed Draw	9.00%	EURIBOR	700	10/27/2027	EUR	1,500,000	1,804,888	1,654,477	[1,3,4,7]
Archimède SAS	First Lien Term Loan	9.00%	EURIBOR	700	10/27/2027	EUR	7,800,000	8,271,605	8,603,281	[1,3,4,7]
Auveco Holdings, Inc.	First Lien Term Loan	9.60%	SOFR	525	5/5/2028	USD	8,934,210	8,844,868	8,934,210	[1,3,4]
Auveco Holdings, Inc.	Revolver	9.60%	SOFR	525	5/5/2028	USD	1,315,789	161,550	164,474	[1,3,4,6]
Barbri Holdings, Inc.	First Lien Term Loan	9.00%	SOFR	500	4/30/2030	USD	69,650,000	69,341,316	69,477,876	[1,3,4]
Beckett Collectibles Holdings, LLC	First Lien Term Loan	12.57%	SOFR	850	12/13/2029	USD	697,594	679,106	680,303	[1,3,4]
BoxCo ApS	First Lien Term Loan	7.77%	EURIBOR	575	9/8/2032	EUR	9,455,205	10,865,166	10,822,758	[1,3,4,7]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	12.01%	SOFR	775	12/11/2025	USD	9,706,429	9,664,676	9,459,321	[1,3,4]
BPI Intermediate Holdings, Inc.	Revolver	12.01%	SOFR	775	12/11/2025	USD	1,440,000	237,750	203,340	[1,3,4,6]
Bright Finco Limited	Delayed Draw	8.97%	SONIA	500	4/7/2032	GBP	986,842	1,328,987	1,321,213	[1,3,4,7]
Bright Finco Limited	First Lien Term Loan	8.97%	SONIA	500	4/7/2032	GBP	14,013,158	18,919,259	18,827,452	[1,3,4,7]
CEC Entertainment, Inc.	First Lien Term Loan	10.00%	SOFR	600	9/26/2030	USD	23,624,426	23,061,706	23,060,540	[1,3,4]
Circauto Bidco AB	Delayed Draw	1.00%			5/29/2031	SEK	157,356,412	(312,289)	1,678,343	[1,2,3,7]
Circauto Bidco AB	Delayed Draw	8.00%	STIBOR	600	6/14/2031	SEK	322,580,645	23,695,160	27,044,752	[1,3,4,6,7]
ClubCorp Holdings, Inc.	Revolver	0.50%			7/10/2031	USD	2,573,762	(37,185)	(38,606)[1,2,3,5]
ClubCorp Holdings, Inc.	Delayed Draw	1.00%			7/9/2032	USD	1,696,440	(25,051)	(25,446)[1,2,3,5]
ClubCorp Holdings, Inc.	First Lien Term Loan	9.16%	SOFR	500	7/9/2032	USD	26,012,068	25,630,707	25,621,887	[1,3,4,5]
Collision SP Subco, LLC	Delayed Draw	9.04%	SOFR	475	1/29/2030	USD	444,160	401,225	400,794	[1,3,4,6]
Collision SP Subco, LLC	Delayed Draw	1.00%			1/29/2030	USD	3,522,581	(33,446)	(35,226)[1,2,3]
Collision SP Subco, LLC	First Lien Term Loan	9.06%	SOFR	475	1/29/2030	USD	761,347	754,352	753,734	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Collision SP Subco, LLC	First Lien Term Loan	9.04%	SOFR	475	1/29/2030	USD	140,903	$139,609	$139,494	[1,3,4]
Collision SP Subco, LLC	Revolver	8.95%	SOFR	475	1/29/2030	USD	124,902	16,720	16,594	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	Delayed Draw	9.24%	SOFR	525	7/16/2027	USD	30,679,102	30,159,046	30,426,040	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	9.44%	SOFR	525	7/16/2027	USD	13,939,181	13,789,989	13,824,203	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	9.19%	SOFR	525	7/16/2027	USD	4,335,945	4,301,489	4,300,180	[1,3,4,5]
COP HomeTown Acquisitions, Inc.	Revolver	11.75%	PRIME	425	7/16/2027	USD	507,500	248,692	249,513	[1,3,4,5,6]
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	1,049,167	—	(8,759)[1,2,3]
Crunch Holdings LLC	First Lien Term Loan	8.91%	SOFR	475	9/26/2031	USD	1,462,500	1,455,447	1,457,263	[1,3,4]
Crunch Holdings LLC	Revolver	0.50%			9/26/2031	USD	198,043	(943)	(709)[1,2,3]
Curriculum Associates, LLC	Delayed Draw	1.00%			5/7/2032	USD	23,846,096	(195,463)	(118,994)[1,2,3]
Curriculum Associates, LLC	First Lien Term Loan	8.91%	SOFR	475	5/7/2032	USD	55,106,323	54,656,447	54,737,546	[1,3,4]
Denali Midco 2 LLC	Delayed Draw	9.41%	SOFR	525	12/22/2027	USD	9,943,610	7,332,688	7,549,007	[1,3,4,6]
Denali Midco 2 LLC	First Lien Term Loan	9.41%	SOFR	525	12/22/2027	USD	6,301,161	6,207,464	6,257,225	[1,3,4]
DRS Holdings III, Inc.	First Lien Term Loan	9.41%	SOFR	525	11/1/2028	USD	1,522,667	1,515,958	1,522,667	[1,3,4,5]
DRS Holdings III, Inc.	Revolver	0.50%			11/1/2028	USD	11,426	(49)	—	[1,2,3,5]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK			6/30/2027	USD	384,126	378,963	378,318	[1,3,4,9]
Equinox Holdings, Inc.	First Lien Term Loan	12.25%, 4.13% PIK	SOFR	825	3/8/2029	USD	2,563,810	2,517,731	2,526,023	[1,3,4,9]
Essential Services Holding Corporation	Revolver	9.19%	SOFR	500	6/17/2030	USD	1,301,115	457,972	461,896	[1,3,4,5,6]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	2,081,784	(19,024)	(10,409)[1,2,3,5]
Essential Services Holding Corporation	First Lien Term Loan	9.32%	SOFR	500	6/17/2031	USD	10,617,100	10,524,874	10,564,015	[1,3,4,5]
Excel Fitness Holdings, Inc.	Delayed Draw	9.50%	SOFR	550	4/29/2029	USD	13,213,513	10,334,533	10,600,089	[1,3,4,6]
Excel Fitness Holdings, Inc.	First Lien Term Loan	9.50%	SOFR	550	4/29/2029	USD	19,800,000	19,455,468	19,800,000	[1,3,4]
Fenix Topco, LLC	Delayed Draw	10.76%	SOFR	675	3/28/2029	USD	939,926	800,310	773,600	[1,3,4,6]
Fenix Topco, LLC	Delayed Draw	1.00%			3/28/2029	USD	5,312,683	(112,531)	(225,617)[1,2,3]
Fenix Topco, LLC	First Lien Term Loan	10.76%	SOFR	675	3/28/2029	USD	13,565,380	13,314,981	12,989,291	[1,3,4]
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	10.88%, 7.25% PIK	BBSY	725	6/30/2026	AUD	245,945	159,216	161,349	[1,3,4,7,9]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	10.88%, 7.25% PIK	BBSY	725	6/30/2026	AUD	5,557,493	3,597,872	3,645,931	[1,3,4,7,9]
Fitness International, LLC	First Lien Term Loan	8.66%	SOFR	450	2/12/2029	USD	24,687,500	23,958,017	24,878,828	[1,4,5]
Gateway Casinos & Entertainment, Ltd.	First Lien Term Loan	10.28%	SOFR	625	12/18/2030	USD	7,962,000	7,889,540	7,882,380	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Gateway US Holdings, Inc.	Delayed Draw	8.75%	SOFR	475	9/22/2026	USD	1,095,435	$1,068,641	$1,092,696	[1,3,4]
Gateway US Holdings, Inc.	First Lien Term Loan	8.75%	SOFR	475	9/22/2026	USD	20,996,393	20,627,659	20,943,902	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2026	USD	854,815	(2,137)	(2,137)[1,2,3]
Gateway US Holdings, Inc.	Delayed Draw	8.75%	SOFR	475	9/22/2028	USD	14,307,230	12,920,171	12,969,181	[1,3,4,6]
Gateway US Holdings, Inc.	First Lien Term Loan	8.75%	SOFR	475	9/22/2028	USD	27,143,068	27,076,996	27,075,211	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2028	USD	1,059,583	(2,089)	(2,649)[1,2,3]
Gator Plastic Intermediate Holdings, LLC	First Lien Term Loan	11.14%	SOFR	700	10/14/2027	USD	21,118,318	20,763,990	20,795,358	[1,3,4]
Gator Plastic Intermediate Holdings, LLC	Revolver	11.22%	SOFR	700	10/14/2027	USD	3,748,862	2,209,902	2,214,707	[1,3,4,6]
Grand Circle Holdings, LLC	First Lien Term Loan	9.25%	SOFR	525	9/19/2030	USD	10,696,445	10,616,629	10,616,222	[1,3,4]
Guardian Restoration Partners Buyer, LLC	Delayed Draw	8.68%	ARR CSA	475	11/1/2031	USD	2,088,498	1,720,530	1,718,412	[1,3,4,6]
Guardian Restoration Partners Buyer, LLC	First Lien Term Loan	8.75%	SOFR	475	11/1/2031	USD	1,251,022	1,236,881	1,235,384	[1,3,4]
Guardian Restoration Partners Buyer, LLC	Revolver	8.75%	SOFR	475	11/1/2031	USD	313,539	130,355	129,858	[1,3,4,6]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.66%	SOFR	850	4/7/2030	USD	17,000,000	16,777,351	16,798,520	[1,4]
HGC Holdings, LLC	Delayed Draw	8.66%	SOFR	450	6/20/2029	USD	1,501,458	75,476	80,821	[1,3,4,5,6]
HGC Holdings, LLC	First Lien Term Loan	8.64%	SOFR	450	6/20/2029	USD	2,978,909	2,957,849	2,959,032	[1,3,4,5]
HGC Holdings, LLC	Revolver	0.50%			6/20/2029	USD	407,045	(2,841)	(2,716)[1,2,3,5]
Home Service Topco IV, Inc.	Delayed Draw	8.60%	SOFR	450	12/31/2027	USD	4,757,325	1,695,454	1,754,539	[1,3,4,5,6]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	1,775,693	(16,025)	(7,896)[1,2,3,5]
Home Service Topco IV, Inc.	First Lien Term Loan	8.60%	SOFR	450	12/31/2027	USD	5,121,764	4,962,461	5,098,990	[1,3,4,5]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	—	(4,743)[1,2,3,5]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.26%	SOFR	800	4/7/2028	USD	39,200,000	38,264,574	39,083,520	[1,3,4]
HP TLE Buyer, Inc.	First Lien Term Loan	8.75%	SOFR	475	7/1/2032	USD	32,786,885	32,467,309	32,474,392	[1,3,4]
HP TLE Buyer, Inc.	Revolver	0.50%			7/1/2032	USD	7,213,115	(69,609)	(68,749)[1,2,3]
HPS Consumer Discretionary	First Lien Term Loan	11.71%	SOFR	725	7/26/2027	USD	13,907,532	13,824,371	13,646,747	[1,3,4,5]
HS Spa Holdings, Inc.	Revolver	9.41%	SOFR	525	6/2/2028	USD	311,429	65,019	65,018	[1,3,4,6]
HS Spa Holdings, Inc.	Delayed Draw	9.56%	SOFR	525	6/2/2029	USD	249,388	247,378	249,388	[1,3,4]
HS Spa Holdings, Inc.	First Lien Term Loan	9.45%	SOFR	525	6/2/2029	USD	2,114,600	2,088,357	2,114,600	[1,3,4]
HY Cite Enterprises LLC	First Lien Term Loan	12.46%	SOFR	800	11/12/2026	USD	9,017,200	7,843,501	9,017,200	[1,3,4]
IFH Franchisee Holdings LLC	Delayed Draw	1.00%			12/20/2029	USD	626,715	(8,684)	—	[1,2,3,5]
IFH Franchisee Holdings LLC	First Lien Term Loan	9.71%	SOFR	575	12/20/2029	USD	2,761,705	2,725,367	2,761,705	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
IFH Franchisee Holdings LLC	Revolver	8.21%	SOFR	400	12/20/2029	USD	1,000	$654	$667	[1,3,4,5,6]
Infinity Home Services Holdco, Inc.	Delayed Draw	9.50%	SOFR	550	12/28/2028	USD	3,741,650	1,103,936	1,136,536	[1,3,4,5,6]
Ingenio, LLC	First Lien Term Loan	12.15%, 6.00% PIK	SOFR	800	8/3/2026	USD	15,106,147	14,958,278	14,207,678	[1,3,4,5,9]
Innovetive Petcare, LLC	Delayed Draw	9.48%	SOFR	500	6/30/2028	USD	1,901,154	1,594,102	1,625,662	[1,3,4,5,6]
Innovetive Petcare, LLC	Delayed Draw	9.24%	SOFR	500	6/30/2028	USD	3,441,774	3,412,537	3,407,356	[1,3,4,5]
Innovetive Petcare, LLC	Delayed Draw	1.00%			6/30/2028	USD	1,441,659	(14,100)	(14,417)[1,2,3,5]
International Entertainment JJCo 3 Ltd	First Lien Term Loan	8.97%	SONIA	475	4/17/2032	GBP	11,610,750	15,637,674	15,731,348	[1,4,7]
Internova Travel Group, LLC	Delayed Draw	11.76%, 3.50% PIK	SOFR	750	3/27/2028	USD	3,815,839	3,738,538	3,747,165	[1,3,4,9]
JHCC Holdings LLC	Delayed Draw	9.25%	SOFR	525	9/9/2026	USD	2,425,405	2,406,012	2,409,766	[1,3,4,5]
JHCC Holdings LLC	First Lien Term Loan	9.25%	SOFR	525	9/9/2026	USD	603,678	597,630	599,786	[1,3,4,5]
JHCC Holdings LLC	Delayed Draw	9.25%	SOFR	525	9/9/2027	USD	2,345,338	1,230,723	1,232,598	[1,3,4,5,6]
KBP Investments LLC	Delayed Draw	10.46%, 0.50% PIK	SOFR	600	5/26/2027	USD	24,062,805	23,694,489	23,113,144	[1,3,4,5,9]
KBP Investments LLC	Delayed Draw	10.46%, 0.50% PIK	SOFR	600	5/26/2027	USD	2,200,274	2,200,275	2,113,439	[1,3,4,9]
KnitWell Borrower LLC	First Lien Term Loan	12.21%	SOFR	775	7/28/2027	USD	22,876,559	22,549,539	22,501,503	[1,3,4]
Kodiak Buyer, LLC	Delayed Draw	1.00%			7/25/2032	USD	3,880,544	(38,294)	(38,805)[1,2,3]
Kodiak Buyer, LLC	First Lien Term Loan	8.50%	SOFR	450	7/25/2032	USD	7,340,144	7,268,129	7,266,743	[1,3,4]
Kodiak Buyer, LLC	Revolver	0.50%			7/25/2032	USD	3,104,435	(30,242)	(31,044)[1,2,3]
Lasko Operation Holdings, LLC	First Lien Term Loan	10.94%	SOFR	665	6/4/2030	USD	2,854,858	2,854,858	2,854,858	[1,3,4]
Legends Hospitality Holding Company, LLC	Revolver	9.16%	SOFR	500	8/22/2030	USD	8,059,280	3,709,742	3,747,565	[1,3,4,5,6]
Legends Hospitality Holding Company, LLC	Delayed Draw	9.19%	SOFR	500	8/22/2031	USD	4,029,640	2,460,593	2,498,377	[1,3,4,5,6]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.71%, 2.75% PIK	SOFR	550	8/22/2031	USD	48,628,555	48,628,555	48,628,555	[1,3,4,9]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	9.71%	SOFR	550	8/22/2031	USD	13,318,617	13,248,305	13,318,617	[1,3,4,5]
Leonard Group, Inc.	First Lien Term Loan	11.01%	SOFR	675	2/26/2026	USD	11,340,488	11,229,244	11,223,194	[1,3,4]
LHS Borrower, LLC	First Lien Term Loan	9.41%	SOFR	525	9/4/2031	USD	93,452,673	92,063,606	92,050,883	[1,3,4,5,8]
LHS Borrower, LLC	Revolver	9.41%	SOFR	525	9/4/2031	USD	7,961,668	(41,456)	(42,925)[1,3,4,5,6]
Lumos Holdings US Acquisition Co.	First Lien Term Loan	9.82%	SOFR	550	8/5/2030	USD	27,149,993	26,752,385	26,742,743	[1,3,4]
Mammoth Holdings, LLC	Revolver	10.00%	SOFR	600	11/15/2029	USD	2,272,726	1,209,047	1,217,160	[1,3,4,6]
Mammoth Holdings, LLC	Delayed Draw	10.32%	SOFR	600	11/15/2030	USD	4,501,135	4,427,830	4,458,603	[1,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	10.00%	SOFR	600	11/15/2030	USD	17,909,091	17,621,500	17,739,863	[1,3,4]
Margaritaville Enterprises LLC	Delayed Draw	8.76%	SOFR	475	6/17/2027	USD	2,085,167	2,061,438	2,085,167	[1,3,4]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,687)	—	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Momentum Textiles, LLC	First Lien Term Loan	9.50%	SOFR	550	3/28/2029	USD	10,118,767	$10,027,448	$10,118,767	[1,3,4,5]
Momentum Textiles, LLC	Revolver	0.50%			3/28/2029	USD	1,033,149	(9,121)	—	[1,2,3,5]
Monahan Products LLC	First Lien Term Loan	9.31%	SOFR	500	8/27/2027	USD	3,734,717	3,713,121	3,690,084	[1,3,4,5]
Mountainside Fitness Acquisitions, LLC	Delayed Draw	1.00%			10/9/2029	USD	2,373,000	(14,361)	(12,926)[1,2,3]
Mountainside Fitness Acquisitions, LLC	First Lien Term Loan	9.14%	SOFR	500	10/9/2029	USD	4,736,130	4,706,225	4,710,332	[1,3,4]
Mountainside Fitness Acquisitions, LLC	Revolver	0.50%			10/9/2029	USD	950,000	(5,749)	(5,175)[1,2,3]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	2,812,500	(30,714)	(46,351)[1,2,3,5,7]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	5,000,000	(57,855)	(78,158)[1,2,3,5,7]
Movati Athletic Group, Inc.	First Lien Term Loan	7.52%	CDOR	475	5/29/2030	CAD	40,940,625	29,354,790	29,213,319	[1,3,4,5,7]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2030	CAD	937,500	(10,938)	(12,268)[1,2,3,7]
NKD Group GmbH	First Lien Term Loan	9.50%	EURIBOR	750	3/23/2026	EUR	4,294,872	4,470,578	5,042,113	[1,3,4,7]
NL1 Acquire Corp.	Revolver	7.95%	CDOR	550	5/26/2026	CAD	1,330,000	277,672	172,676	[1,3,4,6,7]
NL1 Acquire Corp.	Delayed Draw	9.50%	SOFR	550	5/26/2028	USD	236,374	230,511	236,374	[1,3,4]
NL1 Acquire Corp.	Delayed Draw	7.96%	CDOR	550	5/26/2028	CAD	1,904,934	1,476,258	1,368,782	[1,3,4,7]
NL1 Acquire Corp.	First Lien Term Loan	9.50%	SOFR	550	5/26/2028	USD	2,026,500	2,006,235	2,026,500	[1,3,4]
NL1 Acquire Corp.	First Lien Term Loan	7.96%	CDOR	550	5/26/2028	CAD	9,654,031	7,592,867	6,936,862	[1,3,4,7]
Northwinds holdings, Inc.	Delayed Draw	9.55%	SOFR	525	5/1/2029	USD	1,522,065	74,865	89,449	[1,3,4,5,6]
Northwinds holdings, Inc.	Revolver	0.50%			5/1/2029	USD	187,921	(1,727)	—	[1,2,3,5]
Oil Changer Holding Corporation	Delayed Draw	11.14%	SOFR	675	2/8/2027	USD	18,931,592	18,739,918	18,931,592	[1,3,4]
Oil Changer Holding Corporation	Delayed Draw	11.04%	SOFR	675	2/8/2027	USD	3,009,500	2,703,938	2,728,330	[1,3,4,6]
Patriot Acquireco LLC	First Lien Term Loan	8.66%	SOFR	450	9/4/2032	USD	11,363,636	11,288,448	11,287,879	[1,3,4,5]
Patriot Acquireco LLC	Revolver	8.66%	SOFR	450	9/4/2032	USD	1,136,364	151,088	150,974	[1,3,4,5,6]
Penney Holdings, LLC	First Lien Term Loan	10.88%	SOFR	675	9/19/2030	USD	30,000,000	29,701,711	29,700,000	[1,3,4,5]
PestCo, LLC	Delayed Draw	1.00%			8/6/2030	USD	1,171,138	(5,681)	(5,856)[1,2,3,5]
PestCo, LLC	First Lien Term Loan	8.91%	SOFR	475	8/6/2030	USD	5,340,388	5,314,325	5,313,686	[1,3,4,5]
PestCo, LLC	Revolver	0.50%			8/6/2030	USD	477,250	(2,315)	(2,386)[1,2,3,5]
Pet Resort Hospitality Group Inc.	Delayed Draw	1.00%			1/11/2030	USD	2,221,235	(21,139)	(22,212)[1,2,3]
Pet Resort Hospitality Group Inc.	First Lien Term Loan	9.31%	SOFR	500	1/11/2030	USD	2,202,799	2,181,685	2,180,771	[1,3,4]
POY Holdings, LLC	Delayed Draw	9.65%	SOFR	550	11/16/2027	USD	2,797,402	2,782,558	2,797,402	[1,3,4]
POY Holdings, LLC	Delayed Draw	9.64%	SOFR	550	11/16/2027	USD	1,225,000	487,706	497,656	[1,3,4,6]
POY Holdings, LLC	First Lien Term Loan	9.65%	SOFR	550	11/16/2027	USD	26,650,376	26,369,737	26,650,376	[1,3,4]
POY Holdings, LLC	Revolver	9.65%	SOFR	550	11/16/2027	USD	2,406,511	1,203,261	1,203,256	[1,3,4,6]
Premiere Buyer, LLC	Revolver	0.50%			5/1/2030	USD	156,525	(2,146)	—	[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Premiere Buyer, LLC	Delayed Draw	8.83%	SOFR	450	5/1/2031	USD	138,146	$136,188	$138,146	[1,3,4,5]
Premiere Buyer, LLC	Delayed Draw	1.00%			5/1/2031	USD	294,982	(4,268)	—	[1,2,3,5]
Quality Automotive Services, LLC	Delayed Draw	9.17%	SOFR	500	1/30/2027	USD	2,867,221	2,238,152	2,245,187	[1,3,4,5,6]
Quality Automotive Services, LLC	Delayed Draw	9.17%	SOFR	500	7/16/2027	USD	5,516,716	5,440,303	5,486,666	[1,3,4,5]
Quality Automotive Services, LLC	First Lien Term Loan	9.29%	SOFR	500	7/16/2027	USD	2,081,908	2,067,866	2,070,568	[1,3,4,5]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	(10,683)	(8,046)[1,2,3,5]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	8.91%	SOFR	475	6/10/2031	USD	67,191,181	14,130,872	14,639,146	[1,3,4,5,6]
Quick Quack Car Wash Holdings, LLC	First Lien Term Loan	8.91%	SOFR	475	6/10/2031	USD	17,941,269	17,707,344	17,941,269	[1,3,4,5]
Quick Quack Car Wash Holdings, LLC	Revolver	0.50%			6/10/2031	USD	2,333,333	(28,896)	—	[1,2,3,5]
Race Winning Brands, Inc.	First Lien Term Loan	9.76%, 1.75% PIK	SOFR	550	11/16/2027	USD	25,805,140	25,504,506	23,689,386	[1,3,4,5,9]
Race Winning Brands, Inc.	Revolver	9.76%, 1.75% PIK	SOFR	550	11/16/2027	USD	3,128,550	2,391,571	2,142,875	[1,3,4,6,9]
Rawlings Sports Goods Company, Inc.	Revolver	8.18%	SOFR	375	11/26/2029	USD	1,000	116	129	[1,3,4,5,6]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	8.90%	SOFR	475	11/26/2030	USD	635,663	629,992	635,663	[1,3,4,5]
RefrigiWear, LLC	First Lien Term Loan	8.91%	SONIA	475	11/2/2027	GBP	8,910,000	11,223,007	11,982,249	[1,3,4,7]
RefrigiWear, LLC	First Lien Term Loan	8.90%	SOFR	475	11/2/2027	USD	1,468,445	1,453,760	1,468,445	[1,3,4]
RefrigiWear, LLC	First Lien Term Loan	6.75%	EURIBOR	475	11/2/2027	EUR	18,243,243	19,631,659	21,417,285	[1,3,4,7]
RefrigiWear, LLC	Revolver	0.50%			11/2/2027	EUR	6,756,756	(56,921)	603,163	[1,2,3,7]
RefrigiWear, LLC	First Lien Term Loan	8.90%	SOFR	475	6/4/2029	USD	15,148,671	14,997,184	15,148,671	[1,3,4]
RefrigiWear, LLC	Revolver	0.50%			6/4/2029	USD	2,601,896	—	—	[1,2,3]
Regent Holding Company, LLC	First Lien Term Loan	12.01%	SOFR	775	2/26/2026	USD	10,960,029	10,859,961	10,549,413	[1,3,4,10,11,12]
Regent Holding Company, LLC	Revolver	12.01%	SOFR	775	2/26/2026	USD	1,917,293	902,461	830,425	[1,3,4,6]
Riverside Assessments, LLC	First Lien Term Loan	9.12%	SOFR	525	3/19/2031	USD	41,085,000	40,396,505	40,498,505	[1,3,4]
Riverside Assessments, LLC	Revolver	9.25%	SOFR	525	3/19/2031	USD	6,000,000	2,304,867	2,314,349	[1,3,4,6]
Saguaro Buyer, LLC	Delayed Draw	8.66%	SOFR	450	7/3/2032	USD	30,627,871	770,883	775,056	[1,3,4,6]
Saguaro Buyer, LLC	Delayed Draw	1.00%			7/3/2032	USD	21,745,789	—	6,712	[1,2,3]
Saguaro Buyer, LLC	First Lien Term Loan	8.66%	SOFR	450	7/3/2032	USD	39,969,372	39,579,669	39,581,893	[1,3,4]
Saguaro Buyer, LLC	Revolver	8.66%	SOFR	450	7/3/2032	USD	7,656,967	538,551	538,328	[1,3,4,6]
SDC Holdco LLC	First Lien Term Loan	8.54%	SOFR	438	7/28/2032	USD	13,409,900	13,278,234	13,275,801	[1,3,4]
SDC Holdco LLC	Revolver	0.50%			7/28/2032	USD	1,590,100	(15,507)	(15,901)[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Shock Doctor Intermediate LLC	First Lien Term Loan	9.75%	SOFR	575	11/20/2029	USD	10,419,583	$10,274,744	$10,399,316	[1,3,4,5]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	2,099,664	(29,206)	(4,084)[1,2,3,5]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	9.70%	SOFR	525	10/1/2027	USD	34,846,097	10,257,746	11,344,759	[1,3,4,6]
Spanx, LLC	Revolver	9.33%	SOFR	525	11/18/2027	USD	12,096,621	3,225,766	3,092,897	[1,3,4,6]
Spanx, LLC	First Lien Term Loan	9.76%	SOFR	550	11/18/2028	USD	60,435,975	59,787,142	59,645,839	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	10.13%	SOFR	600	1/22/2027	USD	306,466	297,272	302,797	[1,3,4]
Speedstar Holding, LLC	First Lien Term Loan	10.13%	SOFR	600	1/22/2027	USD	9,123,574	9,014,469	9,014,344	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	10.13%	SOFR	600	7/22/2027	USD	2,064,825	1,000,741	1,005,105	[1,3,4,6]
Splash Car Wash, Inc.	Revolver	0.50%			3/17/2031	USD	1,744,186	(12,060)	(3,393)[1,2,3,5]
Splash Car Wash, Inc.	Delayed Draw	9.33%	SOFR	500	3/17/2032	USD	3,488,372	1,509,677	1,528,098	[1,3,4,5,6]
Splash Car Wash, Inc.	First Lien Term Loan	9.00%	SOFR	500	3/17/2032	USD	8,895,349	8,831,893	8,878,047	[1,3,4,5]
Spotless Brands, LLC	Delayed Draw	10.05%	SOFR	575	7/25/2028	USD	3,394,435	3,394,435	3,439,920	[1,3,4,5]
Spotless Brands, LLC	Delayed Draw	1.00%			7/25/2028	USD	52,519,716	(391,691)	(393,898)[1,2,3]
Spotless Brands, LLC	First Lien Term Loan	10.05%	SOFR	575	7/25/2028	USD	14,618,920	14,618,920	14,814,813	[1,3,4,5]
Spotless Brands, LLC	Revolver	10.05%	SOFR	575	7/25/2028	USD	617,973	370,784	370,784	[1,3,4,5,6]
ST Athena Global LLC	Revolver	9.56%	SOFR	525	8/20/2029	USD	3,761,471	864,631	864,070	[1,3,4,6]
ST Athena Global LLC	Delayed Draw	9.48%	SOFR	525	8/20/2030	USD	1,205,838	255,453	254,304	[1,3,4,6]
ST Athena Global LLC	First Lien Term Loan	9.56%	SOFR	525	8/20/2030	USD	21,923,336	21,640,969	21,661,337	[1,3,4]
ST Athena Global LLC	First Lien Term Loan	9.22%	SONIA	525	8/20/2030	GBP	10,044,874	12,980,847	13,313,212	[1,3,4,7]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	—	(20,166)[1,2,3]
Stanton Carpet Corp.	First Lien Term Loan	9.15%	SOFR	500	10/1/2027	USD	8,917,812	8,827,971	8,766,624	[1,3,4]
Stepping Stones Healthcare Services, LLC	Revolver	0.50%			12/30/2026	USD	2,000,000	(84,890)	—	[1,2,3]
Stepping Stones Healthcare Services, LLC	Delayed Draw	9.00%	SOFR	500	1/2/2029	USD	3,998,000	1,044,602	1,098,000	[1,3,4,6]
Summit Buyer, LLC	Delayed Draw	9.00%	SOFR	500	5/31/2026	USD	24,365,054	17,050,924	17,167,201	[1,3,4,6]
Summit Buyer, LLC	Revolver	11.50%	PRIME	400	5/31/2030	USD	5,706,522	240,752	267,885	[1,3,4,6]
Summit Buyer, LLC	Delayed Draw	1.00%			5/31/2031	USD	24,456,522	(118,365)	(61,214)[1,2,3]
Summit Buyer, LLC	First Lien Term Loan	9.00%	SOFR	500	5/31/2031	USD	44,500,679	44,117,920	44,382,508	[1,3,4]
Sun Acquirer Corp.	Revolver	0.50%			9/5/2027	USD	243,455	(842)	—	[1,2,3,5]
Sun Acquirer Corp.	Delayed Draw	8.66%	SOFR	450	9/5/2028	USD	6,120,318	1,588,315	1,647,424	[1,3,4,5,6]
Sun Acquirer Corp.	First Lien Term Loan	8.66%	SOFR	450	9/5/2028	USD	2,606,442	2,595,620	2,606,442	[1,3,4,5]
Team Acquisition Corporation	Revolver	13.50%	PRIME	650	11/21/2028	USD	4,618,975	614,912	642,098	[1,3,4,5,6]
Team Acquisition Corporation	First Lien Term Loan	11.16%	SOFR	700	11/21/2029	USD	22,163,012	21,458,668	21,731,834	[1,3,4,5]
Telle Tire & Auto Service, LLC	Delayed Draw	8.95%	SOFR	475	3/3/2031	USD	1,231,858	614,805	614,286	[1,3,4,5,6]
Telle Tire & Auto Service, LLC	Delayed Draw	8.62%	SOFR	475	3/3/2031	USD	7,462,687	2,154,711	2,152,985	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Discretionary (Continued)
Telle Tire & Auto Service, LLC	First Lien Term Loan	8.88%	SOFR	475	3/3/2031	USD	117,684	$116,047	$115,919	[1,3,4,5]
Telle Tire & Auto Service, LLC	Revolver	8.95%	SOFR	475	3/3/2031	USD	61,889	28,608	28,523	[1,3,4,5,6]
TickPick Intermediate Holdings, LLC	First Lien Term Loan	9.00%	SOFR	500	7/2/2030	USD	8,449,000	8,307,038	8,533,490	[1,3,4]
TickPick Intermediate Holdings, LLC	Revolver	0.50%			7/2/2030	USD	344,253	(5,482)	3,443	[1,2,3]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	1,011,628	(18,645)	(7,838)[1,2,3,5]
Titan Home Improvement, LLC	First Lien Term Loan	8.95%	SOFR	475	5/31/2030	USD	5,394,884	5,325,751	5,353,083	[1,3,4,5]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	843,024	(10,277)	(6,532)[1,2,3,5]
Treehouse Junior Limited	First Lien Term Loan	9.28%	SOFR	500	3/25/2028	USD	7,754,716	7,703,902	7,754,716	[1,3,4]
US Fitness Holdings, LLC	Revolver	10.16%	SOFR	550	9/4/2030	USD	1,801,885	347,275	352,365	[1,3,4,5,6]
US Fitness Holdings, LLC	Revolver	0.50%			9/4/2030	USD	403,846	(3,680)	(1,796)[1,2,3,5]
US Fitness Holdings, LLC	Delayed Draw	9.66%	SOFR	550	9/4/2031	USD	5,169,231	981,417	1,010,861	[1,3,4,5,6]
US Fitness Holdings, LLC	First Lien Term Loan	9.50%	SOFR	550	9/4/2031	USD	20,676,923	20,473,052	20,584,984	[1,3,4,5]
Vertex Service Partners, LLC	Delayed Draw	10.00%	SOFR	600	8/31/2028	USD	5,799,694	1,083,736	1,082,259	[1,3,4,6]
Vertex Service Partners, LLC	Delayed Draw	10.00%	SOFR	600	11/8/2030	USD	19,028,789	15,420,802	15,650,586	[1,3,4,5,6]
Vertex Service Partners, LLC	First Lien Term Loan	10.00%	SOFR	600	11/8/2030	USD	7,760,537	7,604,920	7,726,031	[1,3,4,5]
Vertex Service Partners, LLC	Revolver	10.00%	SOFR	600	11/8/2030	USD	2,034,884	1,477,451	1,506,764	[1,3,4,5,6]
Weber-Stephen Products, LLC	Revolver	10.03%	SOFR	575	12/19/2026	USD	10,833,333	2,061,052	2,276,599	[1,3,4,5,6]
Wheels Bidco, Inc.	First Lien Term Loan	9.82%	SOFR	550	11/1/2031	USD	25,000,000	24,659,513	24,763,768	[1,3,4]
WIN Holdings III Corp	First Lien Term Loan	9.25%	SOFR	500	7/16/2028	USD	14,399,357	14,257,298	14,255,363	[1,3,4]
WU Holdco, Inc.	Delayed Draw	8.95%	SOFR	475	4/15/2032	USD	14,508,133	95,657	139,234	[1,3,4,5,6]
WU Holdco, Inc.	First Lien Term Loan	8.75%	SOFR	475	4/15/2032	USD	60,439,501	60,150,526	60,327,988	[1,3,4,5]
WU Holdco, Inc.	Revolver	0.50%			4/15/2032	USD	4,573,800	(21,488)	(8,439)[1,2,3,5]
								2,065,960,453	2,082,352,383
Consumer Staples — 1.7%
Badia Spices, LLC	First Lien Term Loan	8.63%	SOFR	450	11/1/2030	USD	1,498,139	1,475,007	1,473,156	[1,3,4,5]
Badia Spices, LLC	Revolver	0.50%			11/1/2030	USD	89,070	(1,326)	(1,485)[1,2,3,5]
Baxters North America Holdings, Inc.	First Lien Term Loan	11.07%	SOFR	688	5/31/2028	USD	21,574,981	21,248,374	21,198,417	[1,3,4]
BCPE North Star US Holdco 2, Inc.	First Lien Term Loan	10.25%	PRIME	300	6/10/2028	USD	13,496,721	13,395,495	13,513,727	[1,4]
Blazing Star Parent	First Lien Term Loan	11.20%	SOFR	700	8/28/2030	USD	4,500,000	4,389,016	4,387,500	[1,3,4,5]
C.P. Converters, Inc.	First Lien Term Loan	11.80%	ARR CSA	750	12/13/2025	USD	3,243,689	3,232,366	3,243,689	[1,3,4]
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	11.52%	SOFR	725	4/11/2032	USD	5,206,000	5,055,106	5,077,264	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
Cordevigo Interim Lux Bidco S.A.R.L	First Lien Term Loan	9.36%	EURIBOR	725	4/11/2032	EUR	4,750,000	$5,226,430	$5,438,530	[1,3,4,7]
Dalton Bidco Limited	Delayed Draw	9.61%	SONIA	550	6/30/2030	GBP	967,430	889,947	890,827	[1,3,4,6,7]
Dalton Bidco Limited	Delayed Draw	7.52%	EURIBOR	550	6/30/2030	EUR	3,195,703	3,664,460	3,695,431	[1,3,4,7]
Dalton Bidco Limited	First Lien Term Loan	9.47%	SONIA	550	6/30/2030	GBP	13,716,889	18,159,689	18,169,897	[1,3,4,7]
Dalton Bidco Limited	First Lien Term Loan	7.57%	EURIBOR	550	6/30/2030	EUR	7,522,165	8,634,683	8,698,441	[1,3,4,7]
Demakes Borrower, LLC	First Lien Term Loan	10.00%	SOFR	600	12/12/2029	USD	4,036,530	3,959,356	4,036,530	[1,3,4]
Eagle Family Foods, Inc.	First Lien Term Loan	8.79%	SOFR	500	8/12/2030	USD	34,561,798	34,266,567	34,644,746	[1,3,4]
Eagle Family Foods, Inc.	Revolver	8.79%	SOFR	500	8/12/2030	USD	4,044,944	57,279	89,888	[1,3,4,6]
GOJO Industries Holdings, Inc.	First Lien Term Loan	12.91%	SOFR	875	10/26/2028	USD	24,076,766	23,589,033	24,413,841	[1,3,4]
Great Kitchens Food Company, Inc.	First Lien Term Loan	9.66%	SOFR	550	5/31/2029	USD	11,271,186	10,576,978	10,544,571	[1,3,4]
Great Kitchens Food Company, Inc.	Revolver	0.50%			5/31/2029	USD	2,118,644	(129,147)	(136,582)[1,2,3]
HBH Buyer, LLC	Delayed Draw	1.00%			9/29/2031	USD	302,789	(3,785)	(3,785)[1,2,3,5]
HBH Buyer, LLC	First Lien Term Loan	9.24%	SOFR	525	9/29/2031	USD	2,927,142	2,890,553	2,890,553	[1,3,4,5]
HBH Buyer, LLC	Revolver	7.49%	SOFR	350	9/29/2031	USD	3,000	2,212	2,214	[1,3,4,5,6]
Hometown Food Company	First Lien Term Loan	8.75%	SOFR	450	6/3/2030	USD	7,801,811	7,727,575	7,723,793	[1,3,4]
JTM Foods, LLC	Delayed Draw	9.40%	SOFR	525	5/14/2027	USD	1,018,385	1,006,819	1,018,385	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.59%	SOFR	525	5/14/2027	USD	7,413,291	7,320,625	7,413,291	[1,3,4]
JTM Foods, LLC	Revolver	9.71%	SOFR	525	5/14/2027	USD	1,119,194	1,087,686	1,089,136	[1,3,4,6]
JTM Foods, LLC	Revolver	9.63%	SOFR	525	5/14/2027	USD	559,597	507,955	509,074	[1,3,4,6]
JTM Foods, LLC	First Lien Term Loan	9.57%	SOFR	525	5/14/2029	USD	32,900,863	32,754,931	32,900,863	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.40%	SOFR	525	5/14/2029	USD	1,313,451	1,308,075	1,313,451	[1,3,4]
JTM Foods, LLC	Revolver	9.59%	SOFR	525	5/14/2029	USD	3,616,600	3,064,328	3,035,257	[1,3,4,6]
KNPC Holdco, LLC	First Lien Term Loan	10.05%	SOFR	575	10/22/2029	USD	5,239,446	5,103,111	5,239,446	[1,3,4,5]
LJ Perimeter Buyer, Inc.	First Lien Term Loan	10.96%	SOFR	650	10/31/2028	USD	7,405	7,397	7,405	[1,3,4]
LVF Holdings, Inc.	Delayed Draw	1.00%			2/24/2032	USD	2,608,696	(128,392)	(130,435)[1,2,3]
LVF Holdings, Inc.	First Lien Term Loan	9.83%	SOFR	550	2/24/2032	USD	17,391,304	16,542,087	16,521,739	[1,3,4]
Nellson Nutraceutical, LLC	Delayed Draw	1.00%			4/17/2031	USD	585,058	(8,492)	(3,831)[1,2,3,5]
Nellson Nutraceutical, LLC	First Lien Term Loan	9.75%	SOFR	575	4/17/2031	USD	9,711,971	9,573,308	9,648,380	[1,3,4,5]
Nellson Nutraceutical, LLC	Revolver	9.75%	SOFR	575	4/17/2031	USD	1,521,152	420,871	432,343	[1,3,4,5,6]
Nyx Holdco, Inc.	First Lien Term Loan	10.35%	SOFR	635	11/30/2027	USD	10,664,493	10,604,338	10,664,493	[1,3,4,5]
PH Beauty Holdings III, Inc.	First Lien Term Loan	9.27%	SOFR	500	9/28/2027	USD	3,184,592	3,159,418	3,169,713	[1,3,4,5]
Plus Bidco, LLC	Delayed Draw	1.00%			8/26/2032	USD	4,850,207	(48,169)	(48,502)[1,2,3]
Plus Bidco, LLC	First Lien Term Loan	8.95%	SOFR	475	8/26/2032	USD	16,975,723	16,807,633	16,805,966	[1,3,4]
Plus Bidco, LLC	Revolver	8.95%	SOFR	475	8/26/2032	USD	2,078,660	395,213	394,946	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
Purfoods, LLC	Delayed Draw	9.00%	SOFR	500	8/12/2027	USD	2,932,031	$2,902,711	$2,932,031	[1,3,4]
Purfoods, LLC	First Lien Term Loan	9.00%	SOFR	500	8/12/2027	USD	4,331,250	4,287,937	4,331,250	[1,3,4]
QVF Acquisition, Inc.	Delayed Draw	1.00%			12/23/2030	USD	1,818,182	(23,870)	(26,276)[1,2,3,5]
QVF Acquisition, Inc.	First Lien Term Loan	9.25%	SOFR	525	12/23/2030	USD	6,952,273	6,858,023	6,851,798	[1,3,4,5]
QVF Acquisition, Inc.	Revolver	9.25%	SOFR	525	12/23/2030	USD	1,212,121	317,412	315,816	[1,3,4,5,6]
RB Holdings Interco, LLC	Revolver	9.48%	SOFR	500	5/4/2028	USD	1,385,080	1,269,657	1,266,963	[1,3,4,5,6]
Sara Lee Frozen Bakery, LLC	First Lien Term Loan	9.14%	SOFR	475	7/30/2027	USD	1,312,240	1,301,964	1,306,405	[1,3,4,5]
Silk Holdings III Corp.	First Lien Term Loan	8.83%	SOFR	450	5/1/2029	USD	1,222,665	1,222,665	1,222,665	[1,3,4,5]
Southeastern Grocers LLC	First Lien Term Loan	11.50%	SOFR	750	2/16/2026	USD	7,500,000	7,222,956	7,200,000	[1,3,4]
Southeastern Grocers LLC	First Lien Term Loan	11.50%	SOFR	750	9/19/2030	USD	12,500,000	12,126,782	12,125,000	[1,3,4]
Spindrift Beverage Co., Inc.	Delayed Draw	1.00%			2/19/2032	USD	180,749	(2,163)	(844)[1,2,3,5]
Spindrift Beverage Co., Inc.	First Lien Term Loan	9.54%	SOFR	525	2/19/2032	USD	1,607,578	1,588,730	1,600,067	[1,3,4,5]
Spindrift Beverage Co., Inc.	Revolver	0.50%			2/19/2032	USD	324,342	(3,707)	(3,786)[1,2,3,5]
Summer Fridays, LLC	First Lien Term Loan	9.25%	SOFR	525	5/16/2031	USD	32,407,407	32,020,906	32,050,616	[1,3,4]
Summer Fridays, LLC	Revolver	0.50%			5/16/2031	USD	2,592,593	(30,421)	(28,543)[1,2,3]
SW Ingredients Holdings, LLC	Delayed Draw	1.00%			5/2/2030	USD	594,070	(8,553)	(2,680)[1,2,3]
SW Ingredients Holdings, LLC	First Lien Term Loan	9.16%	SOFR	500	5/2/2030	USD	4,811,971	4,744,449	4,751,713	[1,3,4]
SWK Buyer, Inc.	First Lien Term Loan	9.39%	SOFR	525	3/11/2029	USD	12,805,702	12,677,645	12,524,537	[1,3,4]
SWK Buyer, Inc.	Revolver	9.56%	SOFR	525	3/11/2029	USD	1,228,070	598,684	571,720	[1,3,4,6]
TPSI Receivables LLC	Revolver	9.05%	SOFR	475	1/24/2029	USD	7,673,888	7,373,326	7,408,922	[1,3,4,5,6]
Tropical Bidco, LLC	First Lien Term Loan	8.75%	SOFR	475	12/10/2030	USD	16,459,091	16,237,623	16,354,205	[1,3,4]
Tropical Bidco, LLC	Revolver	0.50%			12/10/2030	USD	2,727,273	(35,524)	(17,380)[1,2,3]
Viva 5 Group, LLC	First Lien Term Loan	10.66%	SOFR	650	5/21/2030	USD	24,248,112	23,731,992	23,702,530	[1,3,4]
Viva 5 Group, LLC	Revolver	10.66%	SOFR	650	5/21/2030	USD	3,031,014	466,854	462,228	[1,3,4,6]
Vivos Holdings, LLC	First Lien Term Loan	10.12%	SOFR	600	8/13/2030	USD	25,000,000	24,754,899	24,750,000	[1,3,4]
Vybond Buyer, LLC	Delayed Draw	1.00%			2/3/2032	USD	5,257,009	(75,264)	(82,933)[1,2,3]
Vybond Buyer, LLC	First Lien Term Loan	9.00%	SOFR	500	2/3/2032	USD	20,800,234	20,509,299	20,472,096	[1,3,4]
Vybond Buyer, LLC	Revolver	0.50%			2/3/2032	USD	3,942,757	(53,687)	(62,200)[1,2,3]
Waldencast PLC	First Lien Term Loan	13.79%, 3.00% PIK	SOFR	950	3/18/2030	USD	29,021,500	27,717,280	27,674,133	[1,3,4,9]
Waldencast PLC	Revolver	13.79%, 3.00% PIK	SOFR	950	3/18/2030	USD	4,987,584	4,612,949	4,625,306	[1,3,4,6,9]
Waternill Express, LLC	Delayed Draw	1.00%			4/30/2031	USD	291,120	(3,515)	—	[1,2,3,5]
Waternill Express, LLC	First Lien Term Loan	8.75%	SOFR	475	4/30/2031	USD	435,949	430,790	435,949	[1,3,4,5]
Waternill Express, LLC	Revolver	8.95%	SOFR	475	4/30/2031	USD	41,733	7,192	7,679	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Consumer Staples (Continued)
Woodland Foods, LLC	Delayed Draw	9.82%	SOFR	550	12/1/2027	USD	445,726	$439,969	$445,726	[1,3,4,5]
Woodland Foods, LLC	First Lien Term Loan	9.82%	SOFR	550	12/1/2027	USD	7,603,135	7,531,929	7,502,105	[1,3,4,5]
Woodland Foods, LLC	Revolver	0.50%			12/1/2027	USD	133,718	(1,492)	(554)[1,2,3,5]
Woof Holdings, Inc.	Second Lien Term Loan	11.63%	SOFR	725	12/21/2028	USD	8,000,000	7,915,753	2,833,126	[1,4,10]
WPP Bullet Buyer, LLC	Revolver	9.56%	SOFR	525	12/7/2029	USD	2,976,528	1,163,114	1,204,120	[1,3,4,5,6]
WPP Bullet Buyer, LLC	First Lien Term Loan	9.32%	SOFR	525	12/7/2030	USD	29,854,191	29,312,892	29,645,212	[1,3,4,5]
ZB Holdco LLC	Delayed Draw	9.90%	SOFR	575	2/9/2028	USD	1,657,057	395,025	414,265	[1,3,4,5,6]
ZB Holdco LLC	First Lien Term Loan	10.10%	SOFR	575	2/9/2028	USD	497,117	491,586	497,117	[1,3,4,5]
ZB Holdco LLC	Revolver	10.20%	SOFR	575	2/9/2028	USD	267,279	157,428	160,367	[1,3,4,5,6]
								539,936,835	537,392,754
Energy – 0.5%
Camin Cargo Control Holdings, Inc.	Delayed Draw	9.77%	SOFR	550	12/8/2029	USD	268,924	73,514	76,804	[1,3,4,6]
Camin Cargo Control Holdings, Inc.	First Lien Term Loan	9.53%	SOFR	550	12/8/2029	USD	1,766,640	1,751,038	1,753,477	[1,3,4]
Camin Cargo Control Holdings, Inc.	Revolver	9.55%	SOFR	550	12/8/2029	USD	250,000	235,315	235,637	[1,3,4,6]
Cricket Valley Energy Center	First Lien Term Loan	9.16%	SOFR	500	6/26/2030	USD	13,832,007	13,500,333	13,488,289	[1,3,4]
DMC Holdco, LLC	Revolver	0.50%			7/13/2029	USD	2,611,724	—	(24,679)[1,2,3,5]
Harvey Gulf Holdings LLC	First Lien Term Loan	9.66%	SOFR	550	5/28/2030	USD	24,802,326	24,778,828	24,777,524	[1,3,4]
Harvey Gulf Holdings LLC	Revolver	0.50%			5/28/2030	USD	4,883,720	(4,552)	(4,884)[1,2,3]
HydroSource Logistics, LLC	First Lien Term Loan	12.76%	SOFR	850	4/16/2035	USD	23,648,737	22,955,083	22,939,275	[1,3,4]
Integrated Power Services Holdings, Inc.	Revolver	9.03%	SOFR	475	11/22/2027	USD	2,579,122	758,565	757,936	[1,3,4,5,6]
Integrated Power Services Holdings, Inc.	Delayed Draw	9.03%	SOFR	475	11/22/2028	USD	8,602,087	3,061,017	3,084,453	[1,3,4,5,6]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	9.03%	SOFR	475	11/22/2028	USD	42,033,258	42,062,467	41,980,940	[1,3,4,5]
KENE Acquisition, Inc.	Delayed Draw	9.56%	SOFR	525	2/8/2031	USD	11,335,611	2,014,976	2,209,425	[1,3,4,5,6]
KENE Acquisition, Inc.	First Lien Term Loan	9.56%	SOFR	525	2/8/2031	USD	25,457,276	25,031,501	25,457,276	[1,3,4,5]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	3,401,559	(53,578)	—	[1,2,3,5]
Meritum Energy Holdings, LP	First Lien Term Loan	10.26%	SOFR	600	12/6/2028	USD	1,536,000	1,513,497	1,512,960	[1,3,4]
Meritum Energy Holdings, LP	First Lien Term Loan	10.15%	SOFR	600	12/6/2028	USD	5,299,370	5,211,215	5,219,879	[1,3,4]
NDT Global Holding Inc.	Delayed Draw	8.65%	SOFR	450	6/4/2032	USD	7,666,666	3,298,727	3,296,667	[1,3,4,6]
NDT Global Holding Inc.	First Lien Term Loan	8.65%	SOFR	450	6/4/2032	USD	20,496,575	20,298,821	20,291,609	[1,3,4]
NDT Global Holding Inc.	Revolver	0.50%			6/4/2032	USD	3,833,333	(36,481)	(38,333)[1,2,3]
Wood Group Receivables, LLC	Revolver	9.72%	SOFR	550	10/31/2028	USD	3,213,591	3,213,591	3,213,591	[1,3,4]
Wood Group Receivables, LLC	Revolver	9.63%	SOFR	550	10/31/2028	USD	5,713,051	357,066	357,066	[1,3,4,6]
								170,020,943	170,584,912

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials — 11.5%
1364720 B.C. LTD	Delayed Draw	7.27%	CORRA	450	9/9/2028	CAD	4,997,050	$2,741,092	$2,669,681	[1,3,4,6,7]
1364720 B.C. LTD	Delayed Draw	1.00%			9/9/2028	CAD	6,368,876	(45,675)	(58,030)[1,2,3,5,7]
1364720 B.C. LTD	First Lien Term Loan	7.27%	CDOR	450	9/9/2028	CAD	11,270,000	8,340,385	8,017,030	[1,3,4,7]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(29,940)	(74,286)[1,2,3,7]
15484880 Canada, Inc.	Delayed Draw	8.51%	CORRA	550	4/2/2031	CAD	1,128,903	35,397	52,797	[1,3,4,5,6,7]
15484880 Canada, Inc.	First Lien Term Loan	8.31%	CORRA	550	4/2/2031	CAD	4,752,142	3,292,538	3,364,520	[1,3,4,5,7]
15484880 Canada, Inc.	Revolver	8.51%	CORRA	550	4/2/2031	CAD	453,141	35,428	42,208	[1,3,4,5,6,7]
A&J Holdco, LLC	Delayed Draw	9.25%	SOFR	525	6/13/2031	USD	6,268,637	2,977,805	2,985,395	[1,3,4,6]
A&J Holdco, LLC	First Lien Term Loan	9.25%	SOFR	525	6/13/2031	USD	5,247,492	5,184,320	5,190,150	[1,3,4]
A&J Holdco, LLC	Revolver	0.50%			6/13/2031	USD	1,233,871	(14,666)	(13,483)[1,2,3]
Accuserve Solutions, Inc.	First Lien Term Loan	9.76%	SOFR	525	8/11/2029	USD	16,641,553	16,399,471	16,281,163	[1,3,4]
Accuserve Solutions, Inc.	Delayed Draw	9.76%	SOFR	525	3/15/2030	USD	10,483,221	4,428,316	4,278,083	[1,3,4,6]
Accuserve Solutions, Inc.	First Lien Term Loan	9.76%	SOFR	525	3/15/2030	USD	40,734,819	40,330,672	39,852,664	[1,3,4]
Accuserve Solutions, Inc.	First Lien Term Loan	9.48%	SOFR	525	3/15/2030	USD	8,594,099	8,465,749	8,407,985	[1,3,4]
Accuserve Solutions, Inc.	Revolver	9.76%	SOFR	525	3/15/2030	USD	5,625,000	4,998,354	4,884,435	[1,3,4,6]
Accuserve Solutions, Inc.	Revolver	9.48%	SOFR	525	3/15/2030	USD	397,727	334,418	389,115	[1,3,4]
Afore Insurance Services, LLC	Delayed Draw	9.23%	SOFR	500	9/6/2029	USD	3,177,000	196,895	236,228	[1,3,4,6]
Afore Insurance Services, LLC	Delayed Draw	1.00%			9/6/2029	USD	3,177,000	(37,724)	(1,411)[1,2,3]
Afore Insurance Services, LLC	First Lien Term Loan	9.13%	SOFR	500	9/6/2029	USD	3,177,000	3,137,559	3,175,589	[1,3,4]
Afore Insurance Services, LLC	Revolver	0.50%			9/6/2029	USD	635,000	(7,520)	(282)[1,2,3]
AIS Holdco, LLC	First Lien Term Loan	10.00%	SOFR	600	5/21/2029	USD	31,760,000	31,263,758	31,468,650	[1,3,4]
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	(43,929)	(27,520)[1,2,3]
Alkeme Intermediary Holding LLC	Delayed Draw	9.00%	SOFR	500	10/28/2026	USD	33,501,732	32,702,270	32,835,059	[1,3,4,5,6]
Alkeme Intermediary Holding LLC	First Lien Term Loan	9.00%	SOFR	500	10/28/2026	USD	12,090,417	11,979,672	12,029,965	[1,3,4,5]
Alkeme Intermediary Holding LLC	Delayed Draw	9.00%	SOFR	500	5/28/2027	USD	47,630,773	7,344,215	7,334,221	[1,3,4,5,6]
Alkeme Intermediary Holding LLC	Revolver	0.50%			5/28/2027	USD	3,104,146	(14,372)	(15,521)[1,2,3,5]
Allworth Financial Group, L.P.	Delayed Draw	8.91%	SOFR	475	12/23/2027	USD	59,967,661	47,142,140	48,093,021	[1,3,4,5,6]
Allworth Financial Group, L.P.	Revolver	0.50%			12/23/2027	USD	944,061	(6,698)	—	[1,2,3,5]
Amba Buyer, Inc.	Delayed Draw	9.35%	SOFR	525	7/30/2027	USD	14,200,136	4,636,752	4,682,602	[1,3,4,6]
Amba Buyer, Inc.	First Lien Term Loan	9.35%	SOFR	525	7/30/2027	USD	12,438,136	12,314,247	12,375,363	[1,3,4]
AmeriLife Holdings, LLC	Revolver	9.17%	SOFR	500	8/31/2028	USD	3,704,896	929,274	917,660	[1,3,4,5,6]
AmeriLife Holdings, LLC	Revolver	1.00%			8/31/2028	USD	1,219,209	(4,546)	(4,933)[1,2,3]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	671,807	(2,802)	(2,718)[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
AmeriLife Holdings, LLC	Delayed Draw	9.17%	SOFR	500	8/31/2029	USD	9,062,896	$6,763,321	$8,346,027	[1,3,4,5,6]
AmeriLife Holdings, LLC	Delayed Draw	1.00%			8/31/2029	USD	1,632,082	(7,668)	(6,604)[1,2,3,5]
AmeriLife Holdings, LLC	First Lien Term Loan	9.17%	SOFR	500	8/31/2029	USD	63,536,621	64,235,494	63,279,534	[1,3,4,5]
Aprio Advisory Group, LLC	Delayed Draw	8.75%	SOFR	475	8/1/2031	USD	53,530,702	14,630,882	14,797,973	[1,3,4,6]
Aprio Advisory Group, LLC	First Lien Term Loan	8.75%	SOFR	475	8/1/2031	USD	18,995,614	18,820,709	18,872,957	[1,3,4]
Aprio Advisory Group, LLC	Revolver	9.07%	SOFR	475	8/1/2031	USD	1,233,553	778,727	781,509	[1,3,4,6]
Aprio Advisory Group, LLC	Revolver	9.07%	SOFR	475	8/1/2031	USD	740,131	427,767	429,432	[1,3,4,6]
Apus Bidco Limited	First Lien Term Loan	9.25%	SONIA	528	2/9/2028	GBP	10,791,367	14,636,675	14,512,328	[1,3,4,7]
AQ Sage Buyer, LLC	First Lien Term Loan	10.12%	SOFR	600	1/25/2027	USD	24,235,696	24,021,578	23,097,342	[1,3,4]
AQ Sunshine, Inc.	Revolver	9.25%	SOFR	525	7/24/2030	USD	2,274,642	709,302	727,885	[1,3,4,5,6]
AQ Sunshine, Inc.	Delayed Draw	9.25%	SOFR	525	7/24/2031	USD	12,265,780	6,453,267	6,564,890	[1,3,4,5,6]
AQ Sunshine, Inc.	First Lien Term Loan	9.25%	SOFR	525	7/24/2031	USD	23,109,454	22,905,294	23,109,454	[1,3,4,5]
Arax MidCo, LLC	Delayed Draw	9.00%	SOFR	500	4/11/2029	USD	937,135	35,086	40,042	[1,3,4,5,6]
Arax MidCo, LLC	Delayed Draw	8.99%	SOFR	500	4/11/2029	USD	7,814,656	7,667,870	7,780,690	[1,3,4,5]
Arax MidCo, LLC	First Lien Term Loan	8.99%	SOFR	500	4/11/2029	USD	15,456,362	15,173,723	15,389,182	[1,3,4,5]
Arax MidCo, LLC	Revolver	9.23%	SOFR	500	4/11/2029	USD	2,155,173	491,521	513,047	[1,3,4,5,6]
Arden Insurance Services LLC	First Lien Term Loan	9.00%	SOFR	525	11/27/2030	USD	3,292,683	3,248,497	3,265,193	[1,3,4]
Arden Insurance Services LLC	Revolver	9.55%	SOFR	525	11/27/2030	USD	457,317	85,506	87,737	[1,3,4,6]
Ascend Partner Services LLC	Delayed Draw	8.54%	SOFR	450	8/9/2031	USD	81,806,958	38,722,890	38,679,254	[1,3,4,6]
Ascend Partner Services LLC	First Lien Term Loan	8.54%	SOFR	450	8/9/2031	USD	16,248,316	16,105,620	16,085,833	[1,3,4]
Ascend Partner Services LLC	Revolver	0.50%			8/9/2031	USD	8,361,392	(69,864)	(83,614)[1,2,3]
Babylon Buyer, Inc.	First Lien Term Loan	9.64%	SOFR	550	3/8/2030	USD	9,280,520	9,169,567	9,172,398	[1,3,4]
Babylon Buyer, Inc.	Revolver	9.64%	SOFR	550	3/8/2030	USD	379,377	126,857	126,903	[1,3,4,6]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	637,324	(7,481)	(5,925)[1,2,3]
Baker Tilly Advisory Group, LP	Delayed Draw	8.91%	SOFR	475	6/3/2031	USD	276,409	272,713	273,832	[1,3,4]
Baker Tilly Advisory Group, LP	First Lien Term Loan	8.91%	SOFR	475	6/3/2031	USD	5,749,015	5,674,625	5,765,197	[1,3,4]
BCTO Bluebill Buyer, Inc.	First Lien Term Loan	8.81%	SOFR	450	7/30/2032	USD	27,777,778	27,504,727	27,500,000	[1,3,4]
BCTO Bluebill Buyer, Inc.	Revolver	0.50%			7/30/2032	USD	3,472,222	(33,904)	(34,722)[1,2,3]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	—	—	[1,2,3]
Beacon Pointe Harmony LLC	Delayed Draw	8.91%	SOFR	475	12/29/2028	USD	13,125,367	5,119,518	5,193,313	[1,3,4,6]
Beacon Pointe Harmony LLC	First Lien Term Loan	8.91%	SOFR	475	12/29/2028	USD	8,489,035	8,401,887	8,489,035	[1,3,4]
Bellwether Buyer LLC	Delayed Draw	1.00%			4/15/2032	USD	43,573,596	(202,874)	(158,730)[1,2,3,5]
Bellwether Buyer LLC	First Lien Term Loan	8.64%	SOFR	450	4/15/2032	USD	69,411,304	69,095,441	69,158,452	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Bellwether Buyer LLC	Revolver	8.66%	SOFR	450	4/15/2032	USD	18,267,464	$3,731,413	$3,747,308	[1,3,4,5,6]
Belmont Buyer, Inc.	Delayed Draw	10.58%	SOFR	650	6/21/2029	USD	1,261,031	1,207,112	1,273,641	[1,3,4]
Belmont Buyer, Inc.	Delayed Draw	1.00%			6/21/2029	USD	1,020,408	(16,590)	10,204	[1,2,3,5]
Belmont Buyer, Inc.	First Lien Term Loan	10.66%	SOFR	650	6/21/2029	USD	9,236,655	9,089,615	9,329,022	[1,3,4,5]
Belmont Buyer, Inc.	Revolver	10.81%	SOFR	650	6/21/2029	USD	632,267	337,209	337,209	[1,3,4,6]
Bishop Street Underwriters LLC	Delayed Draw	1.00%			7/31/2031	USD	1,568,000	(15,463)	(15,680)[1,2,3]
Bishop Street Underwriters LLC	First Lien Term Loan	9.66%	SOFR	550	7/31/2031	USD	2,353,000	2,329,947	2,329,470	[1,3,4]
Captive Resources Midco, LLC	Revolver	0.50%			7/1/2028	USD	79,053	—	—	[1,2,3,5]
Captive Resources Midco, LLC	First Lien Term Loan	8.66%	SOFR	450	7/1/2029	USD	1,026,657	1,026,657	1,026,657	[1,3,4,5]
Carr, Riggs and Ingram Capital, L.L.C.	Delayed Draw	8.25%	SOFR	425	11/18/2031	USD	7,633,298	1,543,509	1,600,222	[1,3,4,5,6]
Carr, Riggs and Ingram Capital, L.L.C.	First Lien Term Loan	8.25%	SOFR	425	11/18/2031	USD	15,018,840	14,881,527	14,989,627	[1,3,4,5]
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	0.50%			11/18/2031	USD	3,491,358	(30,531)	(6,791)[1,2,3,5]
CC SAG Acquisition Corp.	Revolver	12.25%	PRIME	425	6/29/2027	USD	699,301	699,301	692,308	[1,3,4]
CC SAG Acquisition Corp.	Delayed Draw	9.41%	SOFR	525	6/29/2028	USD	11,612,344	11,068,896	11,094,254	[1,3,4,6]
CC SAG Acquisition Corp.	First Lien Term Loan	9.41%	SOFR	525	6/29/2028	USD	18,347,739	18,072,523	18,164,262	[1,3,4]
Cerity Partners, LLC	Revolver	9.45%	SOFR	525	7/28/2028	USD	2,201,034	2,026,218	2,020,825	[1,3,4,5,6]
Cerity Partners, LLC	Revolver	9.32%	SOFR	525	7/28/2028	USD	443,192	197,002	192,570	[1,3,4,6]
Cerity Partners, LLC	Delayed Draw	9.45%	SOFR	525	7/28/2029	USD	71,201,570	60,245,569	60,537,571	[1,3,4,5,6]
Cerity Partners, LLC	Delayed Draw	9.25%	SOFR	525	7/28/2029	USD	39,608,362	2,602,397	2,407,261	[1,3,4,6]
Cerity Partners, LLC	First Lien Term Loan	9.45%	SOFR	525	7/28/2029	USD	19,191,326	18,827,434	18,999,413	[1,3,4]
Cerity Partners, LLC	Revolver	9.41%	SOFR	525	7/28/2029	USD	1,389,231	587,916	584,422	[1,3,4,6]
CFC Bidco 2022 Limited	Second Lien Term Loan	9.74%	SOFR	575	7/1/2033	USD	13,000,000	12,807,837	12,805,000	[1,3,4]
CFGI Holdings, LLC	First Lien Term Loan	8.66%	SOFR	450	11/2/2027	USD	13,452,555	13,318,029	13,373,894	[1,3,4]
CFGI Holdings, LLC	Revolver	0.50%			11/2/2027	USD	1,751,825	(17,518)	(10,068)[1,2,3]
Cherry Bekaert Advisory LLC	Delayed Draw	9.41%	SOFR	525	6/30/2028	USD	4,500,891	4,430,091	4,467,818	[1,3,4,5]
Cherry Bekaert Advisory LLC	First Lien Term Loan	9.41%	SOFR	525	6/30/2028	USD	3,473,203	3,427,981	3,447,682	[1,3,4,5]
Cherry Bekaert Advisory LLC	Revolver	9.41%	SOFR	525	6/30/2028	USD	2,373,418	859,177	841,737	[1,3,4,5,6]
ClearCapital Holdings, LLC	Delayed Draw	1.00%			7/2/2032	USD	1,806,270	(22,258)	(22,578)[1,2,3,5]
ClearCapital Holdings, LLC	First Lien Term Loan	9.00%	SOFR	500	7/2/2032	USD	3,793,166	3,746,719	3,745,752	[1,3,4,5]
ClearCapital Holdings, LLC	Revolver	9.00%	SOFR	500	7/2/2032	USD	722,508	117,654	117,407	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Convera International Financial S.À R.L	First Lien Term Loan	10.15%	SOFR	600	3/1/2028	USD	1,803,144	$1,779,008	$1,803,144	[1,3,4,5]
Credit Connection, LLC	First Lien Term Loan	9.65%	SOFR	550	7/30/2026	USD	8,215,605	8,074,976	8,215,605	[1,3,4]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,678)	—	[1,2,3]
CUB Financing Intermediate LLC	Delayed Draw	8.75%	SOFR	475	6/28/2030	USD	2,532,272	1,019,893	1,042,700	[1,3,4,5,6]
CUB Financing Intermediate LLC	First Lien Term Loan	8.75%	SOFR	475	6/28/2030	USD	5,470,081	5,423,988	5,470,081	[1,3,4,5]
CX Institutional, LLC	Delayed Draw	9.91%	SOFR	575	6/18/2029	USD	1,698,000	1,095,524	1,132,000	[1,3,4,6]
CX Institutional, LLC	First Lien Term Loan	9.91%	SOFR	575	6/18/2029	USD	3,268,980	3,204,090	3,268,980	[1,3,4]
Deerfield Dakota Holding, LLC	First Lien Term Loan	7.06%	SOFR	300	9/12/2032	USD	210,285,560	208,194,584	208,182,704	[1,3,4,8]
Deerfield Dakota Holding, LLC	Revolver	0.50%			9/12/2032	USD	19,711,146	(195,664)	(197,111)[1,2,3]
Diamond Mezzanine 24 LLC	Delayed Draw	9.31%	SOFR	500	10/31/2030	USD	5,000,000	1,198,150	1,246,667	[1,3,4,6]
Diamond Mezzanine 24 LLC	Delayed Draw	9.22%	SOFR	500	10/31/2030	USD	3,000,000	480,000	480,000	[1,3,4,6]
Diamond Mezzanine 24 LLC	Delayed Draw	1.00%			10/31/2030	USD	3,000,000	(25,871)	—	[1,2,3]
Diamond Mezzanine 24 LLC	First Lien Term Loan	9.31%	SOFR	500	10/31/2030	USD	15,437,259	15,344,934	15,437,259	[1,3,4,5]
Diamond Mezzanine 24 LLC	Revolver	11.50%	PRIME	400	10/31/2030	USD	1,500,000	1,489,931	1,500,000	[1,3,4]
Diamond Mezzanine 24 LLC	Revolver	9.22%	SOFR	500	10/31/2030	USD	210,689	65,682	67,420	[1,3,4,5,6]
Early Stage Solutions, LLC	Delayed Draw	1.00%			8/15/2031	USD	3,369,210	(50,017)	(50,538)[1,2,3]
Early Stage Solutions, LLC	First Lien Term Loan	8.91%	SOFR	475	8/15/2031	USD	8,568,239	8,441,742	8,439,716	[1,3,4]
Early Stage Solutions, LLC	Revolver	8.91%	SOFR	475	8/15/2031	USD	2,336,448	809,508	808,843	[1,3,4,6]
Ecapital Finance Corp.	First Lien Term Loan	12.88%	SOFR	850	12/31/2028	USD	345,130	343,319	345,130	[1,3,4,5]
Ecapital Finance Corp.	First Lien Term Loan	11.42%	SOFR	725	9/29/2029	USD	9,121	9,007	9,007	[1,3,4,5]
EdgeCo Buyer, Inc.	Delayed Draw	8.66%	SOFR	450	6/1/2026	USD	9,886,937	9,680,824	9,842,975	[1,3,4]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.66%	SOFR	450	6/1/2026	USD	2,418,750	2,411,715	2,407,995	[1,3,4]
EdgeCo Buyer, Inc.	Delayed Draw	8.66%	SOFR	450	6/1/2028	USD	15,823,943	2,874,186	2,942,374	[1,3,4,5,6]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.66%	SOFR	450	6/1/2028	USD	9,154,961	9,081,267	9,114,253	[1,3,4,5]
EdgeCo Buyer, Inc.	Revolver	10.75%	PRIME	350	6/1/2028	USD	1,465,744	61,883	66,770	[1,3,4,5,6]
Elliott Davis Advisory, LLC	Delayed Draw	1.00%			7/8/2031	USD	452,982	(4,445)	(4,530)[1,2,3,5]
Elliott Davis Advisory, LLC	First Lien Term Loan	8.87%	SOFR	475	7/8/2031	USD	2,899,087	2,870,924	2,870,096	[1,3,4,5]
Elliott Davis Advisory, LLC	Revolver	8.80%	SOFR	475	7/8/2031	USD	659,156	229,064	228,822	[1,3,4,5,6]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	3,676,331	(55,014)	(36,763)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Empower Payments Investor, LLC	Delayed Draw	8.74%	SOFR	475	3/12/2031	USD	6,527,692	$6,413,000	$6,462,416	[1,3,4,5]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	11,715,913	(114,695)	(117,159)[1,2,3,5]
Empower Payments Investor, LLC	First Lien Term Loan	8.74%	SOFR	475	3/12/2031	USD	65,877,902	64,915,621	65,219,122	[1,3,4,5]
Endeavor Bidco LLC	First Lien Term Loan	8.25%	SOFR	425	8/21/2029	USD	480,779	476,158	475,971	[1,3,4,5]
EP Wealth Advisors, LLC	Delayed Draw	9.00%	SOFR	500	9/4/2026	USD	12,556,800	12,181,223	12,556,800	[1,3,4]
EP Wealth Advisors, LLC	First Lien Term Loan	9.00%	SOFR	500	9/4/2026	USD	5,332,500	5,227,211	5,332,500	[1,3,4]
EP Wealth Advisors, LLC	Delayed Draw	9.00%	SOFR	500	9/4/2029	USD	18,823,034	7,639,559	7,811,559	[1,3,4,5,6]
EP Wealth Advisors, LLC	Delayed Draw	9.00%	SOFR	500	6/18/2030	USD	6,500,000	6,432,302	6,500,000	[1,3,4]
Equinox Buyer LLC	First Lien Term Loan	9.47%	SOFR	525	9/9/2031	USD	7,711,490	7,596,671	7,595,818	[1,3,4]
Equinox Buyer LLC	Revolver	0.50%			9/9/2031	USD	1,038,510	(15,423)	(15,578)[1,2,3]
Forza Insurance Holdings, LLC	First Lien Term Loan	9.50%	SOFR	550	2/27/2030	USD	4,893,520	4,826,933	4,846,181	[1,3,4,5]
Foundation Risk Partners, Corp.	Delayed Draw	8.75%	SOFR	475	10/29/2028	USD	5,021,818	4,858,609	5,072,036	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	8.75%	SOFR	475	10/29/2028	USD	16,637,782	16,291,881	16,804,160	[1,3,4,5]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2028	USD	359,993	(3,929)	—	[1,2,3,5]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	11,666,645	(53,615)	—	[1,2,3,5]
Foundation Risk Partners, Corp.	Delayed Draw	9.25%	SOFR	525	10/29/2030	USD	1,443,983	1,443,982	1,458,422	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	8.75%	SOFR	475	10/29/2030	USD	116,911,649	49,739,922	50,584,903	[1,3,4,5,6]
Foundation Risk Partners, Corp.	Delayed Draw	1.00%			10/29/2030	USD	2,886,550	(17,997)	20,518	[1,2,3,5]
Foundation Risk Partners, Corp.	First Lien Term Loan	8.75%	SOFR	475	10/29/2030	USD	33,583,457	33,556,108	33,919,291	[1,3,4,5]
Fraizer & Deeter Advisory, LLC	Revolver	0.50%			5/2/2031	USD	220,780	(2,078)	(938)[1,2,3,5]
Fraizer & Deeter Advisory, LLC	Delayed Draw	8.82%	SOFR	450	5/2/2032	USD	883,121	237,945	242,788	[1,3,4,5,6]
Fraizer & Deeter Advisory, LLC	First Lien Term Loan	8.50%	SOFR	450	5/2/2032	USD	1,251,088	1,239,042	1,245,775	[1,3,4,5]
Galway Borrower LLC	Delayed Draw	8.50%	SOFR	450	9/30/2028	USD	70,087	11,036	11,557	[1,3,4,5,6]
Galway Borrower LLC	First Lien Term Loan	8.50%	SOFR	450	9/30/2028	USD	6,781,042	6,781,042	6,797,995	[1,3,4,5]
Galway Borrower LLC	Revolver	8.50%	SOFR	450	9/30/2028	USD	62,624	51,608	51,708	[1,3,4,5,6]
Galway Borrower, LLC	Delayed Draw	8.50%	SOFR	450	9/30/2028	USD	78,424,118	14,243,824	15,061,681	[1,3,4,5,6]
Galway Borrower, LLC	First Lien Term Loan	8.50%	SOFR	450	9/30/2028	USD	46,086,930	45,517,165	46,202,145	[1,3,4]
Galway Borrower, LLC	Revolver	8.82%	SOFR	450	9/30/2028	USD	293,856	219,106	219,841	[1,3,4,6]
Galway Borrower, LLC	Revolver	8.50%	SOFR	450	9/30/2028	USD	10,987,367	4,308,090	4,389,313	[1,3,4,5,6]
Galway Borrower, LLC	Revolver	8.49%	SOFR	450	9/30/2028	USD	268,184	193,022	193,693	[1,3,4,6]
Gestion ABS Bidco, Inc.	Delayed Draw	1.00%			3/1/2031	CAD	7,500,000	(73,942)	(92,709)[1,2,3,7]
Gestion ABS Bidco, Inc.	First Lien Term Loan	7.55%	CDOR	500	3/1/2031	CAD	14,925,000	10,869,890	10,822,958	[1,3,4,7]
Gestion ABS Bidco, Inc.	Revolver	8.02%	CDOR	525	3/1/2031	CAD	2,250,000	533,625	510,452	[1,3,4,6,7]
Grit Buyer, Inc.	Revolver	8.82%	SOFR	450	7/16/2031	USD	292,207	3,801	3,652	[1,3,4,5,6]
Grit Buyer, Inc.	Delayed Draw	8.52%	SOFR	450	7/16/2032	USD	1,194,481	65,959	65,696	[1,3,4,5,6]
Grit Buyer, Inc.	First Lien Term Loan	8.82%	SOFR	450	7/16/2032	USD	2,388,962	2,353,884	2,353,128	[1,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Guidehouse, Inc.	First Lien Term Loan	9.91%	SOFR	575	12/16/2030	USD	23,275,515	$23,048,387	$23,275,515	[1,3,4]
Guidehouse, Inc.	First Lien Term Loan	9.16%	SOFR	500	12/16/2030	USD	63,810,745	63,524,072	63,810,745	[1,3,4]
HBWM Intermediate II, LLC	Delayed Draw	8.91%	SOFR	475	11/15/2031	USD	13,360,425	13,299,515	13,305,028	[1,3,4]
HBWM Intermediate II, LLC	First Lien Term Loan	8.91%	SOFR	475	11/15/2031	USD	9,035,122	8,994,137	8,997,659	[1,3,4]
HBWM Intermediate II, LLC	Revolver	8.91%	SOFR	475	11/15/2031	USD	3,643,840	2,012,450	2,029,578	[1,3,4,6]
Heights Buyer, LLC	Delayed Draw	1.00%			8/25/2028	USD	248,810	(2,406)	(2,488)[1,2,3,5]
Heights Buyer, LLC	First Lien Term Loan	9.30%	SOFR	500	8/25/2028	USD	183,659	181,926	181,823	[1,3,4,5]
Helibron Midco B.V.	First Lien Term Loan	7.08%	EURIBOR	500	9/18/2026	EUR	14,732,374	16,130,010	17,028,317	[1,3,4,7]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	8.26% PIK	EURIBOR	625	3/16/2029	EUR	30,151,609	31,173,951	35,397,522	[1,3,4,7,9]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.67%	SOFR	450	11/25/2026	USD	9,610,514	9,511,440	9,567,781	[1,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.91%	SOFR	475	11/25/2028	USD	21,366,581	12,085,858	12,152,757	[1,3,4,5,6]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.67%	SOFR	450	11/25/2028	USD	61,282,124	61,078,914	61,009,634	[1,3,4,5]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.67%	SOFR	450	11/25/2028	USD	85,510,946	85,155,581	85,130,723	[1,3,4,5]
High Street Buyer, Inc.	Delayed Draw	8.50%	SOFR	450	4/16/2028	USD	29,023,579	2,698,315	2,689,958	[1,3,4,5,6]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	7.31%	SOFR	300	5/14/2031	USD	185,778,035	95,714,676	95,714,676	[1,3,4,6]
IEQ Capital, LLC	Delayed Draw	8.37%	SOFR	450	8/12/2031	USD	1,808,926	1,808,926	1,808,926	[1,3,4]
IEQ Capital, LLC	First Lien Term Loan	8.37%	SOFR	450	8/12/2031	USD	7,862,963	7,862,963	7,862,963	[1,3,4]
IEQ MIDCO III, LLC	Delayed Draw	8.34%	SOFR	450	12/22/2028	USD	11,409,477	8,038,972	8,142,218	[1,3,4,6]
iM Global Partner	First Lien Term Loan	7.55%	EURIBOR	575	4/7/2028	EUR	3,700,000	3,758,765	4,307,044	[1,3,4,7]
Imagine 360 LLC	Delayed Draw	1.00%			9/30/2028	USD	2,404,220	(21,125)	(10,690)[1,2,3,5]
Imagine 360 LLC	First Lien Term Loan	8.75%	SOFR	475	9/30/2028	USD	4,399,366	4,364,489	4,379,804	[1,3,4,5]
Imagine 360 LLC	Revolver	0.50%			9/30/2028	USD	1,023,922	(7,759)	(4,553)[1,2,3,5]
Inszone Mid, LLC	First Lien Term Loan	9.55%	SOFR	525	11/8/2028	USD	11,676,471	11,514,799	11,676,471	[1,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	9.20%	SOFR	500	8/27/2027	USD	50,697,117	35,146,510	35,795,021	[1,3,4,5,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.20%	SOFR	500	8/27/2027	USD	4,617,558	4,553,607	4,637,790	[1,3,4]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2027	USD	5,650,370	(71,238)	24,757	[1,2,3]
Integrity Marketing Acquisition, LLC	Delayed Draw	9.20%	SOFR	500	8/27/2028	USD	3,001,402	1,069,229	1,111,225	[1,3,4,5,6]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.20%	SOFR	500	8/27/2028	USD	26,634,830	26,590,912	26,751,534	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2028	USD	3,857,356	$(1,935)	$16,901	[1,2,3,5]
J.S. Held Holdings LLC	Delayed Draw	9.65%	SOFR	565	6/1/2028	USD	3,467,863	1,466,728	1,489,964	[1,3,4,5,6]
J.S. Held Holdings LLC	First Lien Term Loan	9.65%	SOFR	565	6/1/2028	USD	50,280,600	50,248,720	50,280,600	[1,3,4,5]
J.S. Held Holdings LLC	Revolver	9.95%	SOFR	565	6/1/2028	USD	191,562	191,363	191,562	[1,3,4,5]
J.S. Held Holdings LLC	Revolver	9.20%	SOFR	500	6/1/2028	USD	1,005,702	(1,039)	—	[1,3,4,5,6]
Kensington Private Equity Fund	Delayed Draw	13.50% PIK	SOFR	950	3/30/2026	USD	6,800,000	6,641,333	6,800,000	[1,3,4,5,9]
Kensington Private Equity Fund	Second Lien Term Loan	13.50% PIK	SOFR	950	3/30/2026	USD	12,600,000	12,542,848	12,600,000	[1,3,4,5,9]
King Risk Partners, LLC	Delayed Draw	8.66%	SOFR	450	4/23/2031	USD	1,116,742	198,318	202,716	[1,3,4,5,6]
King Risk Partners, LLC	First Lien Term Loan	8.66%	SOFR	450	4/23/2031	USD	1,116,743	1,106,196	1,105,940	[1,3,4,5]
King Risk Partners, LLC	Revolver	0.50%			4/23/2031	USD	242,143	(2,247)	(2,342)[1,2,3,5]
Kline Hill Partners LP	Delayed Draw	1.00%			6/30/2032	USD	2,450,000	(24,066)	(23,151)[1,2,3]
Kline Hill Partners LP	First Lien Term Loan	8.50%	SOFR	450	6/30/2032	USD	2,254,000	2,232,042	2,232,701	[1,3,4]
Kline Hill Partners LP	Revolver	0.50%			6/30/2032	USD	980,000	(9,454)	(9,260)[1,2,3]
Koala Investment Holdings, Inc.	Delayed Draw	1.00%			8/29/2032	USD	15,076,555	(149,874)	(150,766)[1,2,3,5]
Koala Investment Holdings, Inc.	First Lien Term Loan	8.50%	SOFR	450	8/29/2032	USD	66,464,493	65,805,895	65,799,848	[1,3,4,5]
Koala Investment Holdings, Inc.	Revolver	0.50%			8/29/2032	USD	6,508,645	(64,331)	(65,086)[1,2,3,5]
Kohlberg Kinetic Borrower, LP	Delayed Draw	12.59%	SOFR	850	12/26/2027	USD	40,151,990	39,512,108	40,092,868	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	9.00%	SOFR	500	7/6/2029	USD	8,009,785	4,298,428	4,419,325	[1,3,4,5,6]
KRIV Acquisition Inc.	First Lien Term Loan	9.00%	SOFR	500	7/6/2029	USD	22,830,464	22,223,387	22,602,159	[1,3,4,5]
KRIV Acquisition Inc.	Revolver	9.82%	SOFR	575	7/6/2029	USD	2,760,532	1,638,573	1,707,586	[1,3,4,5,6]
KRIV Acquisition Inc.	Delayed Draw	9.00%	SOFR	500	9/20/2030	USD	11,027,566	2,189,638	2,178,994	[1,3,4,6]
KRIV Acquisition Inc.	First Lien Term Loan	9.00%	SOFR	500	9/20/2030	USD	1,723,373	1,723,371	1,706,138	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	1.00%			7/31/2031	USD	13,842,830	(137,183)	(138,428)[1,2,3,5]
KRIV Acquisition Inc.	Revolver	8.99%	SOFR	500	7/31/2031	USD	2,714,721	322,366	321,888	[1,3,4,5,6]
KWOR Acquisition, Inc.	Delayed Draw	1.00%			2/28/2030	USD	3,200,000	(150,944)	—	[1,2,3,5]
KWOR Acquisition, Inc.	First Lien Term Loan	10.45%, 5.25% PIK	SOFR	625	2/28/2030	USD	14,664,136	14,664,136	14,664,136	[1,3,4,5,9]
KWOR Acquisition, Inc.	Revolver	0.50%			2/28/2030	USD	2,300,000	(101,977)	—	[1,2,3,5]
Lido Advisors, LLC	Delayed Draw	8.95%	SOFR	475	6/15/2027	USD	13,293,638	13,001,441	13,255,809	[1,3,4,5]
Lido Advisors, LLC	Delayed Draw	8.95%	SOFR	475	1/15/2029	USD	10,447,029	10,298,044	10,417,300	[1,3,4,5]
Lido Advisors, LLC	Revolver	8.75%	SOFR	475	6/15/2029	USD	700,000	687,969	698,008	[1,3,4,5]
MAI Capital Management Intermediate LLC	Delayed Draw	8.75%	SOFR	475	8/29/2031	USD	21,128,571	10,882,588	11,075,201	[1,3,4,6]
MAI Capital Management Intermediate LLC	Delayed Draw	1.00%			8/29/2031	USD	21,141,717	(206,427)	—	[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
MAI Capital Management Intermediate LLC	First Lien Term Loan	8.75%	SOFR	475	8/29/2031	USD	13,857,143	$13,734,461	$13,857,143	[1,3,4]
MAI Capital Management Intermediate LLC	Revolver	8.75%	SOFR	475	8/29/2031	USD	9,717,228	5,303,569	5,388,392	[1,3,4,5,6]
Mclarens Midco, Inc.	Delayed Draw	9.19%	SOFR	475	12/19/2025	USD	1,015,341	697,775	708,643	[1,3,4,5,6]
Mclarens Midco, Inc.	Revolver	9.19%	SOFR	475	12/19/2025	USD	3,485,026	3,462,524	3,485,026	[1,3,4,5]
Merit Financial Group, LLC	Delayed Draw	1.00%			8/27/2032	USD	2,665,505	(26,474)	(26,655)[1,2,3,5]
Merit Financial Group, LLC	First Lien Term Loan	9.32%	SOFR	500	8/27/2032	USD	5,588,154	5,532,799	5,532,272	[1,3,4,5]
Merit Financial Group, LLC	Revolver	0.50%			8/27/2032	USD	746,341	(7,364)	(7,463)[1,2,3,5]
More Cowbell II LLC	Revolver	8.09%	SOFR	425	9/1/2029	USD	11,902,469	595,123	595,123	[1,3,4,6]
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	5,790,526	—	—	[1,2,3]
More Cowbell II LLC	First Lien Term Loan	8.02%	SOFR	425	9/1/2030	USD	83,383,577	83,383,577	83,383,577	[1,3,4]
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	0.50%			11/15/2031	EUR	3,125,000	(32,887)	142,663	[1,2,3,7]
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	6.97%	EURIBOR	500	5/15/2032	EUR	11,718,750	1,352,348	2,013,735	[1,3,4,6,7]
MRH Trowe Beteiligungsgesellschaft mbH	First Lien Term Loan	7.11%	EURIBOR	500	5/15/2032	EUR	35,156,250	38,943,698	40,925,231	[1,3,4,7]
MWH Intermediate II, LLC	Revolver	0.50%			8/29/2031	USD	896,552	(6,633)	(6,724)[1,2,3]
MWH Intermediate II, LLC	Delayed Draw	8.66%	SOFR	450	8/29/2032	USD	4,482,759	540,372	540,173	[1,3,4,6]
MWH Intermediate II, LLC	First Lien Term Loan	8.50%	SOFR	450	8/29/2032	USD	7,620,690	7,564,051	7,563,534	[1,3,4]
Nxgen Buyer LLC	Revolver	0.50%			10/31/2027	USD	54,382	(433)	(498)	[1,2,3,5]
Nxgen Buyer LLC	First Lien Term Loan	8.91%	SOFR	475	4/30/2028	USD	2,479,460	2,458,210	2,456,775	[1,3,4,5]
Nxgen Buyer LLC	First Lien Term Loan	8.88%	SOFR	475	4/30/2028	USD	177,118	176,233	176,233	[1,3,4,5]
Oakbridge Insurance Agency LLC	Delayed Draw	9.84%	SOFR	575	11/1/2029	USD	4,312,640	4,207,270	4,276,164	[1,3,4,5,6]
Oakbridge Insurance Agency LLC	Delayed Draw	9.35%	SOFR	500	11/1/2029	USD	744,355	197,996	197,743	[1,3,4,5,6]
Oakbridge Insurance Agency LLC	Delayed Draw	9.13%	SOFR	500	11/1/2029	USD	2,550,548	533,783	533,064	[1,3,4,5,6]
Oakbridge Insurance Agency LLC	First Lien Term Loan	9.84%	SOFR	575	11/1/2029	USD	8,805,699	8,672,957	8,805,699	[1,3,4,5]
Oakbridge Insurance Agency LLC	Revolver	9.88%	SOFR	575	11/1/2029	USD	1,295,337	482,963	500,863	[1,3,4,5,6]
ODEON BIDCO	Delayed Draw	7.50%	EURIBOR	550	9/22/2029	EUR	37,335,937	19,784,572	19,784,572	[1,3,4,6,7]
Pacioli UK Midco Limited	First Lien Term Loan	9.05%	SONIA	500	4/15/2032	GBP	5,799,893	7,549,906	7,699,085	[1,3,4,7]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	1,852,989	(53,594)	(18,530)[1,2,3,5]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	1.00%			6/1/2030	USD	16,837,473	(156,632)	(168,374)[1,2,3,5]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	8.75%	SOFR	475	6/1/2030	USD	98,290,777	97,285,726	97,307,867	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Pathstone Family Office, LLC	Revolver	0.50%			5/15/2028	USD	3,581,421	$(17,316)	$(24,883)[1,2,3,5]
Pathstone Family Office, LLC	Delayed Draw	9.26%	SOFR	500	5/15/2029	USD	4,734,959	4,557,398	4,702,061	[1,3,4,5]
Pathstone Family Office, LLC	First Lien Term Loan	9.26%	SOFR	500	5/15/2029	USD	40,790,768	39,823,065	40,507,359	[1,3,4,5]
Patriot Growth Insurance Services, LLC	Delayed Draw	9.15%	SOFR	500	10/14/2028	USD	74,201,508	69,432,953	69,718,741	[1,3,4,6]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	9.15%	SOFR	500	10/14/2028	USD	27,053,221	26,571,074	26,917,954	[1,3,4,5]
Patriot Growth Insurance Services, LLC	Revolver	0.50%			10/14/2028	USD	2,660,377	—	(13,302)[1,2,3]
People Corporation	Delayed Draw	8.02%	CORRA	500	2/18/2028	CAD	6,521,772	890,284	1,079,906	[1,3,4,5,6,7]
Petra Borrower, LLC	Revolver	9.75%	SOFR	575	11/15/2029	USD	1,669,870	1,046,235	1,050,603	[1,3,4,6]
Petra Borrower, LLC	Delayed Draw	9.75%	SOFR	575	11/15/2030	USD	4,166,665	1,925,218	1,948,958	[1,3,4,6]
Petra Borrower, LLC	First Lien Term Loan	10.07%	SOFR	575	11/15/2030	USD	10,729,362	10,557,187	10,608,654	[1,3,4]
Petrus Buyer, Inc.	Delayed Draw	8.67%	SOFR	450	10/17/2029	USD	5,471,264	5,307,486	5,446,411	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	8.82%	SOFR	450	10/17/2029	USD	14,241,964	13,959,080	14,177,271	[1,3,4]
Petrus Buyer, Inc.	First Lien Term Loan	8.67%	SOFR	450	10/17/2029	USD	6,351,443	6,195,261	6,322,592	[1,3,4]
Petrus Buyer, Inc.	Revolver	8.82%	SOFR	450	10/17/2029	USD	1,923,077	217,033	265,990	[1,3,4,6]
PMA Parent Holdings LLC	First Lien Term Loan	8.75%	SOFR	475	1/31/2031	USD	3,124,655	3,093,687	3,093,408	[1,3,4]
PMA Parent Holdings LLC	Revolver	0.50%			1/31/2031	USD	427,679	(4,228)	(4,277)[1,2,3]
Premium Group B1	First Lien Term Loan	7.75%	EURIBOR	575	12/5/2030	EUR	21,125,461	22,309,301	24,850,566	[1,3,4,7]
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	(100,281)	374,934	[1,2,3,7]
Project Accelerate Parent, LLC	First Lien Term Loan	9.41%	SOFR	525	2/24/2031	USD	24,762,565	24,552,832	24,762,565	[1,3,4,5]
Project Accelerate Parent, LLC	First Lien Term Loan	9.41%	SOFR	525	9/19/2031	USD	43,312,500	42,953,301	43,312,500	[1,3,4]
Project Accelerate Parent, LLC	Revolver	0.50%			9/19/2031	USD	6,250,000	(48,384)	—	[1,2,3]
PT&C Group, LLC	Revolver	9.66%	SOFR	550	12/24/2025	USD	1,059,000	955,831	950,154	[1,3,4,6]
PT&C Group, LLC	Delayed Draw	9.66%	SOFR	550	12/24/2029	USD	2,682,800	1,586,548	1,601,646	[1,3,4,6]
PT&C Group, LLC	First Lien Term Loan	9.66%	SOFR	550	12/24/2029	USD	3,903,373	3,843,328	3,866,489	[1,3,4]
R&T Acquisitions, LLC	Revolver	0.50%			8/31/2029	USD	2,308,228	(69,247)	(48,601)[1,2,3,5]
R&T Acquisitions, LLC	Delayed Draw	9.46%	SOFR	525	8/31/2030	USD	5,770,569	667,463	647,906	[1,3,4,5,6]
R&T Acquisitions, LLC	First Lien Term Loan	9.45%	SOFR	525	8/31/2030	USD	15,272,773	14,912,073	14,951,194	[1,3,4,5]
RCP Fund II CEI 1 Borrower LLC	Delayed Draw	1.00%			9/28/2029	USD	25,000,000	—	—	[1,2,3]
RFS Opco LLC	Delayed Draw	8.75%	SOFR	475	4/4/2031	USD	3,676,690	3,651,380	3,676,690	[1,3,4,5]
RFS Opco LLC	Delayed Draw	1.00%			4/4/2031	USD	2,294,205	(11,176)	—	[1,2,3,5]
Rialto Management Group, LLC	First Lien Term Loan	9.16%	SOFR	500	12/5/2030	USD	4,083,495	4,046,997	4,083,495	[1,3,4,5]
Rialto Management Group, LLC	Revolver	0.50%			12/5/2030	USD	158,565	(1,372)	—	[1,2,3,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Russell Investments US Institutional Holdco, Inc.	First Lien Term Loan	9.31%, 1.50% PIK	SOFR	500	5/31/2027	USD	10,446,396	$10,182,719	$10,056,536	[1,4,9]
RWA Wealth Partners, LLC	Delayed Draw	8.88%	SOFR	475	11/15/2030	USD	1,796,467	198,703	215,330	[1,3,4,5,6]
RWA Wealth Partners, LLC	First Lien Term Loan	8.94%	SOFR	475	11/15/2030	USD	2,222,396	2,202,653	2,222,396	[1,3,4,5]
RWA Wealth Partners, LLC	Revolver	8.75%	SOFR	475	11/15/2030	USD	529,926	18,174	22,711	[1,3,4,5,6]
SageSure Holdings, LLC	Delayed Draw	9.27%	SOFR	511	1/28/2030	USD	4,426,229	2,909,802	2,950,819	[1,3,4,5,6]
SageSure Holdings, LLC	First Lien Term Loan	9.03%	SOFR	475	1/28/2030	USD	4,562,336	4,522,047	4,562,336	[1,3,4,5]
SG Acquisition, Inc.	First Lien Term Loan	8.71%	SOFR	475	1/27/2027	USD	1,058,511	1,039,904	1,065,708	[1,3,4]
SG Acquisition, Inc.	First Lien Term Loan	8.71%	SOFR	475	4/3/2030	USD	54,891,440	54,362,964	55,264,702	[1,3,4]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	3,643,725	(27,497)	—	[1,2,3]
Shelby 2021 Holdings Corp.	Delayed Draw	9.41%	SOFR	525	6/29/2028	USD	55,479,548	136,668	99,637	[1,3,4,6]
SIB Corp.	Delayed Draw	8.02%	CDOR	525	4/24/2028	CAD	13,405,477	4,862,054	4,668,260	[1,3,4,6,7]
SIB Corp.	First Lien Term Loan	8.02%	CDOR	525	4/24/2028	CAD	12,947,836	9,336,305	9,145,883	[1,3,4,7]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(2,444)	(6,923)[1,2,3,7]
Sigma Irish Acquico Limited	Delayed Draw	7.23%	EURIBOR	500	3/20/2032	EUR	618,406	658,743	712,805	[1,3,4,7]
Sigma Irish Acquico Limited	Delayed Draw	1.00%			3/20/2032	USD	1,495,447	(27,700)	(27,177)[1,2,3]
Sigma Irish Acquico Limited	First Lien Term Loan	9.37%	SOFR	525	3/20/2032	USD	6,388,889	6,267,920	6,272,784	[1,3,4]
Sigma Irish Acquico Limited	First Lien Term Loan	7.23%	EURIBOR	525	3/20/2032	EUR	6,085,699	6,480,761	7,014,680	[1,3,4,7]
Simplicity Financial Marketing Group Holdings, Inc.	Delayed Draw	9.00%	SOFR	500	12/31/2031	USD	9,476,533	2,729,620	2,777,133	[1,3,4,5,6]
Simplicity Financial Marketing Group Holdings, Inc.	First Lien Term Loan	9.00%	SOFR	500	12/31/2031	USD	35,537,004	35,207,839	35,378,989	[1,3,4,5]
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	0.50%			12/31/2031	USD	4,738,267	(42,667)	(21,069)[1,2,3,5]
SitusAMC Holdings Corporation	First Lien Term Loan	9.50%	SOFR	550	5/14/2031	USD	19,987,802	19,913,671	19,910,111	[1,3,4]
Slaine Holdings LLC	Delayed Draw	1.00%			5/23/2030	USD	240,895	(4,649)	(4,740)[1,2,3,5]
Slaine Holdings LLC	First Lien Term Loan	10.91%	SOFR	675	5/23/2030	USD	602,238	590,830	590,388	[1,3,4,5]
Slaine Holdings LLC	Revolver	0.50%			5/23/2030	USD	435,147	(8,096)	(8,562)[1,2,3,5]
Steward Partners Global Advisory, LLC	Delayed Draw	8.92%	SOFR	475	10/14/2028	USD	23,796,778	1,319,540	1,308,822	[1,3,4,5,6]
Steward Partners Global Advisory, LLC	Revolver	8.91%	SOFR	475	10/14/2028	USD	2,986,853	211,761	209,080	[1,3,4,5,6]
Private Credit Fund C-1 SPV 2, LLC	Revolver	4.46%			6/23/2026	USD	50,000,000	46,628,909	46,628,909	[1,3,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			7/1/2032	USD	23,357,764	(229,737)	(233,578)[1,2,3,5]
The Ultimus Group Midco, LLC	First Lien Term Loan	8.75%	SOFR	475	7/1/2032	USD	70,073,290	69,389,428	69,372,558	[1,3,4,5]
The Ultimus Group Midco, LLC	Revolver	0.50%			7/1/2032	USD	8,771,924	(84,795)	(87,719)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Themis Bidco	Delayed Draw	1.00%			8/21/2032	EUR	2,160,675	$(24,177)	$(15,843)[1,2,3,7]
Themis Bidco	First Lien Term Loan	7.28%	EURIBOR	525	8/21/2032	EUR	9,182,869	10,641,648	10,676,633	[1,3,4,7]
THG Acquisition, LLC	Delayed Draw	8.91%	SOFR	475	10/31/2031	USD	12,813,730	1,964,757	1,971,097	[1,3,4,5,6]
THG Acquisition, LLC	First Lien Term Loan	8.91%	SOFR	475	10/31/2031	USD	57,398,934	56,879,157	56,891,015	[1,3,4,5]
THG Acquisition, LLC	Revolver	8.91%	SOFR	475	10/31/2031	USD	6,407,159	764,109	763,482	[1,3,4,5,6]
Turbo Buyer, Inc.	Delayed Draw	10.15%	SOFR	600	12/2/2025	USD	5,734,277	5,595,765	5,545,262	[1,3,4]
Turbo Buyer, Inc.	First Lien Term Loan	10.15%	SOFR	600	12/2/2025	USD	4,077,702	4,073,207	3,943,291	[1,3,4]
Unison Risk Advisors, Inc.	Revolver	11.25%	PRIME	350	10/17/2030	USD	1,903,420	776,260	773,581	[1,3,4,5,6]
Unison Risk Advisors, Inc.	Revolver	8.53%	SOFR	450	10/17/2030	USD	1,031,766	176,986	175,401	[1,3,4,6]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.66%	SOFR	450	6/30/2031	USD	341,911	338,580	338,492	[1,3,4,5]
Unison Risk Advisors, Inc.	Delayed Draw	8.66%	SOFR	450	10/17/2031	USD	26,546,095	1,757,602	1,752,467	[1,3,4,5,6]
Unison Risk Advisors, Inc.	Delayed Draw	8.64%	SOFR	450	10/17/2031	USD	12,293,086	12,179,617	12,170,155	[1,3,4,5]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.66%	SOFR	450	10/17/2031	USD	2,125,000	2,104,383	2,103,750	[1,3,4]
Unison Risk Advisors, Inc.	First Lien Term Loan	8.64%	SOFR	450	10/17/2031	USD	16,007,635	15,862,274	15,847,560	[1,3,4,5]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	9.41%	SOFR	525	1/10/2030	USD	9,329,061	9,171,005	9,119,157	[1,3,4]
UniVista Intermediate HoldCo, LLC	First Lien Term Loan	8.01%	SOFR	385	1/10/2030	USD	4,885,383	4,809,996	4,799,889	[1,3,4]
Vale Insurance Services LLC	First Lien Term Loan	9.40%	SOFR	525	12/1/2027	USD	21,790,323	21,572,419	21,790,323	[1,3,4]
Vale Insurance Services LLC	Revolver	9.51%	SOFR	525	12/1/2027	USD	2,419,355	483,871	483,871	[1,3,4,6]
Waverly Advisors, LLC	Delayed Draw	9.45%	SOFR	500	3/1/2028	USD	5,226,840	2,437,131	2,486,294	[1,3,4,5,6]
Waverly Advisors, LLC	Revolver	10.20%	SOFR	575	3/1/2028	USD	509,436	97,322	101,887	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Delayed Draw	9.30%	SOFR	500	10/2/2027	USD	16,425,491	16,275,547	16,425,491	[1,3,4,5]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2027	USD	3,277,828	(71,778)	—	[1,2,3,5]
Wealth Enhancement Group, LLC	Delayed Draw	9.30%	SOFR	500	10/2/2028	USD	132,165,292	110,144,136	110,765,091	[1,3,4,5,6]
Wealth Enhancement Group, LLC	Delayed Draw	8.79%	SOFR	450	10/2/2028	USD	6,412,976	6,412,976	6,412,976	[1,3,4]
Wealth Enhancement Group, LLC	Delayed Draw	8.65%	SOFR	450	10/2/2028	USD	9,345,164	9,345,164	9,345,164	[1,3,4,5]
Wealth Enhancement Group, LLC	Delayed Draw	1.00%			10/2/2028	USD	13,155,310	(64,819)	—	[1,2,3,5]
Wealth Enhancement Group, LLC	First Lien Term Loan	9.30%	SOFR	500	10/2/2028	USD	256,293	256,293	256,293	[1,3,4,5]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2028	USD	4,399,694	(8,671)	—	[1,2,3,5]
Wealth Enhancement Group, LLC	Delayed Draw	9.30%	SOFR	500	10/2/2029	USD	3,122,842	3,122,835	3,122,842	[1,3,4]
Wealth Enhancement Group, LLC	First Lien Term Loan	9.30%	SOFR	500	10/2/2029	USD	15,820,956	15,820,925	15,820,956	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Financials (Continued)
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2029	USD	906,041	$—	$—	[1,2,3]
World Associates Holdings, LLC	Delayed Draw	9.00%	SOFR	500	4/3/2030	USD	11,599,377	5,098,391	5,101,223	[1,3,4,6]
World Associates Holdings, LLC	Revolver	0.50%			4/3/2030	USD	722,913	(3,188)	(3,214)[1,2,3]
World Insurance Associates, LLC	Delayed Draw	9.00%	SOFR	500	4/3/2028	USD	24,513,300	24,166,405	24,404,302	[1,3,4]
World Insurance Associates, LLC	First Lien Term Loan	9.00%	SOFR	500	4/3/2028	USD	39,715,814	36,124,362	39,539,217	[1,3,4,5]
World Insurance Associates, LLC	Delayed Draw	9.00%	SOFR	500	4/3/2030	USD	1,264,363	264,112	264,446	[1,3,4,5,6]
World Insurance Associates, LLC	First Lien Term Loan	9.00%	SOFR	500	4/3/2030	USD	73,102,231	72,143,738	72,777,183	[1,3,4,5]
World Insurance Associates, LLC	Revolver	0.50%			4/3/2030	USD	92,265	(409)	(410)[1,2,3,5]
Worldwide Insurance Network, LLC	Delayed Draw	9.00%	SOFR	500	5/28/2030	USD	1,990,837	851,864	825,084	[1,3,4,5,6]
Worldwide Insurance Network, LLC	Delayed Draw	1.00%			5/28/2030	USD	2,669,014	(30,704)	(35,903)[1,2,3]
Worldwide Insurance Network, LLC	First Lien Term Loan	9.00%	SOFR	500	5/28/2030	USD	2,493,153	2,493,153	2,459,616	[1,3,4,5]
Xactus, LLC	Revolver	0.50%			5/6/2030	USD	3,468,750	(27,226)	(17,376)[1,2,3]
Xactus, LLC	First Lien Term Loan	9.50%	SOFR	550	5/6/2032	USD	42,781,250	42,431,314	42,566,947	[1,3,4]
								3,579,197,111	3,612,958,124
Health Care — 16.4%
123Dentist, Inc.	Delayed Draw	7.54%	CDOR	500	8/10/2029	CAD	9,656,050	5,903,149	5,720,029	[1,3,4,5,6,7]
123Dentist, Inc.	First Lien Term Loan	7.54%	CDOR	500	8/10/2029	CAD	39,261,019	29,661,501	28,105,154	[1,3,4,7]
AAH Topco, LLC	Delayed Draw	9.26%	SOFR	525	12/22/2027	USD	32,146,236	31,717,263	32,003,298	[1,3,4]
AAH Topco, LLC	First Lien Term Loan	9.26%	SOFR	525	12/22/2027	USD	3,974,282	3,934,539	3,956,610	[1,3,4]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	(1,884)[1,2,3]
AAH Topco, LLC	Delayed Draw	9.13%	SOFR	500	3/31/2031	USD	11,600,000	981,444	892,636	[1,3,4,5,6]
AAH Topco, LLC	Delayed Draw	9.10%	SOFR	510	3/31/2031	USD	3,712,871	296,146	285,710	[1,3,4,5,6]
AB Centers Acquisition Corporation	Delayed Draw	9.34%	SOFR	525	7/2/2031	USD	4,143,111	1,448,042	1,459,883	[1,3,4,5,6]
AB Centers Acquisition Corporation	First Lien Term Loan	9.41%	SOFR	525	7/2/2031	USD	2,711,459	2,699,197	2,691,123	[1,3,4,5]
AB Centers Acquisition Corporation	First Lien Term Loan	9.34%	SOFR	525	7/2/2031	USD	88,951,409	88,232,534	88,284,275	[1,3,4,5]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	5,847,513	(47,539)	(43,857)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
AB Centers Acquisition Corporation	First Lien Term Loan	9.41%	SOFR	525	10/31/2031	USD	6,669,018	$6,618,635	$6,619,000	[1,3,4]
Acentra Holdings, LLC	Delayed Draw	1.00%			12/17/2029	USD	2,464,647	(32,281)	—	[1,2,3]
Acentra Holdings, LLC	First Lien Term Loan	9.75%	SOFR	575	12/17/2029	USD	1,750,276	1,723,128	1,750,276	[1,3,4,5]
Acentra Holdings, LLC	First Lien Term Loan	9.50%	SOFR	550	12/17/2029	USD	18,657,174	18,038,414	18,657,174	[1,3,4]
Acentra Holdings, LLC	Revolver	0.50%			12/17/2029	USD	1,735,776	—	—	[1,2,3]
ACI Group Holdings, Inc.	Delayed Draw	10.26%, 3.25% PIK	SOFR	600	8/2/2028	USD	6,780,071	6,704,534	6,640,025	[1,3,4,5,9]
ACI Group Holdings, Inc.	First Lien Term Loan	10.26%, 3.25% PIK	SOFR	600	8/2/2028	USD	12,213,830	12,115,454	11,961,548	[1,3,4,5,9]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	10.52%	SOFR	625	5/7/2027	USD	2,328,369	2,210,030	2,328,369	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	10.48%	SOFR	625	5/7/2027	USD	10,663,140	10,590,475	10,660,537	[1,3,4]
Advantage HCS LLC	Delayed Draw	9.49%	SOFR	525	11/8/2029	USD	10,470,275	727,559	722,449	[1,3,4,6]
Advantage HCS LLC	First Lien Term Loan	9.73%	SOFR	550	11/8/2029	USD	28,357,500	27,717,356	27,932,137	[1,3,4]
Advantage HCS LLC	Revolver	11.50%	PRIME	425	11/8/2029	USD	7,500,000	7,338,542	7,387,500	[1,3,4]
Advantage HCS LLC	First Lien Term Loan	9.41%	SOFR	550	7/11/2031	USD	6,827,318	6,727,639	6,724,908	[1,3,4]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	9.15%	SOFR	475	12/17/2027	USD	10,899,890	10,811,009	10,790,891	[1,3,4,5]
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	1.00%			12/17/2029	USD	1,207,641	(11,966)	(12,076)[1,2,3,5]
AG-Twin Brook Healthcare	First Lien Term Loan	10.51% PIK	SOFR	625	3/5/2026	USD	7,367,607	7,356,441	435,115	[1,3,4,5,9]
AG-Twin Brook Healthcare	First Lien Term Loan	10.28%	SOFR	600	6/10/2026	USD	9,627,080	9,564,337	9,535,630	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	12.76%, 2.25% PIK	SOFR	850	7/1/2026	USD	30,695,241	30,611,084	29,216,627	[1,3,4,5,9]
AG-Twin Brook Healthcare	First Lien Term Loan	11.01%	SOFR	675	9/22/2026	USD	24,187,500	24,099,762	12,897,498	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	10.57%	SOFR	600	9/25/2026	USD	19,303,306	18,955,283	19,230,919	[1,3,4]
AG-Twin Brook Healthcare	Delayed Draw	9.25%	SOFR	525	10/29/2026	USD	19,421,557	19,008,600	19,211,618	[1,3,4,5]
AG-Twin Brook Healthcare	First Lien Term Loan	10.03%	SOFR	575	12/14/2026	USD	19,250,000	19,139,664	19,184,684	[1,3,4,5]
AG-Twin Brook Healthcare	Delayed Draw	11.82% PIK	SOFR	725	12/31/2026	USD	7,656,232	7,505,099	5,634,422	[1,3,4,6,9]
AG-Twin Brook Healthcare	First Lien Term Loan	13.26%, 2.50% PIK	SOFR	900	12/31/2026	USD	14,619,446	14,532,668	7,422,516	[1,3,4,5,9]
AG-Twin Brook Healthcare	First Lien Term Loan	11.82% PIK	SOFR	725	12/31/2026	USD	12,205,979	12,137,468	9,075,412	[1,3,4,9]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
AG-Twin Brook Healthcare	First Lien Term Loan	12.57%, 8.00% PIK	SOFR	800	2/23/2027	USD	16,325,889	$16,179,952	$15,616,233	[1,3,4,9]
AG-Twin Brook Healthcare	Delayed Draw	9.75%	SOFR	575	7/29/2027	USD	49,700,000	48,741,197	49,522,031	[1,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	9.78%	SOFR	550	8/20/2027	USD	10,911,387	10,742,208	10,840,946	[1,3,4,5]
AHR Intermediate, Inc.	Delayed Draw	9.75%	SOFR	575	7/29/2027	USD	10,296,825	10,219,599	10,259,953	[1,3,4]
AHR Intermediate, Inc.	Delayed Draw	1.00%			7/29/2027	USD	1,173,680	(4,886)	(4,203)[1,2,3]
AHR Intermediate, Inc.	First Lien Term Loan	9.75%	SOFR	575	7/29/2027	USD	23,765,939	23,637,430	23,680,836	[1,3,4]
Alcami Corporation	Delayed Draw	11.24%	SOFR	700	12/21/2028	USD	1,642,999	1,585,593	1,658,443	[1,3,4]
Alcami Corporation	First Lien Term Loan	11.35%	SOFR	700	12/21/2028	USD	22,323,875	21,830,052	22,533,719	[1,3,4]
Alcami Corporation	Revolver	0.50%			12/21/2028	USD	3,052,838	—	—	[1,2,3]
Allied Benefit Systems Intermediate LLC	Delayed Draw	9.33%	SOFR	525	10/31/2030	USD	8,994,201	8,862,937	8,994,201	[1,3,4,5]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	9.41%	SOFR	525	10/31/2030	USD	49,044,137	48,288,822	49,044,137	[1,3,4,5]
American Renal Associates Holdings, Inc.	First Lien Term Loan	10.65%	SOFR	625	1/25/2027	USD	11,520,000	11,396,292	11,274,422	[1,3,4,5]
Artivion, Inc.	Delayed Draw	1.00%			1/18/2031	USD	2,714,194	(40,521)	(40,713)[1,2,3,5]
ASP Global Holdings, LLC	Delayed Draw	9.56%	SOFR	525	7/31/2026	USD	5,005,782	3,493,110	3,466,304	[1,3,4,6]
ASP Global Holdings, LLC	First Lien Term Loan	9.56%	SOFR	525	7/31/2029	USD	10,663,468	10,533,456	10,450,198	[1,3,4]
ASP Global Holdings, LLC	Revolver	9.56%	SOFR	525	7/31/2029	USD	1,713,272	1,174,415	1,165,024	[1,3,4,6]
Atlas Borrower, LLC	First Lien Term Loan	8.50%	SOFR	450	9/4/2032	USD	65,867,207	65,213,496	65,208,535	[1,3,4]
Atlas Borrower, LLC	Revolver	0.50%			9/4/2032	USD	11,147,436	(110,307)	(111,474)[1,2,3]
Attigo Health LLC	First Lien Term Loan	9.42%	SOFR	525	6/27/2030	USD	6,162,000	6,073,316	6,075,334	[1,3,4]
Attigo Health LLC	Revolver	0.50%			6/27/2030	USD	685,000	(9,740)	(9,634)[1,2,3]
AWC-MH Acquisition LLC	First Lien Term Loan	11.38% PIK	SOFR	700	10/31/2025	USD	9,356,513	9,207,532	8,673,487	[1,3,4,9]
Azurity Pharmaceuticals, Inc.	First Lien Term Loan	11.24%	SOFR	700	3/14/2030	USD	5,859,269	5,751,713	5,758,660	[1,3,4]
Bamboo US Bidco LLC	Delayed Draw	9.56%	SOFR	525	9/29/2030	USD	10,036,933	8,939,681	9,054,464	[1,3,4,5,6]
Bamboo US Bidco LLC	Delayed Draw	1.00%			9/29/2030	USD	6,564,940	(60,953)	(29,191)[1,2,3,5]
Bamboo US Bidco LLC	First Lien Term Loan	9.56%	SOFR	525	9/29/2030	USD	12,470,415	12,174,789	12,414,965	[1,3,4,5]
Bamboo US BidCo LLC	First Lien Term Loan	9.56%	SOFR	525	9/29/2030	USD	10,068,231	9,835,673	10,023,463	[1,3,4]
Bamboo US BidCo LLC	First Lien Term Loan	7.28%	EURIBOR	525	9/29/2030	EUR	6,264,261	6,476,550	7,321,445	[1,3,4,7]
Bausch Receivables Funding LP	Revolver	10.93%	SOFR	665	1/28/2028	USD	12,000,000	5,765,714	6,000,000	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Bayou Intermediate II, LLC	Delayed Draw	1.00%			9/30/2032	USD	7,736,842	$(77,368)	$(77,368)[1,2,3,5]
Bayou Intermediate II, LLC	First Lien Term Loan	9.00%	SOFR	500	9/30/2032	USD	2,349,640	2,326,144	2,326,144	[1,3,4,5]
Bayou Intermediate II, LLC	First Lien Term Loan	8.99%	SOFR	500	9/30/2032	USD	26,018,781	25,758,594	25,758,594	[1,3,4]
Bayou Intermediate II, LLC	Revolver	0.50%			9/30/2032	USD	3,725,640	(37,256)	(37,256)[1,2,3,5]
Biocare Medical LLC	First Lien Term Loan	9.01%	SOFR	475	12/9/2027	USD	21,444,444	21,230,000	21,444,444	[1,3,4]
Biocare Medical LLC	Revolver	0.50%			12/9/2027	USD	2,777,778	—	—	[1,2,3]
Blazing Star Shields Direct Parent, LLC	First Lien Term Loan	10.20%	SOFR	600	8/28/2030	USD	55,635,721	54,538,452	54,637,822	[1,3,4]
Blazing Star Shields Direct Parent, LLC	Revolver	0.50%			8/28/2030	USD	5,365,306	(105,668)	(97,378)[1,2,3]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	9.16%	SOFR	500	1/21/2031	USD	6,258,366	6,201,562	6,133,198	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	1.00%			1/21/2031	USD	8,268,008	(163,353)	(165,360)[1,2,3]
Blue Cloud Pediatric Surgery Centers, LLC	First Lien Term Loan	9.16%	SOFR	500	1/21/2031	USD	36,929,032	36,516,305	36,190,451	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	0.50%			1/21/2031	USD	4,134,004	(36,099)	(82,680)[1,2,3]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9.45%	SOFR	525	12/22/2031	USD	3,352,131	2,650,553	2,666,800	[1,3,4,5,6]
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	1.00%			12/22/2031	USD	9,000,000	(87,129)	(40,018)[1,2,3,5]
Bridge Consumer Healthcare Intermediate LLC	First Lien Term Loan	9.25%	SOFR	525	12/22/2031	USD	7,061,824	6,996,652	7,030,423	[1,3,4,5]
Bridge Consumer Healthcare Intermediate LLC	Revolver	0.50%			12/22/2031	USD	1,340,853	(12,006)	(5,962)[1,2,3,5]
BrightStar Group Holdings, Inc.	First Lien Term Loan	9.05%	SOFR	500	2/28/2032	USD	3,561,905	3,528,386	3,545,264	[1,3,4,5]
BrightStar Group Holdings, Inc.	Revolver	9.00%	SOFR	500	2/28/2032	USD	410,614	39,341	39,142	[1,3,4,5,6]
Calcium Bidco Limited	Revolver	1.00%			8/28/2031	USD	5,000,000	(68,485)	(63,109)[1,2,3]
Calcium Bidco Limited	Delayed Draw	1.00%			2/28/2032	USD	9,375,000	(134,949)	(118,329)[1,2,3]
Calcium Bidco Limited	First Lien Term Loan	9.41%	SOFR	525	2/28/2032	USD	38,000,000	37,520,398	37,520,375	[1,3,4]
Cambrex Corporation	Delayed Draw	1.00%			3/6/2032	USD	2,025,120	(16,712)	(4,509)[1,2,3,5]
Cambrex Corporation	First Lien Term Loan	8.66%	SOFR	450	3/6/2032	USD	13,568,265	13,476,161	13,460,363	[1,3,4,5]
Cambrex Corporation	Revolver	8.66%	SOFR	450	3/6/2032	USD	1,411,912	104,364	105,098	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Cardiology Management Holdings, LLC	First Lien Term Loan	9.90%	SOFR	575	1/31/2029	USD	1,790,274	$1,758,455	$1,757,056	[1,3,4,5]
Cascade Purchaser, LLC	First Lien Term Loan	8.92%	SOFR	475	12/9/2030	USD	6,767,097	6,691,198	6,686,226	[1,3,4,5]
Cascade Purchaser, LLC	Revolver	9.36%	SOFR	500	12/9/2030	USD	822,580	59,826	58,817	[1,3,4,5,6]
CDL Parent, Inc.	First Lien Term Loan	9.13%	SOFR	500	12/7/2027	USD	4,386,026	4,336,625	4,367,841	[1,3,4,5]
CDL Parent, Inc.	Revolver	9.13%	SOFR	500	12/7/2027	USD	251,889	198,784	200,467	[1,3,4,5,6]
Coding Solutions Acquisition, Inc.	Delayed Draw	9.16%	SOFR	500	8/7/2031	USD	8,716,455	7,517,305	7,503,240	[1,3,4,6]
Coding Solutions Acquisition, Inc.	Delayed Draw	1.00%			8/7/2031	USD	18,160,335	(264,053)	(272,405)[1,2,3]
Coding Solutions Acquisition, Inc.	First Lien Term Loan	9.16%	SOFR	500	8/7/2031	USD	40,524,949	39,982,003	39,917,075	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	9.16%	SOFR	500	8/7/2031	USD	2,432,512	196,844	191,240	[1,3,4,6]
Color Intermediate, LLC	First Lien Term Loan	8.85%	SOFR	475	10/4/2029	USD	40,082,625	39,554,919	40,090,642	[1,3,4]
Community Medical Acquisition Corp.	Revolver	8.62%	SOFR	450	12/15/2027	USD	3,683,963	3,072,173	3,094,529	[1,3,4,6]
Community Medical Acquisition Corp.	First Lien Term Loan	8.97%	SOFR	450	12/15/2028	USD	25,316,469	25,018,838	25,316,469	[1,3,4]
ComPsych Investment Corp.	Delayed Draw	1.00%			7/22/2031	USD	22,000,000	(100,771)	—	[1,2,3]
ComPsych Investment Corp.	First Lien Term Loan	9.08%	SOFR	475	7/22/2031	USD	61,820,741	61,550,448	61,820,740	[1,3,4]
Confluent Health, LLC	First Lien Term Loan	11.66%	SOFR	750	11/30/2028	USD	16,757,282	15,979,315	16,397,377	[1,3,4]
Connect America.com, LLC	First Lien Term Loan	9.75%	SOFR	575	10/11/2029	USD	19,749,378	18,740,609	18,702,279	[1,3,4]
Continental Buyer, Inc.	Delayed Draw	8.66%	SOFR	450	4/2/2031	USD	29,508,102	17,808,499	17,997,169	[1,3,4,5,6]
Continental Buyer, Inc.	First Lien Term Loan	8.66%	SOFR	450	4/2/2031	USD	43,764,823	43,209,666	43,583,360	[1,3,4,5]
Continental Buyer, Inc.	Revolver	9.58%	SOFR	525	4/2/2031	USD	6,449,044	(6,934)	43,324	[1,3,4,5,6]
Continental Buyer, Inc.	Revolver	0.50%			4/2/2031	USD	4,648,434	(21,002)	(19,274)[1,2,3,5]
CORA Health Holdings Corp.	Delayed Draw	10.10%	ARR CSA	575	6/15/2027	USD	226,607	198,286	219,365	[1,3,4]
CORA Health Holdings Corp.	First Lien Term Loan	10.10%	ARR CSA	575	6/15/2027	USD	13,499,406	13,366,267	13,067,941	[1,3,4]
CORA Health Holdings Corp.	Revolver	10.10%	ARR CSA	575	6/15/2027	USD	769,231	634,605	610,029	[1,3,4,6]
CPC/Cirtec Holdings, Inc.	Revolver	9.13%	SOFR	500	10/31/2028	USD	1,138,677	117,304	110,160	[1,3,4,5,6]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	9.16%	ARR	500	1/30/2029	USD	8,764,664	8,513,078	8,703,768	[1,3,4]
CPF Dental, LLC	Delayed Draw	13.51%, 4.25% PIK	SOFR	925	12/31/2025	USD	13,587,128	13,181,994	13,540,308	[1,3,4,5,9]
CPF Dental, LLC	First Lien Term Loan	13.71%, 4.25% PIK	SOFR	925	12/31/2025	USD	5,716,695	5,701,985	5,696,996	[1,3,4,5,9]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	7.59%	EURIBOR	550	11/27/2031	EUR	208,455	230,201	244,723	[1,3,4,5,7]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			11/27/2031	USD	82,406	(1,552)	—	[1,2,3,5]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	9.77%	SOFR	625	11/27/2031	USD	232,425	228,168	232,425	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	7.60%	EURIBOR	550	11/27/2031	EUR	631,416	$655,046	$741,273	[1,3,4,5,7]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			6/2/2032	USD	235,010	(4,593)	—	[1,2,3,5]
Creek Parent, Inc.	First Lien Term Loan	9.14%	SOFR	500	12/18/2031	USD	163,706,069	161,224,206	163,706,069	[1,3,4,5]
Creek Parent, Inc.	Revolver	0.50%			12/18/2031	USD	23,248,856	(341,758)	—	[1,2,3,5]
Crossroads Holding, LLC	First Lien Term Loan	9.22%	SOFR	500	12/23/2027	USD	14,004,442	13,903,111	13,661,926	[1,3,4,5]
Curia Global, Inc.	Revolver	10.41%	SOFR	625	1/29/2029	USD	10,833,333	5,364,835	5,568,333	[1,3,4,5,6]
CVP Holdco, Inc.	Delayed Draw	8.91%	SOFR	475	6/28/2030	USD	5,882,852	1,218,102	1,260,442	[1,3,4,5,6]
CVP Holdco, Inc.	First Lien Term Loan	8.91%	SOFR	475	6/28/2030	USD	22,158,744	21,971,785	22,120,077	[1,3,4,5]
CVP Holdco, Inc.	Revolver	0.50%			6/28/2030	USD	2,353,141	(18,845)	(3,871)[1,2,3,5]
Datix Bidco Limited	First Lien Term Loan	9.54%	SOFR	525	4/25/2031	USD	999,529	992,544	992,162	[1,3,4]
DCA Investment Holding, LLC	Delayed Draw	10.41%	SOFR	641	4/3/2028	USD	3,836,068	3,781,745	3,836,068	[1,3,4,5]
DCA Investment Holding, LLC	First Lien Term Loan	10.41%	SOFR	641	4/3/2028	USD	15,372,562	15,237,653	15,372,562	[1,3,4,5]
Deca Dental Holdings, LLC	Revolver	9.85%	SOFR	575	8/26/2027	USD	1,111,111	1,110,542	1,082,380	[1,3,4]
Deca Dental Holdings, LLC	Delayed Draw	9.85%	SOFR	575	8/26/2028	USD	1,425,926	1,365,324	1,389,054	[1,3,4]
Deca Dental Holdings, LLC	First Lien Term Loan	9.85%	SOFR	575	8/26/2028	USD	13,546,296	12,655,649	13,196,011	[1,3,4]
Delorean Purchaser, Inc.	First Lien Term Loan	8.75%	SOFR	475	12/16/2031	USD	22,870,281	22,554,015	22,711,381	[1,3,4,5]
Delorean Purchaser, Inc.	Revolver	0.50%			12/16/2031	USD	3,430,542	(46,077)	(23,835)[1,2,3,5]
Dental Care Alliance, LLC	First Lien Term Loan	10.41%	SOFR	641	4/3/2028	USD	2,099	2,077	2,099	[1,3,4]
Dentive Capital, LLC	Delayed Draw	12.75%	SOFR	875	5/3/2030	USD	5,705,213	2,998,450	3,090,399	[1,3,4,6]
DOCS MSO LLC	First Lien Term Loan	10.01%	SOFR	575	6/1/2028	USD	713,510	704,448	708,516	[1,3,4,5]
DOCS MSO LLC	First Lien Term Loan	9.96%	SOFR	575	6/1/2028	USD	16,818,548	16,646,358	16,700,818	[1,3,4]
DOCS MSO LLC	Revolver	0.50%			6/1/2028	USD	1,612,903	—	(11,290)[1,2,3]
DSH Merger Sub, Inc.	First Lien Term Loan	9.63%	SOFR	550	3/15/2027	USD	3,828,889	3,809,555	3,807,914	[1,3,4]
EBS Parent Holdings Inc.	Delayed Draw	1.00%			7/1/2032	USD	3,052,798	(29,993)	(30,528)[1,2,3]
EBS Parent Holdings Inc.	First Lien Term Loan	9.00%	SOFR	500	7/1/2032	USD	6,860,026	6,793,143	6,791,426	[1,3,4]
EBS Parent Holdings Inc.	Revolver	0.50%			7/1/2032	USD	1,134,418	(10,947)	(11,344)[1,2,3]
Emmes Blocker, Inc.	Delayed Draw	10.11%, 3.25% PIK	SOFR	600	7/7/2028	USD	16,581,946	16,251,910	16,466,736	[1,3,4,5,9]
Emmes Blocker, Inc.	First Lien Term Loan	10.11%, 3.25% PIK	SOFR	600	7/7/2028	USD	8,161,817	8,073,507	8,105,110	[1,3,4,9]
Empower Intermediate HoldCo, LLC	Delayed Draw	1.00%			7/9/2031	USD	2,319,588	(28,460)	(28,995)[1,2,3]
Empower Intermediate HoldCo, LLC	First Lien Term Loan	8.50%	SOFR	450	7/9/2031	USD	9,062,769	8,952,722	8,949,484	[1,3,4]
Empower Intermediate HoldCo, LLC	Revolver	0.50%			7/9/2031	USD	1,546,392	(18,634)	(19,330)[1,2,3]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
ENT MSO LLC	Delayed Draw	9.35%	SOFR	525	12/31/2025	USD	11,371,321	$10,194,122	$10,463,267	[1,3,4,5,6]
ENT MSO LLC	Revolver	10.90%	SOFR	650	12/31/2025	USD	958,116	714,133	715,190	[1,3,4,5,6]
EPFS Buyer, Inc.	Delayed Draw	1.00%			7/31/2031	USD	3,433,018	(17,648)	(17,165)[1,2,3]
EPFS Buyer, Inc.	First Lien Term Loan	8.75%	SOFR	475	7/31/2031	USD	20,140,373	20,037,665	20,039,670	[1,3,4]
EPFS Buyer, Inc.	Revolver	0.50%			7/31/2031	USD	2,288,678	(11,624)	(11,443)[1,2,3]
ERC TOPCO Holdings, Inc.	First Lien Term Loan	11.06%	SOFR	650	3/31/2030	USD	5,827,928	5,827,928	5,827,928	[1,3,4,5]
ERC TOPCO Holdings, Inc.	Revolver	9.76%	SOFR	550	3/31/2030	USD	1,289,316	927,697	982,336	[1,3,4,5,6]
eResearchTechnology, Inc.	Revolver	0.50%			10/17/2031	USD	692,471	(6,216)	(6,699)[1,2,3,5]
eResearchTechnology, Inc.	Delayed Draw	8.91%	SOFR	475	1/17/2032	USD	2,175,229	1,159,698	1,159,134	[1,3,4,5,6]
eResearchTechnology, Inc.	First Lien Term Loan	8.91%	SOFR	475	1/17/2032	USD	6,132,298	6,075,456	6,072,976	[1,3,4,5]
Evolent Health LLC	Delayed Draw	9.71%	SOFR	525	12/6/2029	USD	5,961,685	5,744,061	5,961,685	[1,3,4,5]
Evolent Health LLC	Revolver	8.44%	SOFR	400	12/6/2029	USD	1,000	612	620	[1,3,4,5,6]
Exactcare Parent, Inc.	First Lien Term Loan	9.75%	SOFR	550	11/3/2029	USD	9,348,873	9,156,067	9,334,186	[1,3,4]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(19,537)	(1,622)[1,2,3]
F&M Buyer LLC	Delayed Draw	1.00%			3/18/2032	USD	7,164,179	(69,216)	(31,855)[1,2,3,5]
F&M Buyer LLC	First Lien Term Loan	8.50%	SOFR	475	3/18/2032	USD	21,492,537	21,288,184	21,396,971	[1,3,4,5]
F&M Buyer LLC	Revolver	0.50%			3/18/2032	USD	3,134,328	(29,258)	(13,937)[1,2,3,5]
FC Compassus, LLC	Delayed Draw	9.91%, 1.50% PIK	SOFR	575	11/26/2030	USD	439,465	43,194	48,937	[1,3,4,6,9]
FC Compassus, LLC	First Lien Term Loan	9.91%, 1.50% PIK	SOFR	575	11/26/2030	USD	4,059,764	4,005,823	4,024,532	[1,3,4,9]
FH DMI Buyer, Inc.	Delayed Draw	9.00%	SOFR	500	10/11/2030	USD	1,796,282	771,085	768,525	[1,3,4,6]
FH DMI Buyer, Inc.	First Lien Term Loan	9.00%	SOFR	500	10/11/2030	USD	3,226,720	3,184,391	3,178,319	[1,3,4]
FH DMI Buyer, Inc.	Revolver	0.50%			10/11/2030	USD	539,135	(6,801)	(8,087)[1,2,3]
Financière N SAS	Delayed Draw	9.00%	SOFR	500	5/7/2032	USD	75,571,428	74,846,200	75,025,383	[1,3,4]
Financière N SAS	Delayed Draw	7.00%	EURIBOR	500	5/7/2032	EUR	34,821,429	8,410,232	10,011,702	[1,3,4,6,7]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	11.00%	SOFR	675	12/15/2028	USD	4,900,000	4,900,000	4,229,312	[1,4]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	8.29%	SOFR	400	12/17/2029	USD	11,500,000	11,500,000	9,829,777	[1,3,4]
Fortis Life Sciences, LLC	First Lien Term Loan	10.41%, 3.75% PIK	SOFR	600	9/17/2027	USD	18,259,495	18,032,408	15,337,976	[1,3,4,9]
Fortis Life Sciences, LLC	Revolver	10.41%, 3.75% PIK	SOFR	600	9/17/2027	USD	2,460,947	2,454,860	2,067,196	[1,3,4,9]
Foundation Consumer Brands, LLC	First Lien Term Loan	9.47%	SOFR	500	2/12/2029	USD	3,340,437	3,309,060	3,340,437	[1,3,4,5]
Foundation Consumer Brands, LLC	Revolver	0.50%			2/12/2029	USD	385,309	(3,510)	—	[1,2,3,5]
Future Pak, LLC	First Lien Term Loan	10.75%	SOFR	660	3/21/2030	USD	5,654,465	5,598,134	5,597,920	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	8.82%	CDOR	575	3/4/2027	CAD	36,758,217	$28,142,541	$26,412,458	[1,3,4,7]
GHX Ultimate Parent Corporation	First Lien Term Loan	8.75%	SOFR	475	12/27/2031	USD	76,554,986	75,847,829	76,554,986	[1,3,4,5]
GHX Ultimate Parent Corporation	Revolver	0.50%			12/27/2031	USD	6,981,599	(62,648)	—	[1,2,3,5]
Goldeneye Parent, LLC	First Lien Term Loan	9.16%	SOFR	500	3/31/2032	USD	81,258,698	80,872,039	80,852,403	[1,3,4,5]
Goldeneye Parent, LLC	Revolver	0.50%			3/31/2032	USD	11,778,997	(54,922)	(58,895)[1,2,3,5]
GSV Holding, LLC	First Lien Term Loan	9.75%, 3.13% PIK	SOFR	575	10/18/2030	USD	82,614,625	81,890,540	82,040,629	[1,3,4,5,9]
GSV Holding, LLC	Revolver	0.50%			10/18/2030	USD	1,602,036	(13,645)	—	[1,2,3,5]
Gula Buyer Inc.	First Lien Term Loan	9.22%	SOFR	500	10/25/2031	USD	23,043,968	22,783,034	22,249,799	[1,3,4,5]
Headlands Buyer, Inc.	Delayed Draw	1.00%			9/29/2032	USD	2,527,897	(25,259)	(25,279)[1,2,3]
Headlands Buyer, Inc.	First Lien Term Loan	8.74%	SOFR	475	9/29/2032	USD	6,235,476	6,173,156	6,173,121	[1,3,4]
Headlands Buyer, Inc.	Revolver	0.50%			9/29/2032	USD	1,236,628	(12,357)	(12,366)[1,2,3]
Health Plan One, Inc.	Delayed Draw	1.00%			8/18/2031	USD	1,788,964	(17,700)	(17,890)[1,2,3]
Health Plan One, Inc.	First Lien Term Loan	8.94%	SOFR	475	8/18/2031	USD	11,238,933	11,128,311	11,126,544	[1,3,4]
Health Plan One, Inc.	Revolver	0.50%			8/19/2035	USD	4,672,897	(46,149)	(46,729)[1,2,3]
HealthMark Holdings GP, LLC	Delayed Draw	1.00%			7/25/2032	USD	10,727,971	(106,039)	(107,279)[1,2,3,5]
HealthMark Holdings GP, LLC	First Lien Term Loan	8.70%	SOFR	450	7/25/2032	USD	51,494,254	50,987,838	50,979,311	[1,3,4,5]
HealthMark Holdings GP, LLC	Revolver	0.50%			7/25/2032	USD	6,481,478	(63,331)	(64,815)[1,2,3,5]
Healthspan Buyer, LLC	Delayed Draw	1.00%			10/16/2030	USD	12,500,000	(61,028)	(56,609)[1,2,3]
Healthspan Buyer, LLC	First Lien Term Loan	8.75%	SOFR	475	10/16/2030	USD	37,812,500	37,641,189	37,641,259	[1,3,4]
Helium Acquirer Corporation	Delayed Draw	9.25%	SOFR	525	1/5/2029	USD	20,788,428	9,825,810	10,006,010	[1,3,4,6]
Helium Acquirer Corporation	First Lien Term Loan	9.25%	SOFR	525	1/5/2029	USD	12,870,230	12,602,545	12,725,321	[1,3,4]
Helium Acquirer Corporation	Revolver	0.50%			1/5/2029	USD	2,209,080	(7,205)	(24,872)[1,2,3]
HemaSource, Inc.	First Lien Term Loan	8.91%	SOFR	475	8/31/2029	USD	20,625,000	20,211,889	20,165,521	[1,3,4]
HemaSource, Inc.	Revolver	0.50%			8/31/2029	USD	4,125,000	—	(91,896)[1,2,3]
Himalaya Topco LLC	Delayed Draw	1.00%			6/3/2032	USD	3,124,621	(45,090)	(31,247)[1,2,3,5]
Himalaya Topco LLC	First Lien Term Loan	9.41%, 2.25% PIK	SOFR	525	6/3/2032	USD	6,956,888	6,798,648	6,863,450	[1,3,4,5,6,9]
Himalaya Topco LLC	Revolver	0.50%			6/3/2032	USD	1,179,039	(22,505)	(11,790)[1,2,3,5]
HPS Health Care	Delayed Draw	21.25%	PRIME		10/27/2025	USD	233,685	233,364	15,774	[1,3,4,5]
HT Intermediary III, Inc.	Delayed Draw	1.00%			11/12/2030	USD	3,849,350	(35,890)	(36,374)[1,2,3,5]
HT Intermediary III, Inc.	First Lien Term Loan	8.66%	SOFR	450	11/12/2030	USD	15,872,679	15,730,892	15,722,694	[1,3,4,5]
HT Intermediary III, Inc.	Revolver	8.66%	SOFR	450	11/12/2030	USD	1,443,505	35,640	34,477	[1,3,4,5,6]
Hygie31 Holding	Delayed Draw	7.13%	EURIBOR	513	9/28/2029	EUR	7,110,000	8,335,287	8,347,030	[1,3,4,7]
Hygie31 Holding	First Lien Term Loan	7.13%	EURIBOR	513	9/28/2029	EUR	14,560,000	17,069,168	17,093,214	[1,3,4,7]
IMO Investor Holdings, Inc.	First Lien Term Loan	9.04%	SOFR	500	5/11/2029	USD	263,552	263,552	263,552	[1,3,4,5]
Indigo Buyer, Inc.	Delayed Draw	9.24%	SOFR	500	11/21/2031	USD	711,334	31,231	48,371	[1,3,4,6]
Indigo Purchaser, Inc.	First Lien Term Loan	9.00%	SOFR	500	11/21/2031	USD	3,106,398	3,063,948	3,137,462	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
IvyRehab Intermediate II, LLC	Revolver	9.08%	SOFR	500	4/21/2028	USD	3,530,702	$1,795,729	$1,736,195	[1,3,4,6]
IvyRehab Intermediate II, LLC	Delayed Draw	9.81%	SOFR	550	4/21/2029	USD	49,685,000	47,087,609	49,685,000	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.40%	SOFR	500	4/21/2029	USD	29,999,300	1,355,345	1,345,749	[1,3,4,6]
IvyRehab Intermediate II, LLC	Delayed Draw	9.08%	SOFR	500	4/21/2029	USD	7,478,851	7,404,811	7,370,767	[1,3,4]
IvyRehab Intermediate II, LLC	First Lien Term Loan	9.08%	SOFR	500	4/21/2029	USD	22,782,237	22,554,414	22,452,987	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	9.81%	SOFR	550	9/20/2031	USD	14,953,875	14,770,959	14,783,788	[1,3,4]
JKC Parent, Inc.	Delayed Draw	9.23%	SOFR	500	2/13/2032	USD	1,570,437	1,555,557	1,563,454	[1,3,4,5]
JKC Parent, Inc.	First Lien Term Loan	9.23%	SOFR	500	2/13/2032	USD	4,536,818	4,494,154	4,516,645	[1,3,4,5]
JKC Parent, Inc.	Revolver	9.23%	SOFR	500	2/13/2032	USD	1,046,958	339,313	344,330	[1,3,4,5,6]
KabaFusion Parent LLC	First Lien Term Loan	9.00%	SOFR	500	11/22/2031	USD	3,717,708	3,683,137	3,701,178	[1,3,4]
KabaFusion Parent LLC	Revolver	0.50%			11/22/2031	USD	250,000	(2,199)	(1,112)[1,2,3]
KabaFusion Parent LLC	First Lien Term Loan	9.00%	SOFR	500	11/24/2031	USD	20,000,000	19,817,031	19,911,070	[1,3,4,5]
KabaFusion Parent LLC	Revolver	0.50%			11/24/2031	USD	2,500,000	(22,114)	(11,116)[1,2,3,5]
Kona Buyer, LLC	Delayed Draw	1.00%			7/23/2031	USD	4,370,327	(21,387)	(18,083)[1,2,3]
KWOL Acquisition, Inc.	First Lien Term Loan	8.75%	SOFR	475	7/30/2029	USD	5,824,755	5,709,617	5,766,508	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			7/30/2029	USD	800,881	—	(8,009)[1,2,3]
KWOL Acquisition, Inc.	Delayed Draw	1.00%			12/12/2029	USD	30,529,021	(179,256)	(305,290)[1,2,3,5]
KWOL Acquisition, Inc.	First Lien Term Loan	8.75%	SOFR	475	12/12/2029	USD	22,823,026	22,385,255	22,594,795	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			12/12/2029	USD	6,729,725	(61,606)	(67,298)[1,2,3,5]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.16%	SOFR	585	6/10/2027	USD	27,051,091	22,844,587	22,704,819	[1,3,4,6]
Life Science Intermediate Holdings, LLC	Delayed Draw	9.72%	SONIA	575	6/10/2027	GBP	7,299,930	8,515,882	9,626,024	[1,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	7.66%	EURIBOR	575	6/10/2027	EUR	5,855,973	6,099,451	6,741,073	[1,3,4,7]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	10.05%	SOFR	585	6/10/2027	USD	2,804,587	2,774,135	2,750,024	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	10.16%	SOFR	585	6/10/2027	USD	1,806,360	1,794,619	1,771,218	[1,3,4]
Limpio Bidco GMBH	First Lien Term Loan	7.22%	EURIBOR	520	10/31/2030	EUR	11,596,834	11,956,222	13,833,968	[1,3,4,7]
LivTech Purchaser, Inc.	Delayed Draw	8.82%	SOFR	450	11/22/2031	USD	1,055,013	838,455	848,230	[1,3,4,5,6]
LivTech Purchaser, Inc.	First Lien Term Loan	9.00%	SOFR	500	11/22/2031	USD	923,136	914,733	923,136	[1,3,4,5]
LivTech Purchaser, Inc.	Revolver	0.50%			11/22/2031	USD	274,865	(2,418)	—	[1,2,3,5]
MB2 Dental Solutions, LLC	Delayed Draw	9.66%	SOFR	550	1/29/2027	USD	4,182,801	3,923,332	3,954,884	[1,3,4,5,6]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.66%	SOFR	550	1/29/2027	USD	11,963,915	11,860,030	11,943,310	[1,3,4,5]
MB2 Dental Solutions, LLC	Revolver	9.66%	SOFR	550	1/29/2027	USD	836,896	825,727	835,453	[1,3,4,5]
MB2 Dental Solutions, LLC	Delayed Draw	9.66%	SOFR	550	2/13/2031	USD	26,989,786	12,289,323	12,592,237	[1,3,4,5,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
MB2 Dental Solutions, LLC	Delayed Draw	1.00%			2/13/2031	USD	2,510,685	$2	$(4,324)[1,2,3,5]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.66%	SOFR	550	2/13/2031	USD	28,689,478	28,418,323	28,640,065	[1,3,4,5]
MB2 Dental Solutions, LLC	Revolver	9.66%	SOFR	550	2/13/2031	USD	3,398,073	2,532,586	2,549,656	[1,3,4,5,6]
MedMark Services, Inc.	Delayed Draw	9.26%	SOFR	500	6/11/2027	USD	5,340,338	5,328,291	5,181,835	[1,3,4]
MedMark Services, Inc.	First Lien Term Loan	9.26%	SOFR	500	6/11/2027	USD	8,257,500	8,174,707	8,012,415	[1,3,4]
MedX Holdings, LLC	Delayed Draw	1.00%			7/21/2032	USD	30,229,545	(298,149)	(151,148)[1,2,3]
MedX Holdings, LLC	First Lien Term Loan	8.91%	SOFR	475	7/21/2032	USD	59,679,545	59,094,486	59,082,750	[1,3,4]
MedX Holdings, LLC	Revolver	0.50%			7/21/2032	USD	13,090,909	(127,326)	(130,909)[1,2,3]
Merative LP	Delayed Draw	1.00%			9/30/2032	USD	16,000,000	(79,970)	(80,000)[1,2,3]
Merative LP	First Lien Term Loan	8.75%	SOFR	475	9/30/2032	USD	140,000,000	139,300,193	139,300,000	[1,3,4]
Merative LP	Revolver	0.50%			9/30/2032	USD	14,000,000	(69,973)	(70,000)[1,2,3]
Millstone Medical Outsourcing, LLC	First Lien Term Loan	8.82%	SOFR	475	12/15/2027	USD	8,610,818	8,563,588	8,610,818	[1,3,4,5]
Millstone Medical Outsourcing, LLC	Revolver	0.50%			12/15/2027	USD	2,012,579	(10,554)	—	[1,2,3,5]
Mist Holding Co.	Delayed Draw	9.56%	SOFR	525	12/23/2030	USD	3,205,637	3,175,845	3,173,580	[1,3,4]
Mist Holding Co.	Delayed Draw	1.00%			12/23/2030	USD	2,408,261	(23,061)	(24,083)[1,2,3]
Mist Holding Co.	First Lien Term Loan	9.25%	SOFR	525	12/23/2030	USD	5,711,375	5,659,783	5,654,262	[1,3,4]
Mist Holding Co.	Revolver	9.25%	SOFR	525	12/23/2030	USD	1,424,727	343,632	341,935	[1,3,4,6]
MN Acquisition, Inc.	First Lien Term Loan	10.30%, 3.75% PIK	SOFR	600	8/25/2028	USD	19,577,871	19,360,084	10,963,608	[1,3,4,9]
MN Acquisition, Inc.	Revolver	10.30%, 3.75% PIK	SOFR	600	8/25/2028	USD	2,520,428	2,103,274	994,286	[1,3,4,6,9]
Modernizing Medicine, Inc.	First Lien Term Loan	8.75%, 2.75% PIK	SOFR	475	4/30/2032	USD	41,587,558	41,168,591	41,162,778	[1,3,4,5,6,9]
Modernizing Medicine, Inc.	Revolver	0.50%			4/30/2032	USD	3,808,680	(35,857)	(36,844)[1,2,3,5]
MPLT Debt Merger Sub, LP	First Lien Term Loan	8.66%	SOFR	450	8/14/2032	USD	13,655,326	13,520,600	13,518,773	[1,3,4]
MPLT Debt Merger Sub, LP	Revolver	0.50%			8/14/2032	USD	2,336,449	(22,938)	(23,364)[1,2,3]
mPulse Mobile, Inc.	Delayed Draw	1.00%			8/26/2032	USD	2,115,385	(21,011)	(21,154)[1,2,3]
mPulse Mobile, Inc.	First Lien Term Loan	8.75%	SOFR	475	8/26/2032	USD	22,211,538	21,991,607	21,989,423	[1,3,4]
mPulse Mobile, Inc.	Revolver	0.50%			8/26/2032	USD	3,173,077	(31,297)	(31,731)[1,2,3]
MRO Corporation	Delayed Draw	1.00%			6/9/2032	USD	1,471,514	(21,710)	(22,073)[1,2,3,5]
MRO Corporation	First Lien Term Loan	8.62%	SOFR	450	6/9/2032	USD	16,922,416	16,674,669	16,668,580	[1,3,4,5]
MRO Corporation	Revolver	0.50%			6/9/2032	USD	1,471,514	(21,341)	(22,073)[1,2,3,5]
MRO Parent Corporaton	Delayed Draw	1.00%			6/9/2032	USD	3,313,448	(48,636)	(49,702)[1,2,3]
MRO Parent Corporaton	First Lien Term Loan	8.62%	SOFR	450	6/9/2032	USD	32,525,737	32,053,255	32,037,851	[1,3,4]
MRO Parent Corporaton	Revolver	0.50%			6/9/2032	USD	3,650,815	(52,382)	(54,762)[1,2,3]
National Dentex Labs, LLC	Delayed Draw	12.26%	SOFR	810	12/1/2025	USD	620,690	229,885	229,885	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
National Dentex Labs, LLC	Delayed Draw	16.15%, 14.45% PIK	SOFR	1000	4/3/2026	USD	1,114,168	$1,098,018	$710,638	[1,3,4,9]
National Dentex Labs, LLC	Delayed Draw	14.15%	SOFR	800	4/3/2026	USD	3,051,588	2,980,960	1,946,364	[1,3,4]
National Dentex Labs, LLC	First Lien Term Loan	14.15%	SOFR	800	4/3/2026	USD	7,084,907	7,065,907	4,518,896	[1,3,4]
National Dentex Labs, LLC	Revolver	13.15%	SOFR	700	4/3/2026	USD	919,540	910,345	577,306	[1,3,4,6]
Net Health Acquisition Corp	First Lien Term Loan	8.91%	SOFR	475	7/4/2031	USD	26,824,590	26,587,074	26,556,343	[1,3,4,5]
Net Health Acquisition Corp	Revolver	0.50%			7/4/2031	USD	3,531,390	(29,447)	(35,314)[1,2,3,5]
Netsmart Technologies, Inc.	Delayed Draw	1.00%			8/23/2031	USD	13,787,768	(114,711)	137,878	[1,2,3,5]
Netsmart Technologies, Inc.	First Lien Term Loan	9.11%, 2.45% PIK	SOFR	495	8/23/2031	USD	82,713,336	81,996,838	83,540,470	[1,3,4,9]
Netsmart Technologies, Inc.	First Lien Term Loan	9.11%, 2.45% PIK	SOFR	495	8/23/2031	USD	16,032,606	16,032,606	16,192,932	[1,3,4,5,9]
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	14,063,739	(114,288)	—	[1,2,3,5]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,114,625	(73,549)	(71,146)[1,2,3]
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	18,956,199	(246,473)	(189,562)[1,2,3]
Next HoldCo, LLC	First Lien Term Loan	9.48%	SOFR	525	11/9/2030	USD	132,702,795	131,284,356	131,375,767	[1,3,4]
NS and Associates LLC	First Lien Term Loan	9.50%	SOFR	525	8/6/2030	USD	17,985,445	17,721,953	17,715,663	[1,3,4]
NS and Associates LLC	Revolver	11.50%	PRIME	425	8/6/2030	USD	3,851,289	3,127,901	3,125,963	[1,3,4,6]
OB Hospitalist Group	First Lien Term Loan	9.51%	SOFR	525	9/27/2027	USD	50,501,585	49,981,154	50,501,585	[1,3,4]
OB Hospitalist Group	Revolver	0.50%			9/27/2027	USD	2,862,595	(4,747)	—	[1,2,3]
OIA Acquisition, LLC	Delayed Draw	9.47%	ARR CSA	525	10/19/2027	USD	1,271,940	1,262,365	1,240,832	[1,3,4]
OIA Acquisition, LLC	First Lien Term Loan	9.47%	ARR CSA	525	10/19/2027	USD	10,320,482	10,217,277	10,068,068	[1,3,4]
OIA Acquisition, LLC	Revolver	8.54%	SOFR	425	10/19/2027	USD	1,928,571	277,546	231,403	[1,3,4,6]
OIS Management Services, LLC	Delayed Draw	8.75%	SOFR	475	11/16/2028	USD	25,178,906	22,680,474	22,539,155	[1,3,4,5,6]
OIS Management Services, LLC	Delayed Draw	1.00%			11/16/2028	USD	2,359,857	(22,073)	(40,008)[1,2,3]
OIS Management Services, LLC	First Lien Term Loan	8.75%	SOFR	475	11/16/2028	USD	12,055,833	11,935,275	11,851,446	[1,3,4]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	1,423,077	—	(24,126)[1,2,3]
Ons Mso, LLC	Delayed Draw	10.06%	SOFR	575	7/8/2026	USD	6,506,483	6,169,078	6,177,263	[1,3,4,5,6]
Ons Mso, LLC	Revolver	13.75%	PRIME	850	7/8/2026	USD	5,527,184	5,413,246	5,374,844	[1,3,4,5,6]
Ons Mso, LLC	Revolver	12.75%	PRIME	525	7/8/2026	USD	701,756	259,678	291,741	[1,3,4,5,6]
Onsite Holdings, LLC	Revolver	10.66%	SOFR	625	12/28/2025	USD	1,226,901	1,221,621	1,226,901	[1,3,4,5]
Onsite Holdings, LLC	First Lien Term Loan	10.85%	SOFR	675	12/28/2027	USD	1,840,351	1,812,931	1,840,351	[1,3,4,5]
Opale Luxco SARL	Revolver	9.06%	SOFR	500	6/12/2031	USD	2,271,111	789,440	788,400	[1,3,4,6]
Opale Luxco SARL	Revolver	7.00%	EURIBOR	500	6/12/2031	EUR	194,667	108,235	109,640	[1,3,4,6,7]
Opale Luxco SARL	Revolver	6.89%	EURIBOR	500	6/12/2031	EUR	129,778	149,345	150,834	[1,3,4,7]
Opale Luxco SARL	Revolver	0.50%			6/12/2031	USD	593,753	(5,643)	(5,938)[1,2,3]
Opale Luxco SARL	Delayed Draw	1.00%			6/12/2032	USD	4,866,667	(47,649)	(48,667)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Opale Luxco SARL	First Lien Term Loan	9.06%	SOFR	500	6/12/2032	USD	13,778,889	$13,645,346	$13,641,100	[1,3,4]
Opale Luxco SARL	First Lien Term Loan	7.11%	EURIBOR	500	6/12/2032	EUR	6,457,167	7,353,903	7,504,807	[1,3,4,7]
OpCo Borrower, LLC	First Lien Term Loan	10.23%	SOFR	625	4/26/2029	USD	1,565,758	1,551,164	1,552,215	[1,3,4]
OpCo Borrower, LLC	First Lien Term Loan	10.06%	SOFR	575	4/26/2029	USD	12,281,250	12,215,437	12,175,022	[1,3,4,5]
Oracle Vision Holdco Limited	Delayed Draw	8.97%	SONIA	500	10/11/2031	GBP	24,999,999	29,257,328	30,379,367	[1,3,4,6,7]
Org USME Buyer, LLC	First Lien Term Loan	10.21%	SOFR	575	11/24/2026	USD	12,436,029	12,318,682	12,349,625	[1,3,4]
Org USME Buyer, LLC	Revolver	0.50%			11/24/2026	USD	936,232	—	(6,505)[1,2,3]
Orthodontic Partners, LLC	Delayed Draw	10.39%	SOFR	625	10/12/2027	USD	13,474,098	13,204,617	13,277,545	[1,3,4]
Orthodontic Partners, LLC	Delayed Draw	1.00%			10/12/2027	USD	3,013,116	(40,180)	(43,954)[1,2,3]
Orthodontic Partners, LLC	First Lien Term Loan	10.39%	SOFR	625	10/12/2027	USD	9,150,649	9,058,002	9,017,164	[1,3,4]
Packaging Coordinators Midco, Inc.	Delayed Draw	1.00%			1/22/2032	USD	65,977,961	(835,046)	(879,667)[1,2,3,5]
Packaging Coordinators Midco, Inc.	First Lien Term Loan	9.06%	SOFR	475	1/22/2032	USD	145,486,686	145,308,819	144,912,970	[1,3,4,5]
Packaging Coordinators Midco, Inc.	Revolver	0.50%			1/22/2032	USD	15,067,340	(29,253)	(37,668)[1,2,3,5]
PAI Financing Merger Sub LLC	First Lien Term Loan	8.50%	SOFR	450	2/13/2032	USD	12,375,000	12,201,494	12,129,022	[1,3,4]
PAI Financing Merger Sub LLC	Revolver	0.50%			2/13/2032	USD	2,625,000	(35,893)	(52,177)[1,2,3]
Paradigm Living Concepts, LLC	Delayed Draw	1.00%			5/6/2031	USD	3,157,895	(30,538)	(29,840)[1,2,3,5]
Paradigm Living Concepts, LLC	First Lien Term Loan	8.25%	SOFR	425	5/6/2031	USD	5,263,158	5,213,195	5,213,425	[1,3,4,5]
Paradigm Living Concepts, LLC	Revolver	0.50%			5/6/2031	USD	1,578,947	(14,750)	(14,920)[1,2,3,5]
Parkview Health Services, LLC	First Lien Term Loan	8.50%	SOFR	450	6/23/2030	USD	7,203,676	7,153,576	7,113,630	[1,3,4]
Parkview Health Services, LLC	Revolver	0.50%			6/23/2030	USD	2,688,121	(30,741)	(33,602)[1,2,3]
Patriot Acquisition Topco S.à r.l.	Delayed Draw	9.06%	SOFR	475	1/29/2028	USD	2,710,414	2,049,337	2,048,898	[1,3,4,6]
Patriot Acquisition Topco S.à r.l.	First Lien Term Loan	9.06%	SOFR	475	1/29/2028	USD	444,944	443,049	444,944	[1,3,4]
Pediatric Home Respiratory Services LLC	Delayed Draw	1.00%			12/23/2030	USD	4,800,000	(22,495)	(21,343)[1,2,3]
Pediatric Home Respiratory Services LLC	First Lien Term Loan	9.25%	SOFR	500	12/23/2030	USD	24,472,000	24,361,187	24,363,186	[1,3,4]
Pediatric Home Respiratory Services LLC	Revolver	9.25%	SOFR	500	12/23/2030	USD	2,666,667	948,261	948,142	[1,3,4,6]
PerkinElmer U.S., LLC	First Lien Term Loan	8.91%	SOFR	475	3/13/2029	USD	4,937,499	4,866,637	4,944,905	[1,3,4]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	5,188,750	(58,008)	(282,653)[1,2,3]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	5,188,750	(82,866)	(282,653)[1,2,3]
PetVet Care Centers, LLC	First Lien Term Loan	10.16%	SOFR	600	11/15/2030	USD	39,183,711	38,549,737	37,049,205	[1,3,4]
Phantom Purchaser, Inc.	First Lien Term Loan	9.00%	SOFR	500	9/19/2031	USD	24,691,309	24,469,487	24,491,623	[1,3,4,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Phantom Purchaser, Inc.	First Lien Term Loan	8.75%	SOFR	475	9/19/2031	USD	44,392,926	$43,965,703	$44,033,906	[1,3,4,5]
Phantom Purchaser, Inc.	Revolver	0.50%			9/19/2031	USD	8,241,568	(75,543)	(66,652)[1,2,3,5]
PharmaLink Buyer, LLC	First Lien Term Loan	8.95%	SOFR	475	7/14/2031	USD	12,970,588	12,844,314	12,840,882	[1,3,4,5]
PharmaLink Buyer, LLC	Revolver	8.95%	SOFR	475	7/14/2031	USD	2,779,412	717,485	716,575	[1,3,4,5,6]
Pharmalogic Holdings Corp.	Delayed Draw	1.00%			6/21/2030	USD	8,838,384	(92,544)	(17,191)[1,2,3]
Pharmalogic Holdings Corp.	First Lien Term Loan	9.16%	SOFR	500	6/21/2030	USD	25,899,999	25,737,821	25,655,263	[1,3,4]
Phynet Dermatology LLC	Delayed Draw	1.00%			10/20/2029	USD	11,133,125	(182,205)	(272,290)[1,2,3,5]
Phynet Dermatology LLC	First Lien Term Loan	10.83%	SOFR	650	10/20/2029	USD	16,806,161	16,639,769	16,395,123	[1,3,4,5]
Phynet Dermatology LLC	Revolver	10.70%	SOFR	650	10/20/2029	USD	765,128	700,941	721,037	[1,3,4,5,6]
Pinnacle Dermatology Management, LLC	Revolver	8.05%	SOFR	400	12/8/2026	USD	1,082,474	291,595	280,878	[1,3,4,6]
Pinnacle Dermatology Management, LLC	Delayed Draw	10.30%	SOFR	625	12/8/2028	USD	1,298,652	1,295,319	1,172,685	[1,3,4]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	10.17%	SOFR	625	12/8/2028	USD	11,174,866	11,042,940	10,090,927	[1,3,4]
Pinnacle Treatment Centers, Inc.	Delayed Draw	9.95%	SOFR	575	1/4/2027	USD	902,492	880,041	880,310	[1,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	9.95%	SOFR	575	1/4/2027	USD	15,315,082	15,100,711	14,938,660	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	11.75%	PRIME	450	1/4/2027	USD	592,182	352,232	340,754	[1,3,4,6]
Pinnacle Treatment Centers, Inc.	Revolver	0.50%			1/4/2027	USD	789,576	—	(19,406)[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	9.95%	SOFR	575	8/31/2029	USD	60,000,000	59,547,196	60,000,000	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	9.95%	SOFR	575	8/31/2029	USD	74,617,861	74,097,032	74,617,861	[1,3,4,5]
PPV Intermediate Holdings LLC	Revolver	0.50%			8/31/2029	USD	2,538,076	—	—	[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	9.95%	SOFR	575	8/31/2030	USD	644,016	488,133	644,016	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	9.95%	SOFR	575	8/20/2031	USD	4,245,811	1,632,950	1,671,525	[1,3,4,6]
Premier Care Dental Management, LLC	Revolver	0.50%			5/5/2028	USD	415,544	(990)	1,039	[1,2,3,5]
Premier Care Dental Management, LLC	Delayed Draw	9.34%	SOFR	525	5/8/2028	USD	2,429,361	620,426	638,222	[1,3,4,5,6]
Premier Care Dental Management, LLC	First Lien Term Loan	9.34%	SOFR	525	5/8/2028	USD	235,182	234,618	235,770	[1,3,4,5]
Premier Care Dental Management, LLC	Delayed Draw	9.34%	SOFR	525	7/8/2028	USD	1,121,954	977,700	983,200	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Premier Care Dental Management, LLC	Delayed Draw	9.34%	SOFR	525	8/5/2028	USD	7,983,076	$6,763,770	$6,813,319	[1,3,4,5,6]
Premier Care Dental Management, LLC	First Lien Term Loan	9.34%	SOFR	525	8/5/2028	USD	2,742,473	2,736,304	2,749,329	[1,3,4,5]
Premier Care Dental Management, LLC	Revolver	9.34%	SOFR	525	8/5/2028	USD	2,717,635	368,215	383,911	[1,3,4,5,6]
Premier Care Dental Management, LLC	Revolver	0.50%			8/5/2028	USD	339,519	(2,156)	849	[1,2,3,5]
Premier Imaging, LLC	Delayed Draw	10.26%	SOFR	600	3/31/2026	USD	4,689,315	4,689,345	4,140,622	[1,3,4]
Premier Imaging, LLC	First Lien Term Loan	10.26%	SOFR	600	3/31/2026	USD	26,186,000	26,146,289	23,122,000	[1,3,4]
Premise Health Holding Corp.	Revolver	9.63%	SOFR	550	3/1/2030	USD	2,037,609	248,839	271,681	[1,3,4,5,6]
Premise Health Holding Corp.	First Lien Term Loan	9.55%	SOFR	525	3/3/2031	USD	17,489,887	17,270,180	17,489,887	[1,3,4,5]
Project Alliance Buyer, LLC	First Lien Term Loan	9.20%	SOFR	500	8/27/2031	USD	11,399,005	11,230,038	11,228,020	[1,3,4,5]
Project Alliance Buyer, LLC	Revolver	0.50%			8/27/2031	USD	2,188,102	(32,312)	(32,822)[1,2,3,5]
Project Neptune BidCo GmBH	Delayed Draw	1.00%			4/10/2032	EUR	15,495,868	(263,804)	428,400	[1,2,3,7]
Project Neptune BidCo GmBH	First Lien Term Loan	8.62%	EURIBOR	650	4/10/2032	EUR	55,785,124	61,579,492	64,855,287	[1,3,4,7]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.01%	SOFR	900	12/21/2029	USD	1,981,707	1,959,327	1,962,537	[1,3,4,5]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.44%	SOFR	543	12/21/2029	USD	6,143,293	6,072,003	6,083,865	[1,3,4,5]
PSKW Intermediate, LLC	First Lien Term Loan	9.76%	SOFR	560	3/9/2028	USD	13,674,840	13,760,652	13,674,840	[1,3,4,5]
PTSH Intermediate Holdings, LLC	First Lien Term Loan	9.65%	SOFR	550	12/17/2027	USD	4,433,333	4,380,295	4,433,333	[1,3,4]
Puma Buyer, LLC	Revolver	10.75%	PRIME	325	3/28/2032	USD	2,906,905	706,311	721,072	[1,3,4,5,6]
Puma Buyer, LLC	First Lien Term Loan	8.25%	SOFR	425	3/29/2032	USD	41,046,452	40,754,430	40,966,613	[1,3,4,5]
Puma Buyer, LLC	Revolver	0.50%			3/29/2032	USD	3,718,546	(25,880)	(7,233)[1,2,3]
Raven Buyer, Inc.	First Lien Term Loan	9.70%	SOFR	550	2/1/2027	USD	13,597,106	13,524,475	13,539,368	[1,3,4]
Raven Buyer, Inc.	Revolver	9.70%	SOFR	550	2/1/2027	USD	2,045,455	1,358,179	1,351,722	[1,3,4,6]
Raven Buyer, Inc.	Delayed Draw	9.70%	SOFR	550	6/30/2028	USD	2,068,227	1,154	11,899	[1,3,4,6]
Raven Buyer, Inc.	First Lien Term Loan	9.70%	SOFR	550	6/30/2028	USD	689,409	683,170	686,481	[1,3,4]
RBP Global Holdings Limited	First Lien Term Loan	9.50%	SOFR	525	11/4/2030	USD	5,233,814	5,001,140	5,058,056	[1,3,4]
RCP MQ Acquisition, LLC	First Lien Term Loan	8.75%	SOFR	475	8/30/2030	USD	19,251,607	19,061,274	19,059,091	[1,3,4]
RCP Nats Purchaser, LLC	Delayed Draw	1.00%			3/19/2032	USD	9,603,545	(92,448)	(96,035)[1,2,3]
RCP Nats Purchaser, LLC	First Lien Term Loan	9.00%	SOFR	500	3/19/2032	USD	48,017,724	47,563,613	47,537,547	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
RCP Nats Purchaser, LLC	Revolver	0.50%			3/19/2032	USD	7,378,731	$(68,283)	$(73,787)[1,2,3]
REP Behavioral Health, LLC	Delayed Draw	1.00%			12/31/2030	USD	3,076,923	(43,306)	(44,468)[1,2,3,5]
REP Behavioral Health, LLC	First Lien Term Loan	8.91%	SOFR	475	12/31/2030	USD	7,033,654	6,938,091	6,932,003	[1,3,4,5]
REP Behavioral Health, LLC	Revolver	8.91%	SOFR	475	12/31/2030	USD	1,538,462	469,487	467,510	[1,3,4,5,6]
Revival Animal Health, LLC	Delayed Draw	10.00%	SOFR	600	1/3/2028	USD	1,339,026	1,328,406	1,326,073	[1,3,4,5]
Revival Animal Health, LLC	Delayed Draw	1.00%			1/3/2028	USD	242,236	(2,757)	(2,343)[1,2,3,5]
Revival Animal Health, LLC	First Lien Term Loan	10.00%	SOFR	600	1/3/2028	USD	3,227,860	3,201,672	3,196,634	[1,3,4,5]
Revival Animal Health, LLC	Revolver	10.00%	SOFR	600	1/3/2028	USD	279,026	165,307	164,716	[1,3,4,5,6]
RPC Topco, Inc.	First Lien Term Loan	8.62%	SOFR	500	8/30/2031	USD	21,198,864	20,916,919	21,097,702	[1,3,4]
RPC Topco, Inc.	Revolver	0.50%			8/30/2031	USD	3,030,303	(38,582)	(14,461)[1,2,3]
RTI Surgical, Inc.	First Lien Term Loan	8.75%	SOFR	475	9/25/2032	USD	12,500,000	12,375,208	12,375,000	[1,3,4]
RTI Surgical, Inc.	Revolver	0.50%			9/25/2032	USD	2,500,000	(24,942)	(25,000)[1,2,3]
SCP ENT & Allergy Services, LLC	First Lien Term Loan	10.28%	SOFR	600	3/25/2027	USD	347,032	345,876	345,731	[1,3,4]
SDG Mgmt Company, LLC	Delayed Draw	10.05%	SOFR	585	7/1/2028	USD	3,147,736	3,108,835	3,147,736	[1,3,4]
SDG Mgmt Company, LLC	Delayed Draw	9.84%	SOFR	585	7/1/2028	USD	2,629,516	1,043,545	1,078,001	[1,3,4,6]
SDG Mgmt Company, LLC	Delayed Draw	1.00%			7/1/2028	USD	2,103,750	(27,986)	—	[1,2,3]
SDG Mgmt Company, LLC	Revolver	9.79%	SOFR	585	7/1/2028	USD	525,938	125,369	131,484	[1,3,4,6]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	—	(26,393)[1,2,3]
Smile Doctors, LLC	Delayed Draw	10.13%	SOFR	590	12/23/2028	USD	4,989,987	4,868,529	4,967,800	[1,3,4,5]
Smile Doctors, LLC	First Lien Term Loan	10.13%	SOFR	590	12/23/2028	USD	22,127,482	21,900,830	22,029,093	[1,3,4]
Soleo Holdings, Inc.	Delayed Draw	1.00%			1/31/2032	USD	1,055,493	(7,684)	—	[1,2,3,5]
Soleo Holdings, Inc.	First Lien Term Loan	8.50%	SOFR	450	1/31/2032	USD	7,652,327	7,616,561	7,652,327	[1,3,4,5]
Soleo Holdings, Inc.	Revolver	0.50%			1/31/2032	USD	1,055,493	(4,808)	—	[1,2,3,5]
Solis Mammography Buyer, Inc.	Revolver	0.50%			5/29/2030	USD	4,365,672	(61,116)	(65,485)[1,2,3]
Solis Mammography Buyer, Inc.	Delayed Draw	1.00%			5/29/2032	USD	5,058,678	(73,099)	(75,880)[1,2,3]
Solis Mammography Buyer, Inc.	First Lien Term Loan	9.00%	SOFR	500	5/29/2032	USD	35,073,499	34,565,283	34,547,397	[1,3,4]
Space Intermediate III, Inc.	First Lien Term Loan	10.16%, 3.00% PIK	SOFR	625	11/8/2029	USD	65,228,508	64,929,357	65,228,508	[1,3,4,5,9]
Specialized Dental Holdings II, LLC	Delayed Draw	8.91%	SOFR	475	11/1/2027	USD	2,316,021	1,450,541	1,485,241	[1,3,4,5,6]
SpecialtyCare, Inc.	Delayed Draw	1.00%			12/18/2029	USD	270,601	(2,690)	(2,706)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
SpecialtyCare, Inc.	First Lien Term Loan	9.16%	SOFR	500	12/18/2029	USD	1,214,094	$1,202,072	$1,201,953	[1,3,4,5]
SpecialtyCare, Inc.	Revolver	8.00%	SOFR	375	12/18/2029	USD	3,269	3,236	3,236	[1,3,4]
SpecialtyCare, Inc.	Revolver	0.50%			12/18/2029	USD	37,590	(371)	(376)[1,2,3,5]
Spruce Bidco II Inc.	First Lien Term Loan	9.13%	SOFR	500	1/31/2032	USD	56,709,814	55,784,939	56,002,140	[1,3,4,5]
Spruce Bidco II Inc.	First Lien Term Loan	6.00%	TONA	525	1/31/2032	JPY	1,111,363,505	7,161,030	7,421,273	[1,3,4,5,7]
Spruce Bidco II Inc.	First Lien Term Loan	9.13%	SOFR	500	1/31/2032	USD	38,003,140	37,471,956	37,528,904	[1,3,4]
Spruce Bidco II Inc.	First Lien Term Loan	7.68%	CORRA	500	1/31/2032	CAD	16,526,664	11,369,355	11,726,974	[1,3,4,5,7]
Spruce Bidco II Inc.	First Lien Term Loan	6.00%	TONA	525	1/31/2032	JPY	656,066,261	4,237,230	4,380,967	[1,3,4,7]
Spruce Bidco II Inc.	Revolver	0.50%			1/31/2032	USD	20,575,587	(309,168)	(256,760)[1,2,3,5]
SSCP Pegasus Midco Limited	First Lien Term Loan	10.09%	SONIA	600	11/16/2027	GBP	1,797,628	2,416,733	2,417,466	[1,3,4,7]
SSCP Pegasus Midco Limited	First Lien Term Loan	10.09%	SONIA	600	6/16/2028	GBP	3,613,000	4,948,228	4,858,795	[1,3,4,7]
Stark International Lux	Revolver	0.50%			5/13/2032	EUR	3,557,082	(50,811)	(20,092)[1,2,3,7]
Stark International Lux	Delayed Draw	9.20%	SOFR	500	8/13/2032	USD	19,032,987	18,798,648	18,795,075	[1,3,4]
Stark International Lux	Delayed Draw	7.03%	EURIBOR	500	8/13/2032	EUR	6,349,237	7,305,477	7,360,732	[1,3,4,7]
STCH Intermediate Inc.	First Lien Term Loan	9.51%	SOFR	525	10/30/2026	USD	4,936,350	4,908,414	4,936,350	[1,3,4,5]
STCH Intermediate Inc.	Revolver	9.66%	SOFR	525	10/30/2026	USD	419,401	53,648	55,920	[1,3,4,5,6]
SureScripts LLC	First Lien Term Loan	8.30%	SOFR	400	11/3/2031	USD	7,105,245	7,105,245	7,160,666	[1,3,4,5]
SureScripts LLC	Revolver	0.50%			11/3/2031	USD	1,644,755	(11,382)	—	[1,2,3,5]
Synergy Acquisition LLC	First Lien Term Loan	8.66%	SOFR	450	1/17/2032	USD	6,123,275	6,062,278	6,062,043	[1,3,4]
TBRS, Inc.	Revolver	8.95%	SOFR	475	11/22/2030	USD	1,877,346	100,038	97,450	[1,3,4,6]
TBRS, Inc.	Delayed Draw	8.75%	SOFR	475	11/22/2031	USD	3,379,224	1,704,907	1,702,753	[1,3,4,6]
TBRS, Inc.	First Lien Term Loan	8.95%	SOFR	475	11/22/2031	USD	12,328,535	12,216,203	12,205,250	[1,3,4]
TEAM Services Group, LLC	First Lien Term Loan	9.56%	SOFR	525	12/20/2027	USD	7,722,418	7,578,747	7,715,546	[1,4]
Tempus AI, Inc.	First Lien Term Loan	12.25%, 3.25% PIK	SOFR	825	2/4/2030	USD	5,992,756	5,778,146	5,943,925	[1,3,4,5,6,9]
Tempus AI, Inc.	Revolver	7.75%	SOFR	375	2/4/2030	USD	1,000	982	1,000	[1,3,4,5]
TerSera Therapeutics LLC	First Lien Term Loan	9.25%	SOFR	525	4/4/2029	USD	4,541,114	4,502,175	4,541,114	[1,3,4,5]
TerSera Therapeutics, LLC	First Lien Term Loan	9.75%	SOFR	575	4/4/2029	USD	6,846,242	6,719,015	6,846,242	[1,3,4]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	531,828	(15,955)	—	[1,2,3]
TheKey, LLC	Delayed Draw	10.41%, 1.00% PIK	SOFR	600	3/30/2027	USD	1,474,491	1,254,818	1,375,728	[1,3,4,5,9]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Thunder Buyer, Inc.	Delayed Draw	8.73%	SOFR	475	10/17/2030	USD	1,925,550	$75,963	$78,626	[1,3,4,6]
Thunder Buyer, Inc.	Delayed Draw	1.00%			10/17/2030	USD	2,953,632	(41,015)	(36,920)[1,2,3,5]
Thunder Buyer, Inc.	First Lien Term Loan	8.75%	SOFR	475	10/17/2030	USD	11,032,320	10,886,005	10,894,416	[1,3,4,5]
Thunder Buyer, Inc.	Revolver	8.73%	SOFR	475	10/17/2030	USD	2,602,168	226,977	227,691	[1,3,4,5,6]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	10,597,713	(182,355)	(81,054)[1,2,3,5]
TIDI Legacy Products, Inc.	First Lien Term Loan	8.66%	SOFR	450	12/19/2029	USD	34,891,269	34,351,020	34,624,411	[1,3,4,5]
TIDI Legacy Products, Inc.	Revolver	9.32%	SOFR	500	12/19/2029	USD	5,021,658	(63,367)	(29,689)[1,3,4,5,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	2,608,696	(37,396)	(19,952)[1,2,3]
Tivity Health, Inc.	First Lien Term Loan	9.16%	SOFR	500	6/28/2029	USD	68,693,625	68,182,970	68,693,625	[1,3,4]
Top RX, LLC	First Lien Term Loan	9.28%	SOFR	525	12/18/2029	USD	11,360,660	11,161,660	11,162,374	[1,3,4]
Top RX, LLC	Revolver	9.45%	SOFR	525	12/18/2029	USD	1,332,587	210,623	209,944	[1,3,4,6]
TPC Holdco, LLC	Second Lien Term Loan	12.40%, 2.50% PIK	SOFR	800	3/29/2028	USD	5,054,394	5,007,013	4,959,101	[1,3,4,9]
Troy Practice Management, LLC	Delayed Draw	10.14%	SOFR	615	11/25/2025	USD	2,685,357	2,665,568	2,685,357	[1,3,4]
Troy Practice Management, LLC	First Lien Term Loan	10.14%	SOFR	615	11/25/2025	USD	4,475,615	4,412,783	4,475,615	[1,3,4]
Troy Practice Management, LLC	Revolver	10.14%	SOFR	615	11/25/2025	USD	591,133	386,885	394,089	[1,3,4,6]
TurningPoint Healthcare Solutions, LLC	Revolver	9.01%	SOFR	475	7/14/2027	USD	1,816,523	1,812,332	1,812,332	[1,3,4,5,6]
U.S. Urology Partners, LLC	Delayed Draw	1.00%			4/8/2032	USD	330,351	(3,993)	(3,857)[1,2,3,5]
U.S. Urology Partners, LLC	First Lien Term Loan	8.50%	SOFR	475	4/8/2032	USD	1,376,465	1,360,106	1,360,396	[1,3,4,5]
U.S. Urology Partners, LLC	Revolver	0.50%			4/8/2032	USD	169,833	(1,980)	(1,983)[1,2,3,5]
UEW Acquisition, LLC	First Lien Term Loan	9.73%	SOFR	550	8/13/2030	USD	7,368,421	7,260,136	7,257,895	[1,3,4]
UEW Acquisition, LLC	Revolver	0.50%			8/13/2030	USD	631,579	(9,226)	(9,474)[1,2,3]
United Digestive MSO Parent, LLC	Delayed Draw	10.04%	SOFR	575	3/30/2029	USD	2,229,155	126,807	158,248	[1,3,4,6]
United Digestive MSO Parent, LLC	Delayed Draw	9.73%	SOFR	575	3/30/2029	USD	3,177,851	185,762	226,044	[1,3,4,5,6]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	14,325,000	(122,002)	(63,696)[1,2,3]
United Digestive MSO Parent, LLC	First Lien Term Loan	9.75%	SOFR	575	3/30/2029	USD	20,115,408	19,674,956	20,025,966	[1,3,4,5]
United Digestive MSO Parent, LLC	Revolver	10.07%	SOFR	575	3/30/2029	USD	3,001,286	1,219,057	1,237,395	[1,3,4,5,6]
United Digestive MSO Parent, LLC	Revolver	0.50%			3/30/2029	USD	4,615,500	(27,819)	(20,523)[1,2,3]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	10.07%	SOFR	575	7/15/2028	USD	8,048,276	7,968,195	7,891,698	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	10.07%	SOFR	575	7/15/2028	USD	1,724,138	$1,252,226	$1,230,825	[1,3,4,6]
Universal Marine Medical Supply International, LLC	Delayed Draw	10.82%	SOFR	650	3/7/2029	USD	4,588,500	4,510,155	4,537,531	[1,3,4]
Universal Marine Medical Supply International, LLC	First Lien Term Loan	10.57%	SOFR	650	3/7/2029	USD	7,278,000	7,155,404	7,197,156	[1,3,4]
Universal Marine Medical Supply International, LLC	Revolver	10.63%	SOFR	650	3/7/2029	USD	625,000	427,387	428,593	[1,3,4,6]
Universal Marine Medical Supply International, LLC	Revolver	10.49%	SOFR	650	3/7/2029	USD	259,000	218,650	219,559	[1,3,4,6]
Unlimited Technology Holdings, LLC	First Lien Term Loan	8.50%	SOFR	475	3/12/2032	USD	17,614,700	17,531,383	17,526,626	[1,3,4,5]
Unlimited Technology Holdings, LLC	Revolver	0.50%			3/12/2032	USD	2,348,627	(10,886)	(11,743)[1,2,3,5]
Urology Management Holdings, Inc.	Delayed Draw	9.66%	SOFR	550	6/15/2026	USD	14,418,257	14,248,171	14,320,966	[1,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	9.66%	SOFR	550	6/15/2026	USD	4,922,320	4,875,373	4,889,105	[1,3,4]
Urology Management Holdings, Inc.	Revolver	0.50%			6/15/2026	USD	1,190,476	(23,810)	(8,033)[1,2,3,5]
Urology Management Holdings, Inc.	Delayed Draw	9.66%	SOFR	550	6/15/2027	USD	3,224,527	3,039,664	3,202,446	[1,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	9.66%	SOFR	550	6/15/2027	USD	6,370,000	6,265,900	6,326,379	[1,3,4]
USHV Management, LLC	Revolver	0.50%			9/8/2031	USD	1,647,698	(16,432)	(16,477)[1,2,3,5]
USHV Management, LLC	Delayed Draw	1.00%			9/8/2032	USD	3,048,241	(30,412)	(30,482)[1,2,3,5]
USHV Management, LLC	First Lien Term Loan	9.13%	SOFR	500	9/8/2032	USD	9,886,186	9,787,488	9,787,324	[1,3,4,5]
Vardiman Black Holdings, LLC	Delayed Draw	11.23%, 6.23% PIK		700	3/18/2027	USD	4,449,207	4,238,715	3,928,032	[1,3,4,6,9]
Vardiman Black Holdings, LLC	First Lien Term Loan	11.23%, 6.23% PIK		700	3/18/2027	USD	37,884,289	37,884,289	34,967,698	[1,3,4,9]
Vaxcare LLC	First Lien Term Loan	8.36%	SOFR	450	6/17/2032	USD	1,492,647	1,478,166	1,479,583	[1,3,4]
Vaxcare LLC	Revolver	0.50%			6/17/2032	USD	250,000	(2,399)	(2,188)[1,2,3]
Vermont AUS PTY LTD	Delayed Draw	9.38%	BBSY	575	3/23/2028	AUD	10,321,841	7,016,516	6,829,777	[1,3,4,7]
Vermont AUS PTY LTD	First Lien Term Loan	9.38%	BBSY	575	3/23/2028	AUD	10,536,202	7,703,697	6,971,615	[1,3,4,7]
VetEvolve Holdings, LLC	Delayed Draw	9.66%	SOFR	550	10/12/2028	USD	42,587,220	27,343,517	27,711,745	[1,3,4,5,6]
VetEvolve Holdings, LLC	First Lien Term Loan	10.06%	SOFR	575	10/12/2028	USD	16,714,267	16,409,751	16,547,125	[1,3,4,5]
VetEvolve Holdings, LLC	First Lien Term Loan	9.66%	SOFR	550	10/12/2028	USD	3,060,444	3,031,597	3,029,840	[1,3,4,5]
Viant Medical Holdings, Inc.	Delayed Draw	10.60%	SOFR	650	10/29/2032	USD	158,144	89,857	85,592	[1,3,4,6]
Viant Medical Holdings, Inc.	Second Lien Term Loan	10.66%	SOFR	650	10/29/2032	USD	1,549,810	1,499,513	1,458,728	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Health Care (Continued)
Vital Care Buyer, LLC	First Lien Term Loan	8.50%	SOFR	450	7/30/2031	USD	36,316,128	$35,996,606	$36,220,054	[1,3,4,5]
Vital Care Buyer, LLC	Revolver	0.50%			7/30/2031	USD	4,780,260	(40,187)	(12,646)[1,2,3,5]
VPP Intermediate Holdings, LLC	Delayed Draw	9.41%	SOFR	525	12/1/2027	USD	4,698,160	877,369	885,695	[1,3,4,5,6]
WCAS XIII Primary Care Investors III, L.P	First Lien Term Loan	10.55%	SOFR	625	12/31/2029	USD	4,100,000	4,021,657	4,029,714	[1,3,4]
WCAS XIII Primary Care Investors III, L.P	First Lien Term Loan	10.25%	SOFR	625	12/31/2029	USD	2,000,000	1,960,100	1,960,000	[1,3,4]
WCAS XIV Primary Care Investors III, L.P.	First Lien Term Loan	10.55%	SOFR	625	12/31/2032	USD	3,800,000	3,725,706	3,732,863	[1,3,4]
WCAS XIV Primary Care Investors III, L.P.	First Lien Term Loan	10.25%	SOFR	625	12/31/2032	USD	2,800,000	2,744,069	2,744,000	[1,3,4]
Web PT, Inc.	First Lien Term Loan	10.55%	SOFR	625	1/18/2028	USD	8,977,500	8,878,748	8,960,038	[1,3,4]
Web PT, Inc.	Revolver	10.55%	SOFR	625	1/18/2028	USD	1,312,500	816,964	814,411	[1,3,4,6]
Western Veterinary Partners, LLC	Delayed Draw	9.25%	SOFR	525	10/29/2027	USD	12,502,265	12,372,770	12,367,121	[1,3,4,5,6]
Western Veterinary Partners, LLC	First Lien Term Loan	9.25%	SOFR	525	10/29/2027	USD	4,146,123	4,102,053	4,101,305	[1,3,4,5]
Wildcats Purchaser LLC	Delayed Draw	9.00%	SOFR	500	5/8/2031	USD	10,111,743	577,152	573,000	[1,3,4,6]
Wildcats Purchaser LLC	First Lien Term Loan	9.00%	SOFR	500	5/8/2031	USD	10,755,148	10,627,336	10,620,708	[1,3,4]
Wildcats Purchaser LLC	Revolver	0.50%			5/8/2031	USD	3,869,048	(45,227)	(48,363)[1,2,3]
Wisdom Purchaser, LLC	First Lien Term Loan	8.82%	SOFR	450	7/24/2032	USD	18,125,000	18,125,000	18,125,000	[1,3,4]
Wisdom Purchaser, LLC	Revolver	0.50%			7/24/2032	USD	1,875,000	—	—	[1,2,3]
Xeris Pharmaceuticals, Inc.	Delayed Draw	10.95%	SOFR	695	3/5/2029	USD	8,333,333	8,000,000	8,246,251	[1,3,4,5]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	10.95%	SOFR	695	3/5/2029	USD	16,666,667	16,178,510	16,492,503	[1,3,4,5]
Xifin, Inc.	First Lien Term Loan	9.00%	SOFR	500	7/31/2031	USD	4,026,597	3,987,166	3,986,331	[1,3,4]
Xifin, Inc.	Revolver	0.50%			7/31/2031	USD	1,148,106	(11,165)	(11,481)[1,2,3]
Zavation Medical Products, LLC	First Lien Term Loan	10.18%	SOFR	575	6/30/2028	USD	1,761,188	1,748,075	1,740,141	[1,3,4]
Zavation Medical Products, LLC	First Lien Term Loan	9.85%	SOFR	575	6/30/2028	USD	12,454,054	12,298,378	12,305,220	[1,3,4]
Zavation Medical Products, LLC	Revolver	9.84%	SOFR	575	6/30/2028	USD	2,027,027	2,022,119	2,002,803	[1,3,4]
								5,210,052,819	5,180,448,847
Industrials — 9.9%
Accel International Holdings, Inc.	First Lien Term Loan	8.81%	SOFR	450	4/24/2032	USD	32,466,216	32,311,173	32,303,885	[1,3,4]
Accel International Holdings, Inc.	Revolver	0.50%			4/24/2032	USD	7,721,299	(36,240)	(38,607)[1,2,3]
Accelevation LLC	Delayed Draw	8.55%	SOFR	450	1/2/2031	USD	5,923,076	414,209	392,248	[1,3,4,6]
Accelevation LLC	First Lien Term Loan	8.63%	SOFR	450	1/2/2031	USD	15,794,872	15,580,275	15,514,097	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Accelevation LLC	Revolver	8.55%	SOFR	450	1/2/2031	USD	3,948,718	$1,475,169	$1,456,644	[1,3,4,6]
Accurate Finance Sub, LLC	Delayed Draw	1.00%			9/2/2032	USD	1,575,000	(15,662)	(15,750)[1,2,3,5]
Accurate Finance Sub, LLC	First Lien Term Loan	9.03%	SOFR	475	9/2/2032	USD	2,887,500	2,858,859	2,858,625	[1,3,4,5]
Accurate Finance Sub, LLC	Revolver	0.50%			9/2/2032	USD	787,500	(7,787)	(7,875)[1,2,3,5]
Accurus Aerospace Corporation	First Lien Term Loan	10.23%	SOFR	575	4/5/2028	USD	1,940,000	1,922,520	1,878,965	[1,3,4]
Accurus Aerospace Corporation	First Lien Term Loan	10.22%	SOFR	575	4/5/2028	USD	7,760,046	7,690,172	7,515,903	[1,3,4]
ACP Oak Buyer, Inc.	Delayed Draw	1.00%			6/12/2031	USD	7,042,254	(34,346)	(25,218)[1,2,3]
ACP Oak Buyer, Inc.	First Lien Term Loan	9.17%	SOFR	500	6/12/2031	USD	14,788,732	14,717,570	14,735,776	[1,3,4]
ACP Oak Buyer, Inc.	Revolver	0.50%			6/12/2031	USD	3,169,014	(15,057)	(11,348)[1,2,3]
AeriTek Global Holdings LLC	First Lien Term Loan	10.70%	SOFR	650	8/27/2030	USD	3,343,656	3,294,205	3,293,501	[1,3,4,5]
AeriTek Global Holdings LLC	Revolver	10.70%	SOFR	650	8/27/2030	USD	361,009	117,106	117,014	[1,3,4,5,6]
Aero Operating LLC	Incremental Term Loan	10.50%, 2.00% PIK	PRIME	700	2/7/2026	USD	14,900,677	14,849,589	14,610,787	[1,3,4,9]
AirX Climate Solutions, Inc.	Delayed Draw	9.20%	SOFR	500	11/7/2029	USD	2,295,512	2,266,885	2,294,492	[1,3,4]
AirX Climate Solutions, Inc.	Delayed Draw	1.00%			11/7/2029	USD	10,067,114	(133,812)	(4,472)[1,2,3]
AirX Climate Solutions, Inc.	First Lien Term Loan	9.20%	SOFR	500	11/7/2029	USD	11,253,775	11,116,351	11,248,776	[1,3,4]
AirX Climate Solutions, Inc.	Revolver	0.50%			11/7/2029	USD	1,258,389	(14,200)	(433)[1,2,3]
Albion Fortress Intermediate Holdings LLC	First Lien Term Loan	7.65%	EURIBOR	575	7/31/2031	EUR	20,000,000	22,251,841	22,878,838	[1,3,4,7]
Apex Service Partners, LLC	Revolver	9.20%	SOFR	500	10/24/2029	USD	2,826,556	2,474,196	2,511,944	[1,3,4,5,6]
Apex Service Partners, LLC	Revolver	8.31%	SOFR	400	10/24/2029	USD	391,439	323,457	329,873	[1,3,4,5,6]
Apex Service Partners, LLC	Revolver	0.50%			10/24/2029	USD	1,511,233	—	(5,056)[1,2,3]
Apex Service Partners, LLC	Delayed Draw	9.20%	SOFR	500	10/24/2030	USD	23,937,728	23,445,833	23,828,787	[1,3,4,5,6]
Apex Service Partners, LLC	First Lien Term Loan	9.20%	SOFR	500	10/24/2030	USD	56,828,581	55,378,303	56,583,470	[1,3,4,5,6]
Apex Service Partners, LLC	Delayed Draw	9.31%	SOFR	500	4/29/2032	USD	25,080,607	13,985,740	14,126,665	[1,3,4,6]
Apex Service Partners, LLC	First Lien Term Loan	9.31%	SOFR	500	4/29/2032	USD	7,204,999	7,137,173	7,176,567	[1,3,4]
Arcfield Acquisition Corp.	First Lien Term Loan	9.31%	SOFR	500	10/28/2031	USD	2,257,949	2,252,845	2,263,490	[1,3,4]
Armada Parent, Inc.	First Lien Term Loan	9.45%	SOFR	525	10/29/2027	USD	28,819,683	28,681,871	28,714,698	[1,3,4,5]
Armada Parent, Inc.	Delayed Draw	1.00%			10/29/2030	USD	421,496	(4,095)	(3,646)[1,2,3,5]
Armada Parent, Inc.	Revolver	9.41%	SOFR	525	10/29/2030	USD	2,400,000	588,670	591,257	[1,3,4,5,6]
Armada Parent, Inc.	Revolver	0.50%			10/29/2030	USD	1,011,591	(4,769)	(3,685)[1,2,3,5]
Arrowhead Holdco Company	First Lien Term Loan	9.40%, 2.75% PIK	SOFR	525	8/31/2028	USD	5,037,807	4,988,809	3,734,083	[1,3,4,5,9]
Arrowhead Holdco Company	First Lien Term Loan	7.78%, 2.75% PIK	EURIBOR	575	8/31/2028	EUR	15,593,755	15,473,535	13,316,671	[1,3,4,7,9]
Associated Spring US, LLC	Delayed Draw	10.01%	SOFR	575	4/4/2030	USD	5,391,850	705,138	776,426	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Associated Spring US, LLC	Delayed Draw	9.88%	SOFR	575	4/4/2030	USD	6,237,827	$6,134,726	$6,262,778	[1,3,4]
Associated Spring US, LLC	First Lien Term Loan	10.01%	SOFR	575	4/4/2030	USD	10,753,179	10,578,927	10,696,486	[1,3,4]
Associated Spring US, LLC	First Lien Term Loan	9.88%	SOFR	575	4/4/2030	USD	7,028,276	6,904,110	6,991,221	[1,3,4]
Associated Spring US, LLC	Revolver	0.50%			4/4/2030	USD	2,181,818	(32,768)	(11,503)[1,2,3]
Blackbird Purchaser, Inc.	Revolver	9.50%	SOFR	550	12/19/2029	USD	5,526,420	3,788,839	3,868,494	[1,3,4,5,6]
Blackbird Purchaser, Inc.	Delayed Draw	9.50%	SOFR	550	12/19/2030	USD	6,767,520	3,871,637	3,986,756	[1,3,4,5,6]
Blackbird Purchaser, Inc.	First Lien Term Loan	9.50%	SOFR	550	12/19/2030	USD	36,923,644	36,322,297	36,923,644	[1,3,4,5]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	9.40%	SOFR	525	9/17/2026	USD	1,165,647	204,624	213,202	[1,3,4,5,6]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	9.40%	SOFR	525	9/17/2026	USD	1,012,789	1,004,765	1,007,475	[1,3,4,5]
BlackHawk Industrial Distribution, Inc.	Revolver	9.40%	SOFR	525	9/17/2026	USD	192,017	89,557	90,201	[1,3,4,5,6]
BP Purchaser, LLC	First Lien Term Loan	9.80%	SOFR	550	12/10/2028	USD	13,327,397	13,187,699	11,723,966	[1,3,4]
BPCP NSA Intermedco, Inc.	Delayed Draw	8.91%	SOFR	475	5/17/2030	USD	2,899,216	1,605,754	1,643,402	[1,3,4,6]
BPCP NSA Intermedco, Inc.	First Lien Term Loan	8.91%	SOFR	475	5/17/2030	USD	8,243,928	8,142,362	8,150,375	[1,3,4]
BPCP NSA Intermedco, Inc.	Revolver	0.50%			5/17/2030	USD	1,265,823	(14,712)	—	[1,2,3]
BradyIFS Holdings, LLC	Delayed Draw	9.31%	SOFR	500	10/31/2029	USD	2,926,730	2,158,479	2,197,430	[1,3,4,5,6]
BradyIFS Holdings, LLC	First Lien Term Loan	9.31%	SOFR	500	10/31/2029	USD	29,575,745	29,154,450	29,518,216	[1,3,4,5]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	2,028,774	(29,022)	(3,946)[1,2,3,5]
British Engineering Services Holdco Limited	First Lien Term Loan	11.98%, 3.28% PIK	SONIA	728	12/2/2027	GBP	413,420	554,362	521,791	[1,3,4,7,9]
British Engineering Services Holdco Limited	Revolver	11.49%, 3.28% PIK	SONIA	728	12/2/2027	GBP	992,208	1,330,470	1,252,298	[1,3,4,7,9]
Caldwell & Gregory LLC	Delayed Draw	8.75%	SOFR	475	9/30/2030	USD	4,495,875	3,159,747	3,191,886	[1,3,4,6]
Caldwell & Gregory LLC	First Lien Term Loan	8.75%	SOFR	475	9/30/2030	USD	22,331,250	22,039,149	22,187,267	[1,3,4]
Caldwell & Gregory LLC	Revolver	0.50%			9/30/2030	USD	3,000,000	(37,540)	(19,343)[1,2,3]
Carbon TopCo, Inc.	Revolver	0.50%			5/1/2030	USD	2,739,726	(45,829)	(44,361)[1,2,3]
Carbon TopCo, Inc.	First Lien Term Loan	10.11%	SOFR	600	11/1/2030	USD	19,215,173	18,873,999	18,870,098	[1,3,4]
Chambertin Capital Limited	First Lien Term Loan	11.14%	SONIA	675	6/20/2030	GBP	14,857,298	20,096,439	19,980,228	[1,3,4,7]
Cinelease, LLC	Revolver	11.63%	SOFR	750	8/7/2030	USD	10,736,524	7,724,647	7,719,540	[1,3,4,6]
Climate Pros, LLC	Delayed Draw	10.16%	SOFR	600	1/24/2026	USD	49,650,078	32,885,721	33,150,077	[1,3,4,6]
CMG Holdco, LLC	Delayed Draw	1.00%			10/31/2030	USD	836,619	(7,743)	(8,366)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
CMG Holdco, LLC	Delayed Draw	1.00%			11/20/2030	USD	1,662,444	$(16,309)	$(16,624)[1,2,3,5]
CMG Holdco, LLC	Revolver	8.52%	SOFR	450	11/20/2030	USD	208,106	5,802	5,723	[1,3,4,5,6]
Cobham Holdings Inc.	First Lien Term Loan	8.94%	SOFR	500	1/9/2030	USD	479,420	477,120	477,023	[1,3,4]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	2,343,750	(70,312)	(11,719)[1,2,3]
Cobham Holdings, Inc.	First Lien Term Loan	9.19%	SOFR	500	1/9/2030	USD	22,146,484	21,684,941	22,035,752	[1,3,4]
Comar Holding Company, LLC	Delayed Draw	10.78%, 4.75% PIK	SOFR	675	9/17/2026	USD	840,342	832,718	605,046	[1,3,4,9]
Comar Holding Company, LLC	First Lien Term Loan	10.78%, 4.75% PIK	SOFR	675	9/17/2026	USD	5,342,167	5,331,755	3,846,360	[1,3,4,9]
Concert Bidco Limited	First Lien Term Loan	10.79%	SONIA	678	11/30/2027	GBP	4,528,275	5,540,193	5,990,551	[1,3,4,7]
Consor Intermediate II, LLC	Delayed Draw	8.50%	SOFR	450	5/10/2031	USD	18,405,633	6,669,631	6,813,380	[1,3,4,6]
Consor Intermediate II, LLC	First Lien Term Loan	8.50%	SOFR	450	5/10/2031	USD	13,957,130	13,887,470	13,957,130	[1,3,4]
Consor Intermediate II, LLC	Revolver	8.50%	SOFR	450	5/10/2031	USD	5,239,436	4,160,442	4,191,549	[1,3,4,6]
Continental Acquisition Holdings, Inc.	Delayed Draw	11.15% PIK	SOFR	700	1/20/2027	USD	2,771,894	2,719,372	1,527,314	[1,3,4,9]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	11.15% PIK	SOFR	700	1/20/2027	USD	7,524,206	7,454,504	4,145,837	[1,3,4,9]
CSAFE Acquisition Company, Inc.	Delayed Draw	9.95%	SOFR	575	12/14/2028	USD	272,991	270,572	275,721	[1,3,4,5]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	9.95%	SOFR	575	12/14/2028	GBP	2,657,757	3,448,487	3,609,918	[1,3,4,5,7]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	9.95%	SOFR	575	12/14/2028	USD	15,784,277	15,875,248	15,942,121	[1,3,4,5]
CSAFE Acquisition Company, Inc.	Delayed Draw	9.95%	SOFR	575	3/8/2029	USD	537,624	533,444	543,000	[1,3,4,5]
CSAFE Acquisition Company, Inc.	Revolver	9.95%	SOFR	575	3/8/2029	USD	1,967,865	1,967,865	1,967,865	[1,3,4,5]
Damotech Parent LLC	Delayed Draw	1.00%			9/24/2031	USD	4,659,847	(46,525)	(46,598)[1,2,3]
Damotech Parent LLC	First Lien Term Loan	8.50%	SOFR	450	9/24/2031	USD	4,079,748	4,039,049	4,038,951	[1,3,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	8.40%	SOFR	425	3/25/2028	USD	21,120,000	21,009,618	20,688,835	[1,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	8.40%	SOFR	425	3/25/2028	USD	2,518,851	2,474,221	2,467,945	[1,4]
Diverzify Intermediate LLC	Delayed Draw	1.00%			5/11/2027	USD	17,142,857	(180,255)	(599,691)[1,2,3]
Diverzify Intermediate LLC	First Lien Term Loan	10.07%	SOFR	575	5/11/2027	USD	32,610,714	32,241,723	31,469,927	[1,3,4]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/15/2031	USD	12,706,045	(119,451)	(56,497)[1,2,3,5]
Duro Dyne National Corp.	First Lien Term Loan	8.91%	SOFR	475	11/15/2031	USD	70,877,536	70,231,858	70,562,381	[1,3,4,5]
Duro Dyne National Corp.	Revolver	11.50%	PRIME	400	11/15/2031	USD	2,837,622	807,134	819,754	[1,3,4,5,6]
Duro Dyne National Corp.	Revolver	11.00%	PRIME	375	11/15/2031	USD	9,868,421	374,001	416,647	[1,3,4,6]
Dwyer Instruments, LLC	Delayed Draw	8.75%	SOFR	475	7/21/2027	USD	1,889,005	1,846,503	1,886,276	[1,3,4,5]
Dwyer Instruments, LLC	First Lien Term Loan	8.75%	SOFR	475	7/21/2027	USD	16,598,966	16,357,860	16,574,984	[1,3,4,5]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	7/21/2027	USD	2,877,190	229,976	227,874	[1,3,4,5,6]
Dwyer Instruments, LLC	Delayed Draw	8.75%	SOFR	475	7/21/2029	USD	2,277,762	2,234,922	2,274,472	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Dwyer Instruments, LLC	Delayed Draw	1.00%			7/21/2029	USD	984,420	$(9,349)	$(1,422)[1,2,3]
Dwyer Instruments, LLC	First Lien Term Loan	8.75%	SOFR	475	7/21/2029	USD	18,273,117	18,085,221	18,246,716	[1,3,4]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	7/21/2029	USD	2,395,868	309,966	327,764	[1,3,4,6]
Dwyer Instruments, LLC	Delayed Draw	1.00%			11/20/2032	USD	372,319	(3,528)	(538)[1,2,3]
Dwyer Instruments, LLC	First Lien Term Loan	8.75%	SOFR	475	11/20/2032	USD	3,108,048	3,079,302	3,103,557	[1,3,4]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	11/20/2032	USD	35,355	34,239	34,511	[1,3,4,6]
Dwyer Instruments, LLC	Revolver	0.50%			11/20/2032	USD	214,645	(1,915)	(310)[1,2,3]
Echo Global Logistics, Inc.	Second Lien Term Loan	11.51%	SOFR	725	11/23/2029	USD	8,000,000	7,888,000	7,336,153	[1,3,4]
EIS Legacy Holdco, LLC	Revolver	0.50%			11/5/2030	USD	250,000	(2,183)	(1,850)[1,2,3]
EIS Legacy Holdco, LLC	Delayed Draw	8.82%	SOFR	450	11/5/2031	USD	852,274	405,352	406,817	[1,3,4,6]
EIS Legacy Holdco, LLC	First Lien Term Loan	8.82%	SOFR	450	11/5/2031	USD	1,780,824	1,764,696	1,767,614	[1,3,4]
Elk Bidco, Inc.	Delayed Draw	1.00%			6/14/2032	USD	3,334,915	(8,337)	(8,337)[1,2,3,5]
Elk Bidco, Inc.	First Lien Term Loan	8.50%	SOFR	450	6/14/2032	USD	13,479,540	13,546,546	13,546,938	[1,3,4,5]
Elk Bidco, Inc.	Revolver	0.50%			6/14/2032	USD	3,001,423	(7,446)	(7,504)[1,2,3,5]
EShipping LLC	First Lien Term Loan	9.16%	SOFR	500	11/5/2027	USD	2,992,701	2,966,958	2,992,701	[1,3,4]
Excelitas Technologies Corp.	Delayed Draw	1.00%			8/12/2029	USD	1,945,304	(25,436)	—	[1,2,3,5]
Fastener Distribution Holdings, LLC	Delayed Draw	8.75%	SOFR	475	11/4/2031	USD	787,352	296,220	297,687	[1,3,4,6]
Fastener Distribution Holdings, LLC	First Lien Term Loan	8.75%	SOFR	475	11/4/2031	USD	2,095,636	2,076,646	2,080,098	[1,3,4]
Fire Flow Intermediate Corporation	First Lien Term Loan	9.31%	SOFR	500	7/10/2031	USD	30,000,000	29,723,344	30,027,000	[1,3,4,5]
Flint OpCo, LLC	Delayed Draw	8.91%	SOFR	475	8/15/2030	USD	3,207,472	2,002,807	1,998,892	[1,3,4,5,6]
Flint OpCo, LLC	Delayed Draw	8.83%	SOFR	475	8/15/2030	USD	2,702,292	2,632,034	2,675,269	[1,3,4,5]
Flint OpCo, LLC	Delayed Draw	1.00%			8/15/2030	USD	8,363,404	(72,031)	(83,634)[1,2,3,5]
Flint OpCo, LLC	First Lien Term Loan	8.91%	SOFR	475	8/15/2030	USD	6,402,101	6,270,736	6,338,080	[1,3,4,5]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,026,252	(26,683)	(10,263)[1,2,3,5]
Flow Control Solutions, Inc.	First Lien Term Loan	8.99%	SOFR	500	3/31/2028	USD	1,243,903	1,218,640	1,227,047	[1,3,4,5]
Flow Control Solutions, Inc.	Revolver	9.33%	SOFR	500	3/31/2028	USD	420,949	140,255	134,467	[1,3,4,5,6]
Flow Control Solutions, Inc.	Delayed Draw	8.99%	SOFR	500	3/31/2029	USD	1,515,042	344,506	342,957	[1,3,4,5,6]
Flow Control Solutions, Inc.	Revolver	9.01%	SOFR	500	3/31/2029	USD	806,286	131,211	129,168	[1,3,4,5,6]
Flow Intermediate II, LLC	Delayed Draw	1.00%			8/29/2031	USD	4,945,946	(24,730)	(24,730)[1,2,3]
Flow Intermediate II, LLC	First Lien Term Loan	8.50%	SOFR	450	8/29/2031	USD	22,256,757	22,091,545	22,089,831	[1,3]
Flow Intermediate II, LLC	Revolver	8.50%	SOFR	450	8/29/2031	USD	3,297,297	16,822	16,486	[1,3,4,6]
FLS Holding, Inc.	Revolver	9.73%	SOFR	525	12/17/2027	USD	2,000,000	1,935,004	1,749,987	[1,3,4,6]
FLS Holding, Inc.	Delayed Draw	9.52%	SOFR	525	12/17/2028	USD	4,875,000	4,777,500	4,326,531	[1,3,4]
FLS Holding, Inc.	First Lien Term Loan	9.51%	SOFR	525	12/17/2028	USD	22,425,000	22,177,990	19,902,040	[1,3,4]
Fortis Solutions Group, LLC	Revolver	9.60%	SOFR	550	10/15/2027	USD	2,787,568	649,903	696,892	[1,3,4,6]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Fortis Solutions Group, LLC	Delayed Draw	9.60%	SOFR	550	10/15/2028	USD	9,621,316	$4,607,695	$4,744,649	[1,3,4,6]
Fortis Solutions Group, LLC	First Lien Term Loan	9.60%	SOFR	550	10/15/2028	USD	20,618,261	20,339,402	20,618,261	[1,3,4]
Frontline Road Safety Operations, LLC	Delayed Draw	8.91%, 2.00% PIK	SOFR	475	3/4/2031	USD	4,354,780	4,334,017	4,333,006	[1,3,4,5,9]
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.91%, 2.00% PIK	SOFR	475	3/4/2031	USD	14,944,405	14,944,405	14,869,683	[1,3,4,5,9]
Frontline Road Safety Operations, LLC	Revolver	8.91%, 2.00% PIK	SOFR	475	3/4/2031	USD	2,531,715	2,181,612	2,186,768	[1,3,4,5,6,9]
Frontline Road Safety Operations, LLC	Delayed Draw	8.91%, 2.00% PIK	SOFR	475	3/4/2032	USD	1,126,593	1,041,980	1,047,153	[1,3,4,5,6,9]
Frontline Road Safety Operations, LLC	First Lien Term Loan	8.91%, 2.00% PIK	SOFR	475	3/4/2032	USD	928,206	914,884	918,888	[1,3,4,5,6,9]
Frontline Road Safety Operations, LLC	Revolver	8.91%, 2.00% PIK	SOFR	475	3/4/2032	USD	228,880	70,866	71,811	[1,3,4,5,6,9]
Geo TopCo Corporation	Delayed Draw	11.25%	PRIME	750	10/15/2031	USD	26,280,125	12,746,056	13,205,763	[1,3,4,5,6]
Geo TopCo Corporation	First Lien Term Loan	8.85%	SOFR	475	10/15/2031	USD	64,768,483	64,556,121	65,578,089	[1,3,4,5]
Geo TopCo Corporation	Revolver	8.95%	SOFR	475	10/15/2031	USD	9,855,096	3,219,138	3,285,032	[1,3,4,5,6]
GMES, LLC	Delayed Draw	1.00%			9/9/2031	USD	6,382,979	(79,395)	(79,787)[1,2,3]
GMES, LLC	First Lien Term Loan	9.33%	SOFR	525	9/9/2031	USD	39,361,702	38,873,301	38,869,681	[1,3,4]
GMES, LLC	Revolver	0.50%			9/9/2031	USD	4,255,319	(52,663)	(53,191)[1,2,3]
Graffiti Buyer, Inc.	Delayed Draw	9.91%	SOFR	550	8/10/2027	USD	1,258,807	272,914	236,013	[1,3,4,5,6]
Graffiti Buyer, Inc.	Delayed Draw	9.66%	SOFR	550	8/10/2027	USD	4,965,610	4,893,257	4,756,719	[1,3,4]
Graffiti Buyer, Inc.	First Lien Term Loan	9.91%	SOFR	550	8/10/2027	USD	10,872,046	10,749,736	10,414,687	[1,3,4]
Graffiti Buyer, Inc.	First Lien Term Loan	9.80%	SOFR	550	8/10/2027	USD	1,382,021	1,367,052	1,323,883	[1,3,4,5]
Graffiti Buyer, Inc.	Revolver	9.68%	SOFR	550	8/10/2027	USD	2,522,321	210,202	104,086	[1,3,4,6]
Graffiti Buyer, Inc.	Delayed Draw	9.91%	SOFR	550	4/29/2030	USD	4,203,869	919,437	790,044	[1,3,4,6]
Graffiti Buyer, Inc.	First Lien Term Loan	9.80%	SOFR	550	4/29/2030	USD	4,598,717	4,556,386	4,405,261	[1,3,4]
Ground Penetrating Radar Systems, LLC	Delayed Draw	8.50%	SOFR	450	1/2/2032	USD	4,455,447	522,161	524,485	[1,3,4,6]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	8.50%	SOFR	450	1/2/2032	USD	23,168,316	22,954,733	22,960,983	[1,3,4]
Ground Penetrating Radar Systems, LLC	Revolver	8.50%	SOFR	450	1/2/2032	USD	2,376,239	1,226,108	1,226,261	[1,3,4,6]
GS Seer Group Borrower LLC	Revolver	0.50%			4/28/2029	USD	733,945	(25,345)	(19,786)[1,2,3]
GS Seer Group Borrower LLC	Delayed Draw	10.75%	SOFR	675	4/28/2030	USD	2,728,175	2,255,390	2,262,969	[1,3,4,6]
GS Seer Group Borrower LLC	First Lien Term Loan	10.75%	SOFR	675	4/28/2030	USD	6,383,486	6,240,712	6,211,394	[1,3,4]
Harvey Tool Company, LLC	Delayed Draw	1.00%			8/6/2032	USD	249,317	(1,240)	(1,247)[1,2,3,5]
Harvey Tool Company, LLC	First Lien Term Loan	8.91%	SOFR	475	8/6/2032	USD	2,189,456	2,178,598	2,178,508	[1,3,4,5]
Harvey Tool Company, LLC	First Lien Term Loan	6.91%	EURIBOR	500	8/6/2032	EUR	1,363,941	1,583,954	1,593,240	[1,3,4,5,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Harvey Tool Company, LLC	Revolver	0.50%			8/6/2032	USD	253,807	$(1,255)	$(1,269)[1,2,3,5]
HeartLand PPC Buyer, LLC	Delayed Draw	9.25%	SOFR	525	12/12/2029	USD	4,616,470	3,928,859	4,013,200	[1,3,4,5,6]
HeartLand PPC Buyer, LLC	First Lien Term Loan	9.25%	SOFR	525	12/12/2029	USD	22,694,516	22,289,016	22,694,516	[1,3,4,5]
HeartLand PPC Buyer, LLC	Revolver	9.43%	SOFR	525	12/12/2029	USD	5,430,793	4,397,996	4,489,455	[1,3,4,5,6]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.26%	ARR CSA	700	3/31/2030	USD	17,972,293	17,637,225	17,972,293	[1,3,4]
Heniff Holdco, LLC	First Lien Term Loan	10.30%	SOFR	610	12/3/2026	USD	4,512,510	4,512,510	4,512,510	[1,3,4,5]
Heniff Holdco, LLC	Revolver	10.30%	SOFR	610	12/3/2026	USD	1,941,840	1,731,474	1,731,474	[1,3,4,5,6]
High Bar Brands Operating, LLC	Delayed Draw	9.25%	SOFR	525	12/19/2029	USD	3,297,402	1,330,104	1,353,750	[1,3,4,5,6]
High Bar Brands Operating, LLC	First Lien Term Loan	9.25%	SOFR	525	12/19/2029	USD	9,490,748	9,344,701	9,401,067	[1,3,4,5]
High Bar Brands Operating, LLC	Revolver	9.25%	SOFR	525	12/19/2029	USD	1,508,774	370,664	378,025	[1,3,4,5,6]
Horizon Avionics Buyer, LLC	Delayed Draw	1.00%			3/29/2032	USD	4,402,144	(26,227)	(2,396)[1,2,3,5]
Horizon Avionics Buyer, LLC	First Lien Term Loan	8.50%	SOFR	450	3/29/2032	USD	23,331,364	23,316,469	23,318,664	[1,3,4,5]
Horizon Avionics Buyer, LLC	Revolver	8.50%	SOFR	450	3/29/2032	USD	5,608,696	1,751,527	1,791,730	[1,3,4,5,6]
HP RSS Buyer, Inc.	Delayed Draw	9.00%	SOFR	500	12/11/2029	USD	7,195,952	7,084,624	7,145,955	[1,3,4,5]
HP RSS Buyer, Inc.	Delayed Draw	8.92%	SOFR	475	12/11/2029	USD	32,103,340	(130,491)	(139,114)[1,3,4,5,6]
HP RSS Buyer, Inc.	First Lien Term Loan	9.00%	SOFR	500	12/11/2029	USD	8,388,603	8,259,955	8,330,320	[1,3,4,5]
Hydraulic Technologies USA LLC	Revolver	9.50%	SOFR	550	6/3/2030	USD	3,148,500	1,398,146	1,402,808	[1,3,4,5,6]
Hydraulic Technologies USA LLC	First Lien Term Loan	9.50%	SOFR	550	6/3/2031	USD	19,971,230	19,624,877	19,682,605	[1,3,4,5]
ID Images Acquisition	First Lien Term Loan	9.91%	SOFR	575	7/30/2026	USD	14,040,472	13,909,022	13,896,223	[1,3,4]
Ideal Components Acquisition, LLC	Delayed Draw	1.00%			6/30/2032	USD	8,931,298	(87,757)	(89,313)[1,2,3]
Ideal Components Acquisition, LLC	First Lien Term Loan	9.00%	SOFR	500	6/30/2032	USD	48,625,954	48,152,006	48,139,695	[1,3,4]
Ideal Components Acquisition, LLC	Revolver	0.50%			6/30/2032	USD	7,442,748	(71,796)	(74,427)[1,2,3]
Infogain Corporation	First Lien Term Loan	10.01%	SOFR	575	7/30/2028	USD	19,400,000	19,183,662	19,400,000	[1,3,4]
ISC CG Buyer, LLC	Delayed Draw	1.00%			8/29/2031	USD	8,543,305	(84,859)	(85,433)[1,2,3]
ISC CG Buyer, LLC	First Lien Term Loan	8.95%	SOFR	475	8/29/2031	USD	7,646,544	7,570,925	7,570,079	[1,3,4]
ISC CG Buyer, LLC	Revolver	8.95%	SOFR	475	8/29/2031	USD	1,775,701	9,119	8,878	[1,3,4,6]
Jade Bidco Limited	First Lien Term Loan	9.58%	SOFR	525	2/16/2029	USD	20,000,000	19,697,216	19,851,037	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	7.31%	EURIBOR	525	2/16/2029	EUR	2,750,000	2,991,293	3,204,411	[1,3,4,7]
Jade Bidco Limited	First Lien Term Loan	9.58%	SOFR	525	2/21/2029	USD	3,073,604	3,022,505	3,050,711	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	7.31%	EURIBOR	525	2/21/2029	EUR	534,451	644,507	622,764	[1,3,4,7]
Jet Equipment & Tools Ltd.	First Lien Term Loan	7.70%	CORRA	525	12/28/2028	CAD	3,184,000	2,306,969	2,287,849	[1,3,4,7]
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	8.75%	SOFR	475	2/20/2031	USD	2,135,448	562,244	561,723	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
JFL-Atomic Acquisitionco, Inc.	First Lien Term Loan	8.95%	SOFR	475	2/20/2031	USD	4,938,224	$4,869,877	$4,866,857	[1,3,4]
JFL-Atomic Acquisitionco, Inc.	Revolver	0.50%			2/20/2031	USD	667,328	(9,008)	(9,644)[1,2,3]
JSG II, INC	Delayed Draw	1.00%			9/30/2032	USD	5,036,284	(25,181)	(25,181)[1,2,3,5]
JSG II, INC	First Lien Term Loan	8.66%	SOFR	450	9/30/2032	USD	18,188,181	18,097,240	18,097,240	[1,3,4,5]
JSG II, INC	Revolver	8.66%	SOFR	450	9/30/2032	USD	2,163,226	162,242	162,242	[1,3,4,5,6]
Keel Platform, LLC	Delayed Draw	8.75%	SOFR	475	1/19/2031	USD	3,421,767	774,149	815,279	[1,3,4,6]
Keel Platform, LLC	Delayed Draw	1.00%			1/19/2031	USD	4,219,068	—	(4,517)[1,2,3]
Keel Platform, LLC	First Lien Term Loan	8.75%	SOFR	475	1/19/2031	USD	16,768,800	16,635,265	16,750,844	[1,3,4]
Kenco PPC Buyer, LLC	First Lien Term Loan	8.95%	SOFR	475	11/15/2029	USD	16,148,325	16,002,897	16,076,522	[1,3,4,5]
Kenco PPC Buyer, LLC	Revolver	11.25%	PRIME	375	11/15/2029	USD	1,076,557	749,401	754,183	[1,3,4,5,6]
Kleinfelder Intermediate LLC	Revolver	11.25%	PRIME	400	9/18/2028	USD	1,475,410	398,361	398,361	[1,3,4,6]
Kleinfelder Intermediate LLC	Delayed Draw	9.31%	SOFR	500	9/18/2030	USD	2,213,115	1,147,131	1,180,328	[1,3,4,6]
Kleinfelder Intermediate LLC	First Lien Term Loan	9.31%	SOFR	500	9/18/2030	USD	11,113,525	10,982,259	11,113,525	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.80%	SOFR	550	10/19/2028	USD	59,879,091	4,550,918	5,081,835	[1,3,4,6]
KPSKY Acquisition, Inc.	Delayed Draw	9.53%	SOFR	550	10/19/2028	USD	2,443,809	2,400,446	2,215,323	[1,3,4]
KPSKY Acquisition, Inc.	First Lien Term Loan	9.91%	SOFR	550	10/19/2028	USD	21,324,619	21,063,997	19,330,853	[1,3,4]
Lightbeam Bidco, Inc.	Revolver	9.31%	SOFR	500	5/4/2029	USD	934,761	415,968	420,642	[1,3,4,5,6]
Lightbeam Bidco, Inc.	Delayed Draw	9.31%	SOFR	500	5/4/2030	USD	6,166,502	3,150,766	3,230,725	[1,3,4,5,6]
Lightbeam Bidco, Inc.	First Lien Term Loan	9.31%	SOFR	500	5/4/2030	USD	8,659,618	8,497,778	8,659,618	[1,3,4,5]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,810,345	(63,362)	(4,526)[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	8.81%	SOFR	450	2/1/2030	USD	3,013,771	2,987,600	3,006,237	[1,3,4]
LJ Avalon Holdings, LLC	Delayed Draw	8.67%	SOFR	450	2/1/2030	USD	23,114,031	13,046,359	13,213,301	[1,3,4,6]
LJ Avalon Holdings, LLC	First Lien Term Loan	8.46%	SOFR	450	2/1/2030	USD	16,739,571	16,441,955	16,697,722	[1,3,4]
LJ Avalon Holdings, LLC	Revolver	0.50%			8/12/2031	USD	3,842,081	(26,732)	(27,341)[1,2,3]
Lonestar Midco I LLC	First Lien Term Loan	8.75%	SOFR	475	3/17/2031	USD	21,153,846	20,950,132	20,969,137	[1,3,4]
Lonestar Midco I LLC	Revolver	8.75%	SOFR	472	3/17/2031	USD	3,846,154	732,601	735,647	[1,3,4,6]
MAG DS Corp.	First Lien Term Loan	9.60%	SOFR	550	4/1/2027	USD	8,108,104	7,984,895	8,100,233	[1,3,4,10]
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	3,030,303	(53,354)	(17,113)[1,2,3]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(79,526)	(20,535)[1,2,3]
Magneto Components Buyco, LLC	First Lien Term Loan	10.00%	SOFR	600	12/5/2030	USD	18,556,278	18,189,033	18,451,488	[1,3,4]
Mandrake BidCo, Inc.	First Lien Term Loan	8.81%	SOFR	450	8/20/2031	USD	4,254,440	4,216,922	4,251,587	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Mandrake BidCo, Inc.	Revolver	0.50%			8/20/2031	USD	724,000	$(5,896)	$(1,065)[1,2,3]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.13%	ARR CSA	700	6/23/2028	USD	6,879,130	6,805,421	6,057,002	[1,3,4]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.13%	ARR CSA	700	6/23/2028	USD	21,365,530	21,151,875	18,812,126	[1,3,4]
MDC Interior Acquisition, Inc.	First Lien Term Loan	9.23%	SOFR	500	4/26/2030	USD	209,413	207,346	207,318	[1,3,4,5]
MEI Buyer, LLC	Delayed Draw	9.16%	SOFR	500	6/29/2029	USD	2,068,982	2,006,913	2,068,982	[1,3,4,5]
MEI Buyer, LLC	First Lien Term Loan	9.16%	SOFR	500	6/29/2029	USD	14,711,257	14,372,563	14,711,257	[1,3,4,5]
MEI Buyer, LLC	Revolver	9.16%	SOFR	500	6/29/2029	USD	2,287,317	519,845	519,845	[1,3,4,5,6]
Modigent, LLC	Delayed Draw	9.00%	SOFR	500	8/23/2028	USD	479,405	478,372	479,405	[1,3,4,5]
Modigent, LLC	First Lien Term Loan	9.00%	SOFR	500	8/23/2028	USD	691,141	689,650	691,141	[1,3,4,5]
Monarch Landscape Holdings, LLC	Delayed Draw	9.00%	SOFR	500	3/31/2028	USD	3,225,625	3,185,290	3,225,625	[1,3,4,5]
Monarch Landscape Holdings, LLC	First Lien Term Loan	9.00%	SOFR	500	3/31/2028	USD	4,146,228	4,085,636	4,146,228	[1,3,4,5]
Monroe Engineering Group LLC	Delayed Draw	9.25%	SOFR	525	12/20/2028	USD	17,980,920	6,800,696	6,992,458	[1,3,4,6]
Motion & Control Enterprises LLC	Delayed Draw	10.17%	SOFR	600	6/1/2028	USD	8,136,737	7,995,223	8,019,145	[1,3,4,5]
Motion & Control Enterprises LLC	Delayed Draw	1.00%			6/1/2028	USD	2,785,793	(36,446)	(40,260)[1,2,3,5]
Motion & Control Enterprises LLC	First Lien Term Loan	10.17%	SOFR	600	6/1/2028	USD	33,924,680	33,387,555	33,434,400	[1,3,4,5]
Motion & Control Enterprises LLC	Revolver	10.17%	SOFR	600	6/1/2028	USD	1,410,566	1,128,453	1,108,067	[1,3,4,5,6]
MSIS Holdings, Inc.	Delayed Draw	1.00%			3/10/2031	USD	1,040,005	(14,897)	(4,859)[1,2,3,5]
MSIS Holdings, Inc.	First Lien Term Loan	9.00%	SOFR	500	3/10/2031	USD	3,190,019	3,145,490	3,175,115	[1,3,4,5]
MSIS Holdings, Inc.	Revolver	0.50%			3/10/2031	USD	742,003	(10,119)	(10,889)[1,2,3,5]
NFM & J, L.P.	Delayed Draw	10.05%	SOFR	575	11/30/2027	USD	5,560,339	563,674	547,583	[1,3,4,6]
NFM & J, L.P.	First Lien Term Loan	10.08%	SOFR	575	11/30/2027	USD	9,851,426	9,792,640	9,727,781	[1,3,4]
NFM & J, L.P.	Revolver	12.25%	PRIME	475	11/30/2027	USD	2,078,125	1,695,880	1,608,174	[1,3,4,6]
North American Rail Solutions, LLC	Delayed Draw	1.00%			8/29/2031	CAD	2,422,665	(22,871)	(26,727)[1,2,3,7]
North American Rail Solutions, LLC	First Lien Term Loan	8.75%	SOFR	475	8/29/2031	USD	24,452,171	24,156,124	24,152,810	[1,3,4]
North American Rail Solutions, LLC	First Lien Term Loan	7.20%	CORRA	475	8/29/2031	CAD	7,042,483	5,108,431	5,060,346	[1,3,4,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
North American Rail Solutions, LLC	Revolver	8.75%	SOFR	475	8/29/2031	USD	2,267,639	$1,268,368	$1,268,032	[1,3,4,6]
North American Rail Solutions, LLC	Revolver	7.30%	CORRA	475	8/29/2031	CAD	1,264,035	189,463	180,833	[1,3,4,6,7]
Northstar Recycling, Inc.	Delayed Draw	8.65%	SOFR	465	12/23/2030	USD	4,411,765	4,332,518	4,364,574	[1,3,4,6]
Northstar Recycling, Inc.	First Lien Term Loan	8.65%	SOFR	465	12/23/2030	USD	19,029,412	18,816,854	18,936,631	[1,3,4]
Northstar Recycling, Inc.	Revolver	0.50%			12/23/2030	USD	2,941,176	(32,113)	(13,078)[1,2,3]
PAG Holding Corporation	First Lien Term Loan	8.75%	SOFR	475	12/21/2029	USD	39,806,027	39,255,141	39,606,997	[1,3,4]
PAG Holding Corporation	Revolver	11.00%	PRIME	725	12/21/2029	USD	1,525,117	475,749	489,734	[1,3,4,6]
PAG Holding Corporation	Revolver	0.50%			12/21/2029	USD	1,900,739	(26,995)	(9,504)[1,2,3]
PAG Holding Corporation	Delayed Draw	8.75%	SOFR	475	12/21/2029	USD	6,899,683	6,790,301	6,865,185	[1,3,4]
Panda Acquisition LLC	First Lien Term Loan	12.47%	SOFR	850	10/18/2028	USD	15,512,953	13,535,031	14,275,070	[1,3,4]
Paris US Holdco, Inc.	Delayed Draw	1.00%			12/2/2031	USD	1,079,157	(10,162)	—	[1,2,3,5]
Paris US Holdco, Inc.	First Lien Term Loan	8.91%	SOFR	475	12/2/2031	USD	4,171,279	4,133,146	4,171,279	[1,3,4,5]
Paris US Holdco, Inc.	Revolver	8.91%	SOFR	475	12/2/2031	USD	764,932	31,482	38,247	[1,3,4,5,6]
PCX Holding Corp.	Delayed Draw	10.60%	SOFR	625	4/22/2027	USD	3,031,602	2,955,816	3,031,602	[1,3,4]
PCX Holding Corp.	Delayed Draw	10.40%	SOFR	625	4/22/2027	USD	3,010,937	2,976,310	3,010,937	[1,3,4]
PCX Holding Corp.	First Lien Term Loan	10.40%	SOFR	625	4/22/2027	USD	6,000,000	5,940,000	6,000,000	[1,3,4]
PCX Holding Corp.	Revolver	10.44%	SOFR	625	4/22/2027	USD	1,458,333	1,125,082	1,125,000	[1,3,4,6]
Pele Buyer LLC	First Lien Term Loan	9.20%	SOFR	500	6/18/2026	USD	6,475,519	6,475,430	6,291,228	[1,3,4]
Playpower, Inc.	First Lien Term Loan	9.25%	SOFR	525	8/28/2030	USD	21,554,293	21,275,985	21,342,864	[1,3,4]
Playpower, Inc.	Revolver	0.50%			8/28/2030	USD	3,282,828	(40,496)	(32,202)[1,2,3]
PlayPower, Inc.	First Lien Term Loan	9.25%	SOFR	525	2/25/2031	USD	3,015,114	2,987,230	2,985,538	[1,3,4]
Polyphase Elevator Holding Company	Delayed Draw	10.10%	SOFR	600	6/23/2027	USD	3,478,102	3,457,993	3,219,034	[1,3,4]
Polyphase Elevator Holding Company	First Lien Term Loan	10.10%	SOFR	600	6/23/2027	USD	10,182,450	10,115,479	9,424,006	[1,3,4]
Power Acquisition LLC	First Lien Term Loan	10.08%	SOFR	575	1/22/2030	USD	21,180,037	20,199,748	20,268,525	[1,3,4]
Power Grid Holdings, Inc.	First Lien Term Loan	8.75%	SOFR	475	12/2/2030	USD	58,616,083	58,026,887	58,498,850	[1,3,4,5]
Power Grid Holdings, Inc.	Revolver	11.00%	PRIME	375	12/2/2030	USD	10,106,360	1,197,328	1,299,542	[1,3,4,5,6]
Pregis TopCo LLC	Second Lien Term Loan	12.01%	SOFR	775	8/1/2029	USD	5,000,000	4,962,911	5,000,000	[1,3,4]
Process Insights Acquisition, Inc.	Delayed Draw	10.48%	SOFR	625	7/18/2029	USD	1,620,679	779,952	717,514	[1,3,4,5,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Process Insights Acquisition, Inc.	First Lien Term Loan	10.45%	SOFR	625	7/18/2029	USD	9,168,587	$9,003,096	$8,642,531	[1,3,4,5]
Process Insights Acquisition, Inc.	Revolver	10.48%	SOFR	625	7/18/2029	USD	1,620,679	1,574,490	1,480,529	[1,3,4,5,6]
PT Intermediate Holdings III, LLC	Delayed Draw	8.75%	SOFR	475	4/9/2030	USD	3,737,391	551,779	595,131	[1,3,4,6]
PT Intermediate Holdings III, LLC	First Lien Term Loan	9.00%, 1.75% PIK	SOFR	500	4/9/2030	USD	52,934,815	52,526,650	53,196,720	[1,3,4,6,9]
PumpTech, LLC	Delayed Draw	8.74%	SOFR	475	1/24/2031	USD	1,405,482	123,971	124,140	[1,3,4,5,6]
PumpTech, LLC	First Lien Term Loan	8.91%	SOFR	475	1/24/2031	USD	1,962,755	1,940,348	1,939,841	[1,3,4,5]
PumpTech, LLC	Revolver	8.89%	SOFR	475	1/24/2031	USD	438,630	112,090	111,847	[1,3,4,5,6]
R1 Holdings LLC	Delayed Draw	10.56%	SOFR	625	12/29/2028	USD	1,231,116	1,230,718	1,236,040	[1,3,4]
R1 Holdings LLC	First Lien Term Loan	10.56%	SOFR	625	12/29/2028	USD	13,433,333	13,179,820	13,487,067	[1,3,4]
R1 Holdings LLC	Revolver	10.55%	SOFR	625	12/29/2028	USD	2,714,932	2,405,823	2,427,602	[1,3,4,6]
Radwell Parent, LLC	Delayed Draw	9.50%	SOFR	550	1/4/2029	USD	516,638	6,358	11,573	[1,3,4,5,6]
Radwell Parent, LLC	First Lien Term Loan	9.50%	SOFR	550	1/4/2029	USD	1,687,462	1,687,462	1,691,511	[1,3,4,5]
Radwell Parent, LLC	Delayed Draw	9.50%	SOFR	550	4/1/2029	USD	16,457,361	178,912	368,291	[1,3,4,5,6]
Radwell Parent, LLC	Delayed Draw	1.00%			4/1/2029	USD	1,217,233	—	2,921	[1,2,3]
Radwell Parent, LLC	First Lien Term Loan	9.50%	SOFR	550	4/1/2029	USD	68,319,205	67,942,946	68,483,171	[1,3,4,5]
Radwell Parent, LLC	Revolver	9.50%	SOFR	550	4/1/2029	USD	2,921,300	779,013	786,024	[1,3,4,6]
RCS Industrials	First Lien Term Loan	9.65%	SOFR	550	12/1/2025	USD	779,048	770,654	779,048	[1,3,4,5]
RCS Industrials	Revolver	0.50%			12/1/2025	USD	285,714	(950)	—	[1,2,3,5]
Red Fox CD Acquisition Corporation	Delayed Draw	10.00%	SOFR	600	3/4/2030	USD	21,451,074	16,292,246	16,461,640	[1,3,4,5,6]
Retail Services WIS Corporation	Delayed Draw	1.00%			8/29/2030	USD	4,055,355	(80,445)	(81,107)[1,2,3]
Retail Services WIS Corporation	First Lien Term Loan	11.20%	SOFR	700	8/29/2030	USD	17,157,270	16,818,621	16,814,125	[1,3,4]
RFI Buyer, Inc.	Delayed Draw	1.00%			8/5/2030	USD	1,755,862	(17,467)	(17,559)[1,2,3,5]
RFI Buyer, Inc.	First Lien Term Loan	8.70%	SOFR	450	8/5/2030	USD	2,341,149	2,317,932	2,317,737	[1,3,4,5]
RFI Buyer, Inc.	Revolver	0.50%			8/5/2030	USD	405,158	(4,009)	(4,052)[1,2,3,5]
RH Buyer, Inc.	First Lien Term Loan	10.92%	SOFR	650	1/17/2031	USD	3,300,625	3,240,131	3,234,613	[1,3,4]
RJW Group Holdings, Inc.	Delayed Draw	9.20%	SOFR	500	11/26/2031	USD	1,217,391	1,023,279	1,031,304	[1,3,4,6]
RJW Group Holdings, Inc.	Delayed Draw	1.00%			11/26/2031	USD	4,637,681	(46,296)	(46,377)[1,2,3]
RJW Group Holdings, Inc.	First Lien Term Loan	9.00%	SOFR	500	11/26/2031	USD	43,884,057	43,346,253	43,445,217	[1,3,4]
Rotation Buyer, LLC	Delayed Draw	8.92%	SOFR	475	12/27/2031	USD	473,638	113,248	113,050	[1,3,4,6]
Rotation Buyer, LLC	First Lien Term Loan	8.75%	SOFR	475	12/27/2031	USD	1,843,720	1,826,738	1,825,563	[1,3,4]
Rotation Buyer, LLC	Revolver	8.75%	SOFR	475	12/27/2031	USD	242,536	95,803	95,596	[1,3,4,6]
RPM Intermediate Holdings, Inc.	Delayed Draw	10.82%	SOFR	625	9/11/2028	USD	2,661,272	1,311,468	1,366,629	[1,3,4,6]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	10.82%	SOFR	625	9/11/2028	USD	9,649,554	9,473,861	9,746,049	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Safety Products Holdings, LLC	First Lien Term Loan	8.95%	SOFR	500	12/15/2026	USD	9,672,259	$9,572,099	$9,561,508	[1,3,4]
SEI Holding I Corporation	Delayed Draw	9.16%	SOFR	500	3/27/2028	USD	8,830,182	6,161,667	6,238,540	[1,3,4,6]
SEI Holding I Corporation	Delayed Draw	1.00%			3/27/2028	USD	3,762,264	(31,872)	(35,551)[1,2,3]
SEI Holding I Corporation	First Lien Term Loan	9.16%	SOFR	500	3/27/2028	USD	15,822,209	15,554,092	15,672,701	[1,3,4]
SEI Holding I Corporation	Revolver	0.50%			3/27/2028	USD	2,442,805	(6,954)	(23,083)[1,2,3]
SEKO Global Logistics Network, LLC	First Lien Term Loan	14.20%	SOFR	1000	11/17/2029	USD	1,772,094	1,752,502	1,772,094	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	11.20%	SOFR	700	5/28/2030	USD	4,807,807	4,807,807	4,807,807	[1,3,4]
Sigma Electric Manufacturing Corporation	First Lien Term Loan	10.01%	SOFR	575	12/31/2027	USD	1,749,351	1,731,107	1,749,351	[1,3,4,5]
Sigma Electric Manufacturing Corporation	Revolver	10.01%	SOFR	575	12/31/2027	USD	61,859	38,447	39,068	[1,3,4,5,6]
Sonny’s Enterprises, LLC	Revolver	9.78%	SOFR	550	8/5/2027	USD	640,244	406,810	397,685	[1,3,4,6]
Sonny’s Enterprises, LLC	Revolver	9.67%	SOFR	550	8/5/2027	USD	642,787	172,221	163,060	[1,3,4,6]
Sonny’s Enterprises, LLC	Delayed Draw	9.88%	SOFR	550	8/5/2028	USD	733,371	722,384	728,275	[1,3,4]
Sonny’s Enterprises, LLC	First Lien Term Loan	9.89%	SOFR	550	8/5/2028	USD	9,871,756	9,723,821	9,803,168	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.74%	SOFR	450	7/1/2030	USD	97,018	95,930	96,818	[1,3,4,5]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.75%	EURIBOR	475	7/1/2030	EUR	602,348	134,493	154,484	[1,3,4,5,6,7]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	8.50%	SOFR	450	7/1/2031	USD	2,311,421	540,354	567,564	[1,3,4,5,6]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1.00%			7/1/2031	EUR	563,509	(7,102)	11,368	[1,2,3,5,7]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	8.50%	SOFR	450	7/1/2031	USD	8,147,464	8,036,919	8,130,801	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	6.50%	EURIBOR	450	7/1/2031	EUR	2,666,314	2,898,170	3,123,809	[1,3,4,5,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	8.50%	SOFR	450	7/1/2031	USD	931,677	618,498	628,529	[1,3,4,6]
Spectrum Safety Solutions Purchaser, LLC	Revolver	6.50%	EURIBOR	450	7/1/2031	EUR	1,160,426	151,811	279,595	[1,3,4,6,7]
Standard Elevator Systems	First Lien Term Loan	10.03%	SOFR	575	12/2/2027	USD	9,336,741	9,255,597	8,716,026	[1,3,4]
Superior Industries International, Inc.	Delayed Draw	12.16%	SOFR	800	6/4/2026	USD	1,284,641	1,284,641	1,252,525	[1,3,4]
Superior Industries International, Inc.	First Lien Term Loan	11.66%	SOFR	750	8/14/2030	USD	9,355,189	9,169,808	9,121,309	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
SureWerx Purchaser III, Inc.	Revolver	9.25%	SOFR	525	12/28/2028	USD	1,342,375	$395,507	$395,708	[1,3,4,5,6]
SureWerx Purchaser III, Inc.	Delayed Draw	9.55%	SOFR	525	12/28/2029	USD	1,873,750	865,000	873,750	[1,3,4,6]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.55%	SOFR	525	12/28/2029	USD	8,918,437	8,733,021	8,918,437	[1,3,4]
SureWerx Purchaser III, Inc.	First Lien Term Loan	7.70%	CORRA	525	12/28/2029	CAD	419,296	304,948	289,785	[1,3,4,5,7]
SurfacePrep Buyer, LLC	Delayed Draw	9.24%	SOFR	500	2/2/2030	USD	3,087,095	2,310,236	2,301,581	[1,3,4,5,6]
SurfacePrep Buyer, LLC	Delayed Draw	9.00%	SOFR	500	2/2/2030	USD	17,304,985	15,491,089	15,526,780	[1,3,4,5,6]
SurfacePrep Buyer, LLC	First Lien Term Loan	9.24%	SOFR	500	2/2/2030	USD	57,502,461	56,617,346	56,815,269	[1,3,4,5]
SurfacePrep Buyer, LLC	Revolver	9.24%	SOFR	500	2/2/2030	USD	10,920,322	1,206,722	1,234,535	[1,3,4,5,6]
SV Newco 2, Inc.	Delayed Draw	8.75%	SOFR	475	5/31/2031	USD	7,804,824	7,698,996	7,765,800	[1,3,4]
SV Newco 2, Inc.	First Lien Term Loan	8.75%	SOFR	475	5/31/2031	USD	8,426,301	8,315,620	8,384,169	[1,3,4]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	4,687,500	(58,316)	(23,438)[1,2,3]
SV Newco 2, Inc.	Delayed Draw	1.00%			6/2/2031	USD	74,957,856	(373,391)	(374,790)[1,2,3,5]
SV Newco 2, Inc.	First Lien Term Loan	8.91%	SOFR	475	6/2/2031	USD	13,245,283	13,179,276	13,179,057	[1,3,4]
SV Newco 2, Inc.	First Lien Term Loan	8.89%	SOFR	475	6/2/2031	USD	11,116,021	11,060,625	11,060,441	[1,3,4,5]
SV-Areo Holdings, LLC	Delayed Draw	1.00%			11/1/2026	USD	13,432,836	(67,164)	(9,009)[1,2,3]
SV-Areo Holdings, LLC	First Lien Term Loan	9.00%	SOFR	500	11/1/2030	USD	60,797,575	60,527,980	60,756,799	[1,3,4]
Tank Holding Corp.	First Lien Term Loan	10.01%	SOFR	575	3/31/2028	USD	61,322,997	60,723,943	58,318,170	[1,4]
Tank Holding Corp.	Revolver	0.50%			3/31/2028	USD	1,780,415	—	(20,386)[1,2,3]
Team, Inc.	Delayed Draw	1.00%			3/12/2030	USD	373,999	(3,755)	(2,964)[1,2,3]
Team, Inc.	First Lien Term Loan	10.73%	SOFR	650	3/12/2030	USD	1,302,451	1,275,584	1,277,114	[1,3,4]
TecoStar Holdings, Inc.	First Lien Term Loan	12.33%	SOFR	800	7/7/2029	USD	6,344,864	6,238,300	6,191,691	[1,3,4]
TecoStar Holdings, Inc.	First Lien Term Loan	11.93%	SOFR	800	7/7/2029	USD	15,302,096	15,045,035	14,932,682	[1,3,4]
Tex-Tech Industries, Inc.	Delayed Draw	9.17%	SOFR	500	1/10/2031	USD	502,598	146,054	145,018	[1,3,4,6]
Tex-Tech Industries, Inc.	First Lien Term Loan	9.14%	SOFR	500	1/10/2031	USD	2,256,037	2,235,529	2,230,174	[1,3,4]
The Colt Group Intermediate, LLC	Delayed Draw	8.85%	SOFR	475	10/17/2030	USD	1,116,879	288,765	291,664	[1,3,4,5,6]
The Colt Group Intermediate, LLC	First Lien Term Loan	8.85%	SOFR	475	10/17/2030	USD	1,482,745	1,459,958	1,462,938	[1,3,4,5]
The Colt Group Intermediate, LLC	Revolver	0.50%			10/17/2030	USD	558,824	(8,249)	(7,465)[1,2,3,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
The NORDAM Group, LLC	First Lien Term Loan	10.01%	SOFR	575	5/16/2031	USD	12,750,000	$12,506,489	$12,513,859	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	9.03%	SOFR	475	8/31/2028	USD	5,452,703	5,386,624	5,414,819	[1,3,4]
The Vertex Companies, Inc.	Delayed Draw	8.88%	SOFR	475	8/31/2028	USD	3,809,466	3,752,386	3,782,999	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.02%	SOFR	475	8/31/2028	USD	807,710	797,985	802,098	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.01%	SOFR	475	8/31/2028	USD	11,471,761	11,298,376	11,392,056	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	8.93%	SOFR	500	8/31/2028	USD	7,866,888	7,782,836	7,812,230	[1,3,4]
The Vertex Companies, Inc.	Revolver	9.01%	SOFR	475	8/31/2028	USD	2,726,352	647,694	656,747	[1,3,4,6]
The Vertex Companies, Inc.	Revolver	8.90%	SOFR	475	8/31/2028	USD	1,304,348	1,209,210	1,200,147	[1,3,4,6]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	8.41%	EURIBOR	650	12/1/2027	EUR	11,819,631	13,419,797	11,241,955	[1,3,4,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	10.76%	SOFR	650	12/1/2027	USD	18,351,926	18,351,926	15,149,753	[1,3,4]
Time Manufacturing Acquisition, LLC	Revolver	10.76%	SOFR	650	12/1/2027	USD	3,130,742	2,958,253	2,412,630	[1,3,4,6]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	8.94%	SOFR	500	12/15/2028	USD	23,355,769	23,355,769	23,355,769	[1,3,4]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	8.94%	SOFR	500	1/7/2029	USD	14,887,500	14,570,515	14,849,220	[1,3,4]
Titan BW Borrower L.P.	Delayed Draw	1.00%			7/24/2032	USD	4,156,127	(41,006)	(41,561)[1,2,3,5]
Titan BW Borrower L.P.	First Lien Term Loan	9.45%, 2.88% PIK	SOFR	525	7/24/2032	USD	49,066,321	48,585,003	48,575,658	[1,3,4,5,9]
Titan BW Borrower L.P.	Revolver	0.50%			7/24/2032	USD	7,675,631	(74,743)	(76,756)[1,2,3,5]
Totnatech, Inc.	First Lien Term Loan	8.91%	SOFR	475	10/8/2030	USD	46,695,513	46,082,953	46,033,598	[1,3,4]
TPC Engineering Holdings, Inc.	First Lien Term Loan	9.76%	SOFR	550	2/16/2027	USD	56,386	55,946	56,135	[1,3,4,5]
TPC Wire & Cable Corp.	First Lien Term Loan	9.76%	SOFR	550	2/16/2027	USD	653,373	646,204	650,468	[1,3,4,5]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2030	USD	1,920,000	(22,440)	—	[1,2,3]
Truck-Lite Co., LLC	First Lien Term Loan	8.89%	SOFR	475	2/13/2030	USD	52,114,188	51,399,942	52,114,188	[1,3,4]
Truck-Lite Co., LLC	Revolver	8.89%	SOFR	475	2/13/2030	USD	8,761,480	1,056,944	1,173,194	[1,3,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	8.89%	SOFR	475	2/13/2031	USD	3,428,148	2,132,280	2,194,015	[1,3,4,5,6]
Truck-Lite Co., LLC	First Lien Term Loan	8.89%	SOFR	475	2/13/2031	USD	31,631,094	31,032,940	31,631,094	[1,3,4,5]
Truck-Lite Co., LLC	Revolver	1.00%			2/13/2031	USD	2,366,857	(23,198)	—	[1,2,3]
Truck-Lite Co., LLC	Revolver	0.50%			2/13/2031	USD	2,683,542	857	(603)[1,2,3,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
Truck-Lite Co., LLC	Delayed Draw	9.91%	SOFR	575	2/13/2032	USD	30,878,934	$11,835,739	$11,986,019	[1,3,4,5,6]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2032	USD	17,130,010	(173,021)	(43,927)[1,2,3,5]
Truck-Lite Co., LLC	First Lien Term Loan	9.89%	SOFR	575	2/13/2032	USD	18,617,986	18,775,436	18,617,986	[1,3,4,5]
Truck-Lite Co., LLC	First Lien Term Loan	8.89%	SOFR	475	2/13/2032	USD	27,838,570	27,761,339	27,826,578	[1,3,4,5]
Trystar, LLC	Delayed Draw	8.31%	SOFR	425	8/6/2031	USD	1,198,000	268,503	279,533	[1,3,4,6]
Trystar, LLC	Delayed Draw	8.29%	SOFR	425	8/6/2031	USD	1,395,348	1,019,111	1,032,010	[1,3,4,6]
Trystar, LLC	Delayed Draw	1.00%			8/6/2031	USD	1,513,777	(12,728)	—	[1,2,3]
Trystar, LLC	First Lien Term Loan	8.81%	SOFR	450	8/6/2031	USD	3,406,880	3,376,888	3,406,880	[1,3,4]
Trystar, LLC	Revolver	0.50%			8/6/2031	USD	2,834,016	(23,849)	—	[1,2,3]
Ubeo, LLC	First Lien Term Loan	9.45%	SOFR	525	4/3/2026	USD	22,547,581	22,215,910	22,268,565	[1,3,4]
Ubeo, LLC	Revolver	0.50%			4/3/2026	USD	2,319,369	(11,597)	(28,701)[1,2,3]
Ubeo, LLC	First Lien Term Loan	9.56%	SOFR	525	5/1/2034	USD	1,084,758	1,077,033	1,071,335	[1,3,4]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	9.57%	SOFR	525	6/21/2031	USD	18,089,688	4,116,020	4,115,405	[1,3,4,6]
UTAC Group	First Lien Term Loan	8.15%	EURIBOR	625	9/29/2027	EUR	1,323,003	1,604,268	1,516,752	[1,3,4,7]
Valence Surface Technologies	Delayed Draw	11.13%	SOFR	700	6/13/2031	USD	452,681	442,946	442,496	[1,3,4]
Valence Surface Technologies	Delayed Draw	1.00%			6/13/2031	USD	679,022	(14,816)	(15,278)[1,2,3]
Valence Surface Technologies	First Lien Term Loan	12.15%, 6.50% PIK	SOFR	825	6/13/2031	USD	3,867,059	3,785,443	3,780,050	[1,3,4,9]
Vessco Midco Holdings, LLC	Delayed Draw	8.91%	SOFR	475	7/24/2031	USD	5,538,461	2,959,049	2,984,605	[1,3,4,6]
Vessco Midco Holdings, LLC	Delayed Draw	8.89%	SOFR	475	7/24/2031	USD	19,427,605	10,374,657	10,469,278	[1,3,4,5,6]
Vessco Midco Holdings, LLC	First Lien Term Loan	8.91%	SOFR	475	7/24/2031	USD	58,282,803	57,756,860	58,023,651	[1,3,4,5]
Vessco Midco Holdings, LLC	Revolver	0.50%			7/24/2031	USD	8,822,021	(75,626)	(39,226)[1,2,3,5]
VRS Buyer, Inc.	Delayed Draw	1.00%			7/19/2032	USD	7,633,588	(75,424)	(76,336)[1,2,3,5]
VRS Buyer, Inc.	First Lien Term Loan	9.08%	SOFR	475	7/19/2032	USD	37,277,353	36,910,977	36,904,580	[1,3,4,5]
VRS Buyer, Inc.	Revolver	0.50%			7/19/2032	USD	5,089,059	(49,671)	(50,891)[1,2,3,5]
Walter Surface Technologies Inc.	Delayed Draw	8.85%	SOFR	475	3/31/2027	USD	5,922,224	2,089,878	2,113,065	[1,3,4,5,6]
Walter Surface Technologies Inc.	First Lien Term Loan	8.85%	SOFR	475	3/31/2027	USD	6,847,096	6,787,536	6,799,523	[1,3,4,5]
Walter Surface Technologies Inc.	First Lien Term Loan	7.52%	CORRA	475	3/31/2027	CAD	6,386,124	4,695,239	4,556,840	[1,3,4,5,7]
Werner FinCo, Inc.	First Lien Term Loan	9.52%	SOFR	550	6/16/2031	USD	7,023,061	6,921,565	6,919,996	[1,3,4,5]
West Star Aviation Acquisition, LLC	Delayed Draw	1.00%			5/20/2032	USD	5,325,502	(20,959)	(19,971)[1,2,3,5]
West Star Aviation Acquisition, LLC	First Lien Term Loan	8.80%	SOFR	450	5/20/2032	USD	21,587,778	21,640,968	21,641,748	[1,3,4,5]
West Star Aviation Acquisition, LLC	First Lien Term Loan	8.66%	SOFR	450	5/20/2032	USD	1,325,940	1,316,368	1,329,255	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Industrials (Continued)
West Star Aviation Acquisition, LLC	Revolver	8.66%	SOFR	450	5/20/2032	USD	3,550,335	$725,875	$725,964	[1,3,4,5,6]
Zeppelin US Buyer Inc.	Delayed Draw	1.00%			8/2/2032	USD	310,152	(3,065)	(3,102)[1,2,3,5]
Zeppelin US Buyer Inc.	First Lien Term Loan	9.05%	SOFR	475	8/2/2032	USD	1,013,164	1,003,200	1,003,032	[1,3,4,5]
Zeppelin US Buyer Inc.	Revolver	8.91%	SOFR	475	8/2/2032	USD	159,811	55,513	55,478	[1,3,4,5,6]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	2,181,276	(23,429)	(3,589)[1,2,3,5]
Zeus Company LLC	Delayed Draw	9.50%	SOFR	550	2/28/2031	USD	2,908,367	1,433,167	1,449,399	[1,3,4,5,6]
Zeus Company LLC	First Lien Term Loan	9.50%	SOFR	550	2/28/2031	USD	9,947,193	9,902,497	9,930,830	[1,3,4,5]
Zone Climate Services, Inc.	Delayed Draw	10.15%	SOFR	600	3/9/2028	USD	5,322,651	1,818,417	1,851,685	[1,3,4,5,6]
Zone Climate Services, Inc.	Revolver	10.15%	SOFR	600	3/9/2028	USD	1,064,532	999,388	995,920	[1,3,4,5,6]
								3,113,308,672	3,103,004,465
Materials — 1.8%
Alcrete LLC	Delayed Draw	1.00%			6/10/2030	USD	2,799,000	(47,493)	(45,174)[1,2,3]
Alcrete LLC	First Lien Term Loan	10.75%	SOFR	675	6/10/2030	USD	5,477,000	5,385,543	5,388,604	[1,3,4]
Alcrete LLC	Revolver	10.75%	SOFR	675	6/10/2030	USD	974,000	166,565	166,906	[1,3,4,6]
Alpine Acquisition Corp.	First Lien Term Loan	10.32%	SOFR	600	11/30/2026	USD	54,216,666	53,920,890	28,463,750	[1,3,4]
Alpine Acquisition Corp.	Revolver	10.32%	SOFR	600	11/30/2026	USD	475,868	379,980	153,943	[1,3,4,6]
Americhem, Inc.	Delayed Draw	1.00%			3/1/2032	USD	5,274,098	(50,734)	(49,836)[1,2,3,5]
Americhem, Inc.	First Lien Term Loan	8.91%	SOFR	475	3/1/2032	USD	20,583,631	20,389,553	20,389,131	[1,3,4,5]
Americhem, Inc.	Revolver	0.50%			3/1/2032	USD	3,735,819	(34,480)	(35,301)[1,2,3,5]
AP Adhesives Holdings, LLC	Revolver	0.50%			4/11/2031	USD	702,006	(6,480)	(6,791)[1,2,3,5]
AP Adhesives Holdings, LLC	Delayed Draw	1.00%			4/12/2032	USD	1,350,983	(13,070)	(13,069)[1,2,3,5]
AP Adhesives Holdings, LLC	First Lien Term Loan	8.80%	SOFR	475	4/12/2032	USD	4,052,950	4,014,376	4,013,743	[1,3,4,5]
Aurora Plastics, LLC	Delayed Draw	1.00%			8/12/2030	USD	1,046,139	(10,031)	(4,338)[1,2,3,5]
Aurora Plastics, LLC	First Lien Term Loan	8.98%	SOFR	475	8/12/2030	USD	4,449,584	4,407,919	4,431,135	[1,3,4,5]
Bulab Holdings, Inc.	Delayed Draw	1.00%			7/1/2032	USD	5,214,878	(51,394)	(52,149)[1,2,3,5]
Bulab Holdings, Inc.	First Lien Term Loan	8.91%	SOFR	475	7/1/2032	USD	22,535,723	22,315,100	22,310,366	[1,3,4,5]
Bulab Holdings, Inc.	First Lien Term Loan	6.66%	EURIBOR	475	7/1/2032	EUR	3,653,518	4,231,438	4,246,282	[1,3,4,5,7]
Bulab Holdings, Inc.	Revolver	0.50%			7/1/2032	USD	5,189,339	(50,365)	(51,893)[1,2,3,5]
Capripack Debtco PLC	First Lien Term Loan	7.75%, 2.50% PIK	EURIBOR	575	11/23/2029	EUR	46,443,160	54,434,083	54,540,380	[1,3,4,7,9]
CFS Brands, LLC	Revolver	0.50%			10/2/2029	USD	2,439,024	(48,781)	—	[1,2,3,5]
CFS Brands, LLC	First Lien Term Loan	9.16%	SOFR	500	10/2/2030	USD	17,309,878	17,030,894	17,309,878	[1,3,4,5]
Cold Chain Technologies, LLC	First Lien Term Loan	9.75%	SOFR	575	7/2/2026	USD	5,735,895	5,690,892	5,727,608	[1,3,4,5]
DCG Acquisition Corp.	Delayed Draw	9.00%	SOFR	500	6/13/2031	USD	8,657,443	5,350,496	5,338,223	[1,3,4,5,6]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	375,940	—	(3,552)[1,2,3,5]
DCG Acquisition Corp.	First Lien Term Loan	9.00%	SOFR	500	6/13/2031	USD	47,769,936	47,422,459	47,318,544	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
DCG Acquisition Corp.	Revolver	1.00%			6/13/2031	USD	1,957,756	$(13,714)	$(18,499)[1,2,3,5]
DCG Acquisition Corp.	Revolver	0.50%			6/13/2031	USD	375,940	(2,395)	(3,552)[1,2,3,5]
HASA Acquisition, LLC	Delayed Draw	1.00%			1/10/2029	USD	755,279	(6,808)	(3,358)[1,2,3,5]
HASA Acquisition, LLC	First Lien Term Loan	8.71%	SOFR	475	1/10/2029	USD	4,568,554	4,509,120	4,548,240	[1,3,4,5]
HASA Acquisition, LLC	Revolver	8.71%	SOFR	475	1/10/2029	USD	786,749	407,377	413,479	[1,3,4,5,6]
ID Label Holdings, Inc.	First Lien Term Loan	9.00%	SOFR	500	11/15/2030	USD	3,337,500	3,293,012	3,210,226	[1,3,4,5]
ID Label Holdings, Inc.	Revolver	0.50%			11/15/2030	USD	666,667	(8,565)	(25,423)[1,2,3,5]
Indigo Buyer, Inc.	Delayed Draw	9.56%	SOFR	525	5/23/2028	USD	4,912,500	4,814,250	4,912,500	[1,3,4,5]
Indigo Buyer, Inc.	Delayed Draw	9.25%	SOFR	525	5/23/2028	USD	24,500,000	2,881,974	3,103,333	[1,3,4,6]
Indigo Buyer, Inc.	First Lien Term Loan	9.56%	SOFR	525	5/23/2028	USD	25,082,812	24,802,116	25,082,812	[1,3,4,5]
Indigo Buyer, Inc.	Revolver	0.50%			5/23/2028	USD	2,000,000	—	—	[1,2,3,5]
Kano Intermediate, Inc.	Delayed Draw	1.00%			12/17/2030	USD	5,117,846	(59,882)	(61,162)[1,2,3,5]
Kano Intermediate, Inc.	First Lien Term Loan	8.75%	SOFR	475	12/17/2030	USD	18,841,347	18,629,483	18,616,180	[1,3,4,5]
Kano Intermediate, Inc.	Revolver	0.50%			12/17/2030	USD	1,279,461	(13,927)	(15,290)[1,2,3,5]
Lubricant Engineers Holding Corp.	Delayed Draw	9.42%	SOFR	525	9/1/2029	USD	1,067,774	644,020	649,263	[1,3,4,5,6]
Lubricant Engineers Holding Corp.	First Lien Term Loan	9.42%	SOFR	525	9/1/2029	USD	1,681,743	1,666,282	1,674,265	[1,3,4,5]
Lubricant Engineers Holding Corp.	Revolver	0.50%			9/1/2029	USD	266,943	(2,407)	(1,187)[1,2,3,5]
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	USD	9,911,323	(135,118)	481,478	[1,2,3]
Nelipak Holding Company	First Lien Term Loan	9.66%	SOFR	550	3/26/2031	USD	8,977,856	8,864,335	8,910,090	[1,3,4]
Nelipak Holding Company	First Lien Term Loan	7.41%	EURIBOR	550	3/26/2031	EUR	16,440,250	17,618,795	19,154,914	[1,3,4,7]
Nelipak Holding Company	Revolver	9.66%	SOFR	550	3/26/2031	USD	2,612,500	1,614,325	1,626,155	[1,3,4,6]
Nelipak Holding Company	Revolver	7.63%	EURIBOR	550	3/26/2031	EUR	1,196,002	473,620	577,032	[1,3,4,6,7]
New Star Metals Inc.	First Lien Term Loan	10.25%	SOFR	625	3/14/2030	USD	29,021,500	27,678,249	27,693,530	[1,3,4]
Oliver Packaging, LLC	First Lien Term Loan	10.15%, 1.00% PIK	SOFR	600	7/6/2028	USD	8,998,016	8,909,894	8,702,150	[1,3,4,9]
Oliver Packaging, LLC	Revolver	10.15%, 1.00% PIK	SOFR	600	7/6/2028	USD	1,269,841	374,781	335,866	[1,3,4,6,9]
Olympic Buyer, Inc.	Revolver	8.51%	SOFR	435	6/30/2026	USD	2,352,941	823,533	823,529	[1,3,4,6]
Olympic Buyer, Inc.	First Lien Term Loan	8.51%	SOFR	435	6/30/2028	USD	25,567,856	25,320,902	25,567,856	[1,3,4]
Optimum Group	First Lien Term Loan	7.65%	EURIBOR	575	6/16/2028	EUR	12,701,000	13,680,400	14,471,500	[1,3,4,7]
PaperWorks Industries, Inc.	First Lien Term Loan	10.25%	SOFR	625	6/30/2029	USD	10,750,000	10,616,133	10,642,500	[1,3,4]
PLA Buyer, LLC	Delayed Draw	1.00%			11/22/2029	USD	842,866	(37,451)	(39,782)[1,2,3]
PLA Buyer, LLC	First Lien Term Loan	10.67%	SOFR	650	11/22/2029	USD	13,384,717	12,782,302	12,752,972	[1,3,4]
PLA Buyer, LLC	Revolver	13.00%	PRIME	550	11/22/2029	USD	1,685,734	725,665	721,158	[1,3,4,6]
Plaskolite PPC Intermediate II LLC	Revolver	11.09%	SOFR	700	2/7/2030	USD	1,355,789	151,051	158,923	[1,3,4,5,6]
Plaskolite PPC Intermediate II LLC	First Lien Term Loan	11.09%	SOFR	700	5/9/2030	USD	17,999,437	17,532,164	17,639,448	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Materials (Continued)
Precision Concepts Parent, Inc.	Delayed Draw	1.00%			8/2/2032	USD	565,083	$(5,585)	$(5,651)[1,2,3,5]
Precision Concepts Parent, Inc.	First Lien Term Loan	8.95%	SOFR	475	8/2/2032	USD	1,662,545	1,646,204	1,645,919	[1,3,4,5]
Precision Concepts Parent, Inc.	Revolver	0.50%			8/2/2032	USD	305,905	(2,987)	(3,059)[1,2,3,5]
Reagent Chemical Research, Inc.	Revolver	0.50%			4/30/2030	USD	583,000	(8,968)	—	[1,2,3]
Reagent Chemical Research, Inc.	First Lien Term Loan	9.41%	SOFR	525	4/30/2031	USD	3,593,590	3,532,373	3,593,590	[1,3,4]
Rohrer Corporation	First Lien Term Loan	9.11%	SOFR	500	3/15/2027	USD	11,697,085	11,646,159	11,697,085	[1,3,4,5]
SePro Holdings, LLC	Delayed Draw	1.00%			7/26/2030	USD	5,416,667	(48,969)	(91,831)[1,2,3]
SePro Holdings, LLC	First Lien Term Loan	9.41%	SOFR	525	7/26/2030	USD	37,632,292	37,312,482	36,994,295	[1,3,4]
Sterilex LLC	Delayed Draw	1.00%			9/19/2030	USD	159,070	(1,982)	(1,988)[1,2,3,5]
Sterilex LLC	First Lien Term Loan	7.77%	SOFR	375	9/19/2030	USD	646,284	638,248	638,205	[1,3,4,5]
Sterilex LLC	Revolver	7.77%	SOFR	375	9/19/2030	USD	1,000	488	488	[1,3,4,5,6]
STS Holding, Inc.	First Lien Term Loan	8.75%	SOFR	475	11/12/2030	USD	24,097,222	23,883,040	23,977,409	[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	11.26%	SOFR	700	6/16/2028	USD	4,419,727	4,265,285	4,508,121	[1,3,4]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.26%	SOFR	700	6/16/2028	USD	10,571,590	10,377,090	10,783,022	[1,3,4]
Tangent Technologies Acquisition, LLC	First Lien Term Loan	9.09%	SOFR	475	11/30/2027	USD	177,098	175,646	176,312	[1,3,4,5]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	13.01%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,500,000	[1,3,4]
Tilley Chemical Co., Inc.	Delayed Draw	10.15%	SOFR	600	12/31/2026	USD	5,096,966	5,033,221	5,096,966	[1,3,4]
Tilley Chemical Co., Inc.	First Lien Term Loan	10.15%	SOFR	600	12/31/2026	USD	18,943,215	18,706,158	18,943,215	[1,3,4]
Tilley Chemical Co., Inc.	Revolver	10.15%	SOFR	600	12/31/2026	USD	1,000,000	333,333	333,333	[1,3,4,6]
Tilley Chemical Co., Inc.	Revolver	0.50%			12/31/2026	USD	1,555,556	—	—	[1,2,3]
V Global Holdings LLC	Revolver	10.01%	SOFR	575	12/22/2025	USD	13,733,272	12,554,165	12,034,791	[1,3,4,5,6]
Vantage Specialty Chemicals, Inc.	Revolver	10.41%	SOFR	625	2/28/2029	USD	398,010	47,513	47,263	[1,3,4,6]
Vantage Specialty Chemicals, Inc.	First Lien Term Loan	10.25%	SOFR	625	8/29/2029	USD	4,601,990	4,488,976	4,486,940	[1,3,4]
W S Connelly Co, Inc.	Delayed Draw	9.00%	SOFR	500	5/24/2030	USD	1,086,315	428,490	444,022	[1,3,4,5,6]
								590,861,256	569,635,983
Real Estate — 1.2%
Associations, Inc.	Delayed Draw	11.08%	SOFR	650	7/2/2028	USD	6,322,647	2,396,608	2,336,686	[1,3,4,6]
Associations, Inc.	Delayed Draw	11.00%	SOFR	650	7/2/2028	USD	20,161,290	1,967,949	1,814,517	[1,3,4,6]
Associations, Inc.	Delayed Draw	1.00%			7/2/2028	USD	1,693,549	—	(16,936)[1,2,3]
Associations, Inc.	First Lien Term Loan	11.08%	SOFR	650	7/2/2028	USD	52,666,150	52,633,467	52,139,489	[1,3,4]
Associations, Inc.	First Lien Term Loan	11.00%	SOFR	650	7/2/2028	USD	15,129,709	15,093,272	14,978,412	[1,3,4]
Associations, Inc.	Revolver	11.09%	SOFR	650	7/2/2028	USD	5,072,584	2,020,820	1,972,774	[1,3,4,6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Real Estate (Continued)
Castle Management Borrower LLC	First Lien Term Loan	9.50%	SOFR	550	11/3/2029	USD	9,850,000	$9,653,898	$9,807,069	[1,3,4]
Castle Management Borrower LLC	Revolver	9.73%	SOFR	550	11/3/2029	USD	1,250,000	207,981	219,551	[1,3,4,6]
Chirisa Volo LLC	Delayed Draw	10.39%	SOFR	625	12/4/2027	USD	40,390,000	39,032,642	38,910,013	[1,3,4,6]
COP Village Green Acquisitions, Inc.	Delayed Draw	1.00%			9/26/2030	USD	2,078,814	(23,850)	(90,890)[1,2,3,5]
COP Village Green Acquisitions, Inc.	First Lien Term Loan	8.75%	SOFR	475	9/26/2030	USD	6,478,292	6,407,825	6,195,047	[1,3,4,5]
COP Village Green Acquisitions, Inc.	Revolver	0.50%			9/26/2030	USD	1,247,288	(13,003)	(54,534)[1,2,3,5]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2027	USD	3,095,975	(31,998)	(3,315)[1,2,3]
CRS TH Holdings Corp	Delayed Draw	1.00%			12/1/2028	USD	16,904,025	(126,753)	(18,101)[1,2,3]
CRS TH Holdings Corp	First Lien Term Loan	9.01%	SOFR	475	12/1/2028	USD	20,083,687	19,832,123	20,062,181	[1,3,4]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2028	USD	4,237,288	(10,593)	(4,537)[1,2,3]
Metropolis Technologies, Inc.	First Lien Term Loan	10.26%	SOFR	600	5/16/2031	USD	28,969,602	28,720,723	28,824,754	[1,3,4]
MRI Software, LLC	Delayed Draw	8.75%	SOFR	475	2/10/2027	USD	42,641,337	42,631,373	42,641,337	[1,3,4,5,8]
MRI Software, LLC	First Lien Term Loan	8.75%	SOFR	475	2/10/2027	USD	79,999,512	79,759,545	79,999,512	[1,3,4,8]
MRI Software, LLC	Revolver	8.91%	SOFR	475	2/10/2027	USD	1,090,900	824,614	828,905	[1,3,4,6]
MRI Software, LLC	Revolver	8.75%	SOFR	475	2/10/2027	USD	12,909,889	1,039,444	1,097,597	[1,3,4,5,6]
MRI Software, LLC	Revolver	0.50%			2/10/2027	USD	3,961,710	(366)	—	[1,2,3,5]
MRI Software, LLC	First Lien Term Loan	8.75%	SOFR	475	2/10/2028	USD	9,015,366	9,015,366	9,015,366	[1,3,4]
MRI Software, LLC	Revolver	8.75%	SOFR	475	2/10/2028	USD	909,100	50,506	50,506	[1,3,4,6]
Odevo AB	Delayed Draw	1.00%			12/31/2030	EUR	1,676,210	(19,518)	(17,601)[1,2,3,5,7]
Royal Property Company	First Lien Term Loan	9.41%	SOFR	525	2/2/2029	USD	19,600,000	19,350,223	19,600,000	[1,3,4]
Sako and Partners Lower Holdings LLC	Delayed Draw	8.50%	SOFR	450	9/15/2028	USD	3,545,471	3,489,602	3,510,017	[1,3,4,5]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	8.50%	SOFR	450	9/15/2028	USD	37,855,013	37,591,655	37,476,463	[1,3,4,5]
Sako and Partners Lower Holdings LLC	Revolver	0.50%			9/15/2028	USD	6,862,449	(64,782)	(68,625)[1,2,3,5]
								371,428,773	371,205,657

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology — 21.5%
3Si Security Systems, Inc.	First Lien Term Loan	10.09%	SOFR	600	12/16/2026	USD	9,536,816	$9,456,519	$9,470,556	[1,3,4]
Abracon Group Holding, LLC	First Lien Term Loan	10.97%, 4.60% PIK	SOFR	660	7/6/2028	USD	40,163,229	39,718,348	31,043,355	[1,3,4,9]
Abracon Group Holding, LLC	Revolver	10.97%, 4.60% PIK	SOFR	660	7/6/2028	USD	2,686,431	2,634,507	2,076,422	[1,3,4,9]
Abracon Group Holdings, LLC	Delayed Draw	1.00%			7/6/2028	USD	2,857,068	—	(648,755)[1,2,3]
AC Blackpoint Acquisition, Inc.	Delayed Draw	9.27%	SOFR	500	12/31/2030	USD	1,971,015	1,948,537	1,947,459	[1,3,4,5]
AC Blackpoint Acquisition, Inc.	Delayed Draw	9.00%	SOFR	500	12/31/2030	USD	1,971,015	1,287,934	1,287,170	[1,3,4,5,6]
AC Blackpoint Acquisition, Inc.	Delayed Draw	1.00%			12/31/2030	USD	2,956,521	(35,373)	(35,331)[1,2,3,5]
AC Blackpoint Acquisition, Inc.	First Lien Term Loan	9.00%	SOFR	500	12/31/2030	USD	6,389,783	6,317,464	6,313,421	[1,3,4,5]
AC Blackpoint Acquisition, Inc.	Revolver	0.50%			12/31/2030	USD	985,507	(10,802)	(11,777)[1,2,3,5]
Acquia, Inc.	First Lien Term Loan	10.09%	SOFR	600	10/31/2025	USD	5,205,828	5,096,273	5,205,828	[1,3,4]
Acquia, Inc.	Revolver	10.11%	SOFR	600	10/31/2025	USD	302,938	302,872	302,938	[1,3,4]
Acumatica Holdings, Inc.	First Lien Term Loan	9.06%	SOFR	475	7/28/2032	USD	60,000,000	59,410,586	59,400,000	[1,3,4]
Acumatica Holdings, Inc.	Revolver	0.50%			7/28/2032	USD	13,330,000	(130,007)	(133,300)[1,2,3]
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	5,874,422	(104,216)	(14,687)[1,2,3]
Adelaide Borrower, LLC	First Lien Term Loan	10.75%, 3.38% PIK	SOFR	675	5/8/2030	USD	26,195,580	25,769,119	26,130,091	[1,3,4,9]
Adelaide Borrower, LLC	Revolver	0.50%			5/8/2030	USD	3,705,803	(57,237)	(9,265)[1,2,3]
Adonis Bidco Inc.	Revolver	0.50%			11/25/2031	USD	722,989	(13,211)	(6,994)[1,2,3,5]
Adonis Bidco Inc.	Delayed Draw	9.50%	SOFR	550	2/25/2032	USD	1,907,145	270,178	284,405	[1,3,4,5,6]
Adonis Bidco Inc.	First Lien Term Loan	9.75%, 3.00% PIK	SOFR	575	2/25/2032	USD	6,436,355	6,268,100	6,325,650	[1,3,4,5,6,9]
Afiniti, Inc.	Second Lien Term Loan	11.50%, 3.50% PIK	SOFR	750	12/3/2031	USD	14,046,339	13,894,870	12,929,821	[1,3,4,5,9]
Afiniti, Inc.	First Lien Term Loan	11.50%, 3.50% PIK	SOFR	750	12/3/2037	USD	10,338,594	10,231,127	10,240,902	[1,3,4,5,9]
AG-Twin Brook Technology	First Lien Term Loan	10.85%, 4.75% PIK	SOFR	650	10/5/2027	USD	24,873,206	24,604,188	24,469,496	[1,3,4,5,9]
AIDC Intermediate Co2, LLC	First Lien Term Loan	9.66%	SOFR	550	7/22/2027	USD	53,625,000	53,256,999	54,161,250	[1,3,4]
Alegeus Technologies Holdings Corporation	First Lien Term Loan	10.81%	SOFR	650	11/5/2029	USD	52,690,286	51,520,795	51,373,029	[1,3,4]
AMI Buyer, Inc.	First Lien Term Loan	8.90%	SOFR	500	10/17/2031	USD	9,556,419	9,426,921	9,413,073	[1,3,4]
AMI Buyer, Inc.	Revolver	0.50%			10/17/2031	USD	1,393,508	(18,175)	(20,903)[1,2,3]
Anaplan, Inc.	First Lien Term Loan	8.70%	SOFR	450	6/21/2029	USD	24,812,812	24,688,748	24,812,812	[1,3,4]
ANS Midco 3 Limited	First Lien Term Loan	11.34%	SONIA	737	9/8/2027	GBP	12,578,528	17,055,493	16,129,648	[1,3,4,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Appfire Technologies, LLC	Delayed Draw	9.00%	SOFR	500	3/9/2027	USD	6,351,928	$4,112,007	$4,086,906	[1,3,4,6]
Appfire Technologies, LLC	First Lien Term Loan	9.00%	SOFR	500	3/9/2027	USD	21,936,302	21,811,579	21,833,816	[1,3,4]
Appfire Technologies, LLC	Revolver	9.00%	SOFR	500	3/9/2027	USD	980,000	210,000	205,421	[1,3,4,6]
Appfire Technologies, LLC	Delayed Draw	1.00%			3/9/2028	USD	4,850,000	(16,096)	(22,659)[1,2,3]
Appfire Technologies, LLC	First Lien Term Loan	9.00%	SOFR	500	3/9/2028	USD	2,173,131	2,173,100	2,171,457	[1,3,4]
Apryse Software Corp.	First Lien Term Loan	8.78%	SOFR	475	6/26/2032	USD	143,137,755	141,744,932	141,706,378	[1,3,4,8]
Apryse Software Corp.	Revolver	0.50%			6/26/2032	USD	11,862,245	(114,207)	(118,622)[1,2,3]
Aptean, Inc.	Delayed Draw	9.08%	SOFR	475	1/30/2031	USD	74,246,507	54,055,609	54,441,359	[1,3,4,5,6]
Aptean, Inc.	First Lien Term Loan	9.08%	SOFR	475	1/30/2031	USD	97,832,219	97,120,522	97,832,219	[1,3,4]
Aptean, Inc.	Revolver	11.25%	PRIME	375	1/30/2031	USD	9,617,228	894,083	960,285	[1,3,4,5,6]
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	268,052	—	—	[1,2,3]
Arcoro Holdings Corp.	First Lien Term Loan	9.50%	SOFR	550	3/28/2030	USD	9,928,119	9,767,087	9,597,885	[1,3,4]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(29,768)	(65,079)[1,2,3]
Ark Data Centers, LLC	Delayed Draw	8.69%	SOFR	475	11/27/2030	USD	2,967,777	627,331	583,107	[1,3,4,6]
Ark Data Centers, LLC	First Lien Term Loan	8.75%	SOFR	475	11/27/2030	USD	5,032,986	4,943,176	4,864,569	[1,3,4]
Ark Data Centers, LLC	Revolver	8.97%	SOFR	475	11/27/2030	USD	178,080	175,003	172,121	[1,3,4]
Ark Data Centers, LLC	Revolver	8.74%	SOFR	475	11/27/2030	USD	712,320	165,798	154,244	[1,3,4,6]
ASG II, LLC	Delayed Draw	10.71%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,608,696	[1,3,4]
ASG II, LLC	First Lien Term Loan	10.71%	SOFR	625	5/25/2028	USD	30,724,638	30,398,648	30,724,638	[1,3,4]
ASG III, LLC	Delayed Draw	10.81%	SOFR	650	10/31/2029	USD	1,333,333	1,304,776	1,320,684	[1,3,4]
ASG III, LLC	First Lien Term Loan	10.81%	SOFR	650	10/31/2029	USD	3,166,667	3,106,841	3,090,750	[1,3,4]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(8,578)	(10,737)[1,2,3]
ATP Intermediate, Inc.	First Lien Term Loan	12.15%	SOFR	800	6/16/2028	USD	14,223,271	14,184,111	13,673,831	[1,3,4]
AuditBoard, Inc.	Delayed Draw	1.00%			7/12/2031	USD	1,500,000	(13,765)	—	[1,2,3]
AuditBoard, Inc.	First Lien Term Loan	8.50%	SOFR	450	7/12/2031	USD	3,150,000	3,122,443	3,150,000	[1,3,4]
AuditBoard, Inc.	Revolver	0.50%			7/12/2031	USD	600,000	(5,007)	—	[1,2,3]
Azurite Intermediate	Delayed Draw	10.16%	SOFR	600	3/26/2031	USD	3,118,000	3,077,835	3,086,820	[1,3,4]
Azurite Intermediate	First Lien Term Loan	10.16%	SOFR	600	3/26/2031	USD	1,372,000	1,354,474	1,358,280	[1,3,4]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(5,955)	(4,990)[1,2,3]
Azurite Intermediate Holdings, Inc.	Delayed Draw	10.16%	SOFR	600	3/19/2031	USD	7,778,219	7,679,037	7,700,437	[1,3,4]
Azurite Intermediate Holdings, Inc.	First Lien Term Loan	10.16%	SOFR	600	3/19/2031	USD	3,422,416	3,379,225	3,388,192	[1,3,4]
Azurite Intermediate Holdings, Inc.	Revolver	0.50%			3/19/2031	USD	1,244,515	(14,656)	(12,445)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Badge 21 Midco Holdings LLC	Revolver	8.75%	SOFR	475	7/9/2030	USD	2,777,778	$(33,225)	$(27,778)[1,3,4,6]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			7/9/2031	USD	6,944,444	(95,459)	(69,444)[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.00%	SOFR	500	7/9/2031	USD	15,163,194	14,964,651	15,011,563	[1,3,4]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			6/30/2032	USD	1,991,879	(19,226)	(19,919)[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.00%	SOFR	500	6/30/2032	USD	25,559,122	25,310,002	25,303,531	[1,3,4]
Badge 21 Midco Holdings LLC	Revolver	0.50%			6/30/2032	USD	2,523,392	(24,342)	(25,234)[1,2,3]
Banyan Software Holdings, LLC	Delayed Draw	9.41%	SOFR	525	12/19/2030	USD	2,321,163	2,299,834	2,321,163	[1,3,4,5]
Banyan Software Holdings, LLC	First Lien Term Loan	9.41%	SOFR	525	12/19/2030	USD	4,327,300	4,288,092	4,327,300	[1,3,4,5]
Banyan Software Holdings, LLC	Revolver	0.50%			12/19/2030	USD	463,532	(4,055)	—	[1,2,3,5]
Banyan Software Holdings, LLC	Delayed Draw	9.41%	SOFR	525	1/2/2031	USD	1,873,334	829,372	847,324	[1,3,4,5,6]
Baxter Planning Systems, LLC	Delayed Draw	1.00%			5/20/2031	USD	457,909	(6,220)	(4,579)[1,2,3]
Baxter Planning Systems, LLC	First Lien Term Loan	10.56%, 3.38% PIK	SOFR	625	5/20/2031	USD	2,592,849	2,560,625	2,566,921	[1,3,4,9]
Baxter Planning Systems, LLC	Revolver	0.50%			5/20/2031	USD	451,112	(5,474)	(4,511)[1,2,3]
Benefit Street Technology	First Lien Term Loan	9.51%	SOFR	525	10/1/2027	USD	24,125,000	23,927,117	24,125,000	[1,3,4,5]
Benefit Street Technology	Revolver	9.51%	SOFR	525	10/1/2027	USD	2,666,667	866,732	866,667	[1,3,4,5,6]
Beta Plus Technologies, Inc.	Revolver	8.49%	SOFR	450	7/1/2027	USD	6,700,000	4,355,000	4,355,000	[1,3,4,6]
Beta Plus Technologies, Inc.	First Lien Term Loan	9.75%	SOFR	575	7/1/2029	USD	48,750,000	46,175,849	48,750,000	[1,3,4]
Bigtime Software, Inc.	First Lien Term Loan	10.57%	SOFR	625	6/30/2028	USD	23,317,241	23,027,654	23,317,241	[1,3,4]
Bigtime Software, Inc.	Revolver	0.50%			6/30/2028	USD	2,327,586	(46,552)	—	[1,2,3]
BlueCat Networks (USA) Inc.	First Lien Term Loan	9.06%	SOFR	500	8/8/2028	USD	5,313,595	5,250,580	5,250,094	[1,3,4,5]
Bluefin Holding, LLC	First Lien Term Loan	10.31%	SOFR	625	9/12/2029	USD	49,903,846	49,183,143	49,779,087	[1,3,4]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	4,208,758	(86,216)	(10,521)[1,2,3]
Bluesight, Inc.	First Lien Term Loan	9.50%	SOFR	550	7/17/2029	USD	41,200,000	40,547,140	40,451,131	[1,3,4]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	3,700,000	(67,386)	(67,253)[1,2,3]
Bonterra LLC	Delayed Draw	1.00%			3/5/2032	USD	10,925,628	(51,133)	(122,039)[1,2,3,5]
Bonterra LLC	First Lien Term Loan	9.00%	SOFR	500	3/5/2032	USD	101,062,054	100,674,906	99,933,190	[1,3,4,5]
Bonterra LLC	Revolver	9.00%	SOFR	500	3/5/2032	USD	10,925,628	2,017,387	1,950,821	[1,3,4,5,6]
Bottomline Technologies, Inc.	First Lien Term Loan	8.50%	SOFR	450	5/13/2028	USD	9,848,194	9,724,962	9,848,194	[1,3,4]
Bottomline Technologies, Inc.	Revolver	0.50%			5/13/2028	USD	2,079,150	—	—	[1,2,3,5]
Bottomline Technologies, Inc.	First Lien Term Loan	8.50%	SOFR	450	5/13/2029	USD	23,443,607	23,359,681	23,443,607	[1,3,4,5]
Bounteous, Inc.	Delayed Draw	8.91%	SOFR	475	8/2/2027	USD	7,725,288	7,581,747	7,725,288	[1,3,4]
Bounteous, Inc.	Delayed Draw	1.00%			8/2/2027	USD	865,733	(22,052)	—	[1,2,3]
Bounteous, Inc.	First Lien Term Loan	8.91%	SOFR	475	8/2/2027	USD	10,448,500	10,369,486	10,448,500	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	$—	$—	[1,2,3]
Bounteous, Inc.	Delayed Draw	8.91%	SOFR	475	8/2/2029	USD	5,150,192	5,150,192	5,150,192	[1,3,4]
Bounteous, Inc.	Delayed Draw	1.00%			8/2/2029	USD	9,875,392	(48,934)	—	[1,2,3]
Bounteous, Inc.	First Lien Term Loan	8.91%	SOFR	475	8/2/2029	USD	6,965,667	6,965,667	6,965,667	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2029	USD	3,175,078	(9,699)	—	[1,2,3]
BSP-FL Holdings, Inc.	Delayed Draw	1.00%			12/9/2030	USD	3,540,230	(41,344)	—	[1,2,3,5]
BSP-FL Holdings, Inc.	First Lien Term Loan	8.75%	SOFR	475	12/9/2030	USD	7,925,690	7,836,824	7,840,222	[1,3,4,5]
BSP-FL Holdings, Inc.	Revolver	8.92%	SOFR	475	12/9/2030	USD	1,327,587	118,368	132,759	[1,3,4,5,6]
Bullhorn, Inc.	Delayed Draw	6.90%	EURIBOR	500	9/30/2026	EUR	35,000,000	38,039,960	41,089,458	[1,3,4,7]
Bullhorn, Inc.	First Lien Term Loan	6.90%	EURIBOR	500	9/30/2026	EUR	28,927,500	31,327,679	33,960,437	[1,3,4,7]
Bullhorn, Inc.	Delayed Draw	9.16%	SOFR	500	10/1/2029	USD	37,894,737	34,836,222	34,989,474	[1,3,4,6]
Bullhorn, Inc.	First Lien Term Loan	8.97%	SONIA	500	10/1/2029	GBP	25,000,000	31,258,824	33,473,242	[1,3,4,7]
Bullhorn, Inc.	Revolver	9.16%	SOFR	500	10/1/2029	USD	2,105,263	272,855	280,702	[1,3,4,6]
BusinesSolver.com, Inc.	Delayed Draw	9.60%	SOFR	550	12/1/2027	USD	2,451,635	1,477,072	1,493,106	[1,3,4,6]
BusinesSolver.com, Inc.	First Lien Term Loan	9.60%	SOFR	550	12/1/2027	USD	12,141,916	12,046,256	12,141,916	[1,3,4]
By Light Professional IT Services LLC	First Lien Term Loan	9.66%	SOFR	550	7/15/2031	USD	29,494,564	29,232,987	29,124,775	[1,3,4]
By Light Professional IT Services LLC	Revolver	0.50%			7/15/2031	USD	2,234,436	(19,638)	(33,600)[1,2,3]
CB Buyer, Inc.	Delayed Draw	9.25%	SOFR	525	7/1/2031	USD	4,613,619	874,874	905,294	[1,3,4,6]
CB Buyer, Inc.	First Lien Term Loan	9.25%	SOFR	525	7/1/2031	USD	22,050,893	21,858,929	21,995,766	[1,3,4]
CB Buyer, Inc.	Revolver	0.50%			7/1/2031	USD	2,299,234	(18,962)	(5,748)[1,2,3]
CEB Acquisitionco, LLC	First Lien Term Loan	9.77%	SOFR	550	12/21/2027	USD	4,912,500	4,860,103	4,652,209	[1,3,4]
Centegix Intermediate II, LLC	Delayed Draw	1.00%			8/19/2032	USD	3,000,000	(29,758)	(30,000)[1,2,3]
Centegix Intermediate II, LLC	First Lien Term Loan	9.69%	SOFR	550	8/19/2032	USD	10,200,000	10,099,153	10,098,000	[1,3,4]
Centegix Intermediate II, LLC	Revolver	0.50%			8/19/2032	USD	1,800,000	(17,706)	(18,000)[1,2,3]
Certinia Inc.	First Lien Term Loan	9.56%	SOFR	525	11/18/2031	USD	1,442,812	1,429,653	1,457,240	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	10.14%	SOFR	625	12/10/2029	USD	10,382,273	10,291,542	10,278,450	[1,3,4]
CF Newco, Inc.	Revolver	10.14%	SOFR	625	12/10/2029	USD	810,798	561,901	559,451	[1,3,4,6]
Chase Intermediate, LLC	Delayed Draw	9.06%	SOFR	475	10/30/2028	USD	64,711,642	45,002,349	45,789,869	[1,3,4,6]
Chase Intermediate, LLC	Revolver	9.06%	SOFR	475	10/30/2028	USD	2,250,000	625,000	614,474	[1,3,4,6]
Cleo Communications Holding, LLC	First Lien Term Loan	9.76%	SOFR	550	6/7/2027	USD	12,699,250	12,572,257	12,699,250	[1,3,4]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	—	[1,2,3]
Concord Global Acquisition, LLC	Delayed Draw	8.50%	SOFR	450	12/27/2031	USD	3,560,861	820,857	838,774	[1,3,4,5,6]
Concord Global Acquisition, LLC	First Lien Term Loan	8.50%	SOFR	450	12/27/2031	USD	8,189,980	8,114,161	8,153,563	[1,3,4,5]
Concord Global Acquisition, LLC	Revolver	0.50%			12/27/2031	USD	1,424,344	(12,826)	(6,333)[1,2,3,5]
Consilio Midco Limited	Delayed Draw	1.00%			4/11/2032	USD	9,744,083	(97,440)	(45,151)[1,2,3]
Consilio Midco Limited	First Lien Term Loan	9.05%	SOFR	475	4/11/2032	USD	67,721,374	67,075,848	67,407,422	[1,3,4]
Consilio Midco Limited	First Lien Term Loan	6.75%	EURIBOR	475	4/11/2032	EUR	43,848,371	49,438,807	51,238,663	[1,3,4,7]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Consilio Midco Limited	Revolver	0.50%			4/11/2032	USD	14,616,124	$(136,809)	$(67,760)[1,2,3]
Contractual Buyer, LLC	Revolver	0.50%			10/10/2029	USD	3,000,000	—	—	[1,2,3]
Contractual Buyer, LLC	First Lien Term Loan	10.06%	SOFR	600	10/10/2030	USD	25,921,875	25,408,971	26,181,094	[1,3,4]
Corel Corporation	First Lien Term Loan	9.30%	SOFR	500	7/2/2026	USD	3,932,553	3,822,650	3,767,877	[1,4]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	10.00%	SOFR	600	4/16/2030	USD	10,000,001	6,492,731	6,778,120	[1,3,4,6]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2029	USD	4,018,297	—	—	[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	9.56%	SOFR	525	2/27/2029	USD	24,030,560	23,531,371	24,030,560	[1,3,4]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	3,076,772	—	—	[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	9.56%	SOFR	525	2/27/2030	USD	20,524,322	20,524,322	20,524,322	[1,3,4]
Crewline Buyer, Inc.	First Lien Term Loan	10.91%	SOFR	675	11/8/2030	USD	51,724,937	50,680,610	51,236,175	[1,3,4]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	(95,961)	(49,349)[1,2,3]
Cyara AcquisitionCo, LLC	First Lien Term Loan	10.25%, 2.25% PIK	SOFR	625	6/28/2029	USD	3,023,362	3,000,232	3,023,362	[1,3,4,9]
Databricks, Inc.	Delayed Draw	1.00%			1/3/2031	USD	12,409,561	(62,024)	(85,507)[1,2,3]
Databricks, Inc.	First Lien Term Loan	8.59%	SOFR	450	1/3/2031	USD	55,759,175	55,503,612	55,374,969	[1,3,4]
DataLink, LLC	First Lien Term Loan	13.71%	SOFR	725	11/20/2026	USD	5,961,996	5,857,580	851,559	[1,3,4]
DataLink, LLC	Revolver	0.50%			11/20/2026	USD	846,774	—	(725,828)[1,2,3]
DCert Buyer, Inc.	Second Lien Term Loan	11.16%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	11,058,885	[1,4]
Denali Bidco Ltd.	Delayed Draw	1.00%			9/5/2031	GBP	2,782,931	1,707,735	1,679,352	[1,2,3,7]
Denali Bidco Ltd.	First Lien Term Loan	8.97%	SONIA	500	9/5/2031	GBP	12,372,356	16,723,145	15,399,115	[1,3,4,7]
Diamondback Acquisition, Inc.	Delayed Draw	8.66%	SOFR	450	9/24/2032	USD	25,053,422	357,892	357,590	[1,3,4,6]
Diamondback Acquisition, Inc.	First Lien Term Loan	8.50%	SOFR	450	9/24/2032	USD	95,186,717	94,711,713	94,710,783	[1,3,4]
Diamondback Acquisition, Inc.	Revolver	8.66%	SOFR	450	9/24/2032	USD	16,702,281	2,611,395	2,611,171	[1,3,4,6]
Digicert, Inc.	First Lien Term Loan	9.91%	SOFR	575	7/10/2030	USD	6,331,418	6,237,238	6,236,447	[1,3,4,5]
Diligent Corporation	Delayed Draw	9.20%	SOFR	500	8/4/2030	USD	869,216	853,600	863,960	[1,3,4]
Diligent Corporation	Delayed Draw	1.00%			8/4/2030	USD	4,158,222	(24,212)	(25,146)[1,2,3]
Diligent Corporation	First Lien Term Loan	9.20%	SOFR	500	8/4/2030	USD	22,367,644	22,190,865	22,232,378	[1,3,4]
Diligent Corporation	Revolver	9.20%	SOFR	500	8/4/2030	USD	2,104,917	228,753	228,297	[1,3,4,6]
Discovery Buyer, L.P.	Delayed Draw	1.00%			2/6/2032	USD	30,182,927	(288,021)	(526,804)[1,2,3]
Discovery Buyer, L.P.	First Lien Term Loan	9.25%	SOFR	500	2/6/2032	USD	52,317,073	51,828,432	51,403,946	[1,3,4]
Discovery Buyer, L.P.	Revolver	0.50%			2/6/2032	USD	7,500,000	(68,153)	(130,903)[1,2,3]
DLRdmv LLC	Delayed Draw	1.00%			5/8/2032	USD	941,176	(9,154)	(9,412)[1,2,3]
DLRdmv LLC	First Lien Term Loan	9.47%	SOFR	525	5/8/2032	USD	7,058,824	6,991,011	6,988,235	[1,3,4]
DLRdmv LLC	Revolver	0.50%			5/8/2032	USD	941,176	(8,889)	(9,412)[1,2,3]
DriveCentric Holdings, LLC	Delayed Draw	1.00%			8/15/2031	USD	17,912,273	(176,310)	(179,123)[1,2,3,5]
DriveCentric Holdings, LLC	First Lien Term Loan	8.66%	SOFR	450	8/15/2031	USD	17,912,273	17,737,433	17,733,150	[1,3,4,5]
DT Intermediate Holdco	Delayed Draw	9.16%	SOFR	500	2/24/2028	USD	8,489,450	2,654,942	2,709,621	[1,3,4,5,6]
DT1 Midco Corp.	Revolver	0.50%			12/30/2030	USD	465,517	(4,389)	(4,655)[1,2,3]
DT1 Midco Corp.	Delayed Draw	9.16%	SOFR	500	12/30/2031	USD	3,103,448	(8,077)	(8,844)[1,3,4,6]
DT1 Midco Corp.	Delayed Draw	1.00%			12/30/2031	USD	2,726,133	(25,925)	(23,636)[1,2,3,5]
DT1 Midco Corp.	First Lien Term Loan	9.16%	SOFR	500	12/30/2031	USD	8,700,042	8,619,059	8,623,374	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
DT1 Midco Corp.	Revolver	0.50%			12/30/2031	USD	1,090,453	$(9,823)	$(9,454)[1,2,3,5]
Durare Bidco, LLC	Delayed Draw	1.00%			8/9/2032	USD	1,893,939	(18,741)	(18,939)[1,2,3]
Durare Bidco, LLC	First Lien Term Loan	8.99%	SOFR	475	8/9/2032	USD	7,196,970	7,126,077	7,125,000	[1,3,4]
Durare Bidco, LLC	Revolver	0.50%			8/9/2032	USD	909,091	(8,901)	(9,091)[1,2,3]
Eagan Parent, Inc.	Delayed Draw	1.00%			9/8/2032	USD	4,323,870	(21,569)	(21,619)[1,2,3,5]
Eagan Parent, Inc.	First Lien Term Loan	8.63%	SOFR	450	9/8/2032	USD	17,295,481	17,209,149	17,209,003	[1,3,4,5]
Eagan Parent, Inc.	Revolver	0.50%			9/8/2032	USD	2,306,064	(11,503)	(11,530)[1,2,3,5]
Easypark Strategy AB	First Lien Term Loan	6.85%	EURIBOR	475	6/12/2028	EUR	22,056,275	25,460,484	25,460,484	[1,3,4,7]
Easypark Strategy AB	Delayed Draw	10.27%	SONIA	630	12/19/2030	GBP	16,121,461	19,930,645	21,373,181	[1,3,4,7]
Easypark Strategy AB	First Lien Term Loan	9.15%	NIBOR	475	12/19/2030	NOK	130,136,830	11,351,687	12,856,468	[1,3,4,7]
Easypark Strategy AB	First Lien Term Loan	8.92%	SOFR	475	12/19/2030	USD	25,320,696	24,982,534	24,963,484	[1,3,4]
Easypark Strategy AB	First Lien Term Loan	6.79%	EURIBOR	470	12/19/2030	EUR	41,519,532	42,800,382	48,052,830	[1,3,4,7]
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	10,375,688	(96,706)	(25,373)[1,2,3,5]
Eclipse Buyer, Inc.	First Lien Term Loan	8.55%	SOFR	450	9/6/2031	USD	61,216,556	60,672,834	61,066,858	[1,3,4,5]
Eclipse Buyer, Inc.	Revolver	1.00%			9/6/2031	USD	84,759	(702)	(207)[1,2,3,5]
Eclipse Buyer, Inc.	Revolver	0.50%			9/6/2031	USD	4,189,944	(35,622)	(10,246)[1,2,3]
Edmunds GovTech, Inc.	Delayed Draw	8.75%	SOFR	475	2/26/2031	USD	10,706,072	1,445,425	1,741,703	[1,3,4,6]
Edmunds GovTech, Inc.	First Lien Term Loan	8.75%	SOFR	475	2/26/2031	USD	9,216,071	9,063,220	9,308,232	[1,3,4]
Einstein Parent, Inc.	First Lien Term Loan	10.83%	SOFR	650	1/22/2031	USD	53,330,776	52,351,811	52,281,390	[1,3,4,5,8]
Einstein Parent, Inc.	Revolver	0.50%			1/22/2031	USD	5,508,560	(97,725)	(108,392)[1,2,3,5]
Emburse, Inc.	Delayed Draw	1.00%			5/28/2032	USD	7,072,368	(26,970)	(17,681)[1,2,3,5]
Emburse, Inc.	First Lien Term Loan	8.25%	SOFR	425	5/28/2032	USD	39,605,263	39,455,797	39,506,250	[1,3,4,5]
Emburse, Inc.	Revolver	0.50%			5/28/2032	USD	7,072,368	(26,391)	(17,681)[1,2,3,5]
Empyrean Solutions LLC	Delayed Draw	1.00%			11/26/2031	USD	4,976,959	(46,971)	(9,681)[1,2,3,5]
Empyrean Solutions LLC	First Lien Term Loan	8.50%	SOFR	450	11/26/2031	USD	12,442,396	12,328,260	12,418,195	[1,3,4,5]
Empyrean Solutions LLC	Revolver	0.50%			11/26/2031	USD	1,866,359	(16,600)	(3,630)[1,2,3,5]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/22/2029	USD	35,652	(458)	—	[1,2,3]
Enverus Holdings, Inc.	First Lien Term Loan	9.66%	SOFR	550	12/22/2029	USD	2,755,760	2,724,035	2,755,760	[1,3,4]
Enverus Holdings, Inc.	Revolver	9.66%	SOFR	550	12/22/2029	USD	204,728	102,369	104,542	[1,3,4,6]
Enverus Holdings, Inc.	Delayed Draw	9.66%	SOFR	550	12/31/2029	USD	2,739,456	1,621,378	1,663,332	[1,3,4,5,6]
Enverus Holdings, Inc.	First Lien Term Loan	9.66%	SOFR	550	12/31/2029	USD	81,809,207	80,712,994	81,809,207	[1,3,4,5]
Enverus Holdings, Inc.	Revolver	9.66%	SOFR	550	12/31/2029	USD	6,137,599	3,939,429	4,015,814	[1,3,4,5,6]
ESG Investments, Inc.	Revolver	0.50%			9/11/2027	USD	2,142,857	—	—	[1,2,3]
ESG Investments, Inc.	Delayed Draw	8.65%	SOFR	450	3/11/2028	USD	7,917,254	5,347,677	5,426,183	[1,3,4,6]
ESG Investments, Inc.	First Lien Term Loan	8.65%	SOFR	450	3/11/2028	USD	15,372,976	15,221,165	15,372,975	[1,3,4,5]
Espressor Bidco Inc.	Delayed Draw	1.00%			3/25/2032	USD	2,830,865	(41,078)	(42,463)[1,2,3]
Espressor Bidco Inc.	First Lien Term Loan	9.75%	SOFR	575	3/25/2032	USD	10,252,639	10,106,367	10,098,850	[1,3,4]
Espressor Bidco Inc.	Revolver	0.50%			3/25/2032	USD	1,258,162	(17,646)	(18,872)[1,2,3]
Expereo USA, Inc.	Delayed Draw	10.54%, 3.50% PIK	SOFR	650	12/13/2030	USD	840,710	270,286	278,019	[1,3,4,5,6,9]
Expereo USA, Inc.	First Lien Term Loan	10.54%, 3.50% PIK	SOFR	650	12/13/2030	USD	3,680,078	3,582,052	3,614,392	[1,3,4,5,6,9]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Expereo USA, Inc.	Revolver	0.50%			12/13/2030	USD	268,370	$(2,332)	$—	[1,2,3,5]
Exterro LLC	Delayed Draw	1.00%			6/1/2027	USD	6,057,692	(15,475)	(15,144)[1,2,3,5]
Exterro LLC	First Lien Term Loan	9.41%	SOFR	525	6/1/2027	USD	18,942,308	18,819,896	18,816,026	[1,3,4,5]
Financial-Information-Technologies, LLC	First Lien Term Loan	8.75%	SOFR	475	6/30/2030	USD	13,650,000	13,584,412	13,588,184	[1,3,4]
Financial-Information-Technologies, LLC	Revolver	0.50%			6/30/2030	USD	2,500,000	(11,883)	(11,322)[1,2,3]
Financial-Information-Technologies, LLC	Delayed Draw	1.00%			12/15/2030	USD	17,380,000	(227,285)	(78,708)[1,2,3]
Financial-Information-Technologies, LLC	First Lien Term Loan	9.55%	SOFR	525	12/15/2030	USD	30,199,751	29,831,578	30,062,986	[1,3,4]
Finastra USA, Inc.	First Lien Term Loan	11.29%	SOFR	725	9/13/2029	USD	29,689,576	29,238,589	29,986,471	[1,3,4,5]
Finastra USA, Inc.	First Lien Term Loan	11.29%	SOFR	725	9/13/2029	USD	5,998,945	5,998,945	6,058,935	[1,3,4,5]
Finastra USA, Inc.	Revolver	11.29%	SOFR	725	9/13/2029	USD	1,820,183	689,702	690,807	[1,3,4,5,6]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	6,864,661	(137,293)	—	[1,2,3]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.66%	SOFR	450	2/22/2030	USD	4,893,517	4,851,488	4,893,517	[1,3,4,5]
Flexera Software LLC	First Lien Term Loan	8.96%	SOFR	475	8/15/2032	USD	124,920,829	124,612,265	124,608,527	[1,3,4,5,8]
Flexera Software LLC	First Lien Term Loan	6.63%	EURIBOR	475	8/15/2032	EUR	39,682,058	46,187,709	46,469,656	[1,3,4,5,7]
Flexera Software LLC	Revolver	0.50%			8/15/2032	USD	9,677,111	(24,710)	(24,193)[1,2,3,5]
Fourth Enterprises LLC	Delayed Draw	1.00%			3/21/2031	USD	4,833,284	(44,620)	(21,491)[1,2,3,5]
Fourth Enterprises LLC	First Lien Term Loan	8.65%	SOFR	450	3/21/2031	USD	25,045,199	24,809,910	24,933,835	[1,3,4,5]
Fourth Enterprises LLC	Revolver	8.65%	SOFR	450	3/21/2031	USD	2,229,738	380,745	391,438	[1,3,4,5,6]
FQ Buyer, Inc.	Delayed Draw	1.00%			9/30/2032	USD	7,274,709	(72,719)	(72,747)[1,2,3]
FQ Buyer, Inc.	First Lien Term Loan	8.50%	SOFR	450	9/30/2032	USD	21,162,791	20,951,222	20,951,163	[1,3,4]
FQ Buyer, Inc.	Revolver	0.50%			9/30/2032	USD	3,645,833	(36,444)	(36,458)[1,2,3]
FSS Buyer LLC	Revolver	0.50%			8/31/2027	USD	1,610,390	—	—	[1,2,3]
FSS Buyer LLC	First Lien Term Loan	8.66%	SOFR	450	8/31/2028	USD	24,025,618	23,787,653	24,025,618	[1,3,4]
FSS Buyer, LLC	Revolver	8.66%	SOFR	450	8/30/2030	USD	1,293,239	367,073	369,497	[1,3,4,5,6]
FSS Buyer, LLC	First Lien Term Loan	8.66%	SOFR	450	8/29/2031	USD	13,918,440	13,991,630	13,918,440	[1,3,4,5]
Fullsteam Operations LLC	Delayed Draw	1.00%			8/8/2031	USD	24,348,638	(225,561)	(243,487)[1,2,3,5]
Fullsteam Operations LLC	First Lien Term Loan	9.48%	SOFR	525	8/8/2031	USD	73,045,916	72,358,323	72,315,458	[1,3,4,5]
Fullsteam Operations LLC	Revolver	0.50%			8/8/2031	USD	8,543,296	(83,382)	(85,433)[1,2,3,5]
Gainsight, Inc.	First Lien Term Loan	9.85% PIK	SOFR	550	7/30/2027	USD	27,155,061	27,019,854	26,884,868	[1,3,4,9]
Gainsight, Inc.	Revolver	0.50%			7/30/2027	USD	2,816,332	—	(28,023)[1,2,3]
Gainsight, Inc.	First Lien Term Loan	9.85%	SOFR	550	4/1/2031	USD	4,748,625	4,726,405	4,701,376	[1,3,4]
GHP-VGS Purchaser LLC	Delayed Draw	1.00%			4/30/2032	USD	846,845	(8,224)	(8,192)[1,2,3,5]
GHP-VGS Purchaser LLC	First Lien Term Loan	9.06%	SOFR	475	4/30/2032	USD	1,812,249	1,794,902	1,794,718	[1,3,4,5]
GHP-VGS Purchaser LLC	Revolver	0.50%			4/30/2032	USD	261,058	(2,458)	(2,525)[1,2,3,5]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Gigamon, Inc.	First Lien Term Loan	10.22%	SOFR	575	3/9/2029	USD	11,432	$11,258	$11,432	[1,3,4]
GovBrands Intermediate, Inc.	Delayed Draw	9.65%	SOFR	550	8/4/2027	USD	1,209,195	1,204,227	1,193,292	[1,3,4]
GovBrands Intermediate, Inc.	First Lien Term Loan	9.65%	SOFR	550	8/4/2027	USD	6,327,134	6,263,863	6,243,924	[1,3,4]
GovBrands Intermediate, Inc.	Revolver	9.65%	SOFR	550	8/4/2027	USD	671,545	156,694	147,862	[1,3,4,6]
GovCIO Buyer Company	First Lien Term Loan	9.42%	SOFR	525	7/9/2031	USD	25,395,753	25,019,136	25,014,817	[1,3,4]
GovDelivery Holdings, LLC	Delayed Draw	10.06%, 2.25% PIK	SOFR	575	1/17/2030	USD	9,104,715	6,514,210	6,502,860	[1,3,4,6,9]
GovDelivery Holdings, LLC	Delayed Draw	10.06%, 2.25% PIK	SOFR	575	1/17/2031	USD	21,236,753	19,679,190	20,042,497	[1,3,4,5,6,9]
GovDelivery Holdings, LLC	Delayed Draw	1.00%			1/17/2031	USD	617,578	(3,087)	5,990	[1,2,3,5]
GovDelivery Holdings, LLC	First Lien Term Loan	10.06%, 2.25% PIK	SOFR	575	1/17/2031	USD	98,858,509	98,087,881	99,817,436	[1,3,4,5,9]
GovDelivery Holdings, LLC	Revolver	11.75%	PRIME	750	1/17/2031	USD	666,609	206,072	210,648	[1,3,4,5,6]
GovDelivery Holdings, LLC	Revolver	10.50%	PRIME	525	1/17/2031	USD	13,076,176	1,773,987	1,873,482	[1,3,4,5,6]
GS Acquisitionco, Inc.	First Lien Term Loan	9.25%	SOFR	525	5/25/2026	USD	8,039,260	8,011,479	8,079,456	[1,3,4]
GS Acquisitionco, Inc.	Revolver	0.50%			5/30/2026	USD	690,589	—	(1,726)[1,2,3]
GS Acquisitionco, Inc.	Delayed Draw	9.25%	SOFR	525	12/2/2026	USD	1,384,003	300,525	302,543	[1,3,4,6]
GS Acquisitionco, Inc.	Revolver	9.25%	SOFR	525	12/2/2026	USD	1,050,000	650,707	651,181	[1,3,4,6]
GS Acquisitionco, Inc.	Delayed Draw	9.25%	SOFR	525	5/25/2028	USD	228,905	84,747	84,739	[1,3,4,5,6]
GS Acquisitionco, Inc.	Delayed Draw	1.00%			5/25/2028	USD	817,626	(2,044)	(2,044)[1,2,3,5]
GS Acquisitionco, Inc.	First Lien Term Loan	9.25%	SOFR	525	5/25/2028	USD	42,631,315	42,532,857	42,844,471	[1,3,4,5]
GS Acquisitionco, Inc.	Revolver	0.50%			5/25/2028	USD	160,984	(384)	(402)[1,2,3,5]
GS Acquisitionco, Inc.	Delayed Draw	9.25%	SOFR	525	5/28/2028	USD	5,899,687	182,036	194,938	[1,3,4,6]
Guava Buyer LLC	Revolver	9.71%	SOFR	550	8/12/2030	USD	4,777,070	1,945,030	1,942,675	[1,3,4,6]
Guava Buyer LLC	Delayed Draw	9.67%	SOFR	550	8/12/2032	USD	4,777,070	2,007,391	2,006,370	[1,3,4,6]
Guava Buyer LLC	First Lien Term Loan	9.73%	SOFR	550	8/12/2032	USD	40,445,860	39,647,621	39,636,943	[1,3,4]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	8.75%	SOFR	475	11/16/2028	USD	29,500,000	29,256,908	29,647,500	[1,3,4]
Help Systems Holdings, Inc.	First Lien Term Loan	8.16%	SOFR	375	11/19/2026	USD	9,504,713	9,433,506	9,011,086	[1,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	11.16%	SOFR	675	11/19/2027	USD	10,000,000	10,000,019	7,201,242	[1,4]
Higher Logic, LLC	First Lien Term Loan	9.25%	SOFR	525	1/10/2029	USD	8,411,160	8,338,780	8,373,760	[1,3,4,5]
Higher Logic, LLC	Revolver	0.50%			1/10/2029	USD	700,930	(5,848)	(3,117)[1,2,3,5]
Homecare Software Solutions LLC	Delayed Draw	9.71%, 2.93% PIK	SOFR	555	6/14/2031	USD	1,843,943	1,828,092	1,825,504	[1,3,4,9]
Homecare Software Solutions LLC	First Lien Term Loan	9.71%, 2.93% PIK	SOFR	555	6/14/2031	USD	14,617,262	14,490,358	14,471,089	[1,3,4,9]
Homecare Software Solutions LLC	Revolver	0.50%			6/14/2031	USD	1,415,094	(11,575)	(14,151)[1,2,3]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,262,444	(33,936)	—	[1,2,3]
Hyland Software, Inc.	First Lien Term Loan	9.16%	SOFR	500	9/19/2030	USD	47,021,494	46,316,171	47,139,047	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Hyphen Solutions, LLC	Delayed Draw	1.00%			8/6/2032	USD	4,361,186	$(21,611)	$(21,806)[1,2,3,5]
Hyphen Solutions, LLC	First Lien Term Loan	8.66%	SOFR	450	8/6/2032	USD	23,550,404	23,434,193	23,432,653	[1,3,4,5]
Hyphen Solutions, LLC	Revolver	1.00%			8/6/2032	USD	2,616,712	(12,854)	(13,083)[1,2,3,5]
Icefall Parent, Inc.	First Lien Term Loan	9.06%	SOFR	475	1/26/2030	USD	7,667,756	7,536,968	7,591,078	[1,3,4]
Icefall Parent, Inc.	Revolver	0.50%			1/26/2030	USD	753,958	(10,916)	(7,540)[1,2,3]
Imagine Acquisitionco, Inc.	First Lien Term Loan	9.29%	SOFR	500	11/16/2027	USD	6,981,511	6,911,696	6,981,511	[1,3,4]
Imagine Acquisitionco, Inc.	Revolver	0.50%			11/16/2027	USD	1,157,556	—	—	[1,2,3]
Infinite Bidco LLC	First Lien Term Loan	10.45%	SOFR	625	3/2/2028	USD	16,560,302	16,282,464	16,443,586	[1,3,4]
InhabitIQ, Inc.	Delayed Draw	1.00%			1/10/2032	USD	4,344,984	(19,055)	(8,451)[1,2,3,5]
InhabitIQ, Inc.	First Lien Term Loan	8.66%	SOFR	450	1/10/2032	USD	15,641,944	15,592,431	15,611,519	[1,3,4,5]
InhabitIQ, Inc.	Revolver	0.50%			1/10/2032	USD	2,715,615	(11,383)	(5,282)[1,2,3,5]
INTEL 471, Inc.	Delayed Draw	1.00%			9/27/2028	USD	9,687,500	(122,412)	—	[1,2,3]
INTEL 471, Inc.	First Lien Term Loan	9.56%	SOFR	525	9/27/2028	USD	5,812,500	5,748,790	5,812,500	[1,3,4]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(13,037)[1,2,3,5]
IQN Holding Corp.	Revolver	9.25%	SOFR	525	5/2/2028	USD	577,540	279,144	274,161	[1,3,4,6]
IQN Holding Corp.	Delayed Draw	9.75%, 3.13% PIK	SOFR	575	5/2/2029	USD	13,257,576	13,133,500	13,143,175	[1,3,4,9]
IQN Holding Corp.	Delayed Draw	1.00%			5/2/2029	USD	5,504,991	(40,755)	(47,503)[1,2,3]
IQN Holding Corp.	First Lien Term Loan	9.75%, 3.13% PIK	SOFR	575	5/2/2029	USD	7,233,299	7,158,956	7,170,882	[1,3,4,9]
Ivanti Software, Inc.	Second Lien Term Loan	11.81%	SOFR	725	12/1/2028	USD	7,070,000	6,923,060	4,090,011	[1,4]
Ivanti Software, Inc.	First Lien Term Loan	10.05%	SOFR	575	6/1/2029	USD	958,815	914,175	988,179	[1,4]
IXOPay, Inc.	Delayed Draw	1.00%			2/24/2031	USD	3,475,000	(33,053)	(32,836)[1,2,3]
IXOPay, Inc.	First Lien Term Loan	9.32%	SOFR	500	2/24/2031	USD	7,470,000	7,400,898	7,399,414	[1,3,4]
IXOPay, Inc.	Revolver	0.50%			2/24/2031	USD	765,000	(6,894)	(7,229)[1,2,3]
Jams Buyer LLC	Revolver	0.50%			6/2/2031	USD	319,668	(4,536)	(4,691)[1,2,3,5]
Jams Buyer LLC	Delayed Draw	1.00%			6/2/2032	USD	572,052	(8,385)	(8,395)[1,2,3,5]
Jams Buyer LLC	First Lien Term Loan	9.82%	SOFR	550	6/2/2032	USD	1,830,568	1,804,003	1,803,704	[1,3,4,5]
Jigsaw Bidco AS	First Lien Term Loan	11.99%, 0.45% PIK	NIBOR	680	12/31/2026	NOK	15,746,482	1,700,049	1,514,145	[1,3,4,5,7,9]
Kairos Bidco Limited	Delayed Draw	9.06%	SOFR	475	7/21/2032	USD	12,500,000	12,377,431	12,375,000	[1,3,4]
Kairos Bidco Limited	Revolver	9.08%	SOFR	475	7/21/2032	USD	1,500,000	135,399	135,000	[1,3,4,6]
Khoros, LLC	First Lien Term Loan	10.00%			5/23/2030	USD	1,889,437	1,889,437	1,889,437	[1,3]
KPA Parent Holdings, Inc.	Delayed Draw	1.00%			3/12/2032	USD	2,540,025	(24,522)	(11,294)[1,2,3,5]
KPA Parent Holdings, Inc.	First Lien Term Loan	9.07%	SOFR	475	3/12/2032	USD	17,780,172	17,611,530	17,701,113	[1,3,4,5]
KPA Parent Holdings, Inc.	Revolver	0.50%			3/12/2032	USD	1,778,017	(16,537)	(7,906)[1,2,3,5]
Kpler Finance SA	Revolver	9.62%	SOFR	550	7/18/2029	USD	7,777,778	4,565,983	4,554,262	[1,3,4,6]
Kpler Finance SA	Delayed Draw	1.00%			1/18/2031	USD	5,555,556	(78,526)	(80,289)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Kpler Finance SA	First Lien Term Loan	9.62%	SOFR	550	1/18/2031	USD	38,888,888	$38,338,370	$38,326,864	[1,3,4]
LabVantage Solutions, Inc.	First Lien Term Loan	9.57%	SOFR	525	12/23/2030	USD	5,839,980	5,760,769	5,814,013	[1,3,4]
LabVantage Solutions, Inc.	Revolver	0.50%			12/23/2030	USD	454,000	(5,981)	(2,019)[1,2,3]
LeadsOnline, LLC	First Lien Term Loan	8.50%	SOFR	450	2/7/2028	USD	1,450,350	1,445,445	1,442,450	[1,3,4]
LeadsOnline, LLC	First Lien Term Loan	8.48%	SOFR	450	2/7/2028	USD	14,795,287	14,540,446	14,714,696	[1,3,4]
LeadsOnline, LLC	Revolver	0.50%			2/7/2028	USD	1,176,470	—	(6,408)[1,2,3]
LeadVenture, Inc.	Delayed Draw	9.25%	SOFR	525	6/23/2032	USD	5,925,926	1,868,607	1,874,387	[1,3,4,6]
LeadVenture, Inc.	First Lien Term Loan	9.57%	SOFR	525	6/23/2032	USD	31,111,111	30,657,052	30,684,973	[1,3,4]
LeadVenture, Inc.	Revolver	0.50%			6/23/2032	USD	2,962,963	(42,750)	(40,585)[1,2,3]
LeaseCrunch LLC	Delayed Draw	9.21%	SOFR	500	5/24/2029	USD	1,462,650	1,442,095	1,462,000	[1,3,4]
LeaseCrunch, LLC	First Lien Term Loan	9.77%	SOFR	550	5/24/2029	USD	2,910,600	2,870,878	2,909,307	[1,3,4]
LeaseCrunch, LLC	Revolver	0.50%			5/24/2029	USD	735,000	(9,435)	(327)[1,2,3]
Litera Bidco LLC	First Lien Term Loan	9.16%	SOFR	500	5/29/2026	USD	10,431,874	10,336,709	10,411,583	[1,3,4]
Litera Bidco LLC	Delayed Draw	9.16%	SOFR	500	5/1/2028	USD	11,520,964	10,563,814	10,570,246	[1,3,4,5,6]
Litera Bidco LLC	Delayed Draw	1.00%			5/1/2028	USD	4,598,006	—	(8,943)[1,2,3,5]
Litera Bidco LLC	First Lien Term Loan	9.16%	SOFR	500	5/1/2028	USD	16,630,564	16,494,178	16,598,216	[1,3,4,5]
Litera Bidco LLC	Revolver	11.50%	PRIME	400	5/1/2028	USD	341,800	49,648	50,117	[1,3,4,5,6]
LogRhythm, Inc.	First Lien Term Loan	11.66%	SOFR	750	7/2/2029	USD	16,769,254	16,362,285	16,266,176	[1,3,4]
LogRhythm, Inc.	Revolver	0.50%			7/2/2029	USD	1,676,925	(38,016)	(50,308)[1,2,3]
LR Orion Bidco Limited	Revolver	0.50%			5/18/2031	GBP	8,602,151	5,027,836	5,157,067	[1,2,3,7]
LR Orion Bidco Limited	Delayed Draw	1.00%			11/18/2031	USD	13,824,490	(62,149)	45,621	[1,2,3]
LR Orion Bidco Limited	First Lien Term Loan	9.45%	SOFR	525	11/18/2031	USD	93,315,306	92,450,700	93,196,715	[1,3,4]
Lytx, Inc.	First Lien Term Loan	9.26%	SOFR	500	2/28/2028	USD	37,500,000	37,034,627	37,500,000	[1,3,4]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	10.73%, 6.50% PIK	SOFR	650	7/30/2029	USD	21,175,423	21,040,423	20,346,047	[1,3,4,9]
ManTech International Corporation	Revolver	0.50%			9/14/2028	USD	6,744,017	—	—	[1,2,3]
ManTech International Corporation	Delayed Draw	1.00%			9/14/2029	USD	8,616,244	—	—	[1,2,3]
ManTech International Corporation	First Lien Term Loan	9.31%	SOFR	500	9/14/2029	USD	56,236,091	55,420,351	56,236,091	[1,3,4]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	10.76%	SOFR	650	7/1/2026	USD	20,569,901	20,505,557	20,569,901	[1,3,4]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,224	(71,429)	(21,122)[1,2,3]
Mercury Bidco LLC	First Lien Term Loan	9.75%	SOFR	575	5/31/2030	USD	28,538,265	27,971,146	28,413,565	[1,3,4]
Metatiedot Bidco Oy	Revolver	0.50%			11/27/2030	EUR	98,166	(1,258)	12,173	[1,2,3,5,7]
Metatiedot Bidco Oy	Delayed Draw	7.28%	EURIBOR	525	11/27/2031	EUR	151,999	1,849	22,940	[1,3,4,5,6,7]
Metatiedot Bidco Oy	First Lien Term Loan	9.45%	SOFR	525	11/27/2031	USD	360,559	355,615	360,559	[1,3,4,5]
Metatiedot Bidco Oy	First Lien Term Loan	7.28%	EURIBOR	525	11/27/2031	EUR	481,352	498,573	565,100	[1,3,4,5,7]
MGT Impact Holdings, LLC	Revolver	9.57%	SOFR	525	4/10/2028	USD	2,700,000	1,635,442	1,645,327	[1,3,4,6]
MGT Impact Holdings, LLC	Delayed Draw	9.16%	SOFR	525	4/10/2029	USD	6,240,433	1,245,588	1,274,384	[1,3,4,6]
MGT Impact Holdings, LLC	First Lien Term Loan	9.17%	SOFR	525	4/10/2029	USD	6,642,918	6,583,081	6,611,423	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
MGT Merger Target, LLC	Revolver	9.57%	SOFR	525	4/10/2028	USD	3,103,448	$1,228,079	$1,228,882	[1,3,4,6]
MGT Merger Target, LLC	Delayed Draw	9.17%	SOFR	525	4/10/2029	USD	13,144,514	12,874,591	13,082,193	[1,3,4]
MGT Merger Target, LLC	Delayed Draw	9.16%	SOFR	525	4/10/2029	USD	1,386,925	1,379,973	1,380,350	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	9.17%	SOFR	525	4/10/2029	USD	38,617,722	37,735,940	38,434,629	[1,3,4]
Mindbody, Inc.	First Lien Term Loan	10.46%	SOFR	600	9/30/2027	USD	7,003,041	6,597,159	6,989,420	[1,3,4]
Mindbody, Inc.	Revolver	0.50%			9/30/2027	USD	1,428,571	(3,571)	(2,779)[1,2,3]
Monotype Imaging Holdings, Inc.	Delayed Draw	9.66%	SOFR	550	2/28/2031	USD	3,448,275	847,416	893,103	[1,3,4,5,6]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	9.66%	SOFR	550	2/28/2031	USD	41,275,862	40,757,068	41,275,862	[1,3,4,5]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2031	USD	5,172,414	(60,694)	—	[1,2,3,5]
Moonlight Parent, Inc.	Delayed Draw	1.00%			9/9/2032	USD	3,066,038	(30,528)	(30,660)[1,2,3]
Moonlight Parent, Inc.	First Lien Term Loan	8.75%	SOFR	475	9/9/2032	USD	11,344,340	11,231,590	11,230,896	[1,3,4]
Moonlight Parent, Inc.	Revolver	0.50%			9/9/2032	USD	1,839,623	(18,240)	(18,396)[1,2,3]
Motor Vehicle Software Corporation	Revolver	0.50%			1/6/2031	USD	1,243,544	(8,215)	(3,912)[1,2,3,5]
Motor Vehicle Software Corporation	First Lien Term Loan	8.50%	SOFR	475	1/6/2032	USD	18,785,344	18,776,196	18,726,249	[1,3,4,5]
Motor Vehicle Software Corporation	Revolver	0.50%			1/6/2032	USD	2,109,612	(9,982)	(6,636)[1,2,3,5]
Mountain Parent, Inc.	Delayed Draw	1.00%			6/27/2031	USD	14,630,411	(118,458)	38,039	[1,2,3,5]
Mountain Parent, Inc.	First Lien Term Loan	8.75%	SOFR	475	6/27/2031	USD	64,556,554	64,064,973	64,724,402	[1,3,4,5]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	7,802,883	(60,259)	20,288	[1,2,3,5]
MyComplianceoffice, Inc.	First Lien Term Loan	11.76%	SOFR	750	12/29/2026	USD	8,638,298	8,574,384	8,624,780	[1,3,4]
Navex TopCo, Inc.	First Lien Term Loan	9.41%	SOFR	525	11/8/2030	USD	40,002,136	39,361,191	39,924,328	[1,3,4,5]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8.95%	SOFR	475	6/22/2027	USD	7,755,982	405,709	464,592	[1,3,4,6]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	8.95%	SOFR	475	6/22/2027	USD	4,375,710	4,347,682	4,370,150	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8.95%	SOFR	475	6/9/2029	USD	8,635,897	164,899	280,226	[1,3,4,6]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	8.95%	SOFR	475	6/9/2029	USD	49,800,678	49,414,518	49,737,388	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	—	(3,647)[1,2,3]
New Era Merger Sub, Inc.	First Lien Term Loan	10.46%	SOFR	625	6/30/2030	USD	3,716,974	3,716,974	3,716,974	[1,3,4,5]
New Era Merger Sub, Inc.	Revolver	10.40%	SOFR	625	6/30/2030	USD	376,426	376,426	376,426	[1,3,4]
NMN Holdings III Corp.	First Lien Term Loan	8.88%	SOFR	475	7/31/2031	USD	641,399	635,048	634,985	[1,3,4,5]
NMN Holdings III Corp.	First Lien Term Loan	7.76%	CORRA	500	7/31/2031	CAD	1,651,592	1,180,512	1,174,877	[1,3,5,7]
North Star Acquisitionco LLC	Delayed Draw	8.50%	SOFR	450	5/3/2029	USD	1,822,839	1,776,621	1,822,839	[1,3,4,5]
North Star Acquisitionco LLC	First Lien Term Loan	8.50%	SOFR	450	5/3/2029	USD	19,900,840	19,632,759	19,900,840	[1,3,4,5]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
North Star Acquisitionco LLC	Revolver	8.50%	SOFR	450	5/3/2029	USD	2,198,398	$2,155,483	$2,155,483	[1,3,4,5,6]
OEConnection LLC	Delayed Draw	9.41%	SOFR	525	4/22/2031	USD	15,248,247	15,123,150	15,267,305	[1,3,4,5]
OEConnection LLC	Delayed Draw	1.00%			4/22/2031	USD	7,395,112	(33,201)	9,244	[1,2,3,5]
OEConnection LLC	First Lien Term Loan	9.41%	SOFR	525	4/22/2031	USD	81,432,655	80,778,141	81,534,444	[1,3,4,5]
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	9,572,424	(75,209)	11,965	[1,2,3,5]
OLO Parent, Inc.	First Lien Term Loan	8.56%	SOFR	450	9/13/2032	USD	20,970,395	20,865,720	20,865,543	[1,3,4,5]
OLO Parent, Inc.	Revolver	0.50%			9/13/2032	USD	1,997,180	(9,962)	(9,986)[1,2,3,5]
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	1.00%			1/15/2031	USD	7,500,000	(88,276)	(70,302)[1,2,3]
Omega Systems Intermediate Holdings, Inc.	First Lien Term Loan	9.00%	SOFR	500	1/15/2031	USD	12,750,000	12,604,911	12,630,487	[1,3,4]
Omega Systems Intermediate Holdings, Inc.	Revolver	0.50%			1/15/2031	USD	2,250,000	(24,849)	(21,090)[1,2,3]
oneZero Financial Systems, LLC	Delayed Draw	9.31%	SOFR	500	10/7/2031	USD	4,876,971	1,597,391	1,603,103	[1,3,4,6]
oneZero Financial Systems, LLC	First Lien Term Loan	9.31%	SOFR	500	10/7/2031	USD	27,836,538	27,586,483	27,609,711	[1,3,4]
oneZero Financial Systems, LLC	Revolver	0.50%			10/7/2031	USD	3,485,577	(30,052)	(28,402)[1,2,3]
Onit, Inc.	Delayed Draw	1.00%			1/27/2032	USD	23,049,789	(219,726)	(230,498)[1,2,3,5]
Onit, Inc.	First Lien Term Loan	9.06%	SOFR	475	1/27/2032	USD	52,246,190	51,759,582	51,723,727	[1,3,4,5]
Onit, Inc.	Revolver	0.50%			1/27/2032	USD	7,683,263	(69,644)	(76,832)[1,2,3,5]
Onit, Inc.	First Lien Term Loan	8.50%	SOFR	450	9/24/2032	USD	3,287,037	3,270,635	3,270,602	[1,3,4]
Optimizely North America Inc.	First Lien Term Loan	9.47%	SONIA	550	10/30/2031	GBP	4,136,830	5,316,084	5,563,246	[1,3,4,5,7]
Optimizely North America Inc.	First Lien Term Loan	9.16%	SOFR	500	10/30/2031	USD	32,053,954	31,764,012	32,053,954	[1,3,4,5]
Optimizely North America Inc.	First Lien Term Loan	7.15%	EURIBOR	525	10/30/2031	EUR	10,366,546	11,156,794	12,170,164	[1,3,4,5,7]
Optimizely North America Inc.	Revolver	0.50%			10/30/2031	USD	4,701,528	(40,966)	—	[1,2,3,5]
OSP Hamilton Purchaser, LLC	Delayed Draw	9.32%	SOFR	500	12/28/2029	USD	27,394,996	258,224	250,128	[1,3,4,6]
OSP Hamilton Purchaser, LLC	Delayed Draw	9.31%	SOFR	500	12/28/2029	USD	36,799,125	36,199,507	36,431,136	[1,3,4]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	9.31%	SOFR	500	12/28/2029	USD	48,155,747	47,427,373	47,674,189	[1,3,4]
OSP Hamilton Purchaser, LLC	Revolver	9.31%	SOFR	500	12/28/2029	USD	11,200,000	4,059,417	4,088,000	[1,3,4,6]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	12.88%, 0.75% PIK	SOFR	848	7/31/2026	USD	7,270,052	7,207,698	7,270,052	[1,3,4,9]
Park Place Technologies, LLC	Revolver	9.41%	SOFR	525	3/25/2030	USD	4,598,781	2,789,927	2,789,927	[1,3,4,6]
Park Place Technologies, LLC	Delayed Draw	9.48%	SOFR	525	3/25/2031	USD	6,115,819	3,127,834	3,181,797	[1,3,4,6]
Park Place Technologies, LLC	First Lien Term Loan	9.56%	SOFR	525	3/25/2031	USD	38,876,816	38,550,327	38,876,816	[1,3,4]
PC Dreamscape Opco, Inc.	Delayed Draw	9.75%	SOFR	575	4/25/2028	USD	3,190,790	3,190,790	3,190,789	[1,3,4]
PC Dreamscape Opco, Inc.	First Lien Term Loan	9.75%	SOFR	575	4/25/2028	USD	11,742,105	11,622,290	11,742,105	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	$—	$—	[1,2,3]
PCMI Parent, LLC	First Lien Term Loan	9.52%	SOFR	550	3/15/2032	USD	2,663,114	2,637,933	2,650,672	[1,3,4,5]
PCMI Parent, LLC	Revolver	0.50%			3/15/2032	USD	528,451	(4,880)	(2,469)[1,2,3,5]
PCS Software, Inc.	First Lien Term Loan	10.15%, 0.50% PIK	SOFR	600	1/1/2026	USD	5,118,659	5,040,940	5,089,975	[1,3,4,9]
PCS Software, Inc.	Revolver	0.50%			1/1/2026	USD	363,714	(1,546)	(2,038)[1,2,3]
PDI TA Holdings, Inc.	Delayed Draw	9.81%	SOFR	550	2/1/2031	USD	8,293,568	8,222,915	8,277,437	[1,3,4,5]
PDI TA Holdings, Inc.	First Lien Term Loan	9.81%	SOFR	550	2/1/2031	USD	46,462,873	46,122,500	46,372,498	[1,3,4,5]
PDI TA Holdings, Inc.	Revolver	9.81%	SOFR	550	2/1/2031	USD	4,112,908	1,613,210	1,637,163	[1,3,4,5,6]
PDQ.com Corporation	Delayed Draw	8.73%	SOFR	450	8/27/2027	USD	11,921,850	2,755,781	2,904,040	[1,3,4,6]
PDQ.com Corporation	Delayed Draw	8.50%	SOFR	450	8/27/2027	USD	7,136,471	6,948,931	7,136,471	[1,3,4]
PDQ.com Corporation	First Lien Term Loan	8.50%	SOFR	450	8/27/2027	USD	10,417,647	10,347,153	10,417,647	[1,3,4]
PDQ.com Corporation	Revolver	0.50%			8/27/2027	USD	8,343,653	(30,882)	—	[1,2,3]
PDQ.com Corporation	First Lien Term Loan	8.69%	SOFR	450	10/12/2029	USD	18,020,335	17,644,742	18,020,335	[1,3,4]
Penn TRGRP Holdings, LLC	Delayed Draw	1.00%			9/29/2030	USD	1,230,006	—	(9,225)[1,2,3]
Penn TRGRP Holdings, LLC	First Lien Term Loan	11.75%, 6.00% PIK	SOFR	775	9/29/2030	USD	43,868,840	43,212,519	43,539,823	[1,3,4,9]
Penn TRGRP Holdings, LLC	Revolver	0.50%			9/29/2030	USD	5,283,134	(105,663)	(39,624)[1,2,3]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(70,245)	—	[1,2,3,5]
Phoenix 1 Buyer Corporation	First Lien Term Loan	9.08%	SOFR	475	11/20/2030	USD	21,492,134	21,174,535	21,492,134	[1,3,4,5]
Ping Identity Holding Corp.	Revolver	0.50%			10/17/2028	USD	216,898	—	—	[1,2,3]
Ping Identity Holding Corp.	First Lien Term Loan	8.75%	SOFR	475	10/17/2029	USD	2,120,155	2,120,155	2,141,357	[1,3,4]
Poseidon IntermediateCo, Inc.	Revolver	0.50%			6/16/2031	USD	295,990	(2,818)	(1,383)[1,2,3,5]
Poseidon IntermediateCo, Inc.	Delayed Draw	1.00%			6/16/2032	USD	577,089	(5,654)	(2,696)[1,2,3,5]
Poseidon IntermediateCo, Inc.	First Lien Term Loan	8.82%	SOFR	450	6/16/2032	USD	2,596,901	2,571,710	2,584,768	[1,3,4,5]
PowerGEM Buyer, Inc.	Delayed Draw	8.66%	SOFR	450	11/8/2031	USD	9,977,517	5,965,934	5,964,069	[1,3,4,6]
PowerGEM Buyer, Inc.	First Lien Term Loan	8.70%	SOFR	450	11/8/2031	USD	12,339,207	12,297,237	12,222,610	[1,3,4]
PowerGEM Buyer, Inc.	Revolver	0.50%			11/8/2031	USD	3,500,000	(30,603)	(33,072)[1,2,3]
ProcessUnity Holdings, LLC	Delayed Draw	10.50%	SOFR	650	9/24/2028	USD	1,000,000	987,500	1,000,000	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	10.50%	SOFR	650	9/24/2028	USD	8,500,000	8,399,982	8,500,000	[1,3,4]
ProcessUnity Holdings, LLC	Revolver	10.50%	SOFR	650	9/24/2028	USD	1,000,000	600,000	600,000	[1,3,4,6]
Project Leopard Holdings, Inc.	First Lien Term Loan	9.66%	SOFR	525	7/20/2029	USD	72,810,393	69,665,073	65,878,115	[1,4,10]
Project Pathfinder Borrower, LLC	First Lien Term Loan	9.33%	SOFR	500	1/22/2032	USD	85,000,000	84,202,011	84,150,000	[1,3,4]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Project Pathfinder Borrower, LLC	Revolver	0.50%			1/22/2032	USD	6,666,667	$(60,174)	$(66,667)[1,2,3]
QBS Parent, Inc.	First Lien Term Loan	8.50%	SOFR	450	11/7/2031	USD	14,397,361	14,331,674	14,369,357	[1,3,4,5]
QBS Parent, Inc.	Revolver	0.50%			11/7/2031	USD	8,438,049	(36,842)	(16,413)[1,2,3,5]
QBS Parent, Inc.	Delayed Draw	1.00%			6/3/2032	USD	32,841,717	(164,209)	(63,880)[1,2,3]
QBS Parent, Inc.	First Lien Term Loan	8.50%	SOFR	450	6/3/2032	USD	117,943,806	117,397,461	117,714,395	[1,3,4,5]
QBS Parent, Inc.	Revolver	0.50%			6/3/2032	USD	8,738,784	(41,685)	(16,998)[1,2,3]
QF Holdings, Inc.	Delayed Draw	9.06%	SOFR	475	12/15/2027	USD	436,404	431,603	436,404	[1,3,4]
QF Holdings, Inc.	First Lien Term Loan	9.06%	SOFR	475	12/15/2027	USD	2,182,018	2,158,015	2,182,018	[1,3,4]
QF Holdings, Inc.	Revolver	0.50%			12/15/2027	USD	201,754	—	—	[1,2,3]
QSR Acquisition Co.	Delayed Draw	1.00%			6/25/2032	USD	10,170,000	(74,842)	(65,642)[1,2,3]
QSR Acquisition Co.	First Lien Term Loan	8.25%	SOFR	425	6/25/2032	USD	45,760,000	45,426,243	45,464,642	[1,3,4]
QSR Acquisition Co.	Revolver	0.50%			6/25/2032	USD	4,070,000	(29,376)	(26,270)[1,2,3]
Quest Software US Holdings Inc.	First Lien Term Loan	11.95%	SOFR	775	2/1/2030	USD	17,197,625	7,292,002	7,137,014	[1,3,4]
Rally Buyer, Inc.	Delayed Draw	10.27%, 3.50% PIK	SOFR	625	7/19/2028	USD	5,310,012	5,220,780	4,781,669	[1,3,4,9]
Rally Buyer, Inc.	First Lien Term Loan	10.27%, 3.50% PIK	SOFR	625	7/19/2028	USD	21,996,354	21,674,824	19,807,732	[1,3,4,9]
Rally Buyer, Inc.	Revolver	10.06%	SOFR	575	7/19/2028	USD	3,182,180	1,096,278	779,636	[1,3,4,6]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	—	(3,741)[1,2,3]
Ranger Buyer, Inc.	First Lien Term Loan	8.75%	SOFR	475	11/18/2028	USD	24,235,577	23,997,808	24,188,436	[1,3,4]
RCS Technology	First Lien Term Loan	11.01%	SOFR	675	2/28/2026	USD	2,058,807	2,040,818	2,058,807	[1,3,4,5]
Redwood Services Group, LLC	Delayed Draw	9.26%	SOFR	525	6/15/2029	USD	107,304,174	61,474,674	61,829,840	[1,3,4,5,6]
Redwood Services Group, LLC	First Lien Term Loan	9.26%	SOFR	525	6/15/2029	USD	91,853,915	90,813,060	90,935,377	[1,3,4,5]
Redwood Services Group, LLC	Delayed Draw	1.00%			6/16/2032	USD	1,039,738	(10,184)	(10,058)[1,2,3,5]
Redwood Services Group, LLC	First Lien Term Loan	8.75%	SOFR	475	6/16/2032	USD	3,292,504	3,260,552	3,260,653	[1,3,4,5]
Redwood Services Group, LLC	Revolver	0.50%			6/16/2032	USD	447,283	(4,290)	(4,327)[1,2,3,5]
Revalize, Inc.	Delayed Draw	8.90%	SOFR	475	4/15/2027	USD	20,305,784	20,160,718	20,097,166	[1,3,4]
Revalize, Inc.	Delayed Draw	8.89%	SOFR	475	4/15/2027	USD	4,491,428	4,433,291	4,445,283	[1,3,4]
Revalize, Inc.	Revolver	9.90%	SOFR	575	4/15/2027	USD	681,000	442,650	435,654	[1,3,4,6]
Ridge Trail US Bidco, Inc.	Revolver	8.37%	SOFR	450	3/30/2031	USD	1,968,504	506,186	517,819	[1,3,4,6]
Ridge Trail US Bidco, Inc.	Revolver	8.37%	SOFR	450	3/31/2031	USD	3,350,645	861,169	881,395	[1,3,4,6]
Ridge Trail US Bidco, Inc.	Delayed Draw	1.00%			9/30/2031	USD	15,957,447	(223,007)	(110,871)[1,2,3]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	8.37%	SOFR	450	9/30/2031	USD	44,200,965	43,605,126	43,893,863	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	8.62%	SOFR	475	12/7/2028	USD	50,722,707	49,660,736	50,722,707	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	1.00%			12/7/2028	USD	40,000,000	(585,813)	—	[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Riskonnect Parent, LLC	First Lien Term Loan	8.62%	SOFR	475	12/7/2028	USD	57,114,597	$56,219,948	$57,114,597	[1,3,4]
Riskonnect Parent, LLC	Revolver	8.62%	SOFR	475	12/7/2028	USD	5,140,200	403,878	471,185	[1,3,4,6]
Runway Bidco, LLC	Delayed Draw	1.00%			12/17/2031	USD	12,222,444	(115,452)	(122,224)[1,2,3,5]
Runway Bidco, LLC	First Lien Term Loan	9.00%	SOFR	500	12/17/2031	USD	49,072,366	48,621,439	48,581,642	[1,3,4,5]
Runway Bidco, LLC	Revolver	0.50%			12/17/2031	USD	6,148,121	(54,682)	(61,481)[1,2,3,5]
Saab Purchaser, Inc.	Delayed Draw	8.75%	SOFR	475	11/12/2031	USD	9,574,468	9,484,817	9,478,723	[1,3,4]
Saab Purchaser, Inc.	Delayed Draw	1.00%			11/12/2031	USD	18,455,643	(184,148)	(184,556)[1,2,3]
Saab Purchaser, Inc.	First Lien Term Loan	8.75%	SOFR	475	11/12/2031	USD	54,620,033	54,106,966	54,073,832	[1,3,4]
Saab Purchaser, Inc.	Revolver	0.50%			11/12/2031	USD	7,260,760	(66,610)	(72,607)[1,2,3]
Safety Borrower Holdings	First Lien Term Loan	8.91%	SOFR	475	9/1/2027	USD	16,718,805	16,590,307	16,718,805	[1,3,4]
Safety Borrower Holdings	Revolver	12.75%	PRIME	425	9/1/2027	USD	677,966	271,244	271,186	[1,3,4,6]
Sapphire Software Buyer, Inc.	First Lien Term Loan	8.87%	SOFR	500	9/30/2031	USD	9,265,317	9,183,384	9,172,664	[1,3,4]
Sapphire Software Buyer, Inc.	Revolver	0.50%			9/30/2031	USD	1,112,230	(9,560)	(11,122)[1,2,3]
Saturn Borrower Inc.	Delayed Draw	1.00%			11/10/2028	USD	2,539,149	(34,927)	(11,290)[1,2,3,5]
Saturn Borrower Inc.	First Lien Term Loan	10.00%	SOFR	600	11/10/2028	USD	6,982,660	6,892,490	6,951,612	[1,3,4,5]
Saturn Borrower Inc.	Revolver	10.16%	SOFR	600	11/10/2028	USD	1,142,617	259,909	269,148	[1,3,4,5,6]
Securonix, Inc.	First Lien Term Loan	11.69%, 3.75% PIK	SOFR	775	4/1/2028	USD	13,076,796	12,898,013	10,868,545	[1,3,4,9]
Securonix, Inc.	Revolver	11.29%	SOFR	700	4/1/2028	USD	3,470,548	(235,577)	(586,064)[1,2,3]
Seismic Software, Inc.	Delayed Draw	9.16%	SOFR	475	10/16/2028	USD	26,057,458	16,892,568	18,063,737	[1,3,4,5,6]
Seismic Software, Inc.	Revolver	0.50%			10/16/2028	USD	272,390	(5,448)	—	[1,2,3,5]
Sensei Holdco, LLC	Delayed Draw	1.00%			5/30/2031	USD	2,602,000	(25,303)	(22,453)[1,2,3]
Sensei Holdco, LLC	First Lien Term Loan	9.50%	SOFR	550	5/30/2031	USD	8,672,000	8,588,823	8,597,169	[1,3,4]
Sensei Holdco, LLC	Revolver	0.50%			5/30/2031	USD	867,000	(8,193)	(7,481)[1,2,3]
Serengeti Bidco LLC	Delayed Draw	1.00%			8/29/2032	USD	8,571,429	(106,976)	(107,143)[1,2,3]
Serengeti Bidco LLC	First Lien Term Loan	9.25%	SOFR	525	8/29/2032	USD	18,571,429	18,341,352	18,339,286	[1,3,4]
Serengeti Bidco LLC	Revolver	0.50%			8/29/2032	USD	2,857,143	(35,300)	(35,714)[1,2,3]
Severin Acquisition, LLC	Delayed Draw	9.16%, 2.25% PIK	SOFR	500	10/1/2031	USD	13,395,594	2,134,472	2,208,371	[1,3,4,6,9]
Severin Acquisition, LLC	First Lien Term Loan	9.16%, 2.25% PIK	SOFR	500	10/1/2031	USD	64,594,433	64,027,123	64,352,291	[1,3,4,9]
Severin Acquisition, LLC	Revolver	0.50%			10/1/2031	USD	8,031,496	(69,928)	(29,835)[1,2,3]
SimpliSafe, Inc.	Delayed Draw	10.41%	SOFR	625	5/2/2028	USD	4,388,148	4,342,112	4,388,148	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
SimpliSafe, Inc.	First Lien Term Loan	10.41%	SOFR	625	5/2/2028	USD	27,158,914	$26,877,243	$27,158,914	[1,3,4]
Skylark UK Debtco Limited	Delayed Draw	1.00%			8/16/2030	GBP	4,207,589	2,074,449	2,405,756	[1,2,3,7]
Skylark UK Debtco Limited	First Lien Term Loan	9.22%	SONIA	566	8/16/2030	GBP	7,573,661	9,619,537	10,211,309	[1,3,4,7]
Skyline BidCo	Delayed Draw	7.25%		525	5/14/2032	EUR	8,017,241	8,782,143	9,238,563	[1,3,7]
Skyline BidCo	Delayed Draw	1.00%			5/14/2032	EUR	1,282,759	(27,845)	45,720	[1,2,3,7]
Sonar Acquisitionco, Inc.	Delayed Draw	8.89%	SOFR	475	10/24/2030	USD	5,283,019	5,236,175	5,237,327	[1,3,4]
Sonar Acquisitionco, Inc.	Delayed Draw	8.34%	BBSW	475	10/24/2030	AUD	26,521,758	17,199,921	17,397,192	[1,3,4,7]
Sonar Acquisitionco, Inc.	First Lien Term Loan	8.34%	BBSY	475	10/24/2030	AUD	22,398,486	14,960,920	14,692,493	[1,3,4,7]
Sonar Acquisitionco, Inc.	Revolver	0.50%			10/24/2030	USD	2,264,151	(19,164)	(19,582)[1,2,3]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%			10/17/2027	USD	993,095	(9,274)	—	[1,2,3,5]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%			10/17/2031	USD	413,790	—	—	[1,2,3,5]
Spaceship Purchaser, Inc.	First Lien Term Loan	9.30%	SOFR	500	10/17/2031	USD	6,934,287	6,871,872	6,934,287	[1,3,4,5]
Spaceship Purchaser, Inc.	Revolver	0.50%			10/17/2031	USD	927,593	(8,033)	—	[1,2,3,5]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	1,351,351	(20,322)	(9,389)[1,2,3]
Spark Purchaser, Inc.	First Lien Term Loan	9.50%	SOFR	550	4/1/2031	USD	8,648,649	8,502,829	8,593,751	[1,3,4]
SS MSP Holdings, Inc.	Delayed Draw	1.00%			8/20/2030	USD	7,350,427	(85,559)	(87,842)[1,2,3,5]
SS MSP Holdings, Inc.	First Lien Term Loan	8.75%	SOFR	475	8/20/2030	USD	14,149,573	13,982,238	13,980,476	[1,3,4,5]
Stack Sports Buyer, LLC	Delayed Draw	1.00%			3/31/2031	USD	732,616	(10,537)	(3,375)[1,2,3]
Stack Sports Buyer, LLC	First Lien Term Loan	9.25%	SOFR	525	3/31/2031	USD	3,296,773	3,250,378	3,254,862	[1,3,4]
Stamps.com, Inc.	First Lien Term Loan	10.14%	SOFR	575	10/5/2028	USD	9,700,000	9,559,471	9,292,917	[1,3,4]
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	8.52%	EURIBOR	650	4/25/2031	EUR	88,695,000	76,260,237	84,951,331	[1,3,4,6,7]
Superman Holdings LLC	Delayed Draw	8.50%	SOFR	450	8/29/2031	USD	4,353,954	2,761,749	2,781,499	[1,3,4,6]
Superman Holdings LLC	First Lien Term Loan	8.50%	SOFR	450	8/29/2031	USD	10,544,844	10,498,183	10,544,843	[1,3,4]
Superman Holdings LLC	Revolver	0.50%			8/29/2031	USD	1,934,236	(8,199)	—	[1,2,3]
Syndigo LLC	First Lien Term Loan	9.17%	SOFR	500	9/2/2032	USD	8,815,166	8,727,713	8,727,014	[1,3,4]
Syndigo LLC	Revolver	0.50%			9/2/2032	USD	1,184,834	(11,716)	(11,848)[1,2,3]
Syntax Systems Ltd	First Lien Term Loan	9.27%	SOFR	500	10/29/2028	USD	32,914,064	32,592,175	32,914,065	[1,3,4]
Tamarack Intermediate, LLC	Delayed Draw	9.25%	SOFR	500	3/13/2028	USD	22,857,376	12,325,774	12,479,264	[1,3,4,6]
Tamarack Intermediate, LLC	First Lien Term Loan	9.15%	SOFR	500	3/13/2028	USD	28,403,763	28,125,124	28,304,669	[1,3,4]
Tamarack Intermediate, LLC	Revolver	0.50%			3/13/2028	USD	5,728,124	(10,828)	(11,614)[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	9.15%	SOFR	500	6/10/2030	USD	1,773,764	1,760,023	1,770,168	[1,3,4]
Tango Bidco SAS	Delayed Draw	1.00%			10/17/2031	EUR	3,833,032	(60,865)	368,107	[1,2,3,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Tau Buyer, LLC	Delayed Draw	8.75%	SOFR	475	1/31/2032	USD	20,476,273	$8,508,311	$8,497,653	[1,3,4,5,6]
Tau Buyer, LLC	First Lien Term Loan	8.75%	SOFR	475	1/31/2032	USD	58,869,286	58,321,231	58,280,593	[1,3,4,5]
Tau Buyer, LLC	Revolver	8.75%	SOFR	475	1/31/2032	USD	7,678,603	749,396	742,265	[1,3,4,5,6]
TCP Hawker Intermediate LLC	Delayed Draw	1.00%			8/30/2029	USD	1,695,721	(15,465)	—	[1,2,3,5]
TCP Hawker Intermediate LLC	First Lien Term Loan	9.00%	SOFR	500	8/30/2029	USD	388,040	384,728	388,040	[1,3,4,5]
TCP Hawker Intermediate LLC	Revolver	7.75%	SOFR	375	8/30/2029	USD	565	560	565	[1,3,4,5]
TCP Hawker Intermediate LLC	Revolver	0.50%			8/30/2029	USD	435	(4)	—	[1,2,3,5]
Thunder Purchase, Inc.	Revolver	10.25%	PRIME	550	6/30/2027	USD	1,959,811	1,566,457	1,587,447	[1,3,4,5,6]
Thunder Purchase, Inc.	Delayed Draw	9.40%	SOFR	525	6/30/2028	USD	2,951,235	2,346,332	2,365,213	[1,3,4,5,6]
Thunder Purchaser, Inc.	First Lien Term Loan	9.40%	SOFR	525	6/30/2028	USD	1,239,519	1,229,651	1,237,108	[1,3,4,5]
TigerConnect, Inc.	First Lien Term Loan	11.20%, 3.38% PIK	SOFR	675	2/16/2028	USD	13,125,000	12,926,471	12,928,125	[1,3,4,9]
TigerConnect, Inc.	Revolver	0.50%			2/16/2028	USD	1,875,000	(42,188)	(28,125)[1,2,3]
TigerConnect, Inc.	First Lien Term Loan	11.11%, 3.38% PIK	SOFR	675	8/16/2029	USD	3,000,000	2,956,120	2,955,000	[1,3,4,9]
TigerConnect, Inc.	Delayed Draw	11.20%, 3.38% PIK	SOFR	675	10/31/2030	USD	1,643,907	1,438,456	1,413,796	[1,3,4,6,9]
TigerConnect, Inc.	Delayed Draw	11.20%, 3.38% PIK	SOFR	675	11/19/2030	USD	30,000	18,073	17,622	[1,3,4,6,9]
TigerConnect, Inc.	First Lien Term Loan	11.20%, 3.38% PIK	SOFR	675	11/19/2030	USD	750,000	740,343	738,750	[1,3,4,9]
Togetherwork Holdings, LLC	Delayed Draw	9.41%	SOFR	525	5/19/2031	USD	5,995,500	851,271	950,659	[1,3,4,6]
Togetherwork Holdings, LLC	First Lien Term Loan	9.41%	SOFR	525	5/19/2031	USD	25,805,000	25,706,085	26,063,050	[1,3,4]
Tracer Jersey Bidco LTD	Delayed Draw	1.00%			5/19/2032	USD	5,568,012	(41,760)	(41,760)[1,2,3,5]
Tracer Jersey Bidco LTD	First Lien Term Loan	8.88%	SOFR	500	5/19/2032	USD	8,352,018	8,310,479	8,310,258	[1,3,4,5]
Trackforce Acquireco, Inc.	First Lien Term Loan	9.25%	SOFR	550	6/23/2028	USD	18,053,004	17,853,034	17,978,150	[1,3,4,5]
Trackforce Acquireco, Inc.	Revolver	10.60%	SOFR	600	6/23/2028	USD	1,113,074	1,113,074	1,108,459	[1,3,4,5]
Transit Technologies LLC	Delayed Draw	1.00%			8/20/2031	USD	170,793	(1,703)	(1,708)[1,2,3,5]
Transit Technologies LLC	First Lien Term Loan	8.77%	SOFR	475	8/20/2031	USD	761,496	753,913	753,881	[1,3,4,5]
Tribute Technology Holdings, LLC	Revolver	10.66%	SOFR	650	10/30/2026	USD	4,882,979	3,299,731	3,118,974	[1,3,4,5,6]
Tricentis Operations Holdings, Inc.	Delayed Draw	1.00%			2/11/2032	USD	8,219,054	(78,510)	(17,927)[1,2,3]
Tricentis Operations Holdings, Inc.	First Lien Term Loan	10.48%, 4.88% PIK	SOFR	625	2/11/2032	USD	42,114,336	41,728,672	41,791,984	[1,3,4,9]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Tricentis Operations Holdings, Inc.	Revolver	0.50%			2/11/2032	USD	4,716,981	$(42,954)	$(36,105)[1,2,3]
Trident Maritime Systems, Inc.	First Lien Term Loan	11.85%	SOFR	775	2/26/2027	USD	16,679,817	16,482,279	14,578,160	[1,3,4]
Trident Maritime Systems, Inc.	Revolver	11.88%	SOFR	775	2/26/2027	USD	1,667,928	1,663,761	1,457,769	[1,3,4]
Trimech Acquisition Corp	First Lien Term Loan	8.75%	SOFR	475	3/10/2028	USD	935,180	927,214	931,022	[1,3,4,5]
Trimech Acquisition Corp	Revolver	11.75%	PRIME	375	3/10/2028	USD	576,116	132,864	135,705	[1,3,4,5,6]
Trintech, Inc.	First Lien Term Loan	9.66%	SOFR	550	7/25/2029	USD	44,698,621	43,744,387	44,038,185	[1,3,4]
Trintech, Inc.	Revolver	9.66%	SOFR	550	7/25/2029	USD	3,499,534	894,881	948,160	[1,3,4,6]
TSYL Corporate Buyer, Inc.	Delayed Draw	9.20%	SOFR	500	12/8/2031	USD	7,100,578	7,023,954	7,114,779	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	9.20%	SOFR	500	12/8/2031	USD	1,854,219	1,834,704	1,857,926	[1,3,4]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/8/2031	USD	3,500,000	(33,933)	7,000	[1,2,3]
U.S. Signal Company, LLC	Delayed Draw	9.93%	SOFR	550	9/3/2029	USD	1,629,000	1,625,735	1,607,088	[1,3,4]
U.S. Signal Company, LLC	First Lien Term Loan	9.77%	SOFR	550	9/3/2029	USD	5,289,000	5,277,988	5,217,855	[1,3,4]
U.S. Signal Company, LLC	Revolver	9.93%	SOFR	550	9/3/2029	USD	813,000	608,150	598,814	[1,3,4,6]
UpStack Holdco Inc.	Delayed Draw	9.00%	SOFR	500	8/23/2031	USD	4,375,000	1,302,967	1,312,729	[1,3,4,6]
UpStack Holdco Inc.	First Lien Term Loan	9.04%	SOFR	500	8/23/2031	USD	11,375,000	11,274,381	11,295,968	[1,3,4]
UpStack Holdco Inc.	Revolver	8.91%	SOFR	500	8/23/2031	USD	1,750,000	422,609	425,341	[1,3,4,6]
User Zoom Technologies, Inc.	First Lien Term Loan	11.63%	SOFR	750	4/5/2029	USD	47,396,774	46,816,836	47,396,774	[1,3,4]
Vamos Bidco, Inc.	Delayed Draw	1.00%			1/30/2032	USD	4,576,249	(40,158)	(45,763)[1,2,3,5]
Vamos Bidco, Inc.	First Lien Term Loan	8.75%	SOFR	475	1/30/2032	USD	10,982,750	10,897,707	10,872,921	[1,3,4,5]
Vamos Bidco, Inc.	Revolver	8.75%	SOFR	475	1/30/2032	USD	1,380,879	417,737	416,022	[1,3,4,5,6]
Vehlo Purchaser, LLC	Delayed Draw	9.16%	SOFR	500	5/24/2028	USD	20,000,000	12,026,182	11,981,818	[1,3,4,5,6]
Victors Purchaser, LLC	Delayed Draw	9.00%	SOFR	475	8/15/2031	USD	7,889,800	1,656,928	1,697,867	[1,3,4,5,6]
Victors Purchaser, LLC	First Lien Term Loan	8.75%	SOFR	475	8/15/2031	USD	26,193,804	26,041,370	26,142,856	[1,3,4,5]
Victors Purchaser, LLC	Revolver	0.50%			8/15/2031	USD	2,162,967	(14,825)	(4,207)[1,2,3,5]
Viper Bidco, Inc.	Delayed Draw	1.00%			11/21/2031	USD	3,628,976	(20,458)	8,660	[1,2,3,5]
Viper Bidco, Inc.	First Lien Term Loan	8.75%	SOFR	475	11/21/2031	USD	17,651,373	17,620,461	17,741,395	[1,3,4,5]
Viper Bidco, Inc.	First Lien Term Loan	8.72%	SONIA	475	11/21/2031	GBP	6,763,713	8,490,806	9,142,292	[1,3,4,5,7]
Viper Bidco, Inc.	Revolver	0.50%			11/21/2031	USD	1,880,137	(13,739)	—	[1,2,3,5]
Wallet Bidco Limited	Delayed Draw	7.36%	EURIBOR	525	12/1/2030	EUR	66,660,000	64,339,522	66,401,292	[1,3,4,6,7]
Whitney Merger Sub, LLC	First Lien Term Loan	8.75%	SOFR	475	7/3/2032	USD	43,750,000	43,323,325	43,325,869	[1,3,4]
Whitney Merger Sub, LLC	Revolver	0.50%			7/3/2032	USD	6,250,000	(60,362)	(60,590)[1,2,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans (Continued)
Technology (Continued)
Wilson Electronics Holdings, LLC	First Lien Term Loan	10.87%	SOFR	671	5/17/2027	USD	22,309,807	$22,051,851	$22,309,807	[1,3,4]
WorkWave Intermediate II, LLC	First Lien Term Loan	9.75%	SOFR	575	9/30/2032	USD	20,763,133	20,555,502	20,555,502	[1,3,4,5]
WorkWave Intermediate II, LLC	Revolver	9.75%	SOFR	575	9/30/2032	USD	2,348,283	123,285	123,285	[1,3,4,5,6]
Xactly Corporation	First Lien Term Loan	10.55%	SOFR	625	2/3/2031	USD	31,524,544	31,150,019	31,366,921	[1,3,4]
Yes Energy, LLC	Delayed Draw	1.00%			4/21/2028	USD	78,075	—	—	[1,2,3]
Yes Energy, LLC	First Lien Term Loan	8.92%	SOFR	475	4/21/2028	USD	1,282,454	1,282,454	1,282,454	[1,3,4]
Zocdoc, Inc.	Delayed Draw	9.25%	SOFR	525	7/31/2030	USD	1,238,158	127,534	127,531	[1,3,4,5,6]
Zocdoc, Inc.	First Lien Term Loan	7.71%	SOFR	350	7/31/2030	USD	1,000	995	995	[1,3,4,5]
								6,725,088,042	6,757,973,497
Utilities — 0.1%
EDPO, LLC	Delayed Draw	8.91%	SOFR	475	12/8/2027	USD	713,333	309,650	312,867	[1,3,4,5,6]
EDPO, LLC	Revolver	8.91%	SOFR	475	12/8/2028	USD	973,718	79,676	79,520	[1,3,4,5,6]
EDPO, LLC	Delayed Draw	1.00%			12/10/2029	USD	2,434,295	(24,196)	(24,343)[1,2,3,5]
EDPO, LLC	First Lien Term Loan	8.92%	SOFR	475	12/10/2029	USD	6,937,742	6,869,060	6,868,364	[1,3,4,5]
Qualus Power Services Corp.	Delayed Draw	9.20%	SOFR	500	3/26/2027	USD	1,125,638	1,110,363	1,119,506	[1,3,4]
Qualus Power Services Corp.	First Lien Term Loan	9.20%	SOFR	500	3/26/2027	USD	5,266,250	5,194,788	5,237,565	[1,3,4]
Water Holdings Acquisition LLC	Delayed Draw	9.45%, 2.75% PIK	SOFR	525	7/31/2031	USD	8,433,110	3,993,981	3,990,807	[1,3,4,6,9]
Water Holdings Acquisition LLC	First Lien Term Loan	9.45%, 2.75% PIK	SOFR	525	7/31/2031	USD	26,009,127	25,787,552	25,763,360	[1,3,4,9]
								43,320,874	43,347,646
Total Senior Secured Loans								26,733,251,193	26,762,316,436

Private Investment Vehicles — 38.7%
Investment Partnerships — 3.7%
AG Twinbrook Origination Fund I, L.P.						USD	N/A	23,872,182	26,074,331	[1,13,14]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	104,906,352	102,955,132	[1,13,14]
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP						USD	N/A	37,500,000	37,861,463	[1,13,14]
Ares Commercial Finance LP						USD	N/A	53,841,899	64,868,938	[1,13,14]
Ares Priority Loan Co-Invest LP						USD	N/A	44,802,482	46,402,091	[1,13,14]
Ares Specialty Healthcare Fund (L), L.P.						USD	N/A	—	2,375,078	[1,13,14]
ASP (Feeder) SPC III-A1 LP						USD	N/A	7,333,118	7,628,956	[1,13,14]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	$9,728,856	$14,587,653	[1,13,14]
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	131,622,671	134,175,631	[1,13,14]
Blue Owl MC Debt Opportunities LP						USD	N/A	21,355,352	22,907,371	[1,13,14]
Canal Road Private Credit Fund, LP						USD	N/A	17,311,551	17,688,667	[1,13,14]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	3,990,549	4,591,165	[1,13,14]
Golub Capital Direct Lending Fund, L.P., Series SL-A						USD	N/A	—	(228,744)[1,13,14,20]
Hayfin Tactical Solutions Fund (US Parellel) LP						USD	N/A	13,774,958	15,008,370	[1,13,14]
HPS Mezzanine Partners 2019, L.P.						USD	N/A	6,701,045	7,913,347	[1,13,14]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	21,010,810	25,498,622	[1,13,14]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	48,930,971	55,947,909	[1,13,14]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	56,060,706	60,327,509	[1,13,14]
KKR Institutional Middle Market Fund LP						USD	N/A	225,000,000	242,022,685	[1,13,14]
North Haven Direct Lending Fund L.P.						USD	N/A	17,500,000	19,864,717	[1,13,14]
North Wall Tactical Credit Delaware Feeder Fund LP						USD	N/A	26,576,271	27,439,131	[1,13,14]
NXT Capital Senior Loan Fund VII, LP						USD	N/A	12,595,770	12,502,487	[1,13,14]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,949,774	1,661,597	[1,13,14]
Penfund Prime U.S. Feeder LP						USD	N/A	7,893,561	8,058,971	[1,3]
Raven Asset-Based Credit Fund II LP						USD	N/A	20,002,593	20,812,077	[1,13,14]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	$43,264,199	$38,206,720	[1,13,14]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,124,962	3,797,992	[1,13,14]
TCW Rescue Financing Fund II, L.P.						USD	N/A	11,454,018	11,260,154	[1,13,14]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	40,679,939	45,798,816	[1,13,14]
Thompson Rivers LLC						USD	N/A	5,044,983	1,209,823	[1,13,14]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	43,750,000	41,464,484	[1,13,14]
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.						USD	N/A	10,842,411	7,076,332	[1,13,14]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	1,058,596	[1,13,14]
Waccamaw River LLC						USD	N/A	9,012,204	2,664,231	[1,13,14]
West Street Loan Partners V, SLP						USD	N/A	18,208,176	18,380,002	[1,13,14]
								1,104,642,363	1,149,862,304
Joint Ventures — 0.3%
FBLC Senior Loan Fund LLC						USD	N/A	78,562,000	81,882,764	[1,13,14,18]

Non-Listed Business Development Companies — 8.1%
26North BDC, Inc.						USD	1,194,288	30,000,000	30,300,862	[1,13,14]
AGTB BDC Holdings, L.P.						USD	4,950,891	125,000,000	126,516,751	[1,13,14]
Ares Strategic Income Fund						USD	3,820,631	100,000,000	105,012,755	[1,13,14]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	97,263,990	[1,13,14]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	921,068,604	[1,13,14]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	152,271,152	[1,13,14]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	47,292,307	[1,13,14]
Golub Capital BDC 4, Inc.						USD	13,333,333	200,000,000	203,953,721	[1,13,14]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	50,924,608	[1,13,14]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies (Continued)
Golub Capital Private Credit Fund						USD	7,977,662	$200,000,000	$200,879,845	[1,13,14]
KKR FS Income Trust						USD	2,091,712	59,500,000	62,307,785	[1,13,14]
KKR FS Income Trust Select						USD	992,566	25,000,000	25,435,727	[1,13,14]
New Mountain Guardian IV BDC, L.L.C.						USD	3,600,000	36,000,000	37,139,851	[1,13,14]
New Mountain Private Credit Fund						USD	1,999,499	49,987,471	49,078,079	[1,13,14]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	34,337,445	[1,13,14]
Sixth Street Lending Partners						USD	943,125	24,982,212	28,828,725	[1,13,14]
Stellus Private Credit BDC Feeder LP						USD	N/A	30,415,527	31,050,376	[1,13,14]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	78,895,558	[1,13,14]
Stone Point Credit Income Fund						USD	1,218,627	30,475,516	30,520,480	[1,13,14]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	3,606,267	100,000,000	97,666,016	[1,13,14]
TCW Direct Lending VIII LLC						USD	1,000,000	69,760,319	64,869,014	[1,13,14]
Varagon Capital Corporation						USD	1,925,963	19,296,490	18,243,461	[1,13,14]
Vista Credit Strategic Lending Corp.						USD	2,693,917	53,269,873	53,216,258	[1,13,14]
								2,514,787,408	2,547,073,370
Private Collateralized Fund Obligations — 0.1%
Dawson Rated Fund 6-R2 LP	Delayed Draw	10.39%	SOFR	600	12/15/2034	USD	19,319,452	19,319,452	19,725,161	[1,3,4]
Dawson Rated Fund 6-R2 LP	Delayed Draw	1.00%			12/15/2034	USD	12,871,409	—	270,299	[1,2,3]
								19,319,452	19,995,460
Private Collateralized Loan Obligations — 24.4%
ABPCI Pacific Funding LP					5/31/2031	USD	1	186,635,417	206,234,803	[1,13,14]
Antares Loan Funding I Ltd.					6/15/2034	USD	1	96,880,000	109,470,357	[1,13,14]
Antares Loan Funding I Ltd.		7.03%	SOFR	275	2/17/2032	USD	32,551,200	32,551,200	32,551,200	[1,3,4]
Antares Loan Funding I Ltd.		7.53%	SOFR	325	2/17/2032	USD	44,121,750	44,121,750	44,018,000	[1,3,4]
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC					3/29/2036	USD	1	9,380,017	11,111,456	[1,13,14]
ASP SUMMA 1 LLC — CLASS A		6.68%	SOFR	235	1/31/2036	USD	124,687,500	124,687,500	124,687,500	[1,3,4]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Collateralized Loan Obligations (Continued)
ASP SUMMA 1 LLC — CLASS B		7.58%	SOFR	325	1/31/2036	USD	17,812,500	$17,812,500	$17,812,500	[1,3,4]
ASP SUMMA 1 LLC — CLASS C		8.43%	SOFR	410	1/31/2036	USD	19,593,750	19,593,750	19,593,750	[1,3,4]
ASP SUMMA 1 LLC — CLASS D		10.73%	SOFR	640	1/31/2036	USD	17,218,750	17,218,750	17,218,750	[1,3,4]
ASP SUMMA 1 LLC — CLASS E		12.93%	SOFR	860	1/31/2036	USD	19,593,750	19,593,750	19,593,750	[1,3,4]
ASP SUMMA 2 LLC — CLASS A		6.68%	SOFR	235	1/31/2036	USD	120,317,500	120,317,500	120,317,500	[1,3,4]
ASP SUMMA 2 LLC — CLASS B		7.58%	SOFR	325	1/31/2036	USD	16,625,000	16,625,000	16,625,000	[1,3,4]
ASP SUMMA 2 LLC — CLASS C		8.43%	SOFR	410	1/31/2036	USD	18,810,000	18,810,000	18,810,000	[1,3,4]
ASP SUMMA 2 LLC — CLASS D		10.73%	SOFR	640	1/31/2036	USD	16,853,000	16,853,000	16,853,000	[1,3,4]
ASP SUMMA 2 LLC — CLASS E		12.92%	SOFR	859	1/31/2036	USD	19,760,000	19,760,000	19,760,000	[1,3,4]
ASP SUMMA 3 LLC — CLASS A		6.68%	SOFR	235	1/31/2036	USD	119,153,750	119,153,750	119,153,750	[1,3,4]
ASP SUMMA 3 LLC — CLASS B		7.58%	SOFR	325	1/31/2036	USD	18,482,250	18,482,250	18,482,250	[1,3,4]
ASP SUMMA 3 LLC — CLASS C		8.43%	SOFR	410	1/31/2036	USD	19,760,000	19,760,000	19,760,000	[1,3,4]
ASP SUMMA 3 LLC — CLASS D		10.73%	SOFR	640	1/31/2036	USD	16,007,500	16,007,500	16,007,500	[1,3,4]
ASP SUMMA 3 LLC — CLASS E		12.93%	SOFR	860	1/31/2036	USD	18,620,000	18,620,000	18,620,000	[1,3,4]
ASP SUMMA 4 LLC — CLASS A		6.68%	SOFR	235	1/31/2036	USD	119,700,000	119,700,000	119,700,000	[1,3,4]
ASP SUMMA 4 LLC — CLASS B		7.58%	SOFR	325	1/31/2036	USD	18,382,500	18,382,500	18,382,500	[1,3,4]
ASP SUMMA 4 LLC — CLASS C		8.43%	SOFR	410	1/31/2036	USD	19,760,000	19,760,000	19,760,000	[1,3,4]
ASP SUMMA 4 LLC — CLASS D		10.73%	SOFR	640	1/31/2036	USD	16,482,500	16,482,500	16,482,500	[1,3,4]
ASP SUMMA 4 LLC — CLASS E		12.93%	SOFR	860	1/31/2036	USD	19,095,000	19,095,000	19,095,000	[1,3,4]
ASP Summar Holdco 1 LP						USD	N/A	191,360,627	191,926,372	[1,13,14]
BlackRock MT. Lassen Senior Loan XII					12/28/2032	USD	N/A	476,200,809	511,593,048	[1,13,14]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	645,119,996	611,788,852	[1,13,14]
CLFK, LLC, Series 2025-1					7/31/2037	USD	1	87,760,000	88,514,575	[1,13,14]
Crestline Structured Note Issuer I LLC					7/20/2036	USD	1	121,319,898	122,445,333	[1,13,14]
GPG Loan Funding, LLC					4/29/2030	USD	1	492,960,391	518,681,957	[1,13,14]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC					4/10/2038	USD	1	31,461,087	33,651,798	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Collateralized Loan Obligations (Continued)
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC — Class C		11.55%	SOFR	750	4/10/2038	USD	50,000,000	$30,279,323	$30,279,323	[1,3,4]
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC — Class D		12.69%	SOFR	864	4/10/2038	USD	50,000,000	29,529,323	29,529,323	[1,3,4]
KCLF Note Issuer I SPV, LLC					1/15/3033	USD	1	264,025,000	273,611,919	[1,13,14]
KIMM CLO I LLC					10/15/2036	USD	1	54,387,000	51,589,286	[1,10,11,13,14]
Madison Avenue CLO I Holdco LLC — Series 1					7/15/2035	USD	1	85,393,600	87,246,159	[1,13,14]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	178,886,292	192,962,633	[1,13,14]
Palisades CLO, LLC					5/15/2034	USD	1	137,984,137	158,992,504	[1,13,14]
Palisades CLO, LLC — Class B		9.21%	SOFR	500	5/15/2034	USD	50,000,000	50,000,000	50,000,000	[1,4,13,14]
Palisades CLO, LLC — Class C		12.96%	SOFR	875	5/15/2034	USD	58,000,000	58,000,000	58,000,000	[1,4,13,14]
Private Credit Fund C-1 Holdco, LLC — Series 1						USD	N/A	784,100,317	795,518,792	[1,13,14]
Raven Senior Loan Fund LLC					5/3/2034	USD	N/A	467,597,208	487,236,696	[1,13,14]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	1,324,185,795	1,418,295,454	[1,13,14]
South Cove Funding LLC					6/4/2040	USD	1	485,904,071	505,395,492	[1,13,14]
TB Funding I Ltd. — CLASS B		8.28%	SOFR	400	4/30/2032	USD	73,396,630	73,396,630	73,396,630	[1,3,4]
TB Funding Ltd.					4/30/2032	USD	1	70,737,075	75,090,268	[1,13,14]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	137,277,228	147,425,297	[1,13,14]
								7,424,149,441	7,693,272,777
Private Equity — 0.0%
26North Direct Lending Management						USD	7	6,667	1,271,513	[1,3]
Blue Owl Capital Technology Holdings II LLC, Class A1						USD	2	1,377,453	4,610,182	[1,3]
Blue Owl Capital Technology Holdings II LLC, Class A2						USD	4	364,501	1,303,200	[1,3]
CSL III Advisor LLC						USD	N/A	25,000	149,288	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	1,322,587	[1,3]
Penfund Prime Management Ltd. — Class B						USD	75	75	75	[1,3]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Private Equity (Continued)
Penfund Prime Special Limited Partnership						USD	1	$75	$75	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	—	1,889,437	[1,3]
Stone Point Credit Income Advisor LLC						USD	N/A	62,500	1,033,280	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	1,449,470	[1,3]
								1,906,271	13,029,107
Special Purpose Vehicle for Common and Preferred Equity — 0.5%
Boost Co-Invest LP						USD	N/A	27,040,075	35,889,438	[1,13,14]
HPS KP Mezz 2019 Co-Invest, LP						USD	N/A	76,146,599	107,338,744	[1,13,14]
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	14,503,288	21,193,626	[1,13,14]
								117,689,962	164,421,808
Special Purpose Vehicle for Common Equity — 0.4%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	7,544,955	10,271,951	[1,13,14]
KLC Fund 0225-CI LP						USD	N/A	120,000	119,945	[1,13,14]
KWOL Co-Invest, LP						USD	N/A	22,500,000	34,079,236	[1,13,14]
Marilyn Co-Invest, L.P.						USD	N/A	69,065,006	89,916,153	[1,13,14]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,591,030	2,144,248	[1,3]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,010,526	3,533,148	[1,13,14]
								103,831,517	140,064,681
Special Purpose Vehicle for Preferred Equity — 0.3%
CCOF Alera Aggregator, L.P.						USD	N/A	9,740,016	14,023,986	[1,13,14]
CCOF Sierra II, L.P.						USD	N/A	15,654,924	17,420,857	[1,13,14]
Chilly HP SCF Investor, LP						USD	1	2,011,799	2,539,642	[1,13,14]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	19,845,369	31,758,332	[1,13,14]
Minerva Co-Invest, L.P.						USD	N/A	23,232,361	33,896,371	[1,13,14]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	8,275,406	11,880,196	[1,13,14]
								78,759,875	111,519,384

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Senior Secured Loans — 0.8%
17Capital Co-Invest (B) SCSp						EUR	N/A	$25,161,702	$26,799,933	[1,7,13,14]
Capricorn Co-Invest, L.P.						EUR	N/A	37,733,024	44,770,203	[1,7,13,14]
Caryle EDL Dance Aggregator, L.P.						EUR	1	25,031,073	29,596,518	[1,7,13,14]
Chiron Co-Invest, L.P.						USD	1	50,000,000	50,693,151	[1,13,14]
CW Credit Opportunity 2 LP						USD	N/A	75,068,217	83,442,619	[1,13,14]
Piccadilly Co-Invest, L.P.						USD	N/A	2,240,432	605,902	[1,13,14]
Proxima Co-Invest, L.P.						USD	N/A	9,658,246	9,627,786	[1,13,14]
								224,892,694	245,536,112
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	24,008,414	21,434,982	[1,13,14]
Milano Co-Invest, L.P.						USD	N/A	3,998,073	3,923,043	[1,13,14]
								28,006,487	25,358,025
Total Private Investment Vehicles								11,696,547,470	12,192,015,792

Subordinated Debt — 1.5%
Consumer Staples — 0.0%
Forward Keystone Holdings, LP	Delayed Draw	15.00%	PRIME	750	3/18/2029	USD	104,924	8,418	8,103	[1,3,4,6]
Forward Keystone Holdings, LP	First Lien Term Loan	14.75%	PRIME	750	3/18/2029	USD	281,310	268,759	268,013	[1,3,4,6]
								277,177	276,116
Financials — 0.2%
15484880 Canada, Inc.	Delayed Draw	1.00%			4/2/2035	CAD	67,858	(1,163)	(128)[1,2,3,7]
15484880 Canada, Inc.	First Lien Term Loan	14.00%			4/2/2035	CAD	231,642	153,555	156,722	[1,3,6,7]
KWOR Acquisition, Inc. Holdco Note	First Lien Term Loan	12.20%	SOFR	800	2/28/2030	USD	4,923,189	4,923,189	4,923,189	[1,3,4]
ODEON PIKCO	Delayed Draw	10.75%	EURIBOR	875	3/29/2030	EUR	6,914,062	7,981,192	7,981,192	[1,3,4,7]
OTR Midco, LLC		12.00%			5/13/2026	USD	5,500,000	5,500,000	5,500,000	[1,3]
Sigma Irish Acquico Limited	First Lien Term Loan	10.33%	EURIBOR	825	3/20/2033	EUR	5,000,000	5,322,824	5,763,249	[1,3,4,7]
TA KHP Aggregator, L.P		12.50%			12/30/2032	USD	2,450,000	2,419,375	2,420,721	[1,3]
Themis Topco	First Lien Term Loan	9.53%	EURIBOR	750	8/21/2032	EUR	1,620,505	1,868,986	1,875,049	[1,3,4,7]
Wealth Enhancement Group, LLC	First Lien Term Loan	15.00% PIK			5/26/2033	USD	22,846,642	22,368,156	22,864,920	[1,3,9]
Wealth Enhancement Group, LLC	First Lien Term Loan	13.00%			5/26/2033	USD	14,000,000	13,868,928	14,011,200	[1,3]
								64,405,042	65,496,114

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Subordinated Debt (Continued)
Health Care — 0.1%
Hygie31 Holding	First Lien Term Loan	10.62%	EURIBOR	850	9/28/2030	EUR	3,330,000	$3,903,869	$3,909,368	[1,3,4,7]
PAW Midco, Inc.	First Lien Term Loan	11.50% PIK			12/22/2031	USD	1,460,578	1,444,173	1,377,048	[1,3,9]
PPV Intermediate Holdings LLC	Delayed Draw	13.25%			8/31/2030	USD	2,592,315	2,548,636	2,502,975	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	13.75% PIK			8/31/2030	USD	27,916,418	27,447,730	27,632,811	[1,3,9]
								35,344,408	35,422,202
Industrials — 0.1%
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK			10/24/2028	USD	16,917,764	16,696,005	16,532,773	[1,3,4,9]
Apex Service Partners, LLC	Delayed Draw	14.25% PIK			10/24/2029	USD	8,186,778	8,134,476	8,000,474	[1,3,4,9]
								24,830,481	24,533,247
Materials — 0.0%
Comar Holding Company	First Lien Term Loan	11.75%			9/17/2026	USD	3,500,000	3,500,000	3,500,000	[1,3]

Technology — 1.1%
Arcserve — Class B		9.00% PIK			1/2/2029	USD	410,952	364,926	350,042	[1,3,9]
Arcserve — Class C		9.00% PIK			1/2/2029	USD	420,320	373,245	358,022	[1,3,9]
Consilio Midco Limited	First Lien Term Loan	9.71%	EURIBOR	750	4/11/2033	EUR	7,308,062	8,201,028	8,496,647	[1,3,4,7]
Consilio Midco Limited	Delayed Draw	1.00%			4/11/2033	USD	4,872,041	(73,081)	(47,078)[1,2,3]
Consilio Midco Limited	First Lien Term Loan	11.64%	SOFR	750	4/11/2033	USD	10,718,491	10,566,707	10,614,918	[1,3,4]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	9.78%	SOFR	560	2/10/2031	USD	32,500,000	6,913,142	6,850,000	[1,3,4,6]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	7.71%	EURIBOR	560	2/10/2031	EUR	8,506,558	9,001,713	9,786,836	[1,3,4,7]
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	1.00%			2/10/2031	USD	25,000,000	(488,415)	(500,000)	[1,2,3]
Evergreen Services Group II	Delayed Draw	13.75% PIK			4/5/2031	USD	9,097,406	8,990,052	9,033,520	[1,3,4,9]
Evergreen Services Group II	Delayed Draw	13.50%	PRIME	625	4/5/2031	USD	5,000,000	4,880,691	4,927,624	[1,3,4]
Evergreen Services Group II	First Lien Term Loan	13.75% PIK			4/5/2031	USD	18,277,780	18,071,632	18,149,426	[1,3,4,9]
Evergreen Services Group II, LLC	First Lien Term Loan	12.75%			4/5/2031	USD	20,741,818	20,328,237	20,319,869	[1,3,4]
Evergreen Services Group II, LLC	Delayed Draw	13.75%			9/19/2032	USD	4,058,182	3,977,222	3,975,626	[1,3,4]
Fullsteam Holdco, L.P.	First Lien Term Loan	13.00% PIK			8/8/2032	USD	40,000,000	39,407,994	39,600,000	[1,3,4,9]
Ion Finance Holdings	Delayed Draw	9.50%	EURIBOR	750	9/30/2031	EUR	4,290,580	4,500,120	5,037,074	[1,3,4,7]
Ion Finance Holdings	First Lien Term Loan	9.50%	EURIBOR	750	9/30/2031	EUR	39,909,420	41,858,488	46,853,041	[1,3,4,7]
Tango Bidco SAS	First Lien Term Loan	10.24%	EURIBOR	800	10/17/2031	EUR	10,727,273	11,408,970	12,249,738	[1,3,4,7]
Tango Bidco SAS	First Lien Term Loan	7.03%	EURIBOR	500	10/17/2031	EUR	51,204,255	54,765,525	59,447,336	[1,3,4,7]
Tango Bidco SAS	Delayed Draw	7.03%	EURIBOR	500	10/17/2031	EUR	22,458,596	17,025,216	19,591,820	[1,3,4,6,7]
Tango Bidco SAS	Delayed Draw	0.50%			10/17/2031	EUR	7,643,826	(78,274)	699,905	[1,2,3,7]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Subordinated Debt (Continued)
Technology — 1.1%
Tango Bidco SAS	Delayed Draw	7.01%	EURIBOR	500	10/17/2031	EUR	3,089,455	$3,286,019	$3,599,530	[1,3,4,7]
VDC Powerup PTE LTD	First Lien Term Loan	9.91%	SOFR	575	5/20/2028	USD	12,072,467	11,880,984	11,831,017	[1,3,4]
VDC Powerup PTE LTD	First Lien Term Loan	9.91%	SOFR	575	5/20/2028	USD	54,594,200	53,726,402	53,502,316	[1,3,4]
								328,888,543	344,727,229
Real Estate — 0.0%
Associations, Inc.	First Lien Term Loan	10.99%	SOFR	676	5/3/2030	USD	7,951,499	7,951,499	7,951,499	[1,3,4]
Associations, Inc.	First Lien Term Loan	10.76%	SOFR	676	5/3/2030	USD	10,241,584	10,204,372	10,241,584	[1,3,4]
								18,155,871	18,193,083
Total Subordinated Debt								475,401,522	492,147,991
Common Stocks — 0.5%
Business Services — 0.0%
Bluejack Fire Holdings, LLC — Class A-1						USD	1	1,000	1,006	[1,3]
CARDS Partnership Holdings, L.P. — Class A						USD	258,921	—	—	[1,3]
Denali Parent Holdings, L.P. — Series A		8.00% PIK				USD	100	1,000	1,008	[1,3,9]
GEDS Equity Investors, LP — Class A						USD	271	35,812	—	[1,3]
Maxwell Ultimate Holdings, L.P. — Class A						USD	839	—	—	[1,3]
Opus Regulatory Group Holdings, L.P. — Class A-2						USD	1,382	1,381,960	1,381,960	[1,3]
PCP Accelerate Hold LP						USD	110,000	110,000	110,000	[1,3]
Polaris Labs Holdings, LP — Class A						USD	10	10,220	13,899	[1,3]
Talon Holdings SCSp — Class A						USD	50,000	50,000	50,000	[1,3]
Unity Ultimate Holdings, LP — Class A						USD	1,000	1,000	1,000	[1,3]
White Tiger Newco, LLC — Class A						USD	63,640	7,637,369	7,637,370	[1,3]
								9,228,361	9,196,243
Communications — 0.0%
Datum Holdings, LLC						USD	1,313	131,250	134,572	[1,3]
Duggal Equity, LP — Class A						USD	105	105,000	111,698	[1,3]
Iconic Holdings Topco L.P. — Class A						USD	3,466	—	—	[1,3]
Stonepeak Xenith Holdings PTE. Limited — A2						USD	2,571	2,571	2,571	[1,3]
								238,821	248,841

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Consumer Discretionary — 0.1%
A1 Garage Blocker Aggregator, LP — Class A						USD	1,500	$1,500,000	$5,456,072	[1,3]
AWI Investor, LP — Class A						USD	200,800	100,400	—	[1,3]
CAP-KSI Investor, LP — Class A						USD	212,000	212,000	—	[1,3]
HD Parts Holdings, LLC — Class A						USD	9	—	—	[1,3]
Head Rush Co-Investment Holdings LLC — Class C						USD	111,500	111,500	—	[1,3]
HT Investors, LLC — Class A						USD	542	54,009	27,618	[1,3]
Lasko Operation Holdings, LLC						USD	1,427	310,533	460,168	[1,3]
Next Horizon Capital TireCo SPV, LP						USD	1	1,000	999	[1,3]
Saguaro Group Holdings, L.P						USD	10,000	10,000,000	10,000,000	[1,3]
Seven Equity Holdings, LLC						USD	231,600	231,600	263,776	[1,3]
Superior Industries International, Inc.						USD	137,989	12,419	12,419	[1,3]
								12,533,461	16,221,052
Consumer Staples — 0.0%
Forward Keystone Holdings, LP						USD	1,000	1,000	1,000	[1,3]
NCP MSI Co-Invest, LP						USD	1	669	1,082	[1,3]
QVF Parent, LP						USD	666,666	666,667	1,000,000	[1,3]
SBC Aggregator LP						USD	1	875	975	[1,3]
								669,211	1,003,057
Financials — 0.3%
15484880 Canada, Inc. — Class A2 Series 2						CAD	1,000	699	719	[1,3,7]
ACC Ultimate Holdings, L.P. — Class A						USD	450,000	4,500,000	3,663,900	[1,3]
Blue Owl Technology Finance Corp						USD	5,923,955	101,299,630	81,869,058	[1]
Carlyle Secured Lending, Inc.						USD	207,319	3,495,518	2,591,487	[1]
CWC Fund I Co-Invest (MFA) LP.		8.00% PIK				USD	1	1,003	1,012	[1,3,9]
Forbright, Inc.						USD	280,309	3,611,111	11,013,674	[1,3]
Integrum Grit Co-Invest LP						USD	1	602	602	[1,3]
KWOR Intermediate I, Inc. — Class A-1						USD	2,938	—	2,177,148	[1,3]
Poinsett Merger Sub, LLC — Class A-1						USD	1,000	1,000	1,000	[1,3]
Rio Grande Credit Partners LLC						USD	5	—	—	[1,3]
								112,909,563	101,318,600
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Health Care — 0.1%
Alcresta Holdings, LP — Class B						USD	4,470	$4,470	$203,660	[1,3]
BCPE Hyperlink Holdings, LP						USD	100	1,000	1,000	[1,3]
Brave Topco Holdings, LP						USD	1,000,000	1,000,000	1,000,000	[1,3]
Cascade Equity Holdings, LLC						USD	666,667	666,667	1,000,000	[1,3]
Creek Parent, Inc.						USD	1	1,000	1,299	[1,3]
ECC NPC Holdco, LP						USD	600	600,000	600,000	[1,3]
Emerald Holdco US L.P. — Class A-3						USD	3,958,334	3,992,815	5,779,168	[1,3]
ERC TOPCO Holdings, Inc.						USD	2,914	3,712,390	4,060,609	[1,3]
FH DMI Parent, L.P. — Class A-2						USD	105,719	105,719	98,320	[1,3]
General Atlantic (USU) Blocker Collection Holdco, L.P.						USD	1,000	1,000	1,000	[1,3]
HEC Topco, LP — Class A						USD	206	206,400	89,235	[1,3]
Nationwide Medical Holdings, LLC — Class B						USD	115,800	—	30,636	[1,3]
New SD Holding Company, L.P.						USD	2,692	1,884,344	1,754,324	[1,3]
PCP Release Aggregator, LP						USD	510	510,000	510,000	[1,3]
Pharmalink Holdco, LLC — Class A						USD	588,462	588,462	588,461	[1,3]
SDB Holdco, LLC — Class A						USD	34,545,390	—	—	[1,3]
VHP Advocate Aggregator LP						USD	225,500	41,827	—	[1,3]
Wildcats Topco LLC						USD	146,484	146,484	146,484	[1,3]
								13,462,578	15,864,196
Industrials — 0.0%
AMG Equity, L.P. — Class A						USD	81	81,600	9,635	[1,3]
BPCP NSA Holdings, Inc.						USD	13	12,675	15,080	[1,3]
Continental Group Holdings L.P. — Class A						USD	12,345	—	—	[1,3]
Continental Parent Holdings, Inc.						USD	—	—	—	[1,3]
Elastomers Platform Hodlings, LP		10.00% PIK				USD	29,580	23,382	46,600	[1,3,9]
HCI Highland Holdings, LLC — Class A						USD	5,047	11,355	11,356	[1,3]
ISC CG Buyer, LLC — Class A						USD	450	450,000	450,000	[1,3]
Jaguar CG Parent, LP — Class A						USD	338	337,845	363,829	[1,3]
L2 Cognesense Parent Holdings, LP — Class A		8.00% PIK				USD	124	66,125	1,333	[1,3,9]
Lehman Pipe Holdings LLC — Class A		8.00% PIK				USD	102	102,200	2,305	[1,3,9]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Common Stocks (Continued)
Industrials (Continued)
MS Precision Parent, LP — Class A-1						USD	1,000	$1,000	$1,015	[1,3]
MY Parent Holdings, LLC						USD	2,076	207,600	301,582	[1,3]
Providence Equity Partners IX-C L.P.						USD	800	800	800	[1,3]
Red Griffin Topco, LLC — Class A						USD	2,267	9,952,634	5,742,084	[1,3]
Reno Opco Holding, LLC — Class A						USD	13	26,017	47,935	[1,3]
Secret Aggregator 1 Limited						GBP	285	355	935,225	[1,3,7]
TVG-ESS Holdings, LLC						USD	200	100,000	316,128	[1,3,16]
US Anchors Investor, LP — Class A						USD	112,236	—	—	[1,3]
VSC Safety Holdings LLC						USD	750	75,000	75,000	[1,3]
WG Topco, LLC — Class B						USD	57,200	33,616	68,958	[1,3]
								11,482,204	8,388,865
Materials — 0.0%
Buckman PPC Co-Invest LP		14.00% PIK				USD	1	1,004	997	[1,3,9]
ID Label Parent, LLC		10.00% PIK				USD	197	196,974	306,792	[1,3,9]
Kano Parent Holdings, LP — Class A		8.00% PIK				USD	279	571,190	883,076	[1,3,9]
								769,168	1,190,865
Technology — 0.0%
AC Blackpoint Holdings, LLC — Class A-1						USD	846	867,257	1,249,739	[1,3]
Arcserve Cayman Topco LP — Class A						USD	394,737	967,870	315,526	[1,3]
BSP-FL LP — Class A-1						USD	2,000	2,000,000	3,000,000	[1,3]
Genius Holdco LLC						USD	1,716	171,600	105,050	[1,3]
Khoros, LLC						USD	20,154	—	—	[1,3]
PCMI Ultimate Holdings, LP — Class B						USD	238	—	—	[1,3]
RCP Ocean Holdings, L.P. — Class A & C						USD	400,000	2,000,000	2,496,756	[1,3]
								6,006,727	7,167,071
Total Common Stocks								167,300,094	160,598,790

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks — 0.5%
Business Services — 0.0%
BSC Top Shelf Blocker, LLC — Series A		8.00% PIK				USD	190,400	$190,400	$190,400	[1,3,9]
CARDS Partnership Holdings, L.P.		10.00% PIK				USD	258,920	258,920	183,596	[1,3,9]
Maxwell Ultimate Holdings, L.P. — Class A		10.00% PIK				USD	6,227	622,667	623,178	[1,3,9]
								1,071,987	997,174
Communications — 0.0%
Eir PFIQ Holdings, LP		12.00% PIK				USD	123,600	123,600	123,600	[1,3,9]
Iconic Holdings Topco L.P. — Class B		5.00% PIK				USD	1,538	1,419,487	1,419,487	[1,3,9]
Stonepeak Xenith Holdings PTE. Limited — A2						USD	1,256,528,614	12,565,286	12,565,286	[1,3]
								14,108,373	14,108,373
Consumer Discretionary — 0.0%
AWI Investor, LP		8.50% PIK				USD	200,800	100,400	109,537	[1,3,9]
HD Parts Holdings, LLC — Class A		10.00% PIK				USD	9	8,985	8,984	[1,3,9]
Head Rush Co-Investment Holdings LLC — Class A		8.00% PIK				USD	111,500	111,946	106,973	[1,3,9]
LH Equity Investors, L.P. — Class A		14.00% PIK				USD	1	963	962	[1,3,9]
								222,294	226,456
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)						USD	231,877	765,526	790,790	[1,3]

Financials — 0.1%
CP-ACP LLC		13.75% PIK				USD	4,164	4,049,490	4,164,000	[1,3,9]
GTCR Everest Topco, Inc. — Series A		13.25% PIK				USD	15,000	14,625,000	15,000,000	[1,3,9]
KWOR Intermediate I, Inc.		8.00% PIK				USD	3,143	3,142,632	3,142,632	[1,3,9]
								21,817,122	22,306,632
Health Care — 0.1%
Advocate RCM Ultimate Holdings, L.P.		8.00% PIK				USD	225,500	225,500	219,032	[1,3,9]
AFC Parent Holdings, LLC						USD	179,700	179,700	80,149	[1,3]
Alcresta Holdings, LP		8.00% PIK				USD	443	442,530	442,530	[1,3,9]
Ascend Plastic Surgery Partners Holdings, LLC — Class A		10.00% PIK				USD	94,900	94,900	15,089	[1,3,9]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Health Care (Continued)
CC PLC Blocker, LLC — Class A-1		8.00% PIK				USD	270,270	$270,270	$270,270	[1,3,9]
GMSS Holdings, LLC — Class A		12.50% PIK				USD	11,772	11,612	11,772	[1,3,9]
Jayhawk Intermediate, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,3,9,17]
ModMed Software Midco Holdings, Inc. — Series A		13.00% PIK				USD	50	48,750	49,950	[1,3,9]
Nationwide Medical Holdings, LLC — Class A		8.00% PIK				USD	115,800	115,800	115,800	[1,3,9]
nThrive, Inc., (Series A-2 Preferred)		11.00% PIK				USD	15,000	14,550,000	14,115,000	[1,3,9]
SDB Holdco, LLC		6.00% PIK				USD	16,761,329	4,891,627	—	[1,3,9]
								37,805,689	32,819,592
Industrials — 0.1%
AFC Acquisitions, Inc. — Series H-2		8.00% PIK				USD	7	12,826	12,826	[1,3,9]
BPCP NSA Holdings, Inc. — Class A		8.00% PIK				USD	25	38,025	38,025	[1,3,9]
FSG Acquisition, LLC — Senior Preferred		12.25% PIK				USD	11,250,000	10,968,750	11,250,000	[1,3,9]
OHCP Silver Surfer Holdings Corp. — Series B		14.00% PIK				USD	7,500	7,275,000	7,446,000	[1,3,9]
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	1,227,003	1,323,529	[1,3,7,9]
TVG-ESS Holdings, LLC		8.00% PIK				USD	200	100,000	99,178	[1,3,9,16]
UPBW Blocker LLC		15.00% PIK				USD	10	1,000	1,029	[1,3,9]
US Anchors Investor, LP		8.50% PIK				USD	112,236	112,235	112,236	[1,3,9]
								19,734,839	20,282,823
Materials — 0.0%
Plaskolite PPC Blocker LLC		15.00% PIK				USD	64	1,000	1,000	[1,3,9]

Technology — 0.2%
Banyan Software Intermediate, Inc. — Series A		14.00% PIK				USD	2	1,950	2,040	[1,3,9]
Eclipse Topco, Inc.		12.50% PIK				USD	1,299	12,729,051	12,852,444	[1,3,9]
GPSTrackIt Intermediate Holdings, LLC — Class Z		15.00% PIK				USD	2,316	231,600	231,600	[1,3,9]
Green Security Holdings XX, LLC		10.00% PIK				USD	114,400	114,400	114,400	[1,3,9]
GS Holder, Inc. — 2023-1		16.30% PIK				USD	10,000	9,700,000	10,000,000	[1,3,9]
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks (Continued)
Technology (Continued)
GS Holder, Inc. — 2022-1		16.32% PIK				USD	15,000	$14,550,000	$15,000,000	[1,3,9]
JAMS Holdings LP		8.00% PIK				USD	1,000	1,000	994	[1,3,9]
Mandolin Technology Holdings, Inc. — Series A		10.50% PIK				USD	6,500	6,305,000	6,497,886	[1,3,9]
NE SPV Holdco, LLC						USD	7,106	2,994,539	2,994,539	[1,3]
PCMI Ultimate Holdings, LP — Class A		9.00% PIK				USD	1	1,000	967	[1,3,9]
RSK Holdings, Inc. — Series B		15.71% PIK				USD	11,000	10,780,000	11,000,000	[1,3,9]
RSK Holdings, Inc. — Series C		13.75% PIK				USD	3,928	3,850,000	3,928,572	[1,3,9]
SecureITize Solutions Parent LP — Class A		8.00% PIK				USD	197	83,281	83,280	[1,3,9]
								61,341,821	62,706,722
Total Preferred Stocks								156,868,651	154,239,562

Collateralized Loan Obligations — 0.4%
ABPCI Direct Lending Fund CLO XII Ltd.		12.54%	SOFR	825	7/29/2037	USD	16,080,000	16,080,000	16,075,631	[1,3,4,10,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		12.91%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,005,568	[1,3,4,10,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		10.71%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,118,483	[1,3,4,10,11]
ABPCI Private Funding I LLC		11.70%	SOFR	750	7/16/2036	USD	8,750,000	8,750,000	8,743,827	[1,3,4,10,11]
BlackRock Elbert CLO V LLC		26.00%			6/15/2034	USD	39,500,000	40,329,968	14,063,318	[1,3,10,15]
BlackRock Elbert CLO V LLC		12.74%	SOFR	870	6/15/2034	USD	13,000,000	12,666,289	12,953,812	[1,3,4,10,11]
Deerpath Capital CLO 2023-2, Ltd.		10.92%	SOFR	660	1/15/2036	USD	11,000,000	11,000,000	11,098,599	[1,3,4,10,11]
Freedom Funding Center LLC		12.00%			10/1/2032	USD	10,000,000	10,000,000	10,000,000	[1,3]
Golub Capital Partners CLO Ltd.		10.23%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	13,992,452	[1,3,4,10,11]
Monroe Capital MML CLO IX Ltd.		13.29%	SOFR	896	10/22/2031	USD	10,000,000	9,787,268	10,041,915	[1,3,4,10,11]
Monroe Capital MML CLO VIII, Ltd.		23.00%			11/22/2033	USD	15,000,000	16,202,035	6,429,500	*,1,3,10,11,15
Total Collateralized Loan Obligations								151,765,560	116,523,105

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value	Footnotes
Warrants — 0.0%
Energy — 0.0%
Service Compression Holdings, LLC
Exercise Price: $1.00
Expiration Date: 1/17/2031						USD	1	**	$—	$311,368	[1,3]

Health Care — 0.0%
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033						USD	1	**	—	—	[1,3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.00
Expiration Date: 3/8/2029						USD	219,298		352,127	1,392,198	[1,3]
									352,127	1,392,198
Industrials — 0.0%
Cinelease HoldCo, LLC
Exercise Price: $0.01
Expiration Date: 7/30/2035						USD	99,412		—	—	[1,3]

Technology — 0.0%
Measuabl, Inc.
Exercise Price: $18.00
Expiration Date: 4/20/2032						USD	1	**	—	—	[1,3]
Total Warrants									352,127	1,703,566

Short-Term Investments — 2.3%
State Street Institutional U.S. Government Money Market Fund, 4.27%		4.09%				USD	720,454,244		720,454,244	720,454,244	[1,19]
Total Short-Term Investments — 2.3%									720,454,244	720,454,244
Total Investments — 128.9%									$40,101,940,861	$40,599,999,486
Senior Notes (net of deferred offering costs of $27,088,961) — (19.3)%										(6,093,192,507)
Liabilities Less Other Assets — (9.6)%										(3,018,063,390)
Net Assets — 100.0%										$31,488,743,589

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

JPY – Japanese Yen

NOK – Norwegian Krone

SEK – Swedish Krona

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BASE – Base rate as defined in the credit agreement

BBSW – Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

CDOR – Canadian Dollar Offered Rate

CORRA – Canadian Overnight Repo Rate Average

EFFR – Effective Federal Funds Rate

EURIBOR – Euro Interbank Offered Rate

NIBOR – Norwegian Interbank Offered Rate

NOWA – Norwegian Overnight Weighted Average

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

TONA – Tokyo Overnight Average Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]

As of September 30, 2025 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $40,599,999,486 as of September 30, 2025. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.

[2]

Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
[3]	Value was determined using significant unobservable inputs.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	All or a portion of the security was made through a participation. Please see Note 2 for a description of loan participations.
[6]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[7]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[8]

All or a portion of this security is segregated as collateral for secured borrowings made with Macquarie US Trading LLC. Total collateral had a fair value of $581,239,965 as of September 30, 2025. See Note 2 for additional information.

[9]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[10]	Callable.
[11]

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $153,675,710, which represents 0.5% of total net assets of the Fund.

[12]	Step rate security.
[13]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[14]	These securities are restricted, the total value of these securities is $11,128,646,482, which represents 35.3% of total net assets of the Fund.
[15]	Variable rate security. Rate shown is the rate in effect as of period end.
[16]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[17]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[18]	Affiliated company.
[19]	The rate is the annualized seven-day yield at period end.
[20]	The negative valuation is due to the fund investing in a line of credit prior to drawing capital from its investors.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Additional information on restricted securities is as follows:
Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,161,702
26North BDC, Inc.	10/11/2023	30,000,000
ABPCI Pacific Funding LP	6/9/2022	186,635,417
AG Twinbrook Origination Fund I, L.P.	4/14/2023	23,872,182
AGTB BDC Holdings, L.P.	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	96,880,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	104,906,352
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	1/6/2025	37,500,000
Ares Commercial Finance LP	3/31/2021	53,841,899
Ares Priority Loan Co-Invest LP	1/25/2023	44,802,482
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC	8/30/2024	9,380,017
Ares Specialty Healthcare Fund (L), L.P.	12/2/2024	—
Ares Strategic Income Fund	12/5/2022	100,000,000
ASP (Feeder) SPC III-A1 LP	1/7/2025	7,333,118
ASP Summar Holdco 1 LP	5/23/2025	191,360,627
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	9,728,856
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock MT. Lassen Senior Loan XII	1/23/2024	476,200,809
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	645,119,996
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	7,544,955
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	131,622,671
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	21,355,352
Boost Co-Invest LP	1/25/2024	27,040,075
Canal Road Private Credit Fund, LP	4/15/2025	17,311,551
Capricorn Co-Invest, L.P.	12/18/2023	37,733,024
Carlyle Credit Solutions, Inc.	10/25/2022	50,000,000
Caryle EDL Dance Aggregator, L.P.	10/24/2024	25,031,073
CCOF Alera Aggregator, L.P.	4/25/2023	9,740,016
CCOF Sierra II, L.P.	8/2/2022	15,654,924
Chilly HP SCF Investor, LP	2/9/2022	2,011,799
Chiron Co-Invest, L.P.	8/18/2025	50,000,000
CLFK, LLC, Series 2025-1	5/22/2025	87,760,000
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	3,990,549
Crestline Structured Note Issuer I LLC	8/26/2024	121,319,898
CW Credit Opportunity 2 LP	6/27/2024	75,068,217
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Golub Capital BDC 4, Inc.	4/21/2022	200,000,000
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Direct Lending Fund, L.P., Series SL-A	4/1/2025	—
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC	4/29/2024	492,960,391
Hayfin Tactical Solutions Fund (US Parellel) LP	11/7/2024	13,774,958

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
HPS KP Mezz 2019 Co-Invest, LP	4/1/2024	$76,146,599
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	14,503,288
HPS Mezzanine Partners 2019, L.P.	11/16/2020	6,701,045
HPS Mint Co-Invest Fund, L.P.	5/25/2022	19,845,369
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	21,010,810
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	48,930,971
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	56,060,706
KCLF Note Issuer I SPV, LLC	12/27/2023	264,025,000
KIMM CLO I LLC	11/26/2024	54,387,000
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund LP	10/16/2023	225,000,000
KLC Fund 0225-CI LP	3/3/2025	120,000
KWOL Co-Invest, LP	11/20/2023	22,500,000
Luther Co-Invest, L.P.	7/15/2022	24,008,414
Madison Avenue CLO I Holdco LLC – Series 1	7/15/2025	85,393,600
Marilyn Co-Invest, L.P.	4/1/2024	69,065,006
Milano Co-Invest, L.P.	4/1/2024	3,998,073
Minerva Co-Invest, L.P.	2/11/2022	23,232,361
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	8,275,406
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	36,000,000
New Mountain Private Credit Fund	12/17/2024	49,987,471
North Haven Direct Lending Fund L.P.	2/26/2025	17,500,000
North Wall Tactical Credit Delaware Feeder Fund LP	6/18/2025	26,576,271
NXT Capital Senior Loan Fund VII, LP	11/18/2024	12,595,770
NXT Capital Structured Note I LLC	1/26/2022	178,886,292
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,949,774
Palisades CLO, LLC	8/6/2024	137,984,137
Palisades CLO, LLC – Class B	8/6/2024	50,000,000
Palisades CLO, LLC – Class C	8/6/2024	58,000,000
Piccadilly Co-Invest, L.P.	4/17/2023	2,240,432
Private Credit Fund C-1 Holdco, LLC – Series 1	7/11/2023	784,100,317
Proxima Co-Invest, L.P.	11/2/2021	9,658,246
Raven Asset-Based Credit Fund II LP	9/21/2021	20,002,593
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
Silver Point Loan Funding, LLC	3/22/2022	1,324,185,795
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	43,264,199
Sixth Street Lending Partners	8/31/2022	24,982,212
South Cove Funding LLC	6/4/2025	485,904,071
Stellus Private Credit BDC Feeder LP	1/31/2022	30,415,527
Stone Point Credit Corporation	12/30/2022	75,500,000
Stone Point Credit Income Fund	1/22/2025	30,475,516
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,124,962
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	100,000,000

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of September 30, 2025 (Unaudited) (Continued)
Security	First Acquisition Date	Cost
TB Funding Ltd.	5/1/2025	$70,737,075
TCW Direct Lending VIII LLC	1/31/2022	69,760,319
TCW Rescue Financing Fund II, L.P.	3/3/2025	11,454,018
Thoma Bravo Credit Fund III Feeder, LP	8/31/2023	40,679,939
Thompson Rivers LLC	6/29/2021	5,044,983
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	43,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	137,277,228
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,010,526
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	12/23/2024	10,842,411
Vista Credit Strategic Lending Corp.	10/10/2023	53,269,873
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	9,012,204
West Street Loan Partners V, SLP	3/14/2024	18,208,176
Total		$10,647,782,593

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of September 30, 2025 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	$34,000,000	$—	$314
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	—	368,486
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	—	819,121
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	—	248,049
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	—	(8,107,054)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	—	(1,137,597)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	—	1,277,385
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	—	133,402
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.864% / Quarterly	5.76% / Semi-annually	1/15/2028	129,000,000	—	1,204,140
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	—	2,960,228
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	—	3,440,038
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	—	3,193,144
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000	—	11,314,911
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	—	2,867,120
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.074% / Quarterly	5.85% / Semi-annually	3/14/2030	160,500,000	—	2,148,110
PNC Bank, N.A.	Daily Simple SOFR2 + 1.780% / Quarterly	5.58% / Semi-annually	7/2/2030	175,000,000	—	2,605,876
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	—	705,979
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000	—	8,216,200
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.241% / Quarterly	6.01% / Semi-annually	3/14/2032	174,500,000	—	2,112,945
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.949% / Quarterly	5.80% / Semi-annually	7/2/2032	225,000,000	—	3,778,959
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	—	(549,956)
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of September 30, 2025 (Unaudited) (Continued)
Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.351% / Quarterly	6.13% / Semi-annually	3/14/2035	$91,000,000	$—	$337,424
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.033% / Quarterly	5.95% / Semi-annually	7/2/2035	75,000,000	—	1,060,401
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	—	1,496,409
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000	—	2,162,010
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.373% / Quarterly	6.18% / Semi-annually	1/15/2037	200,000,000	—	(519,359)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	—	(850,530)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	—	(63,645)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	—	(1,079,230)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000	—	3,750,423
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	—	5,087,199
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	—	(2,508,824)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	—	(620,975)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	—	4,641,440
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	—	7,225,397
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000	—	1,470,542
Regions Bank	Daily Simple SOFR[2] + 1.665% / Quarterly	5.42% / Semi-annually	7/2/2028	150,000,000	—	1,092,986
TOTAL INTEREST RATE SWAPS						$60,281,468

1          Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

2          Reset daily with a five business day look back.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of September 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	Counterparty	Currency Sold	Settlement Date	Currency Amount Purchased	Value at Opening Date of Contract	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	October 31, 2025	631,427	$410,138	$417,978	$7,840
Australian Dollars	State Street	USD	November 28, 2025	723,840	473,755	479,333	5,578
Australian Dollars	State Street	USD	December 31, 2025	796,116	525,598	527,191	1,593
British Pound	State Street	USD	October 31, 2025	2,170,373	2,915,807	2,919,082	3,275
British Pound	State Street	USD	November 28, 2025	23,096,902	30,838,863	31,067,907	229,044
British Pound	State Street	USD	December 31, 2025	25,990	34,643	34,944	301
Canadian Dollars	State Street	USD	October 01, 2025	87,065,835	62,526,897	62,564,078	37,181
Canadian Dollars	State Street	USD	October 31, 2025	7,199,602	5,243,789	5,180,858	(62,931)
Canadian Dollars	State Street	USD	November 28, 2025	8,071,142	5,819,938	5,815,752	(4,186)
Canadian Dollars	State Street	USD	December 31, 2025	2,210,484	1,595,279	1,594,782	(497)
Euro	State Street	USD	October 31, 2025	114,607,189	134,007,176	134,796,438	789,262
Euro	State Street	USD	November 28, 2025	41,433,028	48,493,861	48,813,605	319,744
Euro	State Street	USD	December 31, 2025	2,511,112	2,940,575	2,962,601	22,026
Japanese Yen	State Street	USD	October 31, 2025	568,389,925	3,890,978	3,855,657	(35,321)
Japanese Yen	State Street	USD	November 28, 2025	182,640,845	1,249,730	1,242,500	(7,230)
Norwegian Krone	State Street	USD	October 31, 2025	10,443,798	1,029,670	1,046,643	16,973
Swedish Krona	State Street	USD	October 31, 2025	7,956,725	834,111	846,825	12,714
Swedish Krona	State Street	USD	November 28, 2025	155,164	16,893	16,543	(350)
Swedish Krona	State Street	USD	January 02, 2026	11,465,090	1,224,969	1,224,429	(540)
					304,072,670	305,407,146	1,334,476
Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	October 31, 2025	(26,313,234)	$(17,202,031)	$(17,418,258)	$(216,227)
Australian Dollars	State Street	USD	November 28, 2025	(26,405,647)	(17,149,779)	(17,486,022)	(336,243)
Australian Dollars	State Street	USD	December 31, 2025	(25,874,319)	(16,907,780)	(17,134,072)	(226,292)
British Pound	State Street	USD	October 31, 2025	(86,176,264)	(115,635,072)	(115,904,308)	(269,236)
British Pound	State Street	USD	November 28, 2025	(107,102,793)	(144,720,055)	(144,065,191)	654,864
British Pound	State Street	USD	December 31, 2025	(84,471,042)	(112,583,896)	(113,574,002)	(990,106)
Canadian Dollars	State Street	USD	October 01, 2025	(88,278,030)	(64,596,929)	(63,435,142)	1,161,787
Canadian Dollars	State Street	USD	October 31, 2025	(88,818,834)	(65,001,875)	(63,914,328)	1,087,547
Canadian Dollars	State Street	USD	November 28, 2025	(93,341,637)	(67,737,906)	(67,258,371)	479,535
Canadian Dollars	State Street	USD	December 31, 2025	(86,197,573)	(62,071,977)	(62,188,351)	(116,374)
Euro	State Street	USD	October 31, 2025	(542,972,844)	(634,917,374)	(638,623,159)	(3,705,785)
Euro	State Street	USD	November 28, 2025	(499,302,426)	(585,381,801)	(588,244,505)	(2,862,704)
Euro	State Street	USD	December 31, 2025	(493,904,569)	(578,483,490)	(582,706,899)	(4,223,409)
Japanese Yen	State Street	USD	October 31, 2025	(1,144,617,517)	(7,807,144)	(7,764,480)	42,664
Japanese Yen	State Street	USD	November 28, 2025	(758,868,438)	(5,190,807)	(5,162,560)	28,247
Japanese Yen	State Street	USD	January 05, 2026	(576,227,592)	(3,882,519)	(3,932,454)	(49,935)
Norwegian Krone	State Street	USD	October 31, 2025	(183,554,649)	(18,050,271)	(18,395,234)	(344,963)
Norwegian Krone	Marlin Equity Partners	USD	November 18, 2025	(13,125,000)	(1,172,608)	(1,315,437)	(142,829)
Norwegian Krone	State Street	USD	November 28, 2025	(173,110,851)	(17,074,601)	(17,350,507)	(275,906)
Norwegian Krone	State Street	USD	December 31, 2025	(173,110,851)	(17,212,304)	(17,343,615)	(131,311)
Swedish Krona	State Street	USD	October 31, 2025	(95,659,203)	(10,038,343)	(10,180,899)	(142,556)
Swedish Krona	State Street	USD	November 28, 2025	(87,857,642)	(9,226,267)	(9,367,202)	(140,935)
Swedish Krona	State Street	USD	January 02, 2026	(87,762,887)	(9,308,060)	(9,372,749)	(64,689)
					(2,581,352,889)	(2,592,137,745)	(10,784,856)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(2,277,280,219)	$(2,286,730,599)	$(9,450,380)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments As of September 30, 2025 (Unaudited)
Security Type/Sector
Senior Secured Loans
Technology	21.5%
Health Care	16.4%
Financials	11.5%
Business Services	10.6%
Industrials	9.9%
Consumer Discretionary	6.6%
Communications	3.2%
Materials	1.8%
Consumer Staples	1.7%
Real Estate	1.2%
Energy	0.5%
Utilities	0.1%
Total Senior Secured Loans	85.0%
Private Investment Vehicles
Private Collateralized Loan Obligations	24.4%
Non-Listed Business Development Companies	8.1%
Investment Partnerships	3.7%
Special Purpose Vehicle for Senior Secured Loans	0.8%
Special Purpose Vehicle for Common and Preferred Equity	0.5%
Special Purpose Vehicle for Common Equity	0.4%
Special Purpose Vehicle for Preferred Equity	0.3%
Joint Ventures	0.3%
Special Purpose Vehicle for Subordinated Debt	0.1%
Private Collateralized Fund Obligations	0.1%
Private Equity	0.0%
Total Private Investment Vehicles	38.7%
Subordinated Debt
Technology	1.1%
Financials	0.2%
Health Care	0.1%
Industrials	0.1%
Real Estate	0.0%
Materials	0.0%
Consumer Staples	0.0%
Total Subordinated Debt	1.5%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments As of September 30, 2025 (Unaudited) (Continued)
Security Type/Sector
Common Stocks
Financials	0.3%
Consumer Discretionary	0.1%
Health Care	0.1%
Communications	0.0%
Technology	0.0%
Business Services	0.0%
Industrials	0.0%
Materials	0.0%
Consumer Staples	0.0%
Total Common Stocks	0.5%
Preferred Stocks
Technology	0.2%
Health Care	0.1%
Financials	0.1%
Industrials	0.1%
Communications	0.0%
Business Services	0.0%
Energy	0.0%
Consumer Discretionary	0.0%
Materials	0.0%
Total Preferred Stocks	0.5%
Collateralized Loan Obligations	0.4%
Warrants
Health Care	0.0%
Energy	0.0%
Industrials	0.0%
Technology	0.0%
Total Warrants	0.0%
Short-Term	2.3%
Total Investments	128.9%
Senior Notes	(19.3)%
Liabilites Less Other Assets	(9.6)%
Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Assets and Liabilities September 30, 2025 (Unaudited)
Assets:
Investments in unaffiliated securities, at value (cost $40,023,378,861)(a)	$40,518,116,722
Investments in affiliated securities, at value (cost $78,562,000)	81,882,764
Foreign currency, at value (cost $919,236)	1,617,473
Unrealized appreciation on forward foreign currency exchange contracts	4,900,175
Unrealized appreciation on swap contracts	75,718,638
Cash	91,715,665
Receivables:
Investment securities sold	255,845,485
Fund shares sold	35,920,357
Dividends and interest	565,511,616
Swap interest	4,533,924
Prepaid expenses	1,454,025
Prepaid underlying loan expense	8,719,884
Prepaid commitment fees on secured credit facility	17,839,331
Total assets	41,663,776,059

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	14,350,555
Unrealized depreciation on swap contracts	15,437,170
Payables:
Senior notes (Net of deferred offering cost of $27,088,961) (Note 2)	6,093,192,507
Secured credit facility (Note 2)	3,212,500,000
Secured borrowings (Note 2)	500,000,000
Line of credit facility waiver of fees	692,728
Investment securities purchased	228,353,244
Deferred tax liability	6,656,428
Current tax liability	174,216
Interest on senior notes	63,175,314
Interest on secured credit facility	22,779,403
Interest on secured borrowings	460,306
Investment Management fees	6,000,411
Audit fees	1,497,630
Fund administration fees	1,813,287
Legal fees	1,184,371
Custody fees	2,097,913
Trustees’ fees and expenses	25,932
Transfer agency fees and expenses	59,971
Sub transfer agency fees and expenses	2,554,135
Chief Compliance Officer fees	35,184
Other accrued expenses	1,991,765
Total liabilities	10,175,032,470

Net Assets	$31,488,743,589

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$31,011,709,935
Total distributable earnings	477,033,654
Net Assets	$31,488,743,589

Class I Shares:
Net assets applicable to shares outstanding	$31,488,743,589
Shares of beneficial interest issued and outstanding	2,923,340,929
Net asset value, offering, and redemption price per share	10.77

(a)      Includes unrealized appreciation (depreciation) on unfunded loan commitments of $24,514,869.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Operations
For the Six Months Ended September 30, 2025 (Unaudited)
Investment Income:
Interest from unaffiliated investments (net of withholding taxes of $420,304)	$1,226,346,518
PIK Interest	57,281,346
Dividends from unaffiliated investments	14,154,257
Distributions from affiliated private investment vehicles	3,506,333
Distributions from unaffiliated private investment vehicles	527,244,996
Total investment income	1,828,533,450

Expenses:
Investment management fees	149,346,272
Interest on secured credit facility	79,266,791
Interest on senior notes	176,745,946
Interest on secured borrowings	460,306
Interest on swap contracts	20,821,836
Amortization of origination fees	1,005,408
Amortization of offering costs on notes	3,691,978
Legal fees	2,139,278
Fund administration fees	4,062,101
Registration fees	1,261,866
Transfer agent fees and expenses	68,032
Sub transfer agent fees and expenses	16,831,918
Custody fees	2,084,040
Audit fees	1,412,573
Trustees’ fees and expenses	150,933
Shareholder reporting fees	560,890
Chief Compliance Officer fees	62,605
Insurance fees	53,692
Commitment fees on secured credit facility	3,444,758
Miscellaneous expenses	14,603,493
Total fees and expenses	478,074,716
Net investment income	1,350,458,734
Current tax expense	(102,147)
Net investment income, net of taxes	1,350,356,587

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(59,418,452)
Forward foreign currency exchange contracts	(108,680,277)
Foreign currency transactions	3,820,106
Net realized (loss)	(164,278,623)
Net change in unrealized appreciation/depreciation on:
Investments	155,521,733
Investments in affiliated issuers	(204,638)
Forward foreign currency exchange contracts	13,596,605
Foreign currency translations	(10,915,763)
Deferred tax expense	(1,477,110)
Net change in unrealized appreciation/(depreciation), net of deferred taxes	156,520,827
Net realized and unrealized gain (loss)	(7,757,796)

Net Increase in Net Assets from Operations	$1,342,598,791

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025
Net Increase in Net Assets from:
Operations:
Net investment income	$1,350,356,587	$2,269,386,959
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	(164,278,623)	31,407,953
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	156,520,827	104,063,306
Net increase in net assets resulting from operations	1,342,598,791	2,404,858,218

Distributions to shareholders:
Distributions:
Class I	(1,446,542,646)	(1,871,538,694)
Total	(1,446,542,646)	(1,871,538,694)

Capital Transactions:
Proceeds from shares sold:
Class I	5,381,432,528	11,844,659,473
Reinvestment of distributions:
Class I	62,186,994	79,115,828
Cost of shares repurchased:
Class I	(1,942,850,807)	(2,238,116,910)
Net increase in net assets from capital transactions	3,500,768,715	9,685,658,391

Net increase in net assets	3,396,824,860	10,218,977,915

Net Assets:
Beginning of period	28,091,918,729	17,872,940,814
End of period	$31,488,743,589	$28,091,918,729

Capital Share Transactions:
Shares sold:
Class I	504,651,026	1,100,522,839
Shares issued in reinvestment of distributions:
Class I	5,886,095	7,441,406
Shares redeemed:
Class I	(180,880,526)	(207,759,038)
Net increase in capital shares outstanding	329,656,595	900,205,207
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$1,342,598,791
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments, net of unfunded commitments	(15,048,335,858)
Sales of investments	7,596,685,764
Net accretion on investments	(23,467,802)
Net realized gain/loss on investments	59,418,452
Net realized gain/loss on paydowns	(13,639,329)
Net change in unrealized (appreciation)/depreciation	(155,317,095)
Return of capital distributions received	369,792,684
Original issue discount and amendment fees	3,574,523
PIK interest	(57,281,346)
Net change in deferred tax liability	1,477,110
Net change in current tax liability	102,148
Change in short-term investments, net	572,268,957
(Increase)/Decrease in assets:
Foreign currency	2,926,889
Investment securities sold	(122,301,964)
Dividends and interest	(231,522,314)
Swap interest	1,932,244
Prepaid expenses	(847,817)
Prepaid underlying loan expense	(1,523,232)
Prepaid commitment fees on secured credit facility	418,918
Increase/(Decrease) in liabilities:
Due to counterparty	(6,654,567)
Investment securities purchased	161,194,710
Line of credit facility waiver of fees	(7,113)
Investment management fees	62,563
Interest on secured credit facility	18,025,606
Interest on senior notes	6,196,144
Interest on secured borrowings	460,306
Audit fees	(647,734)
Legal fees	1,172,561
Fund administration fees	285,697
Trustees’ fees and expenses	(67,817)
Custody fees	1,621,093
Transfer Agency fees and expenses	(62,776)
Sub transfer agency fees and expenses	(216,753)
Chief Compliance Officer fees	9,821
Other accrued expenses	(143,252)
Net cash used in operating activities	(5,521,811,788)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Six Months Ended September 30, 2025 (Unaudited) (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$5,632,402,329
Cost of shares repurchased	(1,942,850,807)
Distributions paid to shareholders, net of reinvestments	(1,384,355,652)
Proceeds from secured borrowings	500,000,000
Proceeds from secured credit facility (see note 2)	2,500,000,000
Payments on secured credit facility (see note 2)	(1,200,000,000)
Proceeds from term loan (see note 2)	175,000,000
Proceeds from delayed draw term loan (see note 2)	547,500,000
Proceeds from senior notes	625,000,000
Payments on senior notes	(215,000,000)
Net cash provided by financing activities	5,237,695,870

Net decrease in cash and restricted cash	(284,115,918)

Cash and restricted cash
Cash and restricted cash, beginning of period	375,831,583
Cash and restricted cash, end of period*	$91,715,665

*   Cash and restricted cash of $91,715,665

Non cash financing activities not included herein consist of $62,186,994 reinvested dividends and $57,281,346 of PIK interest.

Cash paid for interest on credit facility during the period was $61,241,185.

Cash paid for interest on senior notes during the period was $170,549,802.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Net asset value, beginning of period	$10.83	$10.55	$10.67	$10.79	$10.60	$10.35	$10.15
Income from Investment Operations:
Net investment income[1]	0.48	1.08	1.15	0.87	0.16	0.72	0.72
Net realized and unrealized gain (loss) on investments[2]	—	0.10	0.18	(0.15)	0.03	0.27	0.19
Total income from investment operations	0.48	1.18	1.33	0.72	0.19	0.99	0.91
Less Distributions to shareholders:
From net investment income	(0.54)	(0.90)	(1.41)	(0.69)	—	(0.62)	(0.62)
From return of capital	—	—	(0.04)	(0.15)	—	(0.10)	(0.09)
From net realized gain	—	—	—	—	—	(0.02)	— [3]
Total Distributions to shareholders	(0.54)	(0.90)	(1.45)	(0.84)	—	(0.74)	(0.71)
Net asset value, end of period	$10.77	$10.83	$10.55	$10.67	$10.79	$10.60	$10.35
Total return[4]	4.60%[5]	11.58%	13.34%	7.06%	1.79%[5]	10.38%	9.25%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$31,488,744	$28,091,919	$17,872,941	$11,076,905	$6,742,783	$4,729,648	$744,892
Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.31%[6]	1.32%	1.20%	1.23%	1.28%[6]	1.32%	1.80%
After fees waived	1.31%[6]	1.32%	1.20%	1.23%	1.28%[6]	1.32%	1.80%
Ratio of expenses to average net assets (including interest expense)[7]:
Before fees waived	3.20%[6]	3.19%	3.42%	2.95%	1.79%[6]	1.94%	2.43%
After fees waived	3.20%[6]	3.19%	3.42%	2.95%	1.79%[6]	1.94%	2.43%
Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	9.04%[6]	10.03%	10.81%	8.23%	6.24%[6]	6.74%	7.04%
After fees waived	9.04%[6]	10.03%	10.81%	8.23%	6.24%[6]	6.74%	7.04%
Portfolio turnover rate	12%[5]	34%	31%	26%	16%[5]	29%	29%

*     Fiscal year end changed to March 31, effective January 1, 2022.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I (Continued)

3    Amount represents less than $0.01 per share.

4    Total returns would have been lower had expenses not been waived by Cliffwater LLC, the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund Shares.

5    Not annualized.

6    Annualized.

7    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

8    Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).
Supplemental Expense Ratios	For the Six Months Ended September 30, 2025 (Unaudited)	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020
Ratio of expenses to average net assets (excluding interest expense)[7]:
Deferred tax expense[8]	0.01%[6]	0.01%	0.01%	0.01%	—%	—%	—%
With fees waived, after taxes	1.32%[6]	1.33%	1.21%	1.24%	1.28%[6]	1.32%	1.80%

Senior Securities
Total Amount Outstanding
Reverse Repurchase Agreements	$—	$—	$4,320,000	$3,870,000	$6,255,000	$6,833,000	$12,557,000
Secured Borrowings	500,000,000	—	—	—	204,168,415	249,990,230	—
Senior Credit Facility	3,212,500,000	1,190,000,000	1,175,000,000	932,000,000	607,000,000	1,195,000,000	190,000,000
Senior Notes	6,060,000,000	5,650,000,000	3,225,000,000	1,865,000,000	650,000,000	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements	—	—	4,138,255	2,863,249	1,078,983	693,179	60,321
Secured Borrowings	63,977	—	—	—	34,026	19,919	—
Senior Credit Facility	10,802	24,607	16,211	12,885	12,108	4,958	4,916
Senior Notes	6,202	5,972	6,517	6,920	11,376	—	—

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). The Fund operates as a diversified fund, which means that at least 75% of the value of its total assets is represented by cash and cash items, government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares (“Shares”). The Fund’s Registration Statement currently offers Class I Shares. Only Class I Shares have been issued as of September 30, 2025.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investing in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investing in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) investing in special purpose vehicles (“SPVs”) and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

The Fund is deemed to be an individual reporting segment. The objective and strategy of the Fund is used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Consolidated Statement of Operations and the Consolidated Financial Highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Consolidated Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Adviser is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

1. Organization (continued)

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund include the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of September 30, 2025:

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CCLF SPV LLC ("CCLF SPV")	February 3, 2020	$6,641,663,358	21.09%
MCCW Holdings, LLC ("CCLF MCCW")	April 15, 2021	442,012,749	1.40%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	26,855,736	0.09%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	14,714,043	0.05%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	3,245,163,235	10.31%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	15,151,595	0.05%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	981,673,472	3.12%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	110,524	0.00%
CW Point LLC (“CW Point”)	February 1, 2023	564,714,247	1.79%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	37,645,982	0.12%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	36,047,398	0.11%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	55,157,291	0.18%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	4,840,186	0.02%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	218,130,182	0.69%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	829,300,838	2.63%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	1,236,781,323	3.93%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	665,783	0.00%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	33,748,067	0.11%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	233,153,298	0.74%
SR CW LLC ("SR CW")	September 23, 2023	273,702,458	0.87%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	530,956,992	1.69%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	9,585,141	0.03%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	592,389,321	1.88%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	1,463,884	0.00%
CCLF Holdings (D25) LLC (“CCLF HOLD (D25)”)	October 26, 2023	8,407	0.00%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	11,355,345	0.04%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,487	0.00%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	602,934	0.00%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	149,992	0.00%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	35,844,956	0.11%
CCLF Holdings (D33) LLC (“CCLF HOLD (D33)”)	February 21, 2024	—	0.00%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	593,576	0.00%
CCLF Holdings (D37) LLC (“CCLF HOLD (D37)”)	February 28, 2024	162,087,918	0.51%
CCLF Holdings (D38) LLC (“CCLF HOLD (D38)”)	February 28, 2024	93,903,797	0.30%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	39,028	0.00%
CCLF Holdings (D40) LLC (“CCLF HOLD (D40)”)	February 28, 2024	89,017,796	0.28%
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	325,586,324	1.03%
ASP Prima LLC (“ASP Prima”)	March 13, 2024	9,543,041	0.03%
CCLF Holdings (D43) LLC (“CCLF HOLD (D43)”)	April 25, 2024	10,924,014	0.03%

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

1. Organization (continued)

Subsidiary	Inception Date	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CCLF Holdings (D44) LLC (“CCLF HOLD (D44)”)	April 25, 2024	$16,260,712	0.05%
CCLF Holdings (D45) LLC (“CCLF HOLD (D45)”)	April 25, 2024	588,462	0.00%
CCLF Holdings (D46) LLC (“CCLF HOLD (D46)”)	April 25, 2024	7,920,933	0.03%
CCLF Holdings (D47) LLC (“CCLF HOLD (D47)”)	April 29, 2024	166,730,954	0.53%
CCLF Holdings (D48) LLC (“CCLF HOLD (D48)”)	April 29, 2024	168,978,224	0.54%
CCLF Holdings (D49) LLC (“CCLF HOLD (D49)”)	April 29, 2024	90,078,722	0.29%
CCLF Holdings (D50) LLC (“CCLF HOLD (D50)”)	April 29, 2024	184,260,986	0.59%
CCLF Holdings (D51) LLC (“CCLF HOLD (D51)”)	April 29, 2024	245,997,456	0.78%
CCLF Holdings (D52) LLC (“CCLF HOLD (D52)”)	August 6, 2024	250,440,330	0.80%
CCLF Holdings (D54) LLC (“CCLF HOLD (D54)”)	August 6, 2024	291,939,969	0.93%
CCLF Holdings (D55) LLC (“CCLF HOLD (D55)”)	August 6, 2024	99,839,867	0.32%
CCLF Holdings (D56) LLC (“CCLF HOLD (D56)”)	August 6, 2024	121,688,407	0.39%
ASP Riva Glade LLC (“ASP Riva Glade”)	September 18, 2024	4,771,520	0.02%
CCLF Holdings (D65) LLC (“CCLF HOLD (D65)”)	February 7, 2025	21,316,021	0.07%
CCLF Holdings (D66) LLC (“CCLF HOLD (D66)”)	February 7, 2025	19,401,808	0.06%
CCLF Holdings (D68) LLC (“CCLF HOLD (D68)”)	February 7, 2025	210,000	0.00%
CCLF Vandalion LLC (“Vandalion”)	July 1, 2025	126,188,634	0.40%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts. Equalization interest on private investment vehicles are interest payments made to existing shareholders of closed-end vehicles when investing in a later close and are expensed as incurred.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the Consolidated Statements of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of September 30, 2025.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statement of Operations. For the six months ended September 30, 2025, the Fund did not have interest or penalties associated with underpayment of income taxes.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF-B SPV, CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, Madison Avenue SPV, CCLF HOLD (D16), CCLF HOLD (D7), Madison Avenue CLO, CCLF HOLD (D20), SR CW, KCLF Holdings II, CCLF HOLD (D23), Steamboat SPV, CCLF HOLD (D26), CCLF HOLD (D25), CCLF HOLD (D27), CCLF HOLD (D31), CCLF HOLD (D32), CCLF HOLD (D34), CCLF HOLD (D35), CCLF HOLD (D37), CCLF HOLD (D38), CCLF HOLD (D39), CCLF HOLD (D40), CCLF HOLD (D41), ASP Prima, CCLF HOLD (D43), CCLF HOLD (D44), CCLF HOLD (D46), CCLF HOLD (D47), CCLF HOLD (D48), CCLF HOLD (D49), CCLF HOLD (D50), CCLF HOLD (D51), CCLF HOLD (D52), CCLF HOLD (D54), CCLF HOLD (D55), CCLF HOLD (D56), ASP Riva Glade, CCLF HOLD (D65), CCLF HOLD (D66), CCLF HOLD (D68), and Vandalion are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D18), CCLF HOLD (D30), CCLF HOLD (D33), and CCLF HOLD (D45) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to disclose the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, short-term investments, bank deposits, and collateral for derivative positions which are readily convertible into cash and have an original maturity of three months or less. State Street Bank and Trust Company serves as the Fund’s custodian. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations or Federal Deposit Insurance Corporation limitations.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Cash and Investments, at value on the Consolidated Statement of Assets and Liabilities can include deposits in money market funds, which are classified as Level 1 assets. As of September 30, 2025, the Fund held cash of $55,727,714, $720,454,244 in a short-term money market fund and $35,987,951 in bank deposits.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of September 30, 2025, the Fund had nineteen outstanding forward currency contracts purchased long and twenty-three outstanding forward currency contracts sold short, with total notional value of 1,071,594,587 and (5,543,053,842), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Pursuant to ASC Topic 815, Derivatives and Hedging, the Fund uses interest rate swaps to hedge its fixed rate debt. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships, and therefore the periodic payments are recognized as interest on swap contracts in the Consolidated Statement of Operations. Depending on the nature of the balance at period end, the fair value of the interest rate swaps are either included as a derivative asset or derivative liability on the Fund’s Consolidated Statement of Assets and Liabilities. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. Any amounts paid to the counterparties to cover collateral obligations under the terms of the interest rate swap agreements are included in cash deposited with brokers on the Fund’s Consolidated Statement of Assets and Liabilities. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of September 30, 2025, the Fund had thirty-seven outstanding interest rate swap contracts with total notional value of $6,060,000,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Consolidated Statement of Operations. As of September 30, 2025, the Fund received $1,005,408 in commitment fees. As of September 30, 2025, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $6,259,785,575, $6,250,926,477, and $24,514,869, respectively.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	$1,192,294
1364720 B.C. LTD	Delayed Draw	4,588,595
1364720 B.C. LTD	Delayed Draw	885,022
1364720 B.C. LTD	Revolver	1,497,006
15484880 Canada, Inc.	Delayed Draw	746,467
15484880 Canada, Inc.	Delayed Draw	47,683
15484880 Canada, Inc.	First Lien Term Loan	5,615
15484880 Canada, Inc.	Revolver	278,615
2080 Media, Inc.	Delayed Draw	2,811,028
760203 N.B. Ltd.	Revolver	129,695
A&J Holdco, LLC	Delayed Draw	3,214,742
A&J Holdco, LLC	Revolver	1,233,871

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
A1 Garage Equity, LLC	Revolver	$1,515,151
AAH Topco, LLC	Delayed Draw	10,562,933
AAH Topco, LLC	Delayed Draw	3,380,932
AAH Topco, LLC	Revolver	423,729
AArete Investment, LLC	Delayed Draw	6,657,459
AArete Investment, LLC	Revolver	2,965,116
AB Centers Acquisition Corporation	Delayed Draw	2,652,155
AB Centers Acquisition Corporation	Revolver	5,847,513
ABC Legal Holdings, LLC	Delayed Draw	2,249,197
ABC Legal Holdings, LLC	Revolver	1,398,184
Abracon Group Holdings, LLC	Delayed Draw	2,857,068
AC Blackpoint Acquisition, Inc.	Delayed Draw	660,290
AC Blackpoint Acquisition, Inc.	Delayed Draw	2,956,521
AC Blackpoint Acquisition, Inc.	Revolver	985,507
Accel International Holdings, Inc.	Revolver	7,721,299
Accelevation LLC	Delayed Draw	5,425,538
Accelevation LLC	Revolver	2,421,880
Accordion Partners LLC	Delayed Draw	5,752,174
Accordion Partners LLC	Revolver	4,021,739
Accurate Finance Sub, LLC	Delayed Draw	1,575,000
Accurate Finance Sub, LLC	Revolver	787,500
Accuserve Solutions, Inc.	Delayed Draw	5,978,113
Accuserve Solutions, Inc.	Revolver	618,750
Acentra Holdings, LLC	Delayed Draw	2,464,647
Acentra Holdings, LLC	Revolver	1,735,776
ACP Oak Buyer, Inc.	Delayed Draw	7,042,254
ACP Oak Buyer, Inc.	Revolver	3,169,014
Acumatica Holdings, Inc.	Revolver	13,330,000
Adelaide Borrower, LLC	Delayed Draw	5,874,422
Adelaide Borrower, LLC	Revolver	3,705,803
Adonis Bidco Inc.	Delayed Draw	1,600,476
Adonis Bidco Inc.	First Lien Term Loan	48,442
Adonis Bidco Inc.	Revolver	722,989
Advantage HCS LLC	Delayed Draw	9,590,772
AeriTek Global Holdings LLC	Revolver	238,580
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	1,207,641
Afore Insurance Services, LLC	Delayed Draw	3,177,000
Afore Insurance Services, LLC	Delayed Draw	2,939,360
Afore Insurance Services, LLC	Revolver	635,000
AG-Twin Brook Healthcare	Delayed Draw	58,154
AHR Intermediate, Inc.	Delayed Draw	1,173,680
AirX Climate Solutions, Inc.	Delayed Draw	10,067,114
AirX Climate Solutions, Inc.	Revolver	1,258,389
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Revolver	3,052,838
Alcrete LLC	Delayed Draw	2,799,000
Alcrete LLC	Revolver	791,375

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Aldinger Company	Delayed Draw	$33,606
Alkeme Intermediary Holding LLC	Delayed Draw	40,058,399
Alkeme Intermediary Holding LLC	Delayed Draw	499,165
Alkeme Intermediary Holding LLC	Revolver	3,104,146
All Day AcquisitionCo, LLC	Revolver	2,950,820
Allied Power Group, LLC	Delayed Draw	4,626,060
Allied Power Group, LLC	Revolver	771,010
Allworth Financial Group, L.P.	Delayed Draw	11,874,641
Allworth Financial Group, L.P.	Revolver	944,061
Alpine Acquisition Corp.	Revolver	95,887
Alpine Intel Intermediate 2, LLC (fka Claims Automation Intermediate 2, LLC)	Delayed Draw	46,250,000
Amba Buyer, Inc.	Delayed Draw	9,445,869
AMCP Clean Acquisition Company, LLC	Delayed Draw	382,559
Americhem, Inc.	Delayed Draw	5,274,098
Americhem, Inc.	Revolver	3,735,819
AmeriLife Holdings, LLC	Delayed Draw	1,632,082
AmeriLife Holdings, LLC	Delayed Draw	680,199
AmeriLife Holdings, LLC	Revolver	1,219,209
AmeriLife Holdings, LLC	Revolver	2,772,246
AmeriLife Holdings, LLC	Revolver	671,807
Amerit Fleet Parent, LLC	Delayed Draw	2,609,825
Amerit Fleet Parent, LLC	Revolver	2,422,292
AMI Buyer, Inc.	Revolver	1,393,508
Analytic Partners, LP	Revolver	1,236,807
Any Hour, LLC	Delayed Draw	6,875,635
Any Hour, LLC	Revolver	1,027,919
AP Adhesives Holdings, LLC	Delayed Draw	1,350,983
AP Adhesives Holdings, LLC	Revolver	702,006
Apex Service Partners, LLC	Delayed Draw	10,854,970
Apex Service Partners, LLC	Delayed Draw	14,478
Apex Service Partners, LLC	First Lien Term Loan	20,854
Apex Service Partners, LLC	Revolver	1,511,233
Apex Service Partners, LLC	Revolver	305,155
Apex Service Partners, LLC	Revolver	60,021
Appfire Technologies, LLC	Delayed Draw	4,850,000
Appfire Technologies, LLC	Delayed Draw	2,235,346
Appfire Technologies, LLC	Revolver	770,000
Applied Technical Services, LLC	Delayed Draw	4,080,336
Applied Technical Services, LLC	Delayed Draw	1,795,348
Applied Technical Services, LLC	Revolver	5,292,122
Applied Technical Services, LLC	Revolver	1,469,816
Aprio Advisory Group, LLC	Delayed Draw	38,387,073
Aprio Advisory Group, LLC	Revolver	444,079
Aprio Advisory Group, LLC	Revolver	305,921
Apryse Software Corp.	Revolver	11,862,245
Aptean, Inc.	Delayed Draw	19,805,149

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Aptean, Inc.	Revolver	$8,656,944
Aptean, Inc.	Revolver	268,052
Aptive Environmental, LLC	Revolver	522,738
AQ Sunshine, Inc.	Delayed Draw	5,700,890
AQ Sunshine, Inc.	Revolver	1,546,757
Arax MidCo, LLC	Delayed Draw	893,021
Arax MidCo, LLC	Revolver	1,632,759
Archer Acquisition, LLC	Delayed Draw	128,771
Archer Acquisition, LLC	Delayed Draw	394,175
Archer Acquisition, LLC	Revolver	130,587
Arcoro Holdings Corp.	Revolver	1,956,522
Arden Insurance Services LLC	Revolver	365,854
Ares Holdings LLC	Revolver	598,450
Ark Data Centers, LLC	Delayed Draw	2,285,360
Ark Data Centers, LLC	Revolver	534,240
Armada Parent, Inc.	Delayed Draw	421,496
Armada Parent, Inc.	Revolver	1,800,000
Armada Parent, Inc.	Revolver	1,011,591
Arrow, Inc.	Delayed Draw	7,683,000
Arrow, Inc.	Revolver	1,913,000
Artivion, Inc.	Delayed Draw	2,714,194
Ascend Partner Services LLC	Delayed Draw	42,309,636
Ascend Partner Services LLC	Revolver	8,361,392
ASG III, LLC	Revolver	500,000
ASP Global Holdings, LLC	Delayed Draw	1,439,361
ASP Global Holdings, LLC	Revolver	513,981
Associated Spring US, LLC	Delayed Draw	4,636,991
Associated Spring US, LLC	Revolver	2,181,818
Associations, Inc.	Delayed Draw	18,145,161
Associations, Inc.	Delayed Draw	1,693,549
Associations, Inc.	Delayed Draw	3,922,734
Associations, Inc.	Revolver	3,049,084
ATIS Acquisition, Inc.	Delayed Draw	2,319,022
ATIS Acquisition, Inc.	Revolver	739,130
Atlas Borrower, LLC	Revolver	11,147,436
Atomic Midco 2 Limited	Delayed Draw	5,535,750
Atomic Midco 2 Limited	Revolver	1,845,250
Attigo Health LLC	Revolver	685,000
AuditBoard, Inc.	Delayed Draw	1,500,000
AuditBoard, Inc.	Revolver	600,000
Aurora Plastics, LLC	Delayed Draw	1,046,139
Auveco Holdings, Inc.	Revolver	1,151,316
AVSC Holding Corp.	Revolver	1,376,327
AWP Group Holdings, Inc.	Delayed Draw	17,003,277
AWP Group Holdings, Inc.	Revolver	8,026,641
AWT Merger Sub, Inc.	Delayed Draw	969,612
AWT Merger Sub, Inc.	Revolver	65,748

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
AWT Merger Sub, Inc.	Revolver	$1,071,429
Azurite Intermediate	Revolver	499,000
Azurite Intermediate Holdings, Inc.	Revolver	1,244,515
Babylon Buyer, Inc.	Revolver	248,054
Badge 21 Midco Holdings LLC	Delayed Draw	6,944,444
Badge 21 Midco Holdings LLC	Delayed Draw	1,991,879
Badge 21 Midco Holdings LLC	Revolver	2,777,778
Badge 21 Midco Holdings LLC	Revolver	2,523,392
Badia Spices, LLC	Revolver	89,070
Baker Tilly Advisory Group, LP	Revolver	637,324
Bamboo US Bidco LLC	Delayed Draw	937,839
Bamboo US Bidco LLC	Delayed Draw	6,564,940
Banyan Software Holdings, LLC	Delayed Draw	1,026,010
Banyan Software Holdings, LLC	Revolver	463,532
Bausch Receivables Funding LP	Revolver	6,000,000
Baxter Planning Systems, LLC	Delayed Draw	457,909
Baxter Planning Systems, LLC	Revolver	451,112
Bayou Intermediate II, LLC	Delayed Draw	7,736,842
Bayou Intermediate II, LLC	Revolver	3,725,640
BC Group Holdings, Inc.	Delayed Draw	1,297,024
BCTO Bluebill Buyer, Inc.	Revolver	3,472,222
Beacon Pointe Harmony LLC	Delayed Draw	7,932,053
Beacon Pointe Harmony LLC	Revolver	639,000
Bellwether Buyer LLC	Delayed Draw	43,573,596
Bellwether Buyer LLC	Revolver	14,453,610
Belmont Buyer, Inc.	Delayed Draw	1,020,408
Belmont Buyer, Inc.	Revolver	295,058
Benecon Midco II LLC	Revolver	6,500,000
Benefit Street Technology	Revolver	1,800,000
Beta Plus Technologies, Inc.	Revolver	2,345,000
Bigtime Software, Inc.	Revolver	2,327,586
Bingo Group Buyer, Inc.	Delayed Draw	262,080
Bingo Group Buyer, Inc.	Revolver	208,000
Bingo Group Buyer, Inc.	Revolver	365,539
Biocare Medical LLC	Revolver	2,777,778
Bishop Street Underwriters LLC	Delayed Draw	1,568,000
Blackbird Purchaser, Inc.	Delayed Draw	2,780,764
Blackbird Purchaser, Inc.	Revolver	1,657,926
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
BlackHawk Industrial Distribution, Inc.	Revolver	100,809
Blazing Star Shields Direct Parent, LLC	Revolver	5,365,306
Blue Bidco Limited	Delayed Draw	3,240,089
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	8,268,008
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	4,134,004
Bluefin Holding, LLC	Revolver	4,208,758
Bluejack Fire Acquisition, Inc.	Delayed Draw	1,310,926
Bluejack Fire Acquisition, Inc.	Revolver	272,282

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Bluesight, Inc.	Revolver	$3,700,000
Bobtail Acquisitionco, LLC	Delayed Draw	1,688,448
Bobtail Acquisitionco, LLC	Revolver	693,456
Bonterra LLC	Delayed Draw	10,925,628
Bonterra LLC	Revolver	8,852,766
Bottomline Technologies, Inc.	Revolver	2,079,150
Bounteous, Inc.	Delayed Draw	9,875,392
Bounteous, Inc.	Delayed Draw	865,733
Bounteous, Inc.	Revolver	3,175,078
Bounteous, Inc.	Revolver	1,800,000
BPCP NSA Intermedco, Inc.	Delayed Draw	1,255,814
BPCP NSA Intermedco, Inc.	Revolver	1,265,823
BPI Intermediate Holdings, Inc.	Revolver	1,200,000
BradyIFS Holdings, LLC	Delayed Draw	723,608
BradyIFS Holdings, LLC	Revolver	2,028,774
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	670,426
Bridge Consumer Healthcare Intermediate LLC	Delayed Draw	9,000,000
Bridge Consumer Healthcare Intermediate LLC	Revolver	1,340,853
BrightStar Group Holdings, Inc.	Revolver	367,500
BSP- FL Holdings, Inc.	Delayed Draw	3,540,230
BSP- FL Holdings, Inc.	Revolver	1,194,828
Bulab Holdings, Inc.	Delayed Draw	5,214,878
Bulab Holdings, Inc.	Revolver	5,189,339
Bullhorn, Inc.	Delayed Draw	2,905,263
Bullhorn, Inc.	Revolver	1,824,561
BusinesSolver.com, Inc.	Delayed Draw	958,528
By Light Professional IT Services LLC	Revolver	2,234,436
Calcium Bidco Limited	Delayed Draw	9,375,000
Calcium Bidco Limited	Revolver	5,000,000
Caldwell & Gregory LLC	Delayed Draw	1,275,000
Caldwell & Gregory LLC	Revolver	3,000,000
Cambrex Corporation	Delayed Draw	2,025,120
Cambrex Corporation	Revolver	1,295,585
Camin Cargo Control Holdings, Inc.	Delayed Draw	190,116
Camin Cargo Control Holdings, Inc.	Revolver	12,500
Captive Resources Midco, LLC	Revolver	79,053
Carbon TopCo, Inc.	Revolver	2,739,726
Career Certified, LLC	Delayed Draw	6,213,592
Career Certified, LLC	Revolver	4,660,194
Carr, Riggs and Ingram Capital, L.L.C.	Delayed Draw	6,018,228
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	3,491,358
Cascade Purchaser, LLC	Revolver	753,933
Castle Management Borrower LLC	Revolver	1,025,000
CB Buyer, Inc.	Delayed Draw	3,696,791
CB Buyer, Inc.	Revolver	2,299,234
CC SAG Acquisition Corp.	Delayed Draw	401,968
CCI Buyer, Inc.	Revolver	3,240,252

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
CDL Parent, Inc.	Revolver	$50,378
Centegix Intermediate II, LLC	Delayed Draw	3,000,000
Centegix Intermediate II, LLC	Revolver	1,800,000
Central Storage & Warehouse LLC	Delayed Draw	279,542
Central Storage & Warehouse LLC	Delayed Draw	1,956,795
Cerity Partners, LLC	Delayed Draw	9,951,984
Cerity Partners, LLC	Delayed Draw	36,805,018
Cerity Partners, LLC	Revolver	158,199
Cerity Partners, LLC	Revolver	790,916
Cerity Partners, LLC	Revolver	246,191
CF Newco, Inc.	Revolver	243,240
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Revolver	2,439,024
Chase Intermediate, LLC	Delayed Draw	18,619,048
Chase Intermediate, LLC	Revolver	1,625,000
Cherry Bekaert Advisory LLC	Revolver	1,514,241
Chirisa Volo LLC	Delayed Draw	1,138,743
Chord Searchlight, L.P.	Delayed Draw	3,093,750
Chronicle Parent LLC	Delayed Draw	17,340,000
Chronicle Parent LLC	Revolver	6,296,297
Cinelease, LLC	Revolver	2,802,253
Circana Group, L.P.	Revolver	963,363
Circana Group, L.P.	Revolver	2,576,014
Circauto Bidco AB	Delayed Draw	6,447,802
Circauto Bidco AB	Delayed Draw	14,659,489
ClearCapital Holdings, LLC	Delayed Draw	1,806,270
ClearCapital Holdings, LLC	Revolver	596,069
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	16,500,000
ClubCorp Holdings, Inc.	Delayed Draw	1,696,440
ClubCorp Holdings, Inc.	Revolver	2,573,762
CMG Holdco, LLC	Delayed Draw	836,619
CMG Holdco, LLC	Delayed Draw	1,662,444
CMG Holdco, LLC	Revolver	200,302
Cobalt Service Partners, LLC	Delayed Draw	14,744,118
Cobalt Service Partners, LLC	Revolver	3,176,471
Cobham Holdings, Inc.	Revolver	2,343,750
Coding Solutions Acquisition, Inc.	Delayed Draw	1,082,467
Coding Solutions Acquisition, Inc.	Delayed Draw	18,160,335
Coding Solutions Acquisition, Inc.	Revolver	2,204,784
Collision SP Subco, LLC	Delayed Draw	3,522,581
Collision SP Subco, LLC	Delayed Draw	37,927
Collision SP Subco, LLC	Revolver	107,059
Command Holding Corp.	Delayed Draw	932,203
Command Holding Corp.	Delayed Draw	3,389,830
Command Holding Corp.	Revolver	1,525,424
Community Management Holdings Midco 2, LLC	Delayed Draw	1,395,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Community Management Holdings Midco 2, LLC	Delayed Draw	$171,000
Community Management Holdings Midco 2, LLC	Delayed Draw	1,800,000
Community Management Holdings Midco 2, LLC	Revolver	810,000
Community Medical Acquisition Corp.	Revolver	589,434
ComPsych Investment Corp.	Delayed Draw	22,000,000
Concord Global Acquisition, LLC	Delayed Draw	2,706,254
Concord Global Acquisition, LLC	Revolver	1,424,344
Consilio Midco Limited	Delayed Draw	9,744,083
Consilio Midco Limited	Delayed Draw	4,872,041
Consilio Midco Limited	Revolver	14,616,124
Consor Intermediate II, LLC	Delayed Draw	11,592,254
Consor Intermediate II, LLC	Revolver	1,047,887
Continental Buyer, Inc.	Delayed Draw	11,387,351
Continental Buyer, Inc.	Revolver	4,648,434
Continental Buyer, Inc.	Revolver	6,378,981
Contractual Buyer, LLC	Revolver	3,000,000
COP HomeTown Acquisitions, Inc.	Revolver	253,750
COP HomeTown Acquisitions, Inc.	Revolver	1,049,167
COP Village Green Acquisitions, Inc.	Delayed Draw	2,078,814
COP Village Green Acquisitions, Inc.	Revolver	1,247,288
CORA Health Holdings Corp.	Revolver	134,615
Coretrust Purchasing Group LLC	Delayed Draw	7,518,797
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	3,371,879
Coupa Holdings, LLC	Delayed Draw	4,018,297
Coupa Holdings, LLC	Revolver	3,076,772
CPC/Cirtec Holdings, Inc.	Revolver	1,020,606
Cradle Lux Bidco S.A.R.L.	Delayed Draw	82,406
Cradle Lux Bidco S.A.R.L.	Delayed Draw	235,010
CRCI Longhorn Holdings, Inc.	Delayed Draw	26,253,656
CRCI Longhorn Holdings, Inc.	Revolver	12,395,525
Credit Connection, LLC	Revolver	600,000
Creek Parent, Inc.	Revolver	23,248,856
Crete PA Holdco, LLC	Delayed Draw	1,143,349
Crete PA Holdco, LLC	Revolver	285,837
Crewline Buyer, Inc.	Revolver	5,222,499
CRS TH Holdings Corp	Delayed Draw	16,904,025
CRS TH Holdings Corp	Revolver	3,095,975
CRS TH Holdings Corp	Revolver	4,237,288
Crunch Holdings LLC	Revolver	198,043
CUB Financing Intermediate LLC	Delayed Draw	1,489,572
Curia Global, Inc.	Revolver	5,373,333
Curriculum Associates, LLC	Delayed Draw	23,846,096
CVP Holdco, Inc.	Delayed Draw	4,612,145
CVP Holdco, Inc.	Revolver	2,353,141
CX Institutional, LLC	Delayed Draw	566,000
DA Blocker Corp.	Delayed Draw	7,278,184

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
DA Blocker Corp.	Revolver	$2,183,455
Dalton Bidco Limited	Delayed Draw	390,668
Damotech Parent LLC	Delayed Draw	4,659,847
Databricks, Inc.	Delayed Draw	12,409,561
DataLink, LLC	Revolver	846,774
Davidson Hotel Company LLC	Delayed Draw	176,112
Davidson Hotel Company LLC	Revolver	95,904
Dawson Rated Fund 6-R2 LP	Delayed Draw	12,871,409
DCG Acquisition Corp.	Delayed Draw	375,940
DCG Acquisition Corp.	Delayed Draw	3,237,413
DCG Acquisition Corp.	Revolver	375,940
DCG Acquisition Corp.	Revolver	1,957,756
Deerfield Dakota Holding, LLC	Revolver	19,711,146
Deerfield Group LLC	Delayed Draw	2,944,739
Delorean Purchaser, Inc.	Revolver	3,430,542
Denali Bidco Ltd.	Delayed Draw	2,053,803
Denali Buyerco LLC	Delayed Draw	7,813,000
Denali Intermediate Holdings, Inc.	Revolver	8,891,863
Denali Midco 2 LLC	Delayed Draw	2,323,833
Dentive Capital, LLC	Delayed Draw	2,614,814
Diamond Mezzanine 24 LLC	Delayed Draw	3,000,000
Diamond Mezzanine 24 LLC	Delayed Draw	2,520,000
Diamond Mezzanine 24 LLC	Delayed Draw	3,753,333
Diamond Mezzanine 24 LLC	Revolver	143,269
Diamondback Acquisition, Inc.	Delayed Draw	24,570,564
Diamondback Acquisition, Inc.	Revolver	14,007,598
DigiCert, Inc.	Revolver	4,969,145
Diligent Corporation	Delayed Draw	4,158,222
Diligent Corporation	Revolver	1,863,891
DISA Holdings Corp.	Delayed Draw	97,471
DISA Holdings Corp.	Revolver	916,455
Discovery Buyer, L.P.	Delayed Draw	30,182,927
Discovery Buyer, L.P.	Revolver	7,500,000
Diverzify Intermediate LLC	Delayed Draw	17,142,857
Divisions Holding Corporation	Revolver	90,148
DLRdmv LLC	Delayed Draw	941,176
DLRdmv LLC	Revolver	941,176
DMC Holdco, LLC	Revolver	2,611,724
DOCS MSO LLC	Revolver	1,612,903
Doxim, Inc.	Revolver	223,834
DriveCentric Holdings, LLC	Delayed Draw	17,912,273
DRS Holdings III, Inc.	Revolver	11,426
DT Intermediate Holdco	Delayed Draw	5,763,317
DT1 Midco Corp.	Delayed Draw	2,726,133
DT1 Midco Corp.	Delayed Draw	3,081,257
DT1 Midco Corp.	Revolver	1,090,453
DT1 Midco Corp.	Revolver	465,517

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
DTI Holdco, Inc.	Revolver	$874,917
Durare Bidco, LLC	Delayed Draw	1,893,939
Durare Bidco, LLC	Revolver	909,091
Duro Dyne National Corp.	Delayed Draw	12,706,045
Duro Dyne National Corp.	Revolver	9,407,895
Duro Dyne National Corp.	Revolver	2,005,254
Dwyer Instruments, LLC	Delayed Draw	984,420
Dwyer Instruments, LLC	Delayed Draw	372,319
Dwyer Instruments, LLC	Revolver	2,064,642
Dwyer Instruments, LLC	Revolver	214,645
Dwyer Instruments, LLC	Revolver	793
Dwyer Instruments, LLC	Revolver	2,645,159
Eagan Parent, Inc.	Delayed Draw	4,323,870
Eagan Parent, Inc.	Revolver	2,306,064
Eagle Family Foods, Inc.	Revolver	3,955,056
Early Stage Solutions, LLC	Delayed Draw	3,369,210
Early Stage Solutions, LLC	Revolver	1,492,559
East River Bidco GmbH	Delayed Draw	7,470,779
EBS Parent Holdings Inc.	Delayed Draw	3,052,798
EBS Parent Holdings Inc.	Revolver	1,134,418
Eclipse Buyer, Inc.	Delayed Draw	10,375,688
Eclipse Buyer, Inc.	Revolver	4,189,944
Eclipse Buyer, Inc.	Revolver	84,759
EdgeCo Buyer, Inc.	Delayed Draw	12,811,207
EdgeCo Buyer, Inc.	Revolver	1,392,457
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	25,000,000
EdgeConneX N.A. Finance Holdings II, LLC	Delayed Draw	25,000,000
Edmunds GovTech, Inc.	Delayed Draw	9,071,429
EDPO, LLC	Delayed Draw	2,434,295
EDPO, LLC	Delayed Draw	393,333
EDPO, LLC	Revolver	884,461
Einstein Parent, Inc.	Revolver	5,508,560
EIS Legacy Holdco, LLC	Delayed Draw	439,134
EIS Legacy Holdco, LLC	Revolver	250,000
Elk Bidco, Inc.	Delayed Draw	3,334,915
Elk Bidco, Inc.	Revolver	3,001,423
Elliott Davis Advisory, LLC	Delayed Draw	452,982
Elliott Davis Advisory, LLC	Revolver	423,743
EMB Purchaser, Inc.	Delayed Draw	452,830
EMB Purchaser, Inc.	Revolver	263,312
Embark Intermediate Holdings, LLC	Delayed Draw	5,803,612
Embark Intermediate Holdings, LLC	Revolver	1,524,390
Emburse, Inc.	Delayed Draw	7,072,368
Emburse, Inc.	Revolver	7,072,368
Empower Intermediate HoldCo, LLC	Delayed Draw	2,319,588
Empower Intermediate HoldCo, LLC	Revolver	1,546,392
Empower Payments Investor, LLC	Delayed Draw	11,715,913

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Empower Payments Investor, LLC	Revolver	$3,676,331
Empyrean Solutions LLC	Delayed Draw	4,976,959
Empyrean Solutions LLC	Revolver	1,866,359
ENT MSO LLC	Delayed Draw	876,675
ENT MSO LLC	Revolver	239,529
Enverus Holdings, Inc.	Delayed Draw	1,076,124
Enverus Holdings, Inc.	Delayed Draw	35,652
Enverus Holdings, Inc.	Revolver	2,121,784
Enverus Holdings, Inc.	Revolver	100,186
EP Wealth Advisors, LLC	Delayed Draw	11,011,475
EPFS Buyer, Inc.	Delayed Draw	3,433,018
EPFS Buyer, Inc.	Revolver	2,288,678
Equinox Buyer LLC	Revolver	1,038,510
ERC TOPCO Holdings, Inc.	Revolver	306,980
eResearchTechnology, Inc.	Delayed Draw	995,052
eResearchTechnology, Inc.	Revolver	692,471
ESG Investments, Inc.	Delayed Draw	2,491,071
ESG Investments, Inc.	Revolver	2,142,857
Espressor Bidco Inc.	Delayed Draw	2,830,865
Espressor Bidco Inc.	Revolver	1,258,162
Essential Services Holding Corporation	Delayed Draw	2,081,784
Essential Services Holding Corporation	Revolver	832,714
Everbridge Holdings, LLC	Delayed Draw	3,377,778
Everbridge Holdings, LLC	Revolver	2,222,222
Evolent Health LLC	Revolver	380
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	2,613,424
Excelitas Technologies Corp.	Delayed Draw	1,945,304
Expereo USA, Inc.	Delayed Draw	562,692
Expereo USA, Inc.	First Lien Term Loan	65,685
Expereo USA, Inc.	Revolver	268,370
Exterro LLC	Delayed Draw	6,057,692
F&M Buyer LLC	Delayed Draw	7,164,179
F&M Buyer LLC	Revolver	3,134,328
Fastener Distribution Holdings, LLC	Delayed Draw	483,828
FC Compassus, LLC	Delayed Draw	390,158
Fenix Topco, LLC	Delayed Draw	126,410
Fenix Topco, LLC	Delayed Draw	5,312,683
FH DMI Buyer, Inc.	Delayed Draw	1,000,813
FH DMI Buyer, Inc.	Revolver	539,135
Financial-Information-Technologies, LLC	Delayed Draw	17,380,000
Financial-Information-Technologies, LLC	Revolver	2,500,000
Financière N SAS	Delayed Draw	30,572,737
Finastra USA, Inc.	Revolver	6,864,661
Finastra USA, Inc.	Revolver	1,129,375
Firebird Acquisition Corp, Inc.	Delayed Draw	8,939,336

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Firebird Acquisition Corp, Inc.	Revolver	$3,173,729
Flexera Software LLC	Revolver	9,677,111
Flint OpCo, LLC	Delayed Draw	1,176,504
Flint OpCo, LLC	Delayed Draw	8,363,404
Flint OpCo, LLC	Revolver	1,026,252
Flow Control Solutions, Inc.	Delayed Draw	1,151,556
Flow Control Solutions, Inc.	Revolver	666,031
Flow Control Solutions, Inc.	Revolver	280,693
Flow Intermediate II, LLC	Delayed Draw	4,945,946
Flow Intermediate II, LLC	Revolver	3,256,081
FLS Holding, Inc.	Revolver	25,000
Fortis Solutions Group, LLC	Delayed Draw	4,876,667
Fortis Solutions Group, LLC	Revolver	2,090,676
Fortna AR, LLC	Revolver	1,183,965
Fortna AR, LLC	Revolver	2,367,921
Forward Keystone Holdings, LP	Delayed Draw	94,232
Forward Keystone Holdings, LP	First Lien Term Loan	6,355
Foundation Risk Partners, Corp.	Delayed Draw	66,495,935
Foundation Risk Partners, Corp.	Delayed Draw	2,886,550
Foundation Risk Partners, Corp.	Revolver	359,993
Foundation Risk Partners, Corp.	Revolver	385,309
Foundation Risk Partners, Corp.	Revolver	11,666,645
Fourth Enterprises LLC	Delayed Draw	4,833,284
Fourth Enterprises LLC	Revolver	1,828,385
FQ Buyer, Inc.	Delayed Draw	7,274,709
FQ Buyer, Inc.	Revolver	3,645,833
FR Vision Holdings, Inc.	Revolver	310,597
Fraizer & Deeter Advisory, LLC	Delayed Draw	636,583
Fraizer & Deeter Advisory, LLC	Revolver	220,780
Frontline Road Safety Operations, LLC	Delayed Draw	73,807
Frontline Road Safety Operations, LLC	First Lien Term Loan	4,677
Frontline Road Safety Operations, LLC	Revolver	155,925
Frontline Road Safety Operations, LLC	Revolver	332,287
FSS Buyer LLC	Revolver	1,610,390
FSS Buyer, LLC	Revolver	923,742
Fullsteam Operations LLC	Delayed Draw	24,348,638
Fullsteam Operations LLC	Revolver	8,543,296
Future Fiber Finco, LLC	Delayed Draw	3,296,703
Future Fiber Finco, LLC	Revolver	366,973
G702 Buyer, Inc.	Revolver	179,170
Gainsight, Inc.	Revolver	2,816,332
Galileo Parent, Inc.	Revolver	1,008,729
Galway Borrower LLC	Delayed Draw	58,706
Galway Borrower LLC	Revolver	11,072
Galway Borrower, LLC	Delayed Draw	63,558,496
Galway Borrower, LLC	Revolver	6,625,520
Galway Borrower, LLC	Revolver	74,750

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Galway Borrower, LLC	Revolver	$75,162
GarageCo Intermediate II, LLC	Delayed Draw	13,084,274
GarageCo Intermediate II, LLC	Revolver	3,925,282
Gas Media Holdings, LLC	Delayed Draw	2,125,000
Gas Media Holdings, LLC	Revolver	637,500
Gateway US Holdings, Inc.	Delayed Draw	1,302,280
Gateway US Holdings, Inc.	Revolver	854,815
Gateway US Holdings, Inc.	Revolver	1,059,583
Gator Plastic Intermediate Holdings, LLC	Revolver	1,476,824
Geo TopCo Corporation	Delayed Draw	13,402,864
Geo TopCo Corporation	Revolver	6,570,064
Gestion ABS Bidco, Inc.	Delayed Draw	5,531,381
Gestion ABS Bidco, Inc.	Revolver	1,106,276
GHP-VGS Purchaser LLC	Delayed Draw	846,845
GHP-VGS Purchaser LLC	Revolver	261,058
GHX Ultimate Parent Corporation	Revolver	6,981,599
Global Music Rights	Revolver	10,763,497
GMES, LLC	Delayed Draw	6,382,979
GMES, LLC	Revolver	4,255,319
Goldeneye Parent, LLC	Revolver	11,778,997
GovBrands Intermediate, Inc.	Revolver	514,852
GovDelivery Holdings, LLC	Delayed Draw	2,514,000
GovDelivery Holdings, LLC	Delayed Draw	1,400,253
GovDelivery Holdings, LLC	Delayed Draw	617,578
GovDelivery Holdings, LLC	Revolver	11,202,694
GovDelivery Holdings, LLC	Revolver	455,961
Graffiti Buyer, Inc.	Delayed Draw	969,839
Graffiti Buyer, Inc.	Delayed Draw	3,236,979
Graffiti Buyer, Inc.	Revolver	2,312,128
Great Kitchens Food Company, Inc.	Revolver	2,118,644
Grid Alliance Partners, LLC	Delayed Draw	3,946,795
Grid Alliance Partners, LLC	Revolver	2,564,103
Grit Buyer, Inc.	Delayed Draw	1,110,867
Grit Buyer, Inc.	Revolver	284,171
Ground Penetrating Radar Systems, LLC	Delayed Draw	3,891,090
Ground Penetrating Radar Systems, LLC	Revolver	1,128,713
GS Acquisitionco, Inc.	Delayed Draw	5,690,000
GS Acquisitionco, Inc.	Delayed Draw	1,078,000
GS Acquisitionco, Inc.	Delayed Draw	817,626
GS Acquisitionco, Inc.	Delayed Draw	143,594
GS Acquisitionco, Inc.	Revolver	396,193
GS Acquisitionco, Inc.	Revolver	160,984
GS Acquisitionco, Inc.	Revolver	690,589
GS Seer Group Borrower LLC	Delayed Draw	391,657
GS Seer Group Borrower LLC	Revolver	733,945
GSV Holding, LLC	Revolver	1,602,036

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Guardian Restoration Partners Buyer, LLC	Delayed Draw	$343,979
Guardian Restoration Partners Buyer, LLC	Revolver	179,762
Guava Buyer LLC	Delayed Draw	2,675,159
Guava Buyer LLC	Revolver	2,738,853
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC – Class C	Private Collateralized Loan Obligation	19,720,677
Guggenheim Investments Private Debt Fund IV Rated Note Feeder, LLC – Class D	Private Collateralized Loan Obligation	19,720,677
HALO Buyer, Inc.	Revolver	4,853,167
Harvey Gulf Holdings LLC	Revolver	4,883,720
Harvey Tool Company, LLC	Delayed Draw	249,317
Harvey Tool Company, LLC	Revolver	253,807
HASA Acquisition, LLC	Delayed Draw	755,279
HASA Acquisition, LLC	Revolver	369,772
HBH Buyer, LLC	Delayed Draw	302,789
HBH Buyer, LLC	Revolver	750
HBWM Intermediate II, LLC	Revolver	1,599,154
Headlands Buyer, Inc.	Delayed Draw	2,527,897
Headlands Buyer, Inc.	Revolver	1,236,628
Health Plan One, Inc.	Delayed Draw	1,788,964
Health Plan One, Inc.	Revolver	4,672,897
HealthMark Holdings GP, LLC	Delayed Draw	10,727,971
HealthMark Holdings GP, LLC	Revolver	6,481,478
Healthspan Buyer, LLC	Delayed Draw	12,500,000
HeartLand PPC Buyer, LLC	Delayed Draw	603,270
HeartLand PPC Buyer, LLC	Revolver	941,338
Heights Buyer, LLC	Delayed Draw	248,810
Helium Acquirer Corporation	Delayed Draw	10,548,356
Helium Acquirer Corporation	Revolver	2,209,080
HemaSource, Inc.	Revolver	4,125,000
Heniff Holdco, LLC	Revolver	210,366
Heritage Environmental Services, Inc.	Revolver	1,199,012
HGC Holdings, LLC	Delayed Draw	1,415,124
HGC Holdings, LLC	Revolver	407,045
Higginbotham Insurance Agency, Inc.	Delayed Draw	9,118,818
High Bar Brands Operating, LLC	Delayed Draw	1,912,493
High Bar Brands Operating, LLC	Revolver	1,116,493
High Street Buyer, Inc.	Delayed Draw	26,115,944
Higher Logic, LLC	Revolver	700,930
Himalaya Topco LLC	Delayed Draw	3,124,621
Himalaya Topco LLC	First Lien Term Loan	23,869
Himalaya Topco LLC	Revolver	1,179,039
Home Service Topco IV, Inc.	Delayed Draw	2,981,632
Home Service Topco IV, Inc.	Delayed Draw	1,775,693
Home Service Topco IV, Inc.	Revolver	1,066,677
Homecare Software Solutions LLC	Revolver	1,415,094
Horizon Avionics Buyer, LLC	Delayed Draw	4,402,144

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Horizon Avionics Buyer, LLC	Revolver	$3,813,913
HP RSS Buyer, Inc.	Delayed Draw	31,921,421
HP TLE Buyer, Inc.	Revolver	7,213,115
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	90,063,360
HS Spa Holdings, Inc.	Revolver	246,410
HSI Halo Acquisition, Inc.	Delayed Draw	1,056,624
HSI Halo Acquisition, Inc.	Revolver	1,711,863
HT Intermediary III, Inc.	Delayed Draw	3,849,350
HT Intermediary III, Inc.	Revolver	1,395,390
Hydraulic Technologies USA LLC	Revolver	1,700,190
Hyland Software, Inc.	Revolver	2,262,444
Hyphen Solutions, LLC	Delayed Draw	4,361,186
Hyphen Solutions, LLC	Revolver	2,616,712
Icefall Parent, Inc.	Revolver	753,958
iCIMS, Inc.	Revolver	1,243,809
ID Label Holdings, Inc.	Revolver	666,667
Ideal Components Acquisition, LLC	Delayed Draw	8,931,298
Ideal Components Acquisition, LLC	Revolver	7,442,748
IEQ MIDCO III, LLC	Delayed Draw	3,267,259
IFH Franchisee Holdings LLC	Delayed Draw	626,715
IFH Franchisee Holdings LLC	Revolver	333
IG Investment Holdings, LLC	Revolver	4,272,671
IG Investment Holdings, LLC	Revolver	1,044,556
IG Investment Holdings, LLC	Revolver	722,543
Imagine 360 LLC	Delayed Draw	2,404,220
Imagine 360 LLC	Revolver	1,023,922
Imagine Acquisitionco, Inc.	Revolver	1,157,556
Indigo Buyer, Inc.	Delayed Draw	21,396,667
Indigo Buyer, Inc.	Delayed Draw	670,077
Indigo Buyer, Inc.	Revolver	2,000,000
Infinity Home Services Holdco, Inc.	Delayed Draw	2,605,114
InhabitIQ, Inc.	Delayed Draw	4,344,984
InhabitIQ, Inc.	Revolver	2,715,615
Innovetive Petcare, LLC	Delayed Draw	1,441,659
Innovetive Petcare, LLC	Delayed Draw	256,481
Inovex Information Systems Incorporated	Delayed Draw	3,279,857
Inovex Information Systems Incorporated	Revolver	1,606,061
Integrated Power Services Holdings, Inc.	Delayed Draw	5,505,206
Integrated Power Services Holdings, Inc.	Revolver	1,820,557
Integrity Marketing Acquisition, LLC	Delayed Draw	1,903,328
Integrity Marketing Acquisition, LLC	Delayed Draw	15,124,230
Integrity Marketing Acquisition, LLC	Revolver	3,857,356
Integrity Marketing Acquisition, LLC	Revolver	5,650,370
INTEL 471, Inc.	Delayed Draw	9,687,500
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	5,504,991
IQN Holding Corp.	Revolver	298,396

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Iris Buyer LLC	Delayed Draw	$317,076
ISC CG Buyer, LLC	Delayed Draw	8,543,305
ISC CG Buyer, LLC	Revolver	1,749,065
IvyRehab Intermediate II, LLC	Delayed Draw	28,220,000
IvyRehab Intermediate II, LLC	Revolver	1,734,649
IXOPay, Inc.	Delayed Draw	3,475,000
IXOPay, Inc.	Revolver	765,000
J.S. Held Holdings LLC	Delayed Draw	2,001,135
J.S. Held Holdings LLC	Revolver	1,005,702
Jams Buyer LLC	Delayed Draw	572,052
Jams Buyer LLC	Revolver	319,668
JFL-Atomic Acquisitionco, Inc.	Delayed Draw	1,542,861
JFL-Atomic Acquisitionco, Inc.	Revolver	667,328
JHCC Holdings LLC	Delayed Draw	1,097,618
JKC Parent, Inc.	Revolver	697,972
JSG II, INC	Delayed Draw	5,036,284
JSG II, INC	Revolver	1,990,168
JTM Foods, LLC	Revolver	50,523
JTM Foods, LLC	Revolver	30,058
JTM Foods, LLC	Revolver	581,343
KabaFusion Parent LLC	Revolver	250,000
KabaFusion Parent LLC	Revolver	2,500,000
Kairos Bidco Limited	Revolver	1,350,000
Kano Intermediate, Inc.	Delayed Draw	5,117,846
Kano Intermediate, Inc.	Revolver	1,279,461
Keel Platform, LLC	Delayed Draw	4,219,068
Keel Platform, LLC	Delayed Draw	2,602,824
Kelso Industries LLC	Delayed Draw	1,139,893
Kenco PPC Buyer, LLC	Revolver	317,584
KENE Acquisition, Inc.	Delayed Draw	9,126,184
KENE Acquisition, Inc.	Revolver	3,401,559
KENG Acquisition, Inc.	Delayed Draw	3,409,200
KENG Acquisition, Inc.	Delayed Draw	20,040,323
KENG Acquisition, Inc.	Revolver	4,683,999
King Risk Partners, LLC	Delayed Draw	907,692
King Risk Partners, LLC	Revolver	242,143
KL Charlie Acquisition Company	Delayed Draw	872,757
KL Charlie Acquisition Company	Delayed Draw	680,651
KL Charlie Acquisition Company	Revolver	2,016,130
KL Hilltop Acquisition, LLC	Delayed Draw	9,177,132
KL Hilltop Acquisition, LLC	Revolver	3,536,740
Kleinfelder Intermediate LLC	Delayed Draw	1,032,787
Kleinfelder Intermediate LLC	Revolver	1,077,049
Kline Hill Partners LP	Delayed Draw	2,450,000
Kline Hill Partners LP	Revolver	980,000
Koala Investment Holdings, Inc.	Delayed Draw	15,076,555
Koala Investment Holdings, Inc.	Revolver	6,508,645

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Kodiak Buyer, LLC	Delayed Draw	$3,880,544
Kodiak Buyer, LLC	Revolver	3,104,435
Kona Buyer, LLC	Delayed Draw	4,370,327
KPA Parent Holdings, Inc.	Delayed Draw	2,540,025
KPA Parent Holdings, Inc.	Revolver	1,778,017
Kpler Finance SA	Delayed Draw	5,555,556
Kpler Finance SA	Revolver	3,111,111
KPSKY Acquisition, Inc.	Delayed Draw	54,340,000
KRIV Acquisition Inc.	Delayed Draw	13,842,830
KRIV Acquisition Inc.	Delayed Draw	8,738,297
KRIV Acquisition Inc.	Delayed Draw	3,510,360
KRIV Acquisition Inc.	Revolver	2,365,686
KRIV Acquisition Inc.	Revolver	1,025,341
KWOL Acquisition, Inc.	Delayed Draw	30,529,021
KWOL Acquisition, Inc.	Revolver	6,729,725
KWOL Acquisition, Inc.	Revolver	800,881
KWOR Acquisition, Inc.	Delayed Draw	3,200,000
KWOR Acquisition, Inc.	Revolver	2,300,000
LabVantage Solutions, Inc.	Revolver	454,000
Last Dance Intermediate II, LLC	Delayed Draw	4,893,236
Last Dance Intermediate II, LLC	Delayed Draw	6,779,661
Last Dance Intermediate II, LLC	Revolver	22,410
Last Dance Intermediate II, LLC	Revolver	1,694,915
LAV Gear Holdings, Inc.	Revolver	607,118
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	3,970,370
LeadVenture, Inc.	Revolver	2,962,963
LeaseCrunch, LLC	Revolver	735,000
Legends Hospitality Holding Company, LLC	Delayed Draw	1,531,264
Legends Hospitality Holding Company, LLC	Revolver	4,311,716
LHS Borrower, LLC	Revolver	7,885,168
Life Science Intermediate Holdings, LLC	Delayed Draw	3,820,000
Lightbeam Bidco, Inc.	Delayed Draw	2,935,777
Lightbeam Bidco, Inc.	Revolver	514,118
Lighthouse Parent Holdings, Inc.	Delayed Draw	5,423,077
Lighthouse Parent Holdings, Inc.	Revolver	3,461,538
Litera Bidco LLC	Delayed Draw	4,598,006
Litera Bidco LLC	Delayed Draw	928,312
Litera Bidco LLC	Revolver	291,018
LivTech Purchaser, Inc.	Delayed Draw	206,783
LivTech Purchaser, Inc.	Revolver	274,865
LJ Avalon Holdings, LLC	Delayed Draw	9,754,270
LJ Avalon Holdings, LLC	Revolver	1,810,345
LJ Avalon Holdings, LLC	Revolver	3,842,081
LogRhythm, Inc.	Revolver	1,676,925
Lonestar Midco I LLC	Revolver	3,076,923
Low Voltage Holdings Inc.	Revolver	2,122,727

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Low Voltage Holdings Inc.	Delayed Draw	$8,990,527
Low Voltage Holdings Inc.	Delayed Draw	5,971,148
Low Voltage Holdings Inc.	Revolver	7,699,160
Low Voltage Holdings Inc.	Revolver	663,115
LR Orion Bidco Limited	Delayed Draw	13,824,490
LR Orion Bidco Limited	Revolver	6,411,183
Lubricant Engineers Holding Corp.	Delayed Draw	413,762
Lubricant Engineers Holding Corp.	Revolver	266,943
LVF Holdings, Inc.	Delayed Draw	2,608,696
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
MAI Capital Management Intermediate LLC	Delayed Draw	10,053,370
MAI Capital Management Intermediate LLC	Delayed Draw	21,141,717
MAI Capital Management Intermediate LLC	Revolver	4,328,835
Mammoth Holdings, LLC	Revolver	1,034,091
Management Consulting & Research, LLC	Delayed Draw	1,966,904
Management Consulting & Research, LLC	Revolver	3,563,589
Mandrake BidCo, Inc.	Revolver	724,000
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	6,744,017
Margaritaville Enterprises LLC	Revolver	312,500
Marina Acquisition, Inc.	Revolver	875,212
Markon, LLC	Delayed Draw	11,450,000
Markon, LLC	Revolver	3,333,333
MB2 Dental Solutions, LLC	Delayed Draw	220,712
MB2 Dental Solutions, LLC	Delayed Draw	2,510,685
MB2 Dental Solutions, LLC	Delayed Draw	14,351,062
MB2 Dental Solutions, LLC	Revolver	842,562
MBS Holdings, Inc.	Revolver	1,271,186
Mc Group Ventures Corporation	Delayed Draw	81,731
Mc Group Ventures Corporation	Delayed Draw	7,211,539
Mclarens Midco, Inc.	Delayed Draw	306,698
MedX Holdings, LLC	Delayed Draw	30,229,545
MedX Holdings, LLC	Revolver	13,090,909
MEI Buyer, LLC	Revolver	1,767,472
Merative LP	Delayed Draw	16,000,000
Merative LP	Revolver	14,000,000
Mercury Bidco LLC	Revolver	3,061,224
Merit Financial Group, LLC	Delayed Draw	2,665,505
Merit Financial Group, LLC	Revolver	746,341
Metatiedot Bidco Oy	Delayed Draw	155,504
Metatiedot Bidco Oy	Revolver	103,072
MGT Impact Holdings, LLC	Delayed Draw	4,936,462
MGT Impact Holdings, LLC	Revolver	1,041,872
MGT Merger Target, LLC	Revolver	1,859,852
MicroStar Logistics LLC	Revolver	313
Millstone Medical Outsourcing, LLC	Revolver	2,012,579

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Mindbody, Inc.	Revolver	$1,428,571
Miraclon Corporation	Revolver	6,658,647
Mist Holding Co.	Delayed Draw	2,408,261
Mist Holding Co.	Revolver	1,068,545
MN Acquisition, Inc.	Revolver	417,154
Modernizing Medicine, Inc.	First Lien Term Loan	22,477
Modernizing Medicine, Inc.	Revolver	3,808,680
Momentum Textiles, LLC	Revolver	1,033,149
Monarch Buyer, Inc.	Delayed Draw	2,716,859
Monarch Buyer, Inc.	Revolver	1,222,587
Monotype Imaging Holdings, Inc.	Delayed Draw	2,555,172
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
Monroe Engineering Group LLC	Delayed Draw	10,980,000
Moonlight Parent, Inc.	Delayed Draw	3,066,038
Moonlight Parent, Inc.	Revolver	1,839,623
More Cowbell II LLC	Delayed Draw	5,790,526
More Cowbell II LLC	Revolver	11,307,346
Motion & Control Enterprises LLC	Delayed Draw	2,785,793
Motion & Control Enterprises LLC	Revolver	282,113
Motor Vehicle Software Corporation	Revolver	1,243,544
Motor Vehicle Software Corporation	Revolver	2,109,612
Mountain Parent, Inc.	Delayed Draw	14,630,411
Mountain Parent, Inc.	Revolver	7,802,883
Mountainside Fitness Acquisitions, LLC	Delayed Draw	2,373,000
Mountainside Fitness Acquisitions, LLC	Revolver	950,000
Movati Athletic Group, Inc.	Delayed Draw	3,645,924
Movati Athletic Group, Inc.	Revolver	681,224
Movati Athletic Group, Inc.	Revolver	2,053,219
MPLT Debt Merger Sub, LP	Revolver	2,336,449
mPulse Mobile, Inc.	Delayed Draw	2,115,385
mPulse Mobile, Inc.	Revolver	3,173,077
MRH Trowe Beteiligungsgesellschaft mbH	Delayed Draw	11,628,008
MRH Trowe Beteiligungsgesellschaft mbH	Revolver	3,495,135
MRI Software, LLC	Revolver	11,812,292
MRI Software, LLC	Revolver	3,961,710
MRI Software, LLC	Revolver	261,995
MRI Software, LLC	Revolver	858,594
MRO Corporation	Delayed Draw	1,471,514
MRO Corporation	Revolver	1,471,514
MRO Parent Corporaton	Delayed Draw	3,313,448
MRO Parent Corporaton	Revolver	3,650,815
MSIS Holdings, Inc.	Delayed Draw	1,040,005
MSIS Holdings, Inc.	Revolver	742,003
MWH Intermediate II, LLC	Delayed Draw	3,908,966
MWH Intermediate II, LLC	Revolver	896,552
National Dentex Labs, LLC	Delayed Draw	390,805
National Dentex Labs, LLC	Revolver	9,195

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
NCG GROUP A.B. Nordic Climate	Delayed Draw	$15,018,471
NCP-MSI Buyer, Inc.	Delayed Draw	761,946
NCP-MSI Buyer, Inc.	Revolver	409
NDT Global Holding Inc.	Delayed Draw	4,293,333
NDT Global Holding Inc.	Revolver	3,833,333
Nelipak Holding Company	Delayed Draw	10,461,955
Nelipak Holding Company	Revolver	966,625
Nelipak Holding Company	Revolver	816,459
Nellson Nutraceutical, LLC	Delayed Draw	585,058
Nellson Nutraceutical, LLC	Revolver	1,078,848
Net Health Acquisition Corp	Revolver	3,531,390
Netsmart Technologies, Inc.	Delayed Draw	13,787,768
Netsmart Technologies, Inc.	Revolver	14,063,739
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	7,281,533
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	8,344,696
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,870,000
Next HoldCo, LLC	Delayed Draw	18,956,199
Next HoldCo, LLC	Revolver	7,114,625
NFM & J, L.P.	Delayed Draw	4,942,969
NFM & J, L.P.	Revolver	371,094
NL1 Acquire Corp.	Revolver	782,990
Nordahl Midco 4 S.A.R.L	Delayed Draw	16,696,801
North American Rail Solutions, LLC	Delayed Draw	2,273,892
North American Rail Solutions, LLC	Revolver	727,435
North American Rail Solutions, LLC	Revolver	971,845
North Haven Stack Buyer, LLC	Delayed Draw	109,247
North Haven Stack Buyer, LLC	Revolver	33,905
North Haven Stack Buyer, LLC	Revolver	92,700
North Star Acquisitionco LLC	Revolver	42,916
Northstar Recycling, Inc.	Delayed Draw	27,574
Northstar Recycling, Inc.	Revolver	2,941,176
Northwinds holdings, Inc.	Delayed Draw	1,432,616
Northwinds holdings, Inc.	Revolver	187,921
NS and Associates LLC	Revolver	667,557
Nxgen Buyer LLC	Revolver	54,382
Oakbridge Insurance Agency LLC	Delayed Draw	36,475
Oakbridge Insurance Agency LLC	Delayed Draw	539,167
Oakbridge Insurance Agency LLC	Delayed Draw	1,991,978
Oakbridge Insurance Agency LLC	Revolver	794,473
OB Hospitalist Group	Revolver	2,862,595
ODEON BIDCO	Delayed Draw	23,423,254
Odevo AB	Delayed Draw	1,965,768
OEConnection LLC	Delayed Draw	7,395,112
OEConnection LLC	Revolver	9,572,424
OIA Acquisition, LLC	Revolver	1,650,000
Oil Changer Holding Corporation	Delayed Draw	281,170
OIS Management Services, LLC	Delayed Draw	2,359,857

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
OIS Management Services, LLC	Delayed Draw	$2,212,882
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	892,221
OLO Parent, Inc.	Revolver	1,997,180
Olympic Buyer, Inc.	Revolver	1,529,412
Omega Systems Intermediate Holdings, Inc.	Delayed Draw	7,500,000
Omega Systems Intermediate Holdings, Inc.	Revolver	2,250,000
Omni Fiber, LLC	Delayed Draw	4,000,000
OneCare Media, LLC	Revolver	400,000
oneZero Financial Systems, LLC	Delayed Draw	3,234,615
oneZero Financial Systems, LLC	Revolver	3,485,577
Onit, Inc.	Delayed Draw	23,049,789
Onit, Inc.	Revolver	7,683,263
Ons Mso, LLC	Delayed Draw	251,463
Ons Mso, LLC	Revolver	405,140
Ons Mso, LLC	Revolver	113,938
Onyx-Fire Protection Services, Inc.	Delayed Draw	1,183,745
Onyx-Fire Protection Services, Inc.	Revolver	2,551,629
Opale Luxco SARL	Delayed Draw	4,866,667
Opale Luxco SARL	Revolver	1,460,000
Opale Luxco SARL	Revolver	116,610
Opale Luxco SARL	Revolver	593,753
Optimizely North America Inc.	Revolver	4,701,528
Opus Regulatory Buyer, Inc.	Delayed Draw	3,600,000
Opus Regulatory Buyer, Inc.	Revolver	1,200,000
Oracle Vision Holdco Limited	Delayed Draw	2,452,227
Org USME Buyer, LLC	Revolver	936,232
Orion Group FM Holdings, LLC	Delayed Draw	5,644,737
Orion Group FM Holdings, LLC	Delayed Draw	23,157,895
Orion Group FM Holdings, LLC	Revolver	3,184,211
Orthodontic Partners, LLC	Delayed Draw	3,013,116
OSP Hamilton Purchaser, LLC	Delayed Draw	26,870,918
OSP Hamilton Purchaser, LLC	Revolver	7,000,000
Packaging Coordinators Midco, Inc.	Delayed Draw	65,977,961
Packaging Coordinators Midco, Inc.	Revolver	15,067,340
PAG Holding Corporation	Revolver	1,900,739
PAG Holding Corporation	Revolver	1,027,757
PAI Financing Merger Sub LLC	Revolver	2,625,000
Paradigm Living Concepts, LLC	Delayed Draw	3,157,895
Paradigm Living Concepts, LLC	Revolver	1,578,947
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	16,837,473
Pareto Health Intermediate Holdings, Inc.	Revolver	1,852,989
Paris US Holdco, Inc.	Delayed Draw	1,079,157
Paris US Holdco, Inc.	Revolver	726,685
Park Place Technologies, LLC	Delayed Draw	2,934,022
Park Place Technologies, LLC	Revolver	1,808,854
Parkview Health Services, LLC	Revolver	2,688,121

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
PAS Parent, Inc.	Delayed Draw	$850,214
PAS Parent, Inc.	Delayed Draw	4,167,688
PAS Parent, Inc.	Revolver	514,763
PAS Parent, Inc.	Revolver	375,000
Pathstone Family Office, LLC	Revolver	3,581,421
Patriot Acquireco LLC	Revolver	974,026
Patriot Acquisition Topco S.à r.l.	Delayed Draw	649,113
Patriot Growth Insurance Services, LLC	Delayed Draw	4,111,761
Patriot Growth Insurance Services, LLC	Revolver	2,660,377
Pave America Holding, LLC	Delayed Draw	14,372,763
Pave America Holding, LLC	Revolver	5,651,323
Pavion Corp.	Delayed Draw	445,667
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCMI Parent, LLC	Revolver	528,451
PCS Software, Inc.	Revolver	363,714
PCX Holding Corp.	Revolver	333,333
PDI TA Holdings, Inc.	Revolver	2,467,745
PDQ.com Corporation	Delayed Draw	9,017,810
PDQ.com Corporation	Revolver	8,343,653
Pediatric Home Respiratory Services LLC	Delayed Draw	4,800,000
Pediatric Home Respiratory Services LLC	Revolver	1,706,667
Penn TRGRP Holdings, LLC	Delayed Draw	1,230,006
Penn TRGRP Holdings, LLC	Revolver	5,283,134
People Corporation	Delayed Draw	3,606,285
PestCo, LLC	Delayed Draw	1,171,138
PestCo, LLC	Revolver	477,250
Pet Resort Hospitality Group Inc.	Delayed Draw	2,221,235
Petra Borrower, LLC	Delayed Draw	2,170,831
Petra Borrower, LLC	Revolver	600,480
Petrus Buyer, Inc.	Revolver	1,648,352
PetVet Care Centers, LLC	Delayed Draw	5,188,750
PetVet Care Centers, LLC	Revolver	5,188,750
Phantom Purchaser, Inc.	Revolver	8,241,568
PharmaLink Buyer, LLC	Revolver	2,035,044
Pharmalogic Holdings Corp.	Delayed Draw	8,838,384
Phoenix 1 Buyer Corporation	Revolver	5,051,639
Phynet Dermatology LLC	Delayed Draw	11,133,125
Phynet Dermatology LLC	Revolver	25,377
Ping Identity Holding Corp.	Revolver	216,898
Pinnacle Dermatology Management, LLC	Revolver	788,660
Pinnacle Treatment Centers, Inc.	Revolver	789,576
Pinnacle Treatment Centers, Inc.	Revolver	236,873
PLA Buyer, LLC	Delayed Draw	842,866
PLA Buyer, LLC	Revolver	885,010
Plaskolite PPC Intermediate II LLC	Revolver	1,169,751
Playpower, Inc.	Revolver	3,282,828
Plus Bidco, LLC	Delayed Draw	4,850,207

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Plus Bidco, LLC	Revolver	$1,662,928
PMA Parent Holdings LLC	Revolver	427,679
Poseidon IntermediateCo, Inc.	Delayed Draw	577,089
Poseidon IntermediateCo, Inc.	Revolver	295,990
Power Grid Holdings, Inc.	Revolver	8,786,606
PowerGEM Buyer, Inc.	Delayed Draw	3,919,167
PowerGEM Buyer, Inc.	Revolver	3,500,000
POY Holdings, LLC	Delayed Draw	727,344
POY Holdings, LLC	Revolver	1,203,256
PPV Intermediate Holdings LLC	Delayed Draw	2,574,286
PPV Intermediate Holdings LLC	Revolver	2,538,076
Precision Concepts Parent, Inc.	Delayed Draw	565,083
Precision Concepts Parent, Inc.	Revolver	305,905
Premier Care Dental Management, LLC	Delayed Draw	1,189,714
Premier Care Dental Management, LLC	Delayed Draw	141,560
Premier Care Dental Management, LLC	Delayed Draw	1,797,213
Premier Care Dental Management, LLC	Revolver	2,340,519
Premier Care Dental Management, LLC	Revolver	339,519
Premier Care Dental Management, LLC	Revolver	415,544
Premiere Buyer, LLC	Delayed Draw	294,982
Premiere Buyer, LLC	Revolver	156,525
Premise Health Holding Corp.	Revolver	1,765,928
Premium Group B2	Delayed Draw	4,182,812
Private Credit Fund C-1 SPV 2, LLC	Revolver	3,371,093
Process Insights Acquisition, Inc.	Delayed Draw	810,340
Process Insights Acquisition, Inc.	Revolver	46,189
ProcessUnity Holdings, LLC	Revolver	400,000
Project Accelerate Parent, LLC	Revolver	6,250,000
Project Alliance Buyer, LLC	Revolver	2,188,102
Project Neptune BidCo GmBH	Delayed Draw	17,586,957
Project Pathfinder Borrower, LLC	Revolver	6,666,667
Propio LS, LLC	Revolver	1,099,718
PT Intermediate Holdings III, LLC	Delayed Draw	3,177,391
PT Intermediate Holdings III, LLC	First Lien Term Loan	235,683
PT&C Group, LLC	Delayed Draw	1,055,803
PT&C Group, LLC	Revolver	98,840
Puma Buyer, LLC	Revolver	2,180,179
Puma Buyer, LLC	Revolver	3,718,546
PumpTech, LLC	Delayed Draw	1,264,934
PumpTech, LLC	Revolver	321,662
QBS Parent, Inc.	Delayed Draw	32,841,717
QBS Parent, Inc.	Revolver	8,438,049
QBS Parent, Inc.	Revolver	8,738,784
QF Holdings, Inc.	Revolver	201,754
QSR Acquisition Co.	Delayed Draw	10,170,000
QSR Acquisition Co.	Revolver	4,070,000
Quality Automotive Services, LLC	Delayed Draw	606,417

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Quality Automotive Services, LLC	Revolver	$1,477,132
Quick Quack Car Wash Holdings, LLC	Delayed Draw	52,552,035
Quick Quack Car Wash Holdings, LLC	Revolver	2,333,333
QVF Acquisition, Inc.	Delayed Draw	1,818,182
QVF Acquisition, Inc.	Revolver	878,788
R&T Acquisitions, LLC	Delayed Draw	5,001,160
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Revolver	287,330
Race Winning Brands, Inc.	Revolver	729,167
Radwell Parent, LLC	Delayed Draw	16,128,568
Radwell Parent, LLC	Delayed Draw	1,217,233
Radwell Parent, LLC	Delayed Draw	506,305
Radwell Parent, LLC	Revolver	2,142,287
RailPros Parent, LLC	Delayed Draw	12,478,469
RailPros Parent, LLC	Revolver	6,239,640
Rally Buyer, Inc.	Revolver	2,085,919
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Delayed Draw	2,047,545
Raven Buyer, Inc.	Revolver	685,047
Rawlings Sports Goods Company, Inc.	Revolver	871
RB Holdings Interco, LLC	Revolver	115,423
RCP Fund II CEI 1 Borrower LLC	Delayed Draw	25,000,000
RCP Nats Purchaser, LLC	Delayed Draw	9,603,545
RCP Nats Purchaser, LLC	Revolver	7,378,731
RCS Industrials	Revolver	285,714
Reagent Chemical Research, Inc.	Revolver	583,000
Real Chemistry Intermediate III, Inc.	Delayed Draw	5,787,687
Real Chemistry Intermediate III, Inc.	Revolver	4,705,438
Recorded Book, Inc.	Revolver	32,411
Recorded Book, Inc.	Revolver	362,986
Red Fox CD Acquisition Corporation	Delayed Draw	4,793,176
Redwood Services Group, LLC	Delayed Draw	44,401,293
Redwood Services Group, LLC	Delayed Draw	1,039,738
Redwood Services Group, LLC	Revolver	447,283
RefrigiWear, LLC	Revolver	2,601,896
RefrigiWear, LLC	Revolver	7,329,164
Regent Holding Company, LLC	Revolver	1,015,038
Registrar Intermediate, LLC	Delayed Draw	305,520
Registrar Intermediate, LLC	Revolver	6,674
REP Behavioral Health, LLC	Delayed Draw	3,076,923
REP Behavioral Health, LLC	Revolver	1,048,718
Retail Services WIS Corporation	Delayed Draw	4,055,355
Revalize, Inc.	Revolver	238,350
Revival Animal Health, LLC	Delayed Draw	242,236
Revival Animal Health, LLC	Revolver	111,610
RFI Buyer, Inc.	Delayed Draw	1,755,862
RFI Buyer, Inc.	Revolver	405,158

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
RFS Opco LLC	Delayed Draw	$2,294,205
Rialto Management Group, LLC	Revolver	158,565
Ridge Trail US Bidco, Inc.	Delayed Draw	15,957,447
Ridge Trail US Bidco, Inc.	Revolver	1,437,008
Ridge Trail US Bidco, Inc.	Revolver	2,445,971
Riskonnect Parent, LLC	Delayed Draw	40,000,000
Riskonnect Parent, LLC	Revolver	4,669,015
Riverside Assessments, LLC	Revolver	3,600,000
RJW Group Holdings, Inc.	Delayed Draw	4,637,681
RJW Group Holdings, Inc.	Delayed Draw	173,913
Rotation Buyer, LLC	Delayed Draw	355,924
Rotation Buyer, LLC	Revolver	144,552
RPC Topco, Inc.	Revolver	3,030,303
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
RTI Surgical, Inc.	Revolver	2,500,000
Runway Bidco, LLC	Delayed Draw	12,222,444
Runway Bidco, LLC	Revolver	6,148,121
Ruppert Landscape, LLC	Delayed Draw	129,190
Ruppert Landscape, LLC	Revolver	23,416
RWA Wealth Partners, LLC	Delayed Draw	1,581,137
RWA Wealth Partners, LLC	Revolver	507,215
Saab Purchaser, Inc.	Delayed Draw	18,455,643
Saab Purchaser, Inc.	Revolver	7,260,760
Safety Borrower Holdings	Revolver	406,780
SageSure Holdings, LLC	Delayed Draw	1,475,410
Saguaro Buyer, LLC	Delayed Draw	21,745,789
Saguaro Buyer, LLC	Delayed Draw	29,555,896
Saguaro Buyer, LLC	Revolver	7,044,410
Sako and Partners Lower Holdings LLC	Revolver	6,862,449
Sapphire Software Buyer, Inc.	Revolver	1,112,230
Saturn Borrower Inc.	Delayed Draw	2,539,149
Saturn Borrower Inc.	Revolver	868,389
Scripps SPV, LLC	Revolver	1,466,912
SDC Holdco LLC	Revolver	1,590,100
SDG Mgmt Company, LLC	Delayed Draw	1,551,515
SDG Mgmt Company, LLC	Delayed Draw	2,103,750
SDG Mgmt Company, LLC	Revolver	394,454
Seahawk Bidco, LLC	Delayed Draw	1,341,818
Seahawk Bidco, LLC	Revolver	1,090,909
Secret Bidco Limited	Delayed Draw	1,938,895
Securonix, Inc.	Revolver	3,470,548
SEI Holding I Corporation	Delayed Draw	2,508,203
SEI Holding I Corporation	Delayed Draw	3,762,264
SEI Holding I Corporation	Revolver	2,442,805
Seismic Software, Inc.	Delayed Draw	7,993,721
Seismic Software, Inc.	Revolver	272,390
Select Exterminating Intermediate II, LLC	Delayed Draw	4,505,190

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Select Exterminating Intermediate II, LLC	Revolver	$2,352,941
Sensei Holdco, LLC	Delayed Draw	2,602,000
Sensei Holdco, LLC	Revolver	867,000
Senske Acquisition, Inc.	Delayed Draw	31,049
SePro Holdings, LLC	Delayed Draw	5,416,667
Serengeti Bidco LLC	Delayed Draw	8,571,429
Serengeti Bidco LLC	Revolver	2,857,143
Severin Acquisition, LLC	Delayed Draw	11,137,008
Severin Acquisition, LLC	Revolver	8,031,496
SG Acquisition, Inc.	Revolver	3,643,725
Shelby 2021 Holdings Corp.	Delayed Draw	54,825,116
Shermco Intermediate Holdings, Inc.	Delayed Draw	392,750
Shermco Intermediate Holdings, Inc.	Revolver	34,099
Shock Doctor Intermediate LLC	Revolver	2,099,664
Shout! Factory, LLC	Revolver	120,319
SIB Corp.	Delayed Draw	4,800,885
SIB Corp.	Revolver	214,922
Sigma Electric Manufacturing Corporation	Revolver	22,790
Sigma Irish Acquico Limited	Delayed Draw	1,495,447
Simplicity Financial Marketing Group Holdings, Inc.	Delayed Draw	6,657,265
Simplicity Financial Marketing Group Holdings, Inc.	Revolver	4,738,267
SintecMedia NYC, Inc.	Revolver	762,712
Skylark UK Debtco Limited	Delayed Draw	3,267,193
Skyline BidCo	Delayed Draw	1,432,450
Slaine Holdings LLC	Delayed Draw	240,895
Slaine Holdings LLC	Revolver	435,147
Slavic401k, Inc.	Delayed Draw	3,937,008
Slavic401k, Inc.	Revolver	551,181
Smile Doctors, LLC	Revolver	2,208,481
Soleo Holdings, Inc.	Delayed Draw	1,055,493
Soleo Holdings, Inc.	Revolver	1,055,493
Solis Mammography Buyer, Inc.	Delayed Draw	5,058,678
Solis Mammography Buyer, Inc.	Revolver	4,365,672
Sonar Acquisitionco, Inc.	Revolver	2,264,151
Sonny's Enterprises, LLC	Revolver	470,566
Sonny's Enterprises, LLC	Revolver	233,434
Southern Air & Heat Holdings, LLC	First Lien Term Loan	23,209,565
Southpaw AP Buyer, LLC	Delayed Draw	19,861
Southpaw AP Buyer, LLC	Revolver	126,389
Spaceship Purchaser, Inc.	Delayed Draw	993,095
Spaceship Purchaser, Inc.	Delayed Draw	413,790
Spaceship Purchaser, Inc.	Revolver	927,593
Spanx, LLC	Revolver	8,870,855
Spark Purchaser, Inc.	Revolver	1,351,351
Specialized Dental Holdings II, LLC	Delayed Draw	830,780
SpecialtyCare, Inc.	Delayed Draw	270,601
SpecialtyCare, Inc.	Revolver	37,590

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	$648,831
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1,739,130
Spectrum Safety Solutions Purchaser, LLC	Revolver	551,220
Spectrum Safety Solutions Purchaser, LLC	Revolver	1,079,941
Spectrum Safety Solutions Purchaser, LLC	Revolver	301,242
Speedstar Holding, LLC	Delayed Draw	1,035,000
Spindrift Beverage Co., Inc.	Delayed Draw	180,749
Spindrift Beverage Co., Inc.	Revolver	324,342
Splash Car Wash, Inc.	Delayed Draw	1,953,488
Splash Car Wash, Inc.	Revolver	1,744,186
Spotless Brands, LLC	Delayed Draw	52,519,716
Spotless Brands, LLC	Revolver	247,189
Spruce Bidco II Inc.	Revolver	20,575,587
SS MSP Holdings, Inc.	Delayed Draw	7,350,427
ST Athena Global LLC	Delayed Draw	934,107
ST Athena Global LLC	Revolver	2,852,449
Stack Sports Buyer, LLC	Delayed Draw	732,616
Stanton Carpet Corp.	Revolver	1,189,468
Stark International Lux	Revolver	4,143,851
STCH Intermediate Inc.	Revolver	363,481
Stepping Stones Healthcare Services, LLC	Delayed Draw	2,900,000
Stepping Stones Healthcare Services, LLC	Revolver	2,000,000
Sterilex LLC	Delayed Draw	159,070
Sterilex LLC	Revolver	500
Steward Partners Global Advisory, LLC	Delayed Draw	22,249,987
Steward Partners Global Advisory, LLC	Revolver	2,747,905
Summer Fridays, LLC	Revolver	2,592,593
Summit Buyer, LLC	Delayed Draw	7,133,152
Summit Buyer, LLC	Delayed Draw	24,456,522
Summit Buyer, LLC	Revolver	5,421,196
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	19,175,225
Sun Acquirer Corp.	Delayed Draw	4,472,894
Sun Acquirer Corp.	Revolver	243,455
Superman Holdings LLC	Delayed Draw	1,572,455
Superman Holdings LLC	Revolver	1,934,236
SureScripts LLC	Revolver	1,644,755
SureWerx Purchaser III, Inc.	Delayed Draw	1,000,000
SureWerx Purchaser III, Inc.	Revolver	946,609
SurfacePrep Buyer, LLC	Delayed Draw	1,571,400
SurfacePrep Buyer, LLC	Delayed Draw	748,620
SurfacePrep Buyer, LLC	Revolver	9,555,282
SV Newco 2, Inc.	Delayed Draw	74,957,856
SV Newco 2, Inc.	Revolver	4,687,500
SV-Areo Holdings, LLC	Delayed Draw	13,432,836
SW Ingredients Holdings, LLC	Delayed Draw	594,070
SWK Buyer, Inc.	Revolver	629,386
Swoop Intermediate III, Inc.	Delayed Draw	22,753,547

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Swoop Intermediate III, Inc.	Revolver	$7,584,516
Syndigo LLC	Revolver	1,184,834
Talon Buyer Inc.	Delayed Draw	1,449,533
Talon Buyer Inc.	Revolver	527,321
Tamarack Intermediate, LLC	Delayed Draw	10,160,257
Tamarack Intermediate, LLC	Revolver	5,728,124
Tango Bidco SAS	Delayed Draw	6,757,606
Tango Bidco SAS	Delayed Draw	4,114,903
Tango Bidco SAS	Delayed Draw	8,205,932
Tank Holding Corp.	Revolver	1,780,415
Tau Buyer, LLC	Delayed Draw	11,773,857
Tau Buyer, LLC	Revolver	6,859,552
TBRS, Inc.	Delayed Draw	1,642,678
TBRS, Inc.	Revolver	1,761,123
TCP Hawker Intermediate LLC	Delayed Draw	1,695,721
TCP Hawker Intermediate LLC	Revolver	435
Team Acquisition Corporation	Revolver	3,887,016
Team, Inc.	Delayed Draw	373,999
Telle Tire & Auto Service, LLC	Delayed Draw	5,197,761
Telle Tire & Auto Service, LLC	Delayed Draw	599,093
Telle Tire & Auto Service, LLC	Revolver	32,437
Tempus AI, Inc.	First Lien Term Loan	48,831
TerSera Therapeutics, LLC	Revolver	531,828
Tex-Tech Industries, Inc.	Delayed Draw	351,819
The Arcticom Group, LLC	Delayed Draw	160,858
The Arcticom Group, LLC	First Lien Term Loan	24,426
The Arcticom Group, LLC	Revolver	257,143
The Chartis Group, LLC	Delayed Draw	6,691,585
The Chartis Group, LLC	Revolver	3,345,792
The Colt Group Intermediate, LLC	Delayed Draw	810,294
The Colt Group Intermediate, LLC	Revolver	558,824
The Hiller Companies, Inc.	Delayed Draw	318,978
The Hiller Companies, Inc.	Delayed Draw	746,735
The Hiller Companies, Inc.	Revolver	1,592,565
The Ultimus Group Midco, LLC	Delayed Draw	23,357,764
The Ultimus Group Midco, LLC	Revolver	8,771,924
The Vertex Companies, Inc.	Revolver	95,138
The Vertex Companies, Inc.	Revolver	2,050,662
Themis Bidco	Delayed Draw	2,527,992
THG Acquisition, LLC	Delayed Draw	10,729,245
THG Acquisition, LLC	Revolver	5,586,981
Thunder Buyer, Inc.	Delayed Draw	1,822,854
Thunder Buyer, Inc.	Delayed Draw	2,953,632
Thunder Buyer, Inc.	Revolver	2,341,952
Thunder Purchase, Inc.	Delayed Draw	580,282
Thunder Purchase, Inc.	Revolver	372,364
TickPick Intermediate Holdings, LLC	Revolver	344,253

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
TIDI Legacy Products, Inc.	Delayed Draw	$10,597,713
TIDI Legacy Products, Inc.	Revolver	2,608,696
TIDI Legacy Products, Inc.	Revolver	5,012,940
TigerConnect, Inc.	Delayed Draw	205,451
TigerConnect, Inc.	Delayed Draw	11,928
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	666,667
Tilley Chemical Co., Inc.	Revolver	1,555,556
Time Manufacturing Acquisition, LLC	Revolver	171,838
Titan BW Borrower L.P.	Delayed Draw	4,156,127
Titan BW Borrower L.P.	Revolver	7,675,631
Titan Group Holdco, LLC	Delayed Draw	6,125,644
Titan Group Holdco, LLC	Revolver	5,562,822
Titan Home Improvement, LLC	Delayed Draw	1,011,628
Titan Home Improvement, LLC	Revolver	843,024
Togetherwork Holdings, LLC	Delayed Draw	5,100,000
Top RX, LLC	Revolver	1,099,384
TPSI Receivables LLC	Revolver	264,966
Tracer Jersey Bidco LTD	Delayed Draw	5,568,012
Transit Technologies LLC	Delayed Draw	170,793
Tribute Technology Holdings, LLC	Revolver	1,534,650
Tricentis Operations Holdings, Inc.	Delayed Draw	8,219,054
Tricentis Operations Holdings, Inc.	Revolver	4,716,981
Trilon Group, LLC	Delayed Draw	7,468,142
Trilon Group, LLC	Revolver	396,012
Trilon Group, LLC	Revolver	2,033,608
Trimech Acquisition Corp	Revolver	437,848
Trintech, Inc.	Revolver	2,499,667
Tropical Bidco, LLC	Revolver	2,727,273
Troy Practice Management, LLC	Revolver	197,044
Truck-Lite Co., LLC	Delayed Draw	17,130,010
Truck-Lite Co., LLC	Delayed Draw	18,617,248
Truck-Lite Co., LLC	Delayed Draw	1,234,133
Truck-Lite Co., LLC	Delayed Draw	1,920,000
Truck-Lite Co., LLC	Revolver	2,683,542
Truck-Lite Co., LLC	Revolver	2,366,857
Truck-Lite Co., LLC	Revolver	7,588,286
Trunk Acquisition, Inc.	Delayed Draw	671,041
Trunk Acquisition, Inc.	Revolver	3,693,049
Trystar, LLC	Delayed Draw	918,467
Trystar, LLC	Delayed Draw	1,513,777
Trystar, LLC	Delayed Draw	363,338
Trystar, LLC	Revolver	2,834,016
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	4,191
U.S. Signal Company, LLC	Revolver	203,250
U.S. Urology Partners, LLC	Delayed Draw	330,351

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
U.S. Urology Partners, LLC	Revolver	$169,833
Ubeo, LLC	Revolver	2,319,369
UEW Acquisition, LLC	Revolver	631,579
Unison Risk Advisors, Inc.	Delayed Draw	24,528,166
Unison Risk Advisors, Inc.	Revolver	846,048
Unison Risk Advisors, Inc.	Revolver	1,110,804
United Digestive MSO Parent, LLC	Delayed Draw	2,937,678
United Digestive MSO Parent, LLC	Delayed Draw	14,325,000
United Digestive MSO Parent, LLC	Delayed Draw	2,060,995
United Digestive MSO Parent, LLC	Revolver	1,750,546
United Digestive MSO Parent, LLC	Revolver	4,615,500
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	13,883,836
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	459,770
Unity Purchaser, LLC	Delayed Draw	1,405,317
Unity Purchaser, LLC	Revolver	409,338
Universal Marine Medical Supply International, LLC	Revolver	187,500
Universal Marine Medical Supply International, LLC	Revolver	35,750
Unlimited Technology Holdings, LLC	Revolver	2,348,627
UpStack Holdco Inc.	Delayed Draw	3,031,875
UpStack Holdco Inc.	Revolver	1,312,500
Urology Management Holdings, Inc.	Revolver	1,190,476
US Fitness Holdings, LLC	Delayed Draw	4,135,385
US Fitness Holdings, LLC	Revolver	403,846
US Fitness Holdings, LLC	Revolver	1,441,508
USHV Management, LLC	Delayed Draw	3,048,241
USHV Management, LLC	Revolver	1,647,698
USIC Holdings, Inc.	Delayed Draw	3,628,803
USIC Holdings, Inc.	Revolver	5,528,545
USIC Holdings, Inc.	Revolver	411,405
USRP Holdings, Inc.	Delayed Draw	16,123,906
USRP Holdings, Inc.	Revolver	5,317,497
V Global Holdings LLC	Revolver	1,156,484
Valcourt Holdings II, LLC	Delayed Draw	3,167,796
Vale Insurance Services LLC	Revolver	1,935,484
Valence Surface Technologies	Delayed Draw	679,022
Valet Waste Holdings, Inc.	Revolver	32,403
Valicor PPC Intermediate I LLC	Revolver	1,291
Valkyrie Buyer, LLC	Delayed Draw	513,186
Valkyrie Buyer, LLC	Delayed Draw	7,017,544
Valkyrie Buyer, LLC	Delayed Draw	22,846,842
Valkyrie Buyer, LLC	Revolver	2,280,702
Vamos Bidco, Inc.	Delayed Draw	4,576,249
Vamos Bidco, Inc.	Revolver	951,047
Vantage Specialty Chemicals, Inc.	Revolver	340,796
Vardiman Black Holdings, LLC	Delayed Draw	178,645
Vaxcare LLC	Revolver	250,000
Vehlo Purchaser, LLC	Delayed Draw	7,818,182

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Vensure Employer Services, Inc.	Delayed Draw	$11,062,039
Vertex Service Partners, LLC	Delayed Draw	3,273,222
Vertex Service Partners, LLC	Delayed Draw	4,662,633
Vertex Service Partners, LLC	Revolver	519,070
Vessco Midco Holdings, LLC	Delayed Draw	2,529,231
Vessco Midco Holdings, LLC	Delayed Draw	8,871,938
Vessco Midco Holdings, LLC	Revolver	8,822,021
VetEvolve Holdings, LLC	Delayed Draw	14,449,604
Viant Medical Holdings, Inc.	Delayed Draw	63,258
Victors Purchaser, LLC	Delayed Draw	6,176,586
Victors Purchaser, LLC	Revolver	2,162,967
Viper Bidco, Inc.	Delayed Draw	3,628,976
Viper Bidco, Inc.	Revolver	1,880,137
Visionary Buyer LLC	Delayed Draw	15,240,000
Visionary Buyer LLC	Revolver	3,000,000
Vista Higher Learning LLC	Revolver	825
Vital Care Buyer, LLC	Revolver	4,780,260
Viva 5 Group, LLC	Revolver	2,500,587
VPP Intermediate Holdings, LLC	Delayed Draw	3,779,823
VRC Companies, LLC	Revolver	146
VRS Buyer, Inc.	Delayed Draw	7,633,588
VRS Buyer, Inc.	Revolver	5,089,059
Vybond Buyer, LLC	Delayed Draw	5,257,009
Vybond Buyer, LLC	Revolver	3,942,757
W S Connelly Co, Inc.	Delayed Draw	642,293
W.A. Kendall and Company LLC	Delayed Draw	8,747,967
W.A. Kendall and Company LLC	Revolver	827,567
Waldencast PLC	Revolver	130,721
Wallet Bidco Limited	Delayed Draw	10,878,293
Walter Surface Technologies Inc.	Delayed Draw	3,768,012
Water Holdings Acquisition LLC	Delayed Draw	4,362,616
Waternill Express, LLC	Delayed Draw	291,120
Waternill Express, LLC	Revolver	34,054
Waverly Advisors, LLC	Delayed Draw	2,740,546
Waverly Advisors, LLC	Revolver	407,549
Wealth Enhancement Group, LLC	Delayed Draw	13,155,310
Wealth Enhancement Group, LLC	Delayed Draw	21,400,201
Wealth Enhancement Group, LLC	Revolver	4,399,694
Wealth Enhancement Group, LLC	Revolver	3,277,828
Wealth Enhancement Group, LLC	Revolver	906,041
Web PT, Inc.	Revolver	495,536
Weber-Stephen Products, LLC	Revolver	8,662,900
West Star Aviation Acquisition, LLC	Delayed Draw	5,325,502
West Star Aviation Acquisition, LLC	Revolver	2,806,619
Whitney Merger Sub, LLC	Revolver	6,250,000
Wildcats Purchaser LLC	Delayed Draw	9,412,348
Wildcats Purchaser LLC	Revolver	3,869,048

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount
Wire 3 LLC	Delayed Draw	$15,957,447
Wire 3 LLC	Revolver	1,063,830
Wisdom Purchaser, LLC	Revolver	1,875,000
Wood Group Receivables, LLC	Revolver	5,355,985
Woodland Foods, LLC	Revolver	133,718
WorkWave Intermediate II, LLC	Revolver	2,201,515
World Associates Holdings, LLC	Delayed Draw	6,446,579
World Associates Holdings, LLC	Revolver	722,913
World Insurance Associates, LLC	Delayed Draw	994,295
World Insurance Associates, LLC	Revolver	92,265
Worldwide Insurance Network, LLC	Delayed Draw	1,138,973
Worldwide Insurance Network, LLC	Delayed Draw	2,669,014
WPP Bullet Buyer, LLC	Revolver	1,751,573
WRE Holding Corp.	Revolver	6,308,069
WU Holdco, Inc.	Delayed Draw	14,342,130
WU Holdco, Inc.	Revolver	4,573,800
Xactus, LLC	Revolver	3,468,750
Xifin, Inc.	Revolver	1,148,106
YA Intermediate Holdings II, LLC	Delayed Draw	3,766,167
YA Intermediate Holdings II, LLC	Revolver	1,247,522
Yes Energy, LLC	Delayed Draw	78,075
YLG Holdings, Inc.	Delayed Draw	14,517,143
YLG Holdings, Inc.	Delayed Draw	569,263
YLG Holdings, Inc.	Revolver	470,321
YLG Holdings, Inc.	Revolver	6,333,333
YLG Holdings, Inc.	Revolver	293,389
ZB Holdco LLC	Delayed Draw	1,242,793
ZB Holdco LLC	Revolver	106,912
Zephyr Buyer, L.P.	Revolver	3,000,000
Zeppelin US Buyer Inc.	Delayed Draw	310,152
Zeppelin US Buyer Inc.	Revolver	102,736
Zeus Company LLC	Delayed Draw	1,454,184
Zeus Company LLC	Revolver	2,181,276
Zinc Buyer Corporation	Delayed Draw	2,394,171
Zinc Buyer Corporation	Delayed Draw	2,736,410
Zinc Buyer Corporation	Revolver	1,005,128
Zinc Buyer Corporation	Revolver	1,346,154
Zocdoc, Inc.	Delayed Draw	1,098,246
Zone Climate Services, Inc.	Delayed Draw	3,420,671
Zone Climate Services, Inc.	Revolver	53,227
Total		$6,259,785,575

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has designated the Investment Manager as its valuation designee (“Valuation Designee”) pursuant to Rule 2a-5 under the Investment Company Act to perform fair value determinations for investments that do not have readily available market quotations. Under the valuation policy and procedures for the Fund (the “Valuation Procedures”) adopted by the Fund, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Fund’s investment partners or other third-party pricing services. The Investment Manager will continuously monitor the valuations of Fund investments provided by investment partners or other third-party pricing services and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by an investment partner or other third-party pricing service does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from an investment partner or other third-party pricing service, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the investment partners or other third-party pricing services. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, other third-party pricing services and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. There was no reverse repurchase activity for the six months ended September 30, 2025.

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective September 12, 2025, provides for borrowings on a committed basis in an aggregate principal amount up to $6,475,000,000. Under the Facility, the Fund has term loans in the amount of $1,365,000,000 (“Term Loans”), may borrow up to an additional $3,832,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,277,500,000 on a delayed draw term loan (“DDTL”). The Fund may request the Facility to be increased from time to time up to an aggregate amount of $9,000,000,000,

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

subject to the approval and discretion of the lenders. The Revolving Loan matures on April 23, 2030, $817,500,000 of the Term Loans mature on April 23, 2031 and $1,095,000,000 of the Term Loans and DDTL mature on April 8, 2030. As of September 30, 2025, the Term Loan, Revolving Loan, and DDTL balance were $1,300,000,000, $1,365,000,000 and $547,500,000, respectively. Fair value of the Term Loan, Revolving Loan and DDTL balance approximates carrying value as the loans have variable interest based on short term rates. These loans would be categorized as Level 3 within the fair value hierarchy.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the six months ended September 30, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $1,315,951,087, $1,365,000,000 and 6.23%, respectively. For the six months ended September 30, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $779,098,361, $1,650,000,000 and 6.17%, respectively. For the six months ended September 30, 2025, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the DDTL were $276,725,543, $547,500,000 and 6.19%, respectively. In addition, the interest rate at period end on the Term Loan, Revolving Loan and DDTL were 6.10%, 6.04% and 6.19%, respectively. The interest expense during the six months ended September 30, 2025 was $79,266,791. Commitment fees incurred are prepaid and amortized over the term of the loan. For the six months ended September 30, 2025, commitment fees were $3,444,758. Unused commitment fees for the six months ended September 30, 2025, were $1,234,528.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

On September 26, 2025, the Fund entered into sale/buy-back agreements with Macquarie US Trading LLC (“Macquarie”), and pursuant to such agreements, the Fund assigned certain assets to Macquarie, with a corresponding repurchase obligation at an agreed-upon price within 60 days after the sale date (the “Macquarie Sale/Buy-Back”). The Macquarie Sale/Buy-Back has a funding cost of 1.8160 basis points (0.018160%) per day and is not subject to any additional fees.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

As of September 30, 2025, secured borrowings pursuant to the Macquarie Sale/Buy-Back were $500,000,000 with a maturity of 30-90 days. Interest expense on secured borrowings for the six months ended September 30, 2025 were $460,305. Secured borrowings outstanding as of September 30, 2025 with Macquarie were as follows:

Loan Name	Trade Date	Maturity Date	Amount
Denali Intermediate Holdings, Inc.	September 26, 2025	August 26, 2032	$50,995,986
Deerfield Dakota Holding, LLC	September 26, 2025	September 12, 2032	78,514,068
MRI Software, LLC	September 26, 2025	February 10, 2027	42,784,673
MRI Software, LLC	September 26, 2025	February 10, 2027	26,608,650
MRI Software, LLC	September 26, 2025	February 10, 2027	35,445,693
Flexera Software LLC	September 26, 2025	August 15, 2032	60,786,799
Einstein Parent, Inc.	September 26, 2025	January 22, 2031	36,101,281
LHS Borrower, LLC	September 26, 2025	September 4, 2031	69,634,457
Apryse Software Corp.	September 26, 2025	June 26, 2032	99,128,393
Total			$500,000,000

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $420 million with various maturities. On July 22, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. On March 18, 2025, the Fund issued additional Series EE, Series FF, Series GG, and Series HH notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $625 million, with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The table below sets forth a summary of the key terms of the series of Notes outstanding at September 30, 2025.
Series	Principal Outstanding September 30, 2025	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value September 30, 2025	Fair Value September 30, 2025	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$27,337	$8,107,054	$641,865,609	$641,903,083	4.10%	5.91%	March 28, 2027
A	250,000,000	Semi-Annual	10,015	1,137,597	248,852,388	246,885,801	4.10%	5.47%	March 28, 2027
C	130,000,000	Semi-Annual	156,139	850,530	128,993,331	130,502,582	5.50%	7.15%	July 19, 2026
D	10,000,000	Semi-Annual	12,004	63,645	9,924,351	10,038,660	5.50%	7.25%	July 19, 2026
E	130,000,000	Semi-Annual	278,350	1,079,230	128,642,420	131,475,042	5.61%	7.33%	July 19, 2027
F	160,000,000	Semi-Annual	511,142	2,508,824	156,980,034	163,395,331	5.72%	7.51%	July 19, 2029
G	40,000,000	Semi-Annual	127,791	620,975	39,251,234	40,848,833	5.72%	7.63%	July 19, 2029
H	34,000,000	Semi-Annual	19,371	(314)	33,980,943	34,110,956	7.06%	7.90%	December 6, 2025
I	95,000,000	Semi-Annual	607,680	(1,277,385)	95,669,705	99,207,364	7.10%	8.26%	December 6, 2027
I	10,000,000	Semi-Annual	38,408	(133,402)	10,094,994	10,442,880	7.10%	8.12%	December 6, 2027
J	141,000,000	Semi-Annual	1,311,672	(2,867,120)	142,555,448	151,742,874	7.17%	8.41%	December 6, 2029
K	115,200,000	Semi-Annual	273,554	(368,486)	115,294,932	116,855,859	6.75%	7.85%	August 4, 2026
L	304,800,000	Semi-Annual	1,461,744	(2,960,228)	306,298,484	319,413,603	6.77%	8.15%	August 4, 2028
M	114,000,000	Semi-Annual	664,503	(705,979)	114,041,476	121,993,151	6.81%	8.34%	August 4, 2030
N	66,000,000	Semi-Annual	435,849	549,956	65,014,195	72,431,456	6.99%	8.58%	August 4, 2033
O	85,000,000	Semi-Annual	291,195	(819,121)	85,527,926	87,226,121	7.04%	7.86%	January 20, 2027
O	27,000,000	Semi-Annual	9,502	(248,049)	27,238,547	27,707,121	7.04%	7.82%	January 20, 2027
P	224,000,000	Semi-Annual	1,178,635	(5,087,199)	227,908,564	238,133,253	7.06%	7.98%	January 20, 2029
Q	155,000,000	Semi-Annual	939,310	(4,641,440)	158,702,130	169,558,338	7.23%	8.19%	January 20, 2031
R	224,000,000	Semi-Annual	1,492,849	(7,225,397)	229,732,548	252,489,075	7.40%	8.33%	January 20, 2034
S	45,000,000	Semi-Annual	310,537	(1,496,409)	46,185,872	50,047,224	7.51%	8.49%	January 20, 2036
T	150,000,000	Semi-Annual	842,243	(3,440,038)	152,597,795	158,258,375	6.69%	7.57%	April 12, 2029
T	150,000,000	Semi-Annual	842,243	(3,193,144)	152,350,901	158,258,375	6.69%	7.55%	April 12, 2029
U	268,000,000	Semi-Annual	1,501,853	(3,750,423)	270,248,570	274,325,718	6.20%	6.77%	August 15, 2027
V	486,000,000	Semi-Annual	3,215,114	(11,314,911)	494,099,797	508,360,290	6.32%	7.02%	August 15, 2029
W	328,000,000	Semi-Annual	2,302,225	(8,216,200)	333,913,975	346,984,663	6.40%	7.16%	August 15, 2031
X	93,000,000	Semi-Annual	679,957	(1,470,542)	93,790,585	99,055,691	6.46%	7.29%	August 15, 2034
Y	195,000,000	Semi-Annual	1,447,429	(2,162,010)	195,714,581	203,073,282	6.51%	7.31%	August 15, 2036
Z	129,000,000	Semi-Annual	886,962	(1,204,140)	129,317,178	131,548,330	5.76%	6.48%	January 15, 2028
AA	160,500,000	Semi-Annual	1,217,865	(2,148,110)	161,430,245	165,745,446	5.85%	6.63%	March 14, 2030
BB	174,500,000	Semi-Annual	1,370,877	(2,112,945)	175,242,068	181,387,420	6.01%	6.76%	March 14, 2032
CC	91,000,000	Semi-Annual	733,186	(337,424)	90,604,238	94,749,087	6.13%	6.84%	March 14, 2035
DD	200,000,000	Semi-Annual	1,626,010	519,359	197,854,631	202,407,755	6.18%	6.83%	January 15, 2037
EE	150,000,000	Semi-Annual	61,258	(1,092,986)	151,031,728	150,265,283	5.42%	6.05%	July 2, 2028
FF	175,000,000	Semi-Annual	74,593	(2,605,876)	177,531,283	176,581,078	5.58%	6.23%	July 2, 2030
GG	225,000,000	Semi-Annual	91,586	(3,778,959)	228,687,373	228,033,419	5.80%	6.40%	July 2, 2032
HH	75,000,000	Semi-Annual	37,973	(1,060,401)	76,022,428	75,954,488	5.95%	6.49%	July 2, 2035
Total	$6,060,000,000		$27,088,961	$(60,281,468)	$6,093,192,507	$6,271,397,307

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

2. Significant Accounting Policies (continued)

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 4.81% – 6.03%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund incurs costs in connection with the issuance of the Notes. These costs are recorded as a deferred charge and are being amortized over the respective life of each series of notes. Amortization of offering costs on notes is included on the Consolidated Statement of Operations and the carrying amount on the Consolidated Statement of Assets and Liabilities is equal to the principal amount of the Notes less unamortized offering costs and the interest rate fair value adjustment.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At September 30, 2025, the Fund was in compliance with all covenants under the Note Agreements.

New Accounting Pronouncement

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Fund has adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

3. Principal Risks

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

3. Principal Risks (continued)

Private Investment Funds

The Fund may invest in Private Investment Funds that are not registered as investment companies. As a result, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Private Investment Funds’ investments as such Private Investment Funds’ managers. Investments in Private Investment Funds generally will be illiquid and generally may not be transferred without the consent of the fund. The Fund may be unable to liquidate its investment in a Private Investment Fund when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in a Private Investment Fund, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from a Private Investment Fund except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Private Investment Fund due to poor performance or other reasons. The fees paid by Private Investment Funds to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains. The Fund will bear its proportionate share of the management fees and other expenses that are charged by a Private Investment Fund in addition to the management fees and other expenses paid by the Fund.

Derivative Instruments

The Fund may use options, swaps, futures contracts, forward agreements, reverse repurchase agreements and other similar transactions. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying asset, rate or index, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset, rate or index; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding, or may not recover at all. In addition, in the event of the insolvency of a counterparty to a derivative transaction, the derivative contract would typically be terminated at its fair market value. If the Fund is owed this fair market value in the termination of the derivative contract and its claim is unsecured, the Fund will be treated as a general creditor of such counterparty and will not have any claim with respect to the underlying security. Certain of the derivative investments in which the Fund may invest may, in certain circumstances, give rise to a form of financial leverage, which may magnify the risk of owning such instruments. The ability to successfully use derivative investments depends on the ability of the Investment Manager to predict pertinent market movements, which cannot be assured. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative investments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Economic Downturn or Recession or Other Market Disruption

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

The Fund may also be adversely affected by uncertainties and events around the world, such as public health emergencies, terrorism, political developments, and changes in government policies, taxation, threatened or actual imposition of tariffs, restrictions on foreign investment and currency repatriation, currency fluctuations and other developments in the laws and regulations of the countries in which it is invested.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

3. Principal Risks (continued)

Additionally, various countries have seen significant internal conflicts and in some cases, civil wars may have had an adverse impact on the securities markets of the countries concerned. In addition, the occurrence of new disturbances due to acts of war or terrorism or other political developments cannot be excluded. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments.

The current presidential administration has called for and is seeking to quickly enact significant changes to U.S. fiscal, tax, trade, healthcare, immigration, foreign, and government regulatory policy. Significant uncertainty exists with respect to legislation, regulation and government policy at the federal level, as well as the state and local levels. Recent events have created a climate of heightened uncertainty and introduced new and difficult-to-quantify macroeconomic and political risks with potentially far-reaching implications. There has been a corresponding meaningful increase in the uncertainty surrounding interest rates, inflation, foreign exchange rates, trade volumes and fiscal and monetary policy. Although the Fund cannot predict the impact, if any, of these changes to the Fund’s business, they could adversely affect the Fund’s business, financial condition, operating results and cash flows.

SOFR RISK

SOFR is a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the NYFR Federal Reserve Bank of New York (“NYFR”). If data from a given source required by the NYFR to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Interbank Offered Rate (“LIBOR”). As a result of benchmark reforms, publication of all LIBOR settings ceased as of June 30, 2023 and all synthetic U.S. dollar LIBOR settings were discontinued at the end of September 2024. LIBOR was intended to be an unsecured rate that represented interbank funding costs for different short-term maturities or tenors. It was a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR was intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. All of the aforementioned may adversely affect the Fund or a portfolio fund’s performance or NAV.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% accrued daily, on an annualized basis of the Fund’s Net Assets. Prior to March 6, 2023, the Investment Manager had contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) did not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”).

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended September 30, 2025, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. An officer and Trustee of the Fund is an employee of the Investment Manager. The Fund does not compensate Trustees or officers affiliated with the Investment Manager for their service to the Fund. For the six months ended September 30, 2025, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator or Investment Manager are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2025 are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•        Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•        Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of September 30, 2025:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$387,631,542	$26,374,684,894	$—	$26,762,316,436
Private Investment Vehicles	—	—	1,063,369,309	11,128,646,483	12,192,015,792
Collateralized Loan Obligations	—	—	116,523,105	—	116,523,105
Preferred Stocks	—	—	154,239,562	—	154,239,562
Common Stocks	84,460,546	—	76,138,244	—	160,598,790
Subordinated Debt	—	—	492,147,991	—	492,147,991
Warrants	—	—	1,703,566	—	1,703,566
Short-Term Investments	720,454,244	—	—	—	720,454,244
Total Investments, at fair value	$804,914,790	$387,631,542	$28,278,806,671	$11,128,646,483	$40,599,999,486

Other Financial Instruments[1]
Forward Contracts	$—	$4,900,174	$—	$—	$4,900,174
Swap Contracts	—	75,718,638	—	—	75,718,638
Total Assets	$804,914,790	$468,250,354	$28,278,806,671	$11,128,646,483	$40,680,618,298

Liabilities
Other Financial Instruments[1]
Forward Contracts	$—	$14,350,554	$—	$—	$14,350,554
Swap Contracts	—	15,437,170	—	—	15,437,170
Total Liabilities, at fair value	$—	$29,787,724	$—	$—	$29,787,724

1    Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended September 30, 2025:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2025	$21,107,166,018	$112,691,338	$88,717,219	$138,955,223	$433,778,893	$1,191,730	$50,463,752	$21,932,964,173
Purchases	11,620,538,698	951,497,359	34,830,000	15,979,186	113,037,357	—	25,451,144	12,761,333,744
Sales/Paydowns	(6,366,668,057)	(4,429,715)	(27,977,850)	(312,308)	(124,679,277)	—	(2,502,055)	(6,526,569,262)
Realized gains (losses)[1]	(62,984,581)	—	—	—	6,738,739	—	(5,181)	(56,251,023)
Original issue discount and amendment fees	(3,509,273)	—	—	—	—	—	—	(3,509,273)
Accretion	23,736,361	—	72,266	—	446,112	—	—	24,254,739
Change in Unrealized appreciation (depreciation)	101,917,527	3,611,327	(9,763,178)	(639,238)	11,476,354	511,836	2,977,779	110,092,407
Transfers In2	23,261,198	—	30,644,648	256,699	51,349,813	—	3,544	105,515,902
Transfers Out[3]	(68,772,997)	(1,000)	—	—	—	—	(250,739)	(69,024,736)
Balance as of September 30, 2025	$26,374,684,894	$1,063,369,309	$116,523,105	$154,239,562	$492,147,991	$1,703,566	$76,138,244	$28,278,806,671
Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at September 30, 2025	$63,483,840	$8,457,737	$(9,172,371)	$(639,238)	$14,818,509	$511,836	$2,977,779	$80,438,092

1       Senior Secured Loans includes paydown gains (losses) of $18,370,763.

2       Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments. This amount also includes transfers between categories.

3       Transferred from Level 3 to Level 2 because observable market data became available for the investments. This amount also includes transfers between categories.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of September 30, 2025.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$106,523,105	Income Approach	Interest Rate/ Discount Margin	3.20% – 26.00%	9.89%	Decrease
			Default Rate	3% CDR	3% CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	N/A	Decrease
			Prepayment Assumptions	20% CPR	20% CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
	10,000,000	Market Approach	Recent Transaction Price	$100.00 – $100.00	$100.00	Increase
Total Collateralized Loan Obligations, at fair value	116,523,105
Common Stocks	30,484,825	Market Approach	EBITDA Multiple	6.0x – 25.8x	13.6x	Increase
	460,168	Market Approach	Enterprise Value ($ Millions)	$333 – $695	$333	Increase
	30,118,968	Market Approach	Recent Transaction Price	$0.00 – $2,043.39	$630.26	Increase
	15,074,283	Market Approach	Revenue Multiple	1.3x – 3.0x	2.5x	Increase
Total Common Stocks, at fair value	76,138,244
Preferred Stocks	13,656,241	Market Approach	Recent Transaction Price	$0.01 – $423.00	$7.19	Increase
	2,994,539	Market Approach	Enterprise Value ($ Millions)	$695 – $695	$695	Increase
	137,588,782	Market/Income approach	EBITDA Multiple	8.0x – 27.4x	15.1x	Increase
			Revenue Multiple	1.4x – 6.3x	3.8x	Increase
			Discount Rate	11.64% – 15.01%	12.67%	Decrease
Total Preferred Stocks, at fair value	154,239,562

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Private Investment Vehicles	$104,623,631	Income approach	Interest Rate/ Discount Margin	2.75% – 11.50%	4.21%	Decrease
	13,029,032	Income Approach	Weighted Average Cost of Capital	11.50% – 24.00%	16.33%	Decrease
	943,572,398	Market approach	Recent Transaction Price	$1.00 – $31,461,087.20	$1,122,132.33	Increase
	2,144,248	Market approach	EBITDA Multiple	23.0x	23.0x	Increase
Total Private Investment Vehicles, at fair value	1,063,369,309
Senior Secured Loans	14,730,443,612	Income approach	Discount Rate	2.74% – 29.21%	8.84%	Decrease
			LTM Revenue ($ Millions)	$11 – $4,688	$621	Increase
			Debt/EBITDA	0.5x – 21.9x	5.7x	Decrease
			Interest Coverage	0.3x – 10.7x	1.7x	Increase
	122,466,590	Market approach	EBITDA Multiple	5.0x – 11.6x	9.1x	Increase
	23,124,966	Market approach	Revenue Multiple	0.7x – 1.2x	0.8x	Increase
	14,418,911	Market approach	Post Performance Multiple	1.0x – 1.4x	1.3x	Increase
	6,114,321	Market approach	Enterprise value ($ Millions)	$42 – $315	$275	Increase
	11,478,116,494	Market approach	Recent Transaction Price	$41.50 – $100.50	$99.03	Increase
Total Senior Secured Loans, at fair value	26,374,684,894
Subordinated Debt	300,268,261	Income approach	Discount Rate	2.17% – 16.07%	10.95%	Decrease
			LTM Revenue ($ Millions)	$151 – $2,134	$957	Increase
			Debt/EBITDA	6.6x – 12.5x	7.6x	Decrease
			Interest Coverage	0.7x – 2.0x	1.4x	Increase
	186,379,730	Market approach	Recent Transaction Price	$98.00 – $100.00	$98.47	Increase
	5,500,000	Market approach	EBITDA Multiple	14.0x – 14.0x	14.0x	Increase
Total Subordinated Debt, at fair value	492,147,991

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Warrants	$—	Market approach	Recent Transaction Price	$0.00 – $0.00	$0.00	Increase
	—	Market approach	EBITDA Multiple	5.0x – 5.0x	5.0x	Increase
	—	Market approach	Revenue Multiple	11.0x – 11.0x	11.0x	Increase
	1,703,566	Income approach	Exercise Price	$1.35 – $2.28	$2.11	Decrease
			Expected Volatility	35% – 62%	57%	Increase
Total Warrants, at fair value	1,703,566
Total investments, at fair value	$28,278,806,671

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per Share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of Shares the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all Shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of all outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all Shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

6. Capital Stock (continued)

retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the six months ended September 30, 2025 are as follows:

Commencement Date	May 8, 2025	August 7, 2025
Repurchase Request	June 9, 2025	September 8, 2025
Repurchase Pricing date	June 9, 2025	September 8, 2025

Net Asset Value as of Repurchase Offer Date
Class I	$10.76	$10.72

Amount Repurchased
Class I	$1,025,311,216	$917,539,279

Percentage of Outstanding Shares Repurchased
Class I	3.42%	2.90%

7. Federal Income Taxes

Fund Income Tax

At September 30, 2025, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$40,758,147,623
Gross unrealized appreciation	687,451,696
Gross unrealized depreciation	(776,814,231)
Net unrealized depreciation on investments	$(89,362,535)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of tax year ended December 31, 2024, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$117,246,844
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)
Investments	(95,564,715)
Foreign Currency	—
Organizational costs	(31,124)
Total distributable earnings	$21,651,005

The tax character of distributions paid during the tax years ended December 31, 2024 and December 31, 2023 were as follows:

	2024	2023
Distribution paid from:
Ordinary income	$2,345,776,539	$1,370,935,360
Return of Capital	—	49,232,570
Net long-term capital gains	17,411,256	—
Total distributions paid	$2,363,187,795	$1,420,167,930

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

7. Federal Income Taxes (continued)

Domestic Blocker Income Tax

CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D6), CCLF HOLD (D18), CCLF HOLD (D30), CCLF HOLD (D33), and CCLF HOLD (D45) are blockers taxed as corporations. The current taxes reflect the estimated tax liability of the Fund as of September 30, 2025, based on taxable income of the subsidiaries. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities of the subsidiaries for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of the available evidence, it is more likely than not that all of the deferred income tax asset will not be realized.

Currently the federal income tax rate for a corporation is 21% and blended state tax rate net of Federal benefit is 3.95%. As of September 30, 2025, the Fund recorded a net deferred tax liability for the investments of the subsidiaries. Should a net deferred tax asset exist in the future, the Fund will assess whether a valuation allowance should be booked to reserve against that asset.

The Fund’s current and deferred tax (expense)/benefit as of September 30, 2025 consist of the following:

Current Tax (Expense) Benefit:
Federal	$(81,677)
State	(20,470)
Total Current Tax (Expense) Benefit	(102,147)

Deferred Tax (Expense) Benefit
Federal	$(1,181,096)
State	(296,014)
Total Deferred Tax (Expense) Benefit	(1,477,110)
Total Income Tax (Expense) Benefit	$(1,579,257)

Components of the Fund’s deferred tax assets and liabilities are as follows:

Deferred tax assets:
Net unrealized loss on investments	—
Valuation allowance	—

Deferred tax liability
Net unrealized gain on investments	$(6,656,428)
Net Deferred Tax Asset/(Liability)	$(6,656,428)

Total income tax (expense)/benefit (current and deferred) differs from the amount computed by applying the federal and state statutory income tax rates to net investment income and realized and unrealized gain/(losses) on investment before taxes as follows:

Federal Income tax expense at statutory rate	$(1,329,235)
State Income taxes (net of federal benefit)	(250,023)
Valuation allowance	—
Net income tax expense	$(1,579,258)

As it pertains to the subsidiaries, the utilization of net operating losses in future years is limited to the lesser of all available net operating losses or 80% of taxable income before net operating loss utilization. For the tax year ended December 31, 2024, the subsidiaries did not utilize or defer any net operating losses.

As it pertains to the subsidiaries, capital losses incurred during the year can be carried back three years or forward five years. The subsidiaries did not utilize or defer any capital losses during the tax year ended December 31, 2024.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

8. Investment Transactions

For the six months ended September 30, 2025, purchases and sales of investments, excluding short-term investments, were $15,048,335,858 and $7,596,685,764 respectively, net of unfunded commitments.

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign currency exchange contracts and swap contracts for the six months ended September 30, 2025 in order to hedge overall portfolio currency risk and interest rate risk, respectively. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract. By entering into swap agreements, the Fund agrees to exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. Interest rate swap contracts are designated as hedging instruments. The fair values of derivative instruments as of September 30, 2025, and the realized and unrealized gain (loss) during the six months ended September 30, 2025, are as follows:

Derivatives Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized depreciation on swap contracts	Interest Rate Swap Contracts	$75,718,638	$15,437,170
Total		$75,718,638	$15,437,170
Derivatives Not Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$4,900,175	$14,350,555
Total		$4,900,175	$14,350,555
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$(108,680,277)	$(108,680,277)
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward foreign currency exchange contracts	$13,596,605	$13,596,605

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

10. Derivatives and Hedging Disclosures (continued)

The quarterly average volumes of derivative instruments as of September 30, 2025 are as follows:

Derivatives Instruments		Notional Value
Forward foreign currency exchange contracts	Long Forward Contract	1,851,079,815
	Short Forward Contract	(6,405,284,185)
Interest rate contracts	Long Swap Contract	$6,131,666,667

11. Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to Over-the-Counter derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of September 30, 2025, the Fund is subject to master netting arrangements for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2025:

Description	Counterparty	Gross Amount of Asset/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
					Financial Instruments*	Cash Collateral Pledged*	Net Amount
Assets
Unrealized appreciation on swap contracts	PNC Bank, N.A	$52,450,651	$—	$52,450,651	$(10,313,966)	$—	$42,136,685
Unrealized appreciation on swap contracts	MUFG Bank, Ltd.	22,175,001	—	22,175,001	(5,123,204)	—	17,051,797
Unrealized appreciation on swap contracts	Regions Bank	1,092,986	—	1,092,986	—	—	1,092,986
Total Assets		$75,718,638	$—	$75,718,638	$(15,437,170)	$—	$60,281,468

Liabilities
Unrealized depreciation on swap contracts	PNC Bank, N.A	$(10,313,966)	$—	$(10,313,966)	$10,313,966	$10,313,966	$—
Unrealized depreciation on swap contracts	MUFG Bank, Ltd.	(5,123,204)	—	(5,123,204)	5,123,204	5,123,204	—
Total Liabilities		$(15,437,170)	$—	$(15,437,170)	$15,437,170	$15,437,170	$—

*     Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

12. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the six months ended September 30, 2025 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at April 1, 2025	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at September 30, 2025
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$82,087,402	$—	$—	$3,506,333	$—	$(204,638)	$81,882,764

1    Franklin BSP Lending Corporation (FBLC) and the Fund are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments. All portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.

13. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of September 30, 2025:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Invest (B) SCSp	NAV Loan	$25,161,702	$26,799,933	$287,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
26North BDC, Inc.	Middle market direct lending	30,000,000	30,300,862	70,000,000	None	N/A	Perpetual until the dissolution of the company
ABPCI Pacific Funding LP	Middle market direct lending	186,635,417	206,234,803	18,364,583	Monthly	Redemptions pursuant to the note purchase and security agreement upon the direction of a majority of the subordinated notes	November 3, 2031 after the payment in full of the obligations of the issuer pursuant to the note purchase agreement
AG Twinbrook Origination Fund I, L.P.	Middle market direct lending	23,872,182	26,074,331	225,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
AGTB BDC Holdings, LP	Middle market direct lending	125,000,000	126,516,751	—	None	N/A	Six-year anniversary of the initial closing as determined by the board if a merger has not occurred

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Antares Loan Funding I Ltd.	Middle market direct lending	$96,880,000	$109,470,357	$—	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the credit agreement	February 17, 2032
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	Middle market direct lending	104,906,352	102,955,132	46,553,366	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Antares Senior Loan Parallel Feeder Fund III (Cayman) LP	Middle market direct lending	37,500,000	37,861,463	337,500,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Ares Commercial Finance LP	Asset-based lending	53,841,899	64,868,938	17,475,480	None	N/A	Until the final liquidating distributions of the fund, June 30 2025
Ares Priority Loan Co-Invest LP	Priority revolvers to middle market companies	44,802,482	46,402,091	25,067,318	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC – (Sub Notes)	Middle market direct lending	9,380,017	11,111,456	16,533,646	None	N/A	N/A
Ares Specialty Healthcare Fund (L), L.P.	Middle market direct lending	—	2,375,078	100,000,000	None	N/A	Until the end of the fiscal quarter during which the eighth anniversary of the final closing deadline occurs

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Ares Strategic Income Fund	Middle market direct lending	$100,000,000	$105,012,755	$—	None	N/A	Perpetual unless terminated pursuant to the applicable provisions contained in the Declaration of Trust or the Statutory Trust Act
ASP (Feeder) SPC III-A1 LP	Middle market direct lending	7,333,118	7,628,956	17,666,882	None	N/A

Commenced on June 6, 2023 and shall continue, unless the fund is sooner dissolved, until the expiration of the term of each main fund, including any extensions thereto pursuant to the applicable main fund agreement

ASP Summar Holdco 1 LP	Middle market direct lending	191,360,627	191,926,372	6,438,620	None	N/A	Shall continue, unless the Fund is sooner dissolved, until the Fund no longer holds the Last-Out investment
Banner Ridge DSCO Fund II (Offshore), LP	Diversified private credit strategies	9,728,856	14,587,653	40,271,144	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions
Barings Capital Investment Corporation	Middle market direct lending	95,000,000	97,263,990	—	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings Private Credit Corporation	Middle market direct lending	900,000,000	921,068,604	—	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A
BlackRock MT. Lassen Senior Loan XII	Middle market direct lending	476,200,809	511,593,048	163,799,191	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	December 28, 2032

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
BlackRock Shasta Senior Loan Fund VII, LLC	Middle market direct lending	$645,119,996	$611,788,852	$11,880,004	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	ABL co-Investment	7,544,955	10,271,951	16,211,735	None	N/A	Until the partnership is dissolved and subsequently terminated
Blackstone Technology Senior Direct Lending Fund LP	Middle market Direct Lending	131,622,671	134,175,631	75,733,924	None	N/A	The expiration of the term of the fund on the 7th anniversary of the intial investment date
Blue Owl Credit Income Corp.	Middle market direct lending	150,000,000	152,271,152	—	Quarterly[2]	N/A	N/A
Blue Owl MC Debt Opportunities LP	Middle Market Direct Lending	21,355,352	22,907,371	103,644,648	None	N/A	Until terminated in accordance with the limted partnership agreement
Boost Co-Invest LP	Preferred equity co-investment	27,040,075	35,889,438	2,983,631	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Canal Road Private Credit Fund, LP	Middle market direct lending	17,311,551	17,688,667	7,688,449	None	N/A	Until the Partnership is dissolved and subsequently terminated.
Capricorn Co-Invest, L.P.	Middle market direct lending co-investment	37,733,024	44,770,203	1,260,000	None	N/A	Until all investments of the partnership are liquidated and all proceeds are distributed
Carlyle Credit Solutions, Inc.	Middle market direct lending	50,000,000	47,292,307	—	Quarterly[3]	N/A	N/A
Caryle EDL Dance Aggregator, L.P.	Middle market direct lending	25,031,073	29,596,518	6,636,397	None	N/A	The close of business on the 10-year anniversary of the final closing date unless the partnership is sooner dissolved

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
CCOF Alera Aggregator, L.P.	Preferred equity co-investment	$9,740,016	$14,023,986	$—	None	N/A	Until dissolved and liquidated in accordance with the limited partnership agreement
CCOF Sierra II, L.P.	Preferred equity co-investment	15,654,924	17,420,857	400,000	None	N/A	Ten-year anniversary of the the final closing date with two one-year externsions
Chilly HP SCF Investor, LP	Preferred equity co-investment	2,011,799	2,539,642	—	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Chiron Co-Invest, L.P.	Middle market direct lending	50,000,000	50,693,151	—	None	N/A	Shall continue in existence until such time as all of the investments of the partnership are liquidated and all Proceeds are distributed to the Partners
CLFK, LLC, Series 2025-1	Middle market direct lending	87,760,000	88,514,575	—	None	N/A

The company and each series shall have a perpetual term until dissolved, and each series as a separate legal entity shall continue until cancellation of the Certificate of Formation as provided in the LLC Act

Crescent Mezzanine Partners VIIC, L.P.	Mezzanine level subordinated debt	3,990,549	4,591,165	2,963,892	None	N/A	December 21, 2025 available
Crestline Structured Note Issuer I LLC – (Class A, B, C and Sub Notes)	Middle market direct lending	121,319,898	122,445,333	363,556,000	None	N/A	N/A
CW Credit Opportunity 2 LP	Asset Based Lending Co-Investment	75,068,217	83,442,619	39,931,783	None	N/A	Until December 31 after the maturity date of the CoreWeave Loan with two one-year extensions

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
FBLC Senior Loan Fund LLC	Middle market direct lending	$78,562,000	$81,882,764	$—	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Golub Capital BDC 4, Inc.	Middle market direct lending	200,000,000	203,953,721	—	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
Golub Capital Direct Lending Corporation	Middle market direct lending	50,000,000	50,924,608	—	None	N/A	July 1, 2027 with extensions upon the approval of shareholders
Golub Capital Direct Lending Fund, L.P., Series SL-A	Middle market direct lending	—	(228,744)	101,113,899	None	N/A	N/A
Golub Capital Private Credit Fund	Middle market direct lending	200,000,000	200,879,845	—	Quarterly[2]	N/A	N/A
GPG Loan Funding, LLC	Middle Market Direct Lending	492,960,391	518,681,957	494,190,900	None	For so long as the Subordinated Notes are outstanding, no distribution shall be made to any Member	Shall continue until the tenth anniversary of the effective date, subject to extension upon the mutual consent of the investment manager and the majority subordinated note holder
Hayfin Tactical Solutions Fund (US Parallel) LP	Diversified private credit strategies	13,774,958	15,008,370	11,023,560	None	N/A

Limited partners may elect to terminate all investment periods and dissolve the partnership at any time for cause by a majority vote of limited partners. If the partners elect to liquidate the assets of the partnership, the liquidating trustee shall proceed to do so in an orderly manner in accordance with the terms of the agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS KP Mezz Co.-Invest, LP	Mezzanine Level Subordinated Debt	$76,146,599	$107,338,744	$5,954,821	None	N/A	Until the expiration of the term of HPS Offshore Mezzanine Partners 2019, L.P. which shall continue until the tenth anniversary of the first closing date with two one-year extensions
HPS KP SIP V Co.-Investment	Mezzanine Level Subordinated Debt	14,503,288	21,193,626	264,097	None	N/A

Until the expiration of the term of HPS Offshore Strategic Investment Partners V, L.P., which shall continue until the tenth anniversary of the first closing date with one one-year extension and two successive one-year terms followings such subsequent term with the approval of the LP Advisory Committee

HPS Mezzanine Partners 2019, L.P.	Mezzanine level subordinated debt	6,701,045	7,913,347	1,724,902	None	N/A	April 12, 2029 with one-year extensions available
HPS Mint Co-Invest Fund, L.P.	Preferred equity co-investment	19,845,369	31,758,332	2,074,239	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
HPS Offshore Mezzanine Partners 2019, LP	Mezzanine Level Subordinated Debt	21,010,810	25,498,622	5,588,063	None	N/A	Until the tenth anniversary of the first closing date with two on-year extensions

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Offshore Strategic Investment Partners V, LP	Mezzanine level subordinated debt	$48,930,971	$55,947,909	$27,870,799	None	N/A

Until the tenth anniversary of the first closing date with one one-year extension following the expiration of such initial term and two successive one-year terms following such subsequent term with the approval of the LP Advisory Committee

HPS Specialty Loan Fund V Feeder, L.P.	Middle market direct lending	56,060,706	60,327,509	14,792,746	None	N/A	September 10, 2028 with 1 year extenstions available
KCLF Note Issuer I SPV, LLC, Subordinated	Middle market direct lending	264,025,000	273,611,919	—	None	Redemptions pursuant to the Credit Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the investment manager	January 2033
KIMM CLO I LLC	Middle market direct lending	54,387,000	51,589,286	—	None	Optional Redemption, in each case pursuant to and in accordance with the Indenture and (in the case of the Class A-1 Loans) the Class A-1 Credit Agreements, is fully subordinated to the Debt

The Company shall have a perpetual term until dissolved. The existence of the company as a separate legal entity shall continue until cancellation of the Certificate of Formation as provided in the LLC Act

KKR FS Income Trust	Middle market direct lending	59,500,000	62,307,785	190,500,000	Quarterly[2]	N/A	Perpetual until dissolved in accordance with the Declaration of Trust or pursuant to Delaware law
KKR FS Income Trust Select	Middle market direct lending	25,000,000	25,435,727	—	Quarterly[2]	N/A	N/A

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
KKR Institutional Middle Market Fund LP	Middle market direct lending	$225,000,000	$242,022,685	$275,000,000	None	N/A	Until the seven year anniversary of the termination of the investment period unless dissolved earlier in accordance to the limited partnership agreement
KLC Fund 0225-CI LP	Common equity co-investment	120,000	119,945	—	None	N/A

Partnership shall be dissolved on the earlier of (a) the date on which the Partnership has disposed of all of its Investment and (b) the date on which the winding-up of Fund II commences in accordance with the Fund II Partnership Agreement

KWOL Co-Invest, LP	Common equity co-investment	22,500,000	34,079,236	—	None	N/A	Until dissolution of the partnership in accordance with the limited partnership agreement
Luther Co-Invest, L.P.	Middle market direct lending co-investment	24,008,414	21,434,982	—	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Madison Avenue CLO I Holdco LLC – Series 1	Middle market direct lending	85,393,600	87,246,159	120,606,400	None	N/A	July 15, 2035
Marilyn Co-Invest, L.P.	Common Equity Co-investment	69,065,006	89,916,153	—	None	N/A	Until investments are liquidated and all proceeds are distributed to the partners
Milano Co.-Invest L.P.	Middle Market Direct Lending Co-investment	3,998,073	3,923,043	174,000	None	N/A	Until such time as all of the investments of the partnership are liquidated and all proceeds are distributed to the partners
Minerva Co-Invest, L.P.	Preferred equity co-investment	23,232,361	33,896,371	298,500	None	N/A	Until distribution of investment proceeds

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
NB Capital Solutions Co-Invest (Wolverine) LP	Preferred equity co-investment	$8,275,406	$11,880,196	$294,594	None	N/A	Until the later of the dissolution of the Main Fund and the disposition of the partnership's investments
New Mountain Guardian IV BDC, L.L.C.	Middle market direct lending	36,000,000	37,139,851	14,000,000	None	N/A	Six years from the end of the closing period with a one-year extension available
New Mountain Private Credit Fund	Middle market direct lending	49,987,471	49,078,079	—	None	N/A	Shall be dissolved, and its affairs shall be wound up upon the entry of a decree of judicial dissolution, the termination of the legal existence of the last remaining member of the Company
North Haven Direct Lending Fund L.P.	Middle market direct lending	17,500,000	19,864,717	82,500,000	None	N/A	Shall continue, unless the fund is sooner dissolved until the fourth anniversary of the expiration of the investment period with two one-year extensions
North Wall Tactical Credit Delaware Feeder Fund LP	Middle market direct lending	26,576,271	27,439,131	29,423,729	None	N/A	Shall continue until the eightieth (80th) anniversary of the First Closing Date (or if such date is not a Business Day, the next Business Day)
NXT Capital Senior Loan Fund VII, LP	Middle market direct lending	12,595,770	12,502,487	37,500,000	None	N/A	Shall be perpetual until it is terminated pursuant to the limited partnership agreement
NXT Capital Structured Note I LLC	Middle market direct lending	178,886,292	192,962,633	11,923,238	None	Optional redemption pursuant to the indenture upon the direction of the investment manager or at the written direction of a majority of the holders of the subordinated notes	Nine years from the initial closing date

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Odyssey Co-Investment Partners B, LLC	Common equity co-investment	$1,949,774	$1,661,597	$50,226	None	N/A	Until the dissolution of the parternship in accordance with the limited partnership agreement
Palisades CLO, LLC	Middle market direct lending	137,984,137	158,992,504	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Palisades CLO, LLC – Class B	Middle market direct lending	50,000,000	50,000,000	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Palisades CLO, LLC – Class C	Middle market direct lending	58,000,000	58,000,000	—	None	May be redeemed in whole, but not in part, after the redemption or repayment of all of the secured debt at the direction of a majority of the subordinated notes or the investment manager	May 2034
Piccadilly Co-Invest, L.P.	Middle market direct lending co-investment	2,240,432	605,902	4,825,714	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Private Credit Fund C-1 Holdco, LLC – Series 1	Middle Market Direct Lending	$784,100,317	$795,518,792	$839,100,882	None	N/A	Shall continue until cancellation of the Certificate of Formation as provided in the Delaware Limited Liability Company Act
Proxima Co-Invest, L.P.	Middle market direct lending co-investment	9,658,246	9,627,786	321,175	None	N/A	Until the completion of the liquidation
Raven Asset-Based Credit Fund II LP	Asset-based lending	20,002,593	20,812,077	5,130,811	None	N/A	January 2029 with two one-year extensions available
Raven Senior Loan Fund LLC	Asset-based lending	467,597,208	487,236,696	32,402,792	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the note purchase and security agreement	The earlier of twelve years from closing and the amortization date selected by a majority of the subordinated notes in accordance to the note purchase and security agreement
Redwood Enhanced Income Corp.	Middle market direct lending	40,600,000	34,337,445	15,400,000	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
Silver Point Loan Funding, LLC	Middle market direct lending	1,324,185,795	1,418,295,454	176,448,146	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the the investment manager	November 2034
Silver Point Specialty Credit Fund II, L.P.	Middle market direct lending	43,264,199	38,206,720	6,738,714	None	N/A	September 6, 2023 with one-year extensions available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Sixth Street Lending Partners	Middle market direct lending	$24,982,212	$28,828,725	$25,017,788	None	N/A	Ten years from final closing subject to two one-year extensions if approved by majority of the board
South Cove Funding LLC	Middle market direct lending	485,904,071	505,395,492	—	None	N/A	Shall have a perpetual term until dissolved. The existence of the company as a separate legal entity shall continue until cancellation of the Certificate of Formation as provided in the LLC Act
Stellus Private Credit BDC Feeder LP	Middle market direct lending	30,415,527	31,050,376	19,584,473	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Stone Point Credit Corporation	Middle market direct lending	75,500,000	78,895,558	24,500,000	None	N/A	Until the seven year anniversary of the commencement date, December 21, 2020
Stone Point Credit Income Fund	Middle market direct lending	30,475,516	30,520,480	94,524,484	None	N/A	Agreement will continue until terminated in writing by either party upon 60 days’ notice to the other party
Summit Partners Credit Offshore Fund II, L.P.	Middle market direct lending	7,124,962	3,797,992	285,495	None	N/A	Eight anniversary of the fist draw-dwon date with two one-year extensions available
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	Middle market direct lending	100,000,000	97,666,016	—	None	N/A	Until the company is terminated and wound up in accordance to the limited liability company agreement
TB Funding Ltd.	Middle market direct lending	70,737,075	75,090,268	—	None	N/A	April 1, 2032
TCW Direct Lending VIII LLC	Middle market direct lending	69,760,319	64,869,014	15,316,788	None	N/A	Sixth anniversary of the final closing date

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
TCW Rescue Financing Fund II, L.P.	Middle market direct lending	$11,454,018	$11,260,154	$14,935,834	None	N/A	Shall continue, unless the fund is sooner dissolved, until the eighth anniversary of the initial closing date with two one-year extensions
Thoma Bravo Credit Fund III Feeder, LP	Middle market direct lending	40,679,939	45,798,816	84,320,061	None	N/A	Until the last day of the calendar quarter during which the ninth anniversary of the effective date occurs with three additional one-year extensions.
Thompson Rivers LLC	Investment vehicle	5,044,983	1,209,823	—	None	Redemptions permitted with the consent of the investment fund's voting members	Until cancellation of the Certificate of Formation
Varagon Capital Corporation	Middle market direct lending	19,296,490	18,243,461	5,703,510	None	N/A	September 2026 with one-year extensions available
Varagon Capital Direct Lending Fund, L.P.	Middle market direct lending	43,750,000	41,464,484	6,250,000	None	N/A	Until the fourth anniverversary of the end of the reinvestment period with one-year extension available
Varagon Structured Note Issuer I, LLC	Middle market direct lending	137,277,228	147,425,297	—	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	Common equity co-investment	3,010,526	3,533,148	—	None	N/A	Until the earlier of the date that the partnership has disposed of all investment and the date that the Fund, as defined by the limited partnership agreement, is terminated

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	Middle market direct lending	$10,842,411	$7,076,332	$39,157,589	None	N/A

When the General Partner or the Liquidating Trustee has complied with the foregoing liquidation plan, the General Partner or the Liquidating Trustee, on behalf of all Partners, shall execute, acknowledge and cause to be filed an instrument evidencing the cancellation of the Certificate of Limited Partnership

Vista Credit Strategic Lending Corp.	Middle market direct lending	53,269,873	53,216,258	46,730,127	Quarterly[3]	N/A	N/A
VPC Credit Origination Fund, LP	Loan origination vehicle	1,000,000	1,058,596	49,000,000	None	N/A	Forty-two months after the initial closing date with additional one-year extensions approved by limited partners holding majority of aggregate commitments
Waccamaw River LLC	Investment vehicle	9,012,204	2,664,231	—	None	Redemptions permitted with the prior consent of the board	Until cancellation of the Certificate of Formation
West Street Loan Partners V	Middle market direct lending	18,208,176	18,380,002	31,791,824	None	N/A	Eight years following the expiration of the investment period with two one-year extensions
Total		$10,647,782,593	$11,128,646,482	$4,682,203,113

1    Up to 10% at each tender offer during any calendar year.

2    Up to 5% at each quarterly tender offer.

3    Up to 3.5% at each quarterly tender offer.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements September 30, 2025 (Unaudited) (Continued)

14. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Board authorized the Fund to offer to repurchase Shares from shareholders in an amount up to 5.00% of the net assets of the Fund with a December 9, 2025 repurchase pricing date. The repurchase offer period began on November 6, 2025 and will end on December 9, 2025. Shareholders that desire to tender Shares for repurchase are required to do so no later than December 9, 2025.

Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Corporate Lending Fund
Other Information September 30, 2025 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Cliffwater Corporate Lending Fund
Privacy Notice September 30, 2025 (Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-888-442-4420

Cliffwater Corporate Lending Fund
Privacy Notice September 30, 2025 (Unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

Open an account

Provide account information

Give us your contact information

Make a wire transfer

Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

Sharing for affiliates’ everyday business purposes – information about your creditworthiness

Affiliates from using your information to market to you

Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.acaglobal.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave, Suite 800
Cleveland, OH 44115

(b)     Not applicable.

Item 2.       Code of Ethics.

Not applicable to semi-annual reports.

Item 3.       Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.       Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.       Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6.       Investments.

(a)     See the Semi-Annual Report to Shareholders under Item 1 of this Form.

(b)     Not applicable.

Item 7.       Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.       Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.       Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.     Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.     Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.     Portfolio Managers of Closed-End Management Investment Companies.

(a)     Not applicable to semi-annual reports.

(b)    There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recent report on Form N-CSR.

Item 14.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant last provided disclosure in response to this item.

Item 16.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable.

(b)     Not applicable.

Item 18.     Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.     Exhibits.

(a)(1)     Not applicable to semi-annual reports.

(a)(2)     Not applicable.

(a)(3)     A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(a)(4)     Not applicable.

(a)(5)     Not applicable.

(b)          Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	December 5, 2025
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	December 5, 2025